UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.

2011 SEMIANNUAL REPORT TIAA-CREF LIFE FUNDS JUNE 30, 2011 Financial statements (unaudited)

CONTENTS

Understanding your TIAA-CREF Life Funds report	2

Information on the TIAA-CREF Life Funds	3

About the funds’ benchmarks	4

Important information about expenses	6

Fund performance
Growth Equity Fund	7
Growth & Income Fund	10
International Equity Fund	13
Large-Cap Value Fund	16
Small-Cap Equity Fund	19
Stock Index Fund	22
Social Choice Equity Fund	25
Real Estate Securities Fund	28
Bond Fund	31
Money Market Fund	34

Summary portfolios of investments	37

Financial statements
Statements of assets and liabilities	70
Statements of operations	74
Statements of changes in net assets	78
Financial highlights	85
Notes to financial statements	95

Board renewal of the investment advisory agreement	104

How to reach us	Inside back cover

UNDERSTANDING YOUR TIAA-CREF LIFE FUNDS REPORT

This semiannual report contains information about the ten TIAA-CREF Life Funds and describes the funds’ results for the six months ended June 30, 2011. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of June 30, 2011.
•	The financial statements contain detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

2	2011 Semiannual Report ¡ TIAA-CREF Life Funds

INFORMATION ON THE TIAA-CREF LIFE FUNDS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

FUND MANAGEMENT

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	3

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE Index measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEX

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

SPECIALTY EQUITY INDEX

The FTSE NAREIT All Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

4	2011 Semiannual Report ¡ TIAA-CREF Life Funds

FIXED-INCOME INDEX

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Life Funds incur only one of two potential types of costs.

•	Shareholders do not incur transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.
•	However, they do incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2011 to June 30, 2011).

ACTUAL EXPENSES

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6	2011 Semiannual Report ¡ TIAA-CREF Life Funds

GROWTH EQUITY FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The Growth Equity Fund returned 6.87% for the period, compared with the 6.83% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended June 30, 2011, the fund returned 33.23%, versus 35.01% for the index.

Growth stocks outpace value issues

In the first half of 2011, large-cap growth stocks outperformed the 5.92% return of large-cap value issues, as measured by the Russell 1000 Value Index. This continued the trend of 2010, when large-cap growth outpaced large-cap value, by more than one percentage point.

However, for the ten years ended June 30, 2011, the Russell 1000 Growth Index posted an average annual return of 2.24%, significantly less than the 3.99% average return of its value counterpart.

Energy leads the way

All nine industry sectors of the fund’s benchmark posted positive results for the period, but gains differed sharply. Energy, which made up more than one-tenth of the market capitalization of the index at period-end, climbed 11.4% during the six months. The producer durables and consumer discretionary sectors, together accounting for more than one-quarter of the index, rose 8.0% and 7.8%, respectively. Both were helped by increased demand from overseas.

Technology, the benchmark’s largest sector, making up more than one-quarter of its market cap, was up just 1.6% for the period. Signs that the economic recovery was faltering prompted some investors to move into the more defensive consumer and health care sectors.

Stock choices boost return

The fund outperformed its benchmark because of a number of favorable stock selections. Chief among them were out-of-benchmark holdings in Watson Pharmaceuticals and Chinese online search engine Baidu. Overweight positions in medical device manufacturer Intuitive Surgical and communications equipment maker Polycom, and an underweight in technology giant Cisco Systems, also helped relative performance.

These positive factors were partly offset by several positions that detracted from performance. One of the largest negative effects came from an underweight in Exxon Mobil. Overweights in three technology companies—Google, Juniper Networks and Akamai Technologies—also reduced the fund’s relative return.

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	7

GROWTH EQUITY FUND

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Growth Equity Fund	4/3/2000	6.87%	33.23%	5.17%	1.42%

Russell 1000® Growth Index	—	6.83	35.01	5.33	2.24

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

Growth Equity Fund	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)

Actual return	$1,000.00	$1,068.71	$2.67

5% annual hypothetical return	1,000.00	1,022.22	2.61

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

8	2011 Semiannual Report ¡ TIAA-CREF Life Funds

GROWTH EQUITY FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 6/30/2011

Information technology	33.4

Consumer discretionary	19.4

Health care	13.8

Industrials	11.0

Energy	7.4

Materials	6.3

Consumer staples	4.2

Financials	3.9

Telecommunication services	1.1

Other assets & liabilities, net	–0.5

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2011

Over $15 billion	66.3

$4 billion–$15 billion	32.6

Under $4 billion	1.1

Total	100.0

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	9

GROWTH & INCOME FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The Growth & Income Fund returned 7.94% for the period, compared with the 6.02% return of its benchmark, the S&P 500® Index. For the one-year period ended June 30, 2011, the fund returned 33.30%, versus 30.69% for the index.

Large caps trail the broad market

The U.S. stock market rally that began in September 2010 continued into 2011. Investors were encouraged by strong corporate profits and increases in hiring by the private sector. For the first quarter of 2011, the large-cap stocks that make up the S&P 500 Index rose 5.92%. In the second quarter, however, disappointing jobs reports and the worsening sovereign debt situation in Europe prompted a stock sell-off, and the index ended the quarter flat.

For the six months, the S&P 500 Index lagged the 6.35% return of the broad U.S. stock market, as measured by the Russell 3000® Index. The stronger performance of the Russell index came from the 8.08% advance of mid-cap stocks, which made up more than one-quarter of the Russell’s market capitalization at period-end.

For the ten years ended June 30, 2011, the S&P 500 Index posted an average annual return of 2.72%, versus 3.44% for the Russell 3000 Index.

Nine benchmark sectors advance

For the period, nine of the benchmark’s ten industry sectors posted positive returns, with two scoring double-digit gains. The strongest performance came from the health care (up 13.9%) and energy (up 11.4%) sectors; together they made up almost one-quarter of the benchmark’s market capitalization on June 30, 2011. The large consumer discretionary (up 8.3%), consumer staples (up 7.9%) and industrial (up 8.0%) sectors also made substantial contributions to returns.

Weak performance from the benchmark’s two largest sectors undercut these gains; information technology rose just 2.1%, while financials lost 3.1%.

Stock selections boost performance

The fund outperformed its benchmark by nearly two percentage points because of favorable stock choices. Leading the way were out-of-benchmark holdings in drug manufacturers Valeant Pharmaceuticals and Pharmasset, and an overweight in Watson Pharmaceuticals. An underweight stake in Bank of America also aided relative returns.

These positive contributions were partly offset by an underweight in Chevron, whose stock rose 14.4% on the strength of rising energy prices. Overweights in Google and employment search website Monster Worldwide trimmed results as well.

10	2011 Semiannual Report ¡ TIAA-CREF Life Funds

GROWTH & INCOME FUND

PERFORMANCE AS OF JUNE 30, 2011

				Average annual
		Total return		total return
	Inception date	6 months	1 year	5 years	10 years

Growth & Income Fund	4/3/2000	7.94%	33.30%	6.62%	4.17%

S&P 500 Index	—	6.02	30.69	2.94	2.72

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

Growth & Income Fund	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)

Actual return	$1,000.00	$1,079.40	$2.68
5% annual hypothetical return	1,000.00	1,022.22	2.61

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	11

GROWTH & INCOME FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 6/30/2011

Information technology	18.0

Health care	13.5

Financials	12.9

Industrials	12.6

Consumer discretionary	11.5

Energy	11.5

Consumer staples	10.3

Materials	4.4

Telecommunication services	3.4

Utilities	1.2

Other assets & liabilities, net	0.7

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2011

Over $15 billion	62.8

$4 billion–$15 billion	30.1

Under $4 billion	7.1

Total	100.0

12	2011 Semiannual Report ¡ TIAA-CREF Life Funds

INTERNATIONAL EQUITY FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The International Equity Fund returned 1.39% for the period, compared with the 4.98% return of its benchmark, the MSCI EAFE Index. For the one-year period ended June 30, 2011, the fund returned 34.29%, versus 30.36% for the index.

Foreign stocks underperform

In the first quarter of 2011, the MSCI EAFE Index, which measures stock performance in 22 developed nations outside North America, rose 3.36%. However the index gained just 1.56% in the second quarter due to concerns about the catastrophic earthquake in Japan and renewed worries about the European sovereign debt crisis and slowing global growth.

The MSCI EAFE returned just 0.18% in local currencies for the six months. Returns for U.S. investors were boosted by a stronger euro, pound and yen, but the EAFE still lagged the 6.35% return of U.S. issues, as measured by the Russell 3000® Index.

Japan’s woes take a toll

The earthquake in Japan disrupted supply chains and jolted confidence, giving the second-largest national component of the benchmark a 4.8% loss for the six months. Other Pacific stocks rose 2.5%.

These results were more than offset by a 9.1% gain in the EAFE’s European segment, buoyed by double-digit advances from France (up 15.5%) and Germany (up 14.2%). Both nations saw strong export demand from the developing world.

Stock selections trim returns

The fund lagged its benchmark because of unfavorable stock selections that included overweight positions in Chinese export company Li & Fung, British securities broker ICAP and Japan’s Nippon Electric Glass. An out-of-benchmark investment in China’s Nine Dragons Paper Holdings also reduced returns.

These effects were partially offset by successful stock choices, such as overweights in resorts operator Sands China and in two German companies: drug maker Bayer and consumer products maker Henkel.

The fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark index. They will, however, be taken into account in that day’s NAV to reflect the value of the fund’s holdings at the time the NAV is calculated.

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	13

INTERNATIONAL EQUITY FUND

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

International Equity Fund	4/3/2000	1.39%	34.29%	2.20%	6.42%

MSCI EAFE Index	—	4.98	30.36	1.48	5.68

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

International Equity Fund	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)

Actual return	$1,000.00	$1,013.92	$3.00
5% annual hypothetical return	1,000.00	1,021.82	3.01

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the fund reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

14	2011 Semiannual Report ¡ TIAA-CREF Life Funds

INTERNATIONAL EQUITY FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 6/30/2011

Industrials	24.1

Materials	22.6

Financials	15.1

Consumer staples	12.6

Health care	10.6

Consumer discretionary	10.4

Information technology	2.6

Energy	1.1

Utilities	0.7

Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2011

Over $15 billion	45.8

$4 billion–$15 billion	42.3

Under $4 billion	11.9

Total	100.0

HOLDINGS BY COUNTRY

Country	% of portfolio investments as of 6/30/2011

Germany	25.1

United Kingdom	16.2

Switzerland	15.6

Japan	14.7

Sweden	6.0

Macau	5.0

China	4.9

India	4.0

France	2.5

6 other nations	6.0

Total	100.0

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	15

LARGE-CAP VALUE FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The Large-Cap Value Fund returned 4.12% for the period, compared with the 5.92% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended June 30, 2011, the fund returned 30.28%, versus 28.94% for the index.

Financials constrain the benchmark

Large-cap value stocks trailed large-cap growth issues in 2010, and that pattern continued in the first half of 2011, mainly because the value index included a number of troubled banks. With the financial sector of the Russell 1000 Value Index posting a loss for the six months, the benchmark lagged the 6.83% return of the Russell 1000 Growth Index.

For the five years ended June 30, 2011, value issues in the large-cap category trailed their growth counterparts by a wide margin. The Russell 1000 Value Index posted an average annual return of 1.15%—more than four percentage points behind the 5.33% average return of the Russell 1000 Growth Index.

Seven of nine sectors advance

All but two of the nine industry sectors of the Russell 1000 Value Index scored solid gains for the period. Results were driven primarily by the 16.1% jump in health care, the benchmark’s second-largest sector. Other sizable contributions came from energy (up 10.4%), consumer discretionary (up 9.7%) and utilities (up 8.9%). Together, these three sectors made up one-third of the market capitalization of the index at period-end.

Financial services, the benchmark’s largest sector, lost 3.0%, while technology slipped 0.8%.

Stock selections trim performance

The fund lagged its benchmark for the period because of several stock selections that failed to perform as anticipated. These included overweight positions in AOL, energy supplier Weatherford International and medical device maker Boston Scientific. A nonbenchmark investment in educational software provider Smart Technologies also detracted from relative returns.

These negative effects were partly offset by several positive contributors to relative performance, including overweight positions in UnitedHealth Group and Watson Pharmaceuticals. The fund also benefited from an underweight holding in Berkshire Hathaway.

16	2011 Semiannual Report ¡ TIAA-CREF Life Funds

LARGE-CAP VALUE FUND

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	since inception

Large-Cap Value Fund	10/28/2002	4.12%	30.28%	2.03%	8.49%

Russell 1000 Value Index	—	5.92	28.94	1.15	7.37

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

Large-Cap Value Fund	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)
Actual return	$1,000.00	$1,041.19	$2.63
5% annual hypothetical return	1,000.00	1,022.22	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	17

LARGE-CAP VALUE FUND

PORTFOLIO COMPOSITION

% of net assets
Sector	as of 6/30/2011

Financials	24.4

Health care	12.5

Industrials	11.8

Information technology	11.4

Energy	11.3

Consumer discretionary	9.1

Consumer staples	7.0

Utilities	5.6

Telecommunication services	5.3

Materials	2.7

Other assets & liabilities, net	–1.1

Total	100.0

HOLDINGS BY COMPANY SIZE

% of equity investments
Market capitalization	as of 6/30/2011

Over $15 billion	63.1

$4 billion–$15 billion	23.3

Under $4 billion	13.6

Total	100.0

18	2011 Semiannual Report ¡ TIAA-CREF Life Funds

SMALL-CAP EQUITY FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The Small-Cap Equity Fund returned 7.79% for the period, compared with the 6.21% return of its benchmark, the Russell 2000® Index. For the one-year period ended June 30, 2011, the fund returned 40.32%, versus 37.41% for the index.

Small caps lag the broad market

After outperforming the overall U.S. stock market by almost ten percentage points in 2010, small-cap stocks trailed the 6.35% return of the Russell 3000® Index for the first half of 2011.

During the first quarter of 2011, small-cap issues outperformed the broad market, as rising corporate profits and strong overseas demand for U.S. products fueled investor optimism. However, small caps lagged the Russell 3000 in the second quarter, when investors grew concerned about the U.S. economic recovery and fled to less volatile parts of the stock market.

Nonetheless, for the five years ended June 30, 2011, small caps posted an average annual gain of 4.08%, versus 3.35% for the Russell 3000 Index.

Health care and technology drive the benchmark’s rise

For the six-month period, all nine industry sectors of the Russell 2000 Index advanced, and three achieved double-digit gains. The largest contributions to the benchmark’s performance came from the health care and technology sectors, which rose 13.0% and 7.5%, respectively. Together, these two sectors made up almost 30% of the benchmark’s total market capitalization on June 30, 2011. Strong results from the energy sector also boosted the benchmark’s return.

Financial services—the benchmark’s largest sector—produced the smallest gain; it advanced just 1.1% during the period.

Stock choices boost the fund

The fund outperformed its benchmark by more than one-and-a-half percentage points on the strength of a number of favorable security selections. These included overweight holdings in Basic Energy Services and GT Solar International. An overweight position in network security appliance firm Fortinet also enhanced the fund’s relative performance.

These positive results were partly offset by overweight holdings in ION Geophysical, a seismic solutions company for the oil and gas industry, and Blue Coat Systems, a Web security provider. The exclusion of drug maker Pharmasset also trimmed relative returns.

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	19

SMALL-CAP EQUITY FUND

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	since inception
Small-Cap Equity Fund	10/28/2002	7.79%	40.32%	3.90%	11.51%
Russell 2000® Index	—	6.21	37.41	4.08	11.19

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will  fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

Small-Cap Equity Fund	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)
Actual return	$1,000.00	$1,077.89	$2.83
5% annual hypothetical return	1,000.00	1,022.07	2.76

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.55%. The expense charges of the fund reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

20	2011 Semiannual Report ¡ TIAA-CREF Life Funds

SMALL-CAP EQUITY FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 6/30/2011

Financials	19.6

Information technology	19.0

Industrials	14.6

Health care	13.4

Consumer discretionary	12.2

Energy	7.2

Materials	5.8

Consumer staples	3.6

Utilities	3.3

Telecommunication services	1.1

Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2011

$4 billion–$15 billion	0.5

Under $4 billion	99.5

Total	100.0

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	21

STOCK INDEX FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The Stock Index Fund returned 6.30% for the period, compared with the 6.35% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2011, the fund returned 32.15%, versus 32.37% for the index.

For the six-month period, the fund’s return trailed that of its benchmark, primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s return does not. The fund had a risk profile similar to that of its benchmark.

U.S. stocks gain despite headwinds

U.S. stocks, as measured by the Russell 3000, finished the first half of 2011 with a substantial gain, despite growing concerns in the second quarter about the sustainability of the U.S. economic recovery. In the first quarter, the broad market climbed 6.38%, when rising corporate profits and strong growth overseas continued to propel the rally that had begun in September 2010. But U.S. stocks were flat in the second quarter, as global economic growth appeared to be slowing.

During the six months, mid-cap issues led the market with an 8.08% gain, outperforming large caps and small caps, which rose 6.37% and 6.21%, respectively. Growth stocks within the Russell 3000 outperformed value issues, 6.98% to 5.74%. (Returns by investment-style and market capitalization are based on the Russell indexes.)

Health care and energy drive the index

Eight of the benchmark’s nine industry sectors advanced during the period, and two scored double-digit gains. Results were largely driven by solid contributions from the health care and energy sectors, which rose 13.9% and 10.9%, respectively. Together, these two sectors made up nearly one-fourth of the total market capitalization of the index on June 30, 2011. An 8.1% return from the sizable consumer discretionary sector also pushed the benchmark higher.

Overall returns were hampered, however, by disappointing results from the benchmark’s two largest sectors: financial services lost 0.8%, while technology gained just 1.8%.

Three leading stocks shine

Three of the five largest stocks in the Russell 3000 Index achieved double-digit gains for the period. Technology bellwether IBM climbed 17.9%. Energy giants Chevron and Exxon Mobil rose 14.4% and 12.5%, respectively. General Electric (up 4.7%) and Apple (up 4.1%) posted returns that lagged the overall market.

22	2011 Semiannual Report ¡ TIAA-CREF Life Funds

STOCK INDEX FUND

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Stock Index Fund	1/4/1999	6.30%	32.15%	3.39%	3.45%

Russell 3000 Index	—	6.35	32.37	3.35	3.44

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

Stock Index Fund	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)
Actual return	$1,000.00	$1,063.01	$0.46
5% annual hypothetical return	1,000.00	1,024.35	0.45

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the fund reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	23

STOCK INDEX FUND

PORTFOLIO COMPOSITION

% of net assets
Sector	as of 6/30/2011

Information technology	17.6

Financials	16.5

Industrials	11.7

Health care	11.6

Consumer discretionary	11.5

Energy	11.5

Consumer staples	8.9

Materials	4.4

Utilities	3.4

Telecommunication services	2.7

Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

% of equity investments
Market capitalization	as of 6/30/2011

Over $15 billion	64.8

$4 billion–$15 billion	20.5

Under $4 billion	14.7

Total	100.0

24	2011 Semiannual Report ¡ TIAA-CREF Life Funds

SOCIAL CHOICE EQUITY FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The Social Choice Equity Fund returned 5.42% for the period, compared with the 6.35% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2011, the fund returned 29.92%, versus 32.37% for the index. The fund screens investments according to social criteria, while the benchmark does not.

Stock exclusions reduce returns

Because of its social screens, the fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these stocks produced mixed results during the period, but the net effect was to lower the fund’s return relative to that of its benchmark.

The fund’s underperformance was due in part to the exclusion of several well-performing energy companies. The absence of Exxon Mobil (up 12.5%) and Chevron (up 14.4%), the largest and fourth-largest stocks in the index in terms of market capitalization on June 30, 2011, trimmed the fund’s relative results. The energy sector posted a double-digit advance during the six months as a result of rising oil prices. The absence of pharmaceutical giant Pfizer, UnitedHealth Group and Philip Morris International, which rose 20.0%, 43.7% and 16.3%, respectively, also reduced results.

In contrast, relative performance was enhanced by avoiding four large-cap financial companies: Bank of America, Goldman Sachs, Citigroup and JPMorgan Chase, all of which declined for the period because of the continued effects of the housing downturn.

Strategies help limit risks

Because the fund’s social screens prevent its investing in some of the stocks in the Russell 3000 Index, the fund’s managers use statistical techniques to help ensure that the risk characteristics of its portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of the overall capitalization of the benchmark.

During the six-month period, the fund’s performance was adversely affected by a number of overweight holdings, including technology giants Microsoft (down 5.7%), Cisco Systems (down 22.6%) and Google (down 14.8%). Overweight positions in Target and United States Steel also lowered relative results.

Partially offsetting these negative effects were positive contributions from overweight holdings in Marathon Oil, insurer Aetna, biotechnology firm Biogen Idec and energy company El Paso, four stocks that climbed 43.7%, 45.1%, 59.5% and 47.0%, respectively.

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	25

SOCIAL CHOICE EQUITY FUND

PERFORMANCE AS OF JUNE 30, 2011

				Average annual
		Total return		total return
	Inception date	6 months	1 year	5 years	10 years
Social Choice Equity Fund	4/3/2000	5.42%	29.92%	3.80%	3.90%
Russell 3000® Index	—	6.35	32.37	3.35	3.44

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

Social Choice Equity Fund	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)
Actual return	$1,000.00	$1,054.25	$1.12
5% annual hypothetical return	1,000.00	1,023.70	1.10

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the fund reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

26	2011 Semiannual Report ¡ TIAA-CREF Life Funds

SOCIAL CHOICE EQUITY FUND

PORTFOLIO COMPOSITION

% of net assets
Sector	as of 6/30/2011

Financials	18.0

Information technology	16.0

Industrials	12.2

Health care	11.5

Consumer discretionary	11.4

Energy	10.3

Consumer staples	8.3

Materials	5.4

Utilities	4.3

Telecommunication services	2.4

Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

% of equity investments
Market capitalization	as of 6/30/2011

Over $15 billion	68.4

$4 billion–$15 billion	24.1

Under $4 billion	7.5

Total	100.0

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	27

REAL ESTATE SECURITIES FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The Real Estate Securities Fund returned 9.93% for the period, compared with the 10.62% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the one-year period ended June 30, 2011, the fund returned 35.30%, versus 34.09% for the index.

REITs top the broad markets

For the six-month period, real estate investment trusts (REITs) outpaced the 6.35% return of the broad U.S. stock market, as measured by the Russell 3000® Index. They also outperformed the 2.72% return of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

The fund’s benchmark gained 7.50% in the first quarter of 2011, when investors’ increased appetite for risk and strong corporate profits boosted prices for REITs. In the second quarter, however, the return of the REITs index narrowed, to 2.90%, as renewed concern about the U.S. economic recovery sent investors into less volatile parts of the investment markets.

For the five years ended June 30, 2011, the fund’s benchmark produced an average annual return of 2.61%, lagging the 3.35% average annual return of the Russell 3000 Index and the 6.52% return of the Barclays Capital aggregate index.

All but two sectors advance

All but two of the benchmark’s 13 property sectors posted gains for the period. The regional malls (up 15.8%) and apartments (up 14.1%) sectors drove the benchmark’s performance. Regional malls benefited from strong retail sales and expansion from a number of the nation’s biggest discount retailers. Apartments rose for the six months as a result of the continued downturn in the U.S. housing market.

Only the freestanding mall (down 3.3%) and lodging/resort (down 2.4%) sectors declined for the period. Free standing malls were hurt by rising vacancy rates, while the lodging/resort sector suffered from higher airfares and rising gas prices.

Stock selections limit returns

The fund trailed its benchmark in part because of nonbenchmark positions in Thomas Properties, an office, retail and multifamily property owner, and Orient Express Hotels. Underweight holdings in two forest products makers, Weyerhaeuser and Rayonier, also detracted from the fund’s relative return.

These results were partly offset by positive contributions from an overweight in office REIT Boston Properties and an underweight in regional mall operator General Growth Properties. A nonbenchmark investment in property management firm CB Richard Ellis also helped.

28	2011 Semiannual Report ¡ TIAA-CREF Life Funds

REAL ESTATE SECURITIES FUND

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	since inception

Real Estate Securities Fund	10/28/2002	9.93%	35.30%	2.25%	11.84%

FTSE NAREIT
All Equity REITs Index	—	10.62	34.09	2.61	12.32

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

Real Estate Securities Fund	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)

Actual return	$1,000.00	$1,099.28	$2.97
5% annual hypothetical return	1,000.00	1,021.97	2.86

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the fund reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	29

REAL ESTATE SECURITIES FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 6/30/2011

Specialized REITs	26.0

Retail REITs	24.3

Residential REITs	17.1

Office REITs	14.8

Diversified REITs	4.7

Industrial REITs	3.7

Real estate services	2.2

Real estate operating companies	1.6

Mortgage REITs	1.6

Hotels, resorts & cruise lines	1.1

Homebuilding	0.8

Security & alarm services	0.8

Gold	0.7

Real estate development	0.4

Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2011

Over $15 billion	39.6

$4 billion–$15 billion	36.0

Under $4 billion	24.4

Total	100.0

30	2011 Semiannual Report ¡ TIAA-CREF Life Funds

BOND FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The Bond Fund returned 2.57% for the period, compared with the 2.72% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. For the one-year period ended June 30, 2011, the fund returned 4.05%, versus 3.90% for the index.

Bonds gain as the recovery falters

During the period, economic growth in the United States slowed, constrained by persistently high unemployment, a depressed housing market and rising oil prices. Gross domestic product increased at a year-over-year rate of 1.6% in the second quarter of 2011, down sharply from the 3.1% rate in the last quarter of 2010.

To stimulate the economy, the Federal Reserve maintained its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%. It also purchased U.S. Treasury securities, to try to lower long-term interest rates.

The Barclays Capital U.S. Aggregate Bond Index, which measures the U.S. investment-grade, fixed-rate bond market, returned 0.42% for the first quarter of 2011, when increased corporate profits and an uptick in private-sector jobs drove investors to seek the potentially higher returns of stocks. In the second quarter, disappointing jobs reports, Europe’s sovereign debt crisis and concerns about the long-term effects of Japan’s earthquake prompted a stock sell-off. As many investors turned to bonds, the index gained 2.29%.

Corporate bonds outpace Treasuries

Corporate bonds, which made up one-fifth of the benchmark’s market capitalization, gained 3.2%. U.S. mortgage-backed securities and U.S. Treasuries, each representing about one-third of the index, returned 2.9% and 2.2%, respectively. The small commercial mortgage-backed sector gained 3.7%, while U.S. agencies trailed with a 1.9% return. The yield on 2-year Treasury notes fell from 0.61% at year-end 2010 to 0.45% on June 30, 2011. The 10-year yield slid from 3.30% to 3.18%.

The fund trails the benchmark

The fund lagged the Barclays Capital aggregate index primarily because of underweight positions in U.S. Treasury securities, which rallied in April and May. Underweights in U.S. mortgage-backed securities also trimmed returns.

Partly offsetting these detractors were the fund’s investments in corporate bonds, including overweight positions in investment-grade corporate securities and out-of-benchmark holdings in high-yield bonds. Overweight investments and favorable security selections in asset-backed securities also helped.

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	31

BOND FUND

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	since inception
Bond Fund	7/8/2003	2.57%	4.05%	5.62%	4.37%
Barclays Capital
U.S. Aggregate Bond Index	—	2.72	3.90	6.52	4.91

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

Bond Fund	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)
Actual return	$1,000.00	$1,025.72	$1.76
5% annual hypothetical return	1,000.00	1,023.06	1.76

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the fund reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

32	2011 Semiannual Report ¡ TIAA-CREF Life Funds

BOND FUND

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2011

Mortgage-backed securities†	28.2

Corporate bonds	19.9

U.S. Treasury securities	16.1

Foreign government & corporate bonds denominated in U.S. dollars	14.5

U.S. agency securities	10.1

Commercial mortgage-backed securities	6.0

Asset-backed securities	2.0

Municipal bonds	0.7

Other assets & liabilities, net	2.5

Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

HOLDINGS BY MATURITY

% of fixed-income investments as of 6/30/2011

Less than 1 year	3.7

1–3 years	15.9

3–5 years	17.1

5–10 years	18.4

Over 10 years	44.9

Total	100.0

HOLDINGS BY CREDIT QUALITY*

% of fixed-income investments as of 6/30/2011

Aaa/AAA	60.2

Aa/AA	9.0

A/A	13.7

Baa/BBB	14.3

Ba/BB	1.2

B/B	1.2

Below B/B	0.4

Total	100.0

*

These figures are based on credit quality ratings from Moody’s, Standard & Poor’s and Fitch. Where Moody’s ratings are not available, we have used Standard & Poor’s or Fitch’s ratings. These ratings are subject to change without notice.

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	33

MONEY MARKET FUND

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The Money Market Fund returned 0.03% for the period, compared with the 0.01% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

Growth stalls, and the Fed holds firm

During the six months, economic growth in the United States was constrained by high unemployment, a depressed housing market and rising oil prices. Gross domestic product increased at a year-over-year rate of 1.6% in the second quarter of 2011, down sharply from the 3.1% rate in the last quarter of 2010. Unemployment rose to 9.2%.

In response, the Federal Reserve maintained its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%. The Fed also continued to purchase U.S. Treasury securities until this initiative ended on June 30.

Treasuries rally, but LIBOR is flat

Europe’s sovereign debt problems, political change in the Middle East, Japan’s earthquake and the United States’ own debt issues all precipitated a flight-to-quality. As investors sought high-quality issues, yields on short-term U.S. Treasuries fell to near zero.

Despite the challenging global picture, LIBOR yields moved little. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) The three-month LIBOR declined from 0.30% to 0.25%.

The fund edges ahead of the average money fund

Within the low interest rate environment, the fund narrowly outpaced the average iMoneyNet fund. In pursuit of relative value and to comply with SEC regulations, the fund maintained more than 40% of its portfolio in U.S. Treasury and agency securities. The fund also purchased high-quality corporate securities. On June 28, 2011, the fund’s weighted average maturity was 55 days, versus 41 days for the average iMoneyNet fund.

Beginning July 7, 2011, part or all of the investment management fees of the Money Market Fund are being voluntarily waived. Without this waiver, current and effective annualized yields and total returns would be lower. This fee waiver may be discontinued at any time without notice.

34	2011 Semiannual Report ¡ TIAA-CREF Life Funds

MONEY MARKET FUND

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED JUNE 28, 2011*

	Current yield	Effective yield

Money Market Fund	0.01%	0.01%

iMoneyNet Money Fund Report Averages—All Taxable†	0.02	0.02

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	since inception

Money Market Fund	7/8/2003	0.03%	0.07%	2.29%	2.37%

iMoneyNet Money Fund
Report Averages—
All Taxable†	—	0.01	0.03	1.86	1.90	‡

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund will attempt to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

†	The iMoneyNet Money Fund Report Averages–All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.
‡	The performance above is computed from August 2003 because the iMoneyNet return is calculated only on a monthly basis.

TIAA-CREF Life Funds ¡ 2011 Semiannual Report	35

MONEY MARKET FUND

EXPENSE EXAMPLE

Six months ended June 30, 2011

Money Market Fund	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)

Actual return	$1,000.00	$1,000.26	$0.74
5% annual hypothetical return	1,000.00	1,024.05	0.75

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The fund’s annualized six-month expense ratio for that period was 0.15%. The expense charges of the fund reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2011

Commercial paper	47.5
U.S. government agency securities	24.7
U.S. Treasury securities	13.3
Certificates of deposit	5.7
Floating-rate securities, U.S. government	3.5
Bankers’ acceptances	2.6
Foreign government securities	0.7
Other assets & liabilities, net	2.0

Total	100.0

36	2011 Semiannual Report ¡ TIAA-CREF Life Funds

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH EQUITY FUND  ■  JUNE 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
16,865		Johnson Controls, Inc	$702,596	1.6%

			702,596	1.6

CAPITAL GOODS
6,764		Boeing Co	500,063	1.2
4,220		Caterpillar, Inc	449,261	1.0
7,858		Danaher Corp	416,395	1.0
12,145		Emerson Electric Co	683,156	1.6
4,448		Goodrich Corp	424,784	1.0
7,190		Precision Castparts Corp	1,183,833	2.7
5,323		Roper Industries, Inc	443,406	1.0
4,967		United Technologies Corp	439,629	1.0

			4,540,527	10.5

CONSUMER DURABLES & APPAREL
20,433		Burberry Group plc	475,162	1.2
2,237		LVMH Moet Hennessy Louis Vuitton S.A.	401,982	0.9
		Other	671,908	1.5

			1,549,052	3.6

CONSUMER SERVICES
13,566	*	Las Vegas Sands Corp	572,621	1.3
18,828		Starbucks Corp	743,518	1.8
		Other	429,856	0.9

			1,745,995	4.0

DIVERSIFIED FINANCIALS
1,467		CME Group, Inc	427,763	1.0
4,541	*	IntercontinentalExchange, Inc	566,308	1.3
		Other	687,549	1.6

			1,681,620	3.9

ENERGY
8,024		Anadarko Petroleum Corp	615,922	1.5
10,738		Cenovus Energy, Inc	404,393	0.9
4,374	*	Concho Resources, Inc	401,752	0.9
8,567		Crescent Point Energy Corp	395,906	0.9
6,155		National Oilwell Varco, Inc	481,383	1.1
10,252		Schlumberger Ltd	885,772	2.1

			3,185,128	7.4

FOOD & STAPLES RETAILING
7,907		Costco Wholesale Corp	642,365	1.5

			642,365	1.5

FOOD, BEVERAGE & TOBACCO
14,609		Coca-Cola Enterprises, Inc	426,291	1.0

			426,291	1.0

HEALTH CARE EQUIPMENT & SERVICES
7,120	*	Cerner Corp	435,103	1.0

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	37

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH EQUITY FUND  ■  JUNE 30, 2011

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES — continued
2,320	*	Intuitive Surgical, Inc	$863,295	1.9%
		Other	540,410	1.3

			1,838,808	4.2

HOUSEHOLD & PERSONAL PRODUCTS
7,188		Estee Lauder Cos (Class A)	756,106	1.7

			756,106	1.7

MATERIALS
20,261		Monsanto Co	1,469,733	3.4
4,366		Walter Energy, Inc	505,583	1.2
		Other	738,852	1.7

			2,714,168	6.3

MEDIA
48,305		Interpublic Group of Cos, Inc	603,813	1.4
27,361		Walt Disney Co	1,068,173	2.5
		Other	307,237	0.7

			1,979,223	4.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
11,198		Allergan, Inc	932,234	2.2
4,192	*	Biogen Idec, Inc	448,208	1.0
19,949		Pfizer, Inc	410,949	1.0
14,278	*	Watson Pharmaceuticals, Inc	981,326	2.2
		Other	1,336,552	3.1

			4,109,269	9.5

RETAILING
8,916	*	Amazon.com, Inc	1,823,233	4.2
		Other	569,912	1.3

			2,393,145	5.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			674,236	1.7

SOFTWARE & SERVICES
6,831		Accenture plc	412,729	1.0
14,363	*	Autodesk, Inc	554,412	1.3
3,481	*	Google, Inc (Class A)	1,762,709	4.0
24,143	*	Intuit, Inc	1,252,056	2.9
31,073		Oracle Corp	1,022,612	2.4
18,893	*	Red Hat, Inc	867,189	2.0
7,437		Visa, Inc (Class A)	626,642	1.4
4,883	*	VMware, Inc (Class A)	489,423	1.1
		Other	1,362,795	3.3

			8,350,567	19.4

TECHNOLOGY HARDWARE & EQUIPMENT
5,380	*	Apple, Inc	1,805,905	4.2
16,144	*	EMC Corp	444,767	1.0
23,177	*	Juniper Networks, Inc	730,076	1.7
8,349	*	NetApp, Inc	440,660	1.0

38	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH EQUITY FUND  ■  JUNE 30, 2011

Shares		Company		Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT — continued
7,264	*	Polycom, Inc		$467,075	1.1%
18,703		Qualcomm, Inc		1,062,143	2.4
		Other		443,483	1.1

				5,394,109	12.5

TELECOMMUNICATION SERVICES
9,812	*	American Tower Corp (Class A)		513,462	1.1

				513,462	1.1

TRANSPORTATION				231,743	0.5

		TOTAL COMMON STOCKS	(Cost $38,807,521)	43,428,410	100.5

		TOTAL PORTFOLIO	(Cost $38,807,521)	43,428,410	100.5
		OTHER ASSETS & LIABILITIES, NET		(198,640)	(0.5)

		NET ASSETS		$43,229,770	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	39

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH & INCOME FUND   ■  JUNE 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$298,199	0.4%

BANKS
9,981		PNC Financial Services Group, Inc	594,967	0.7
55,482		Wells Fargo & Co	1,556,825	2.0
		Other	680,741	0.8

			2,832,533	3.5

CAPITAL GOODS
6,159		Caterpillar, Inc	655,687	0.8
58,176		General Electric Co	1,097,199	1.4
8,230		Goodrich Corp	785,965	1.0
15,931		Honeywell International, Inc	949,328	1.1
3,403		Precision Castparts Corp	560,304	0.7
		Other	3,013,088	3.7

			7,061,571	8.7

COMMERCIAL & PROFESSIONAL SERVICES
6,097	*	Stericycle, Inc	543,365	0.7
		Other	438,738	0.5

			982,103	1.2

CONSUMER DURABLES & APPAREL			1,745,949	2.2

CONSUMER SERVICES
16,456		Starbucks Corp	649,847	0.8
		Other	1,010,651	1.3

			1,660,498	2.1

DIVERSIFIED FINANCIALS
29,897		Citigroup, Inc	1,244,911	1.6
2,069		CME Group, Inc	603,300	0.7
20,709		Discover Financial Services	553,965	0.7
17,667		JPMorgan Chase & Co	723,287	0.9
		Other	2,599,506	3.2

			5,724,969	7.1

ENERGY
11,180		Anadarko Petroleum Corp	858,177	1.1
37,793		Exxon Mobil Corp	3,075,593	3.8
16,776		Halliburton Co	855,576	1.1
10,034		Marathon Oil Corp	528,591	0.7
9,984		Occidental Petroleum Corp	1,038,735	1.3
		Other	2,861,389	3.5

			9,218,061	11.5

FOOD & STAPLES RETAILING			926,495	1.1

FOOD, BEVERAGE & TOBACCO
24,475		Coca-Cola Co	1,646,923	1.9
5,610		Lorillard, Inc	610,761	0.8
19,715		Philip Morris International, Inc	1,316,370	1.6
		Other	1,965,803	2.5

			5,539,857	6.8

40	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

GROWTH & INCOME FUND   ■  JUNE 30, 2011

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
13,936		Cardinal Health, Inc	$632,973	0.8%
7,369		Humana, Inc	593,499	0.7
		Other	1,831,272	2.3

			3,057,744	3.8

HOUSEHOLD & PERSONAL PRODUCTS
5,462		Estee Lauder Cos (Class A)	574,548	0.7
16,664		Procter & Gamble Co	1,059,330	1.3
		Other	203,815	0.3

			1,837,693	2.3

INSURANCE
12,247		ACE Ltd	806,098	1.0
13,965		Prudential Financial, Inc	888,034	1.1
		Other	156,548	0.2

			1,850,680	2.3

MATERIALS
13,274		Du Pont (E.I.) de Nemours & Co	717,459	0.8
7,320		Monsanto Co	530,993	0.7
		Other	2,289,294	2.9

			3,537,746	4.4

MEDIA
25,897		Comcast Corp (Class A)	656,230	0.8
15,677		Viacom, Inc (Class B)	799,526	1.0
17,139		Walt Disney Co	669,107	0.8
		Other	623,052	0.8

			2,747,915	3.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
11,161		Biovail Corp	579,926	0.7
23,446		Bristol-Myers Squibb Co	678,996	0.8
21,709	*	Mylan Laboratories, Inc	535,561	0.7
82,111		Pfizer, Inc	1,691,486	2.2
11,512	*	Watson Pharmaceuticals, Inc	791,219	1.0
		Other	3,550,403	4.3

			7,827,591	9.7

RETAILING
21,644		Home Depot, Inc	783,945	0.9
		Other	2,056,863	2.6

			2,840,808	3.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
40,172		Intel Corp	890,211	1.1
		Other	1,110,523	1.4

			2,000,734	2.5

SOFTWARE & SERVICES
2,289	*	Google, Inc (Class A)	1,159,104	1.5
3,774		International Business Machines Corp	647,430	0.8

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	41

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH & INCOME FUND   ■  JUNE 30, 2011

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES — continued
24,072		Microsoft Corp		$625,872	0.7%
33,765		Oracle Corp		1,111,206	1.4
36,050	*	Symantec Corp		710,906	0.9
		Other		2,454,673	3.1

				6,709,191	8.4

TECHNOLOGY HARD WARE & EQUIPMENT
7,479	*	Apple, Inc		2,510,476	3.0
21,410		Qualcomm, Inc		1,215,874	1.5
		Other		2,093,356	2.7

				5,819,706	7.2

TELECOMMUNICATION SERVICES
13,990		CenturyTel, Inc		565,616	0.7
32,277		Verizon Communications, Inc		1,201,672	1.5
		Other		938,694	1.2

				2,705,982	3.4

TRANSPORTATION
9,085	*	Kansas City Southern Industries, Inc		539,013	0.7
14,829		United Parcel Service, Inc (Class B)		1,081,479	1.3
		Other		511,833	0.6

				2,132,325	2.6

UTILITIES				967,206	1.2

		TOTAL COMMON STOCKS	(Cost $71,272,102)	80,025,556	99.3

		TOTAL PORTFOLIO	(Cost $71,272,102)	80,025,556	99.3
		OTHER ASSETS & LIABILITIES, NET		583,210	0.7

		NET ASSETS		$80,608,766	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
CHINA
4,521,000		Agricultural Bank of China	$2,387,206	2.2%
329,432		Asian Citrus Holdings Ltd	300,100	0.3
1,415,614		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	2,710,491	2.5

			5,397,797	5.0

FINLAND
24,299		Fortum Oyj	704,556	0.6

			704,556	0.6

FRANCE
27,813		BNP Paribas	2,144,631	1.9
11,722		Peugeot S.A.	525,864	0.5
		Other	22,743	0.0

			2,693,238	2.4

GERMANY
110,013		Bayer AG.	8,835,864	8.0
83,334		Henkel KGaA (Preference)	5,794,891	5.3
97,182		Lanxess AG.	7,971,700	7.2
20,851		Rheinmetall AG.	1,844,533	1.7
60,089		ThyssenKrupp AG.	3,122,082	2.9

			27,569,070	25.1

HONG KONG
1,069,282		Li & Fung Ltd	2,137,162	1.9
426,000		Trinity Ltd	430,259	0.4

			2,567,421	2.3

INDIA
77,892		HDFC Bank Ltd	4,399,634	4.1

			4,399,634	4.1

IRELAND
50,325	*	Smurfit Kappa Group plc	599,886	0.5

			599,886	0.5

ITALY
9,197		Saipem S.p.A.	474,936	0.4

			474,936	0.4

JAPAN
41,000		Aeon Credit Service Co Ltd	561,572	0.5
2,270		Canon, Inc	107,975	0.1
850	*	Fanuc Ltd	142,140	0.1
269,000		Hitachi Ltd	1,596,515	1.4
47,800		JTEKT Corp	704,323	0.6
23,016		Mitsubishi Electric Corp	267,356	0.2
139,000		Mitsubishi Heavy Industries Ltd	653,609	0.6
122,653		Mitsubishi UFJ Financial Group, Inc	597,729	0.5
5,960		Mitsubishi UFJ Lease & Finance Co Ltd	230,658	0.2

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	43

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2011

Shares		Company		Value	% of net assets

JAPAN — continued
14,000		Nippon Electric Glass Co Ltd		$179,636	0.2%
119,000		NTN Corp		677,901	0.6
2,472	*	ORIX Corp		240,456	0.2
66,800		Shin-Etsu Chemical Co Ltd		3,580,596	3.3
591,000		Teijin Ltd		2,605,026	2.4
4,800		United Arrows Ltd		101,453	0.1
64,900		Ushio, Inc		1,283,222	1.2
23,540		Yamada Denki Co Ltd		1,918,028	1.7
		Other		737,012	0.7

				16,185,207	14.6

MACAU
2,022,609	*	Sands China Ltd		5,482,379	5.0

				5,482,379	5.0

NETHERLANDS				60,883	0.1

SWEDEN
76,428		Assa Abloy AB (Class B)		2,054,250	1.9
156,641		SKF AB (B Shares)		4,535,495	4.1

				6,589,745	6.0

SWITZERLAND
75,155		Adecco S.A.		4,823,849	4.4
4,653		Burckhardt Compression Holding AG.		1,417,518	1.3
185,256	*	Clariant AG.		3,544,206	3.2
7,121		Credit Suisse Group		277,521	0.3
2,043		Givaudan S.A.		2,161,221	2.0
34,268		Tecan Group AG.		2,868,242	2.6
110,365	*	UBS AG. (Switzerland)		2,014,113	1.8

				17,106,670	15.6

TAIWAN
327,000		Formosa Plastics Corp		1,181,746	1.1
30,000		High Tech Computer Corp		1,014,337	0.9

				2,196,083	2.0

UNITED KINGDOM
478,884		ICAP plc		3,632,020	3.3
37,050		Pearson plc		700,884	0.6
138,974		Reckitt Benckiser Group plc		7,675,820	7.0
265,793		Smiths Group plc		5,126,931	4.6
32,485		Tullow Oil plc		646,910	0.6

				17,782,565	16.1

		TOTAL COMMON STOCKS	(Cost $99,867,611)	109,810,070	99.8

		TOTAL PORTFOLIO	(Cost $99,867,611)	109,810,070	99.8
		OTHER ASSETS & LIABILITIES, NET		257,257	0.2

		NET ASSETS		$110,067,327	100.0%

44	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2011

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	45

SUMMARY OF MARKET VALUES BY SECTOR (UNAUDITED)

INTERNATIONAL EQUITY FUND  ■  JUNE 30, 2011

Sector	Value	% of net assets
INDUSTRIALS	$26,536,502	24.1%
MATERIALS	24,862,226	22.6
FINANCIALS	16,589,660	15.1
CONSUMER STAPLES	13,870,808	12.6
HEALTH CARE	11,704,106	10.6
CONSUMER DISCRETIONARY	11,461,020	10.4
INFORMATION TECHNOLOGY	2,898,463	2.6
ENERGY	1,182,729	1.1
UTILITIES	704,556	0.7
OTHER ASSETS & LIABILITIES, NET	257,257	0.2

NET ASSETS	$110,067,327	100.0%

46	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE FUND  ■  JUNE 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
44,244	*	American Axle & Manufacturing Holdings, Inc	$503,497	0.7%
		Other	424,211	0.6

			927,708	1.3

BANKS
33,776		US Bancorp	861,626	1.2
70,924		Wells Fargo & Co	1,990,127	2.9
		Other	1,291,824	2.0

			4,143,577	6.1

CAPITAL GOODS
11,497		Boeing Co	849,974	1.2
10,682		Danaher Corp	566,039	0.8
82,420		General Electric Co	1,554,441	2.3
7,929		Honeywell International, Inc	472,489	0.7
37,531		Masco Corp	451,498	0.7
		Other	2,295,666	3.4

			6,190,107	9.1

COMMERCIAL & PROFESSIONAL SERVICES
18,617		Republic Services, Inc	574,334	0.9
		Other	291,351	0.4

			865,685	1.3

CONSUMER DURABLES & APPAREL
123,727	*	Pulte Homes, Inc	947,749	1.4
		Other	516,448	0.8

			1,464,197	2.2

CONSUMER SERVICES			1,291,965	2.0

DIVERSIFIED FINANCIALS
121,577		Bank of America Corp	1,332,484	2.0
42,387		Citigroup, Inc	1,764,995	2.6
3,273		Goldman Sachs Group, Inc	435,605	0.6
15,147		JPMorgan Chase & Co	620,118	0.9
		Other	2,240,257	3.4

			6,393,459	9.5

ENERGY
6,215		Anadarko Petroleum Corp	477,063	0.7
12,682		Chevron Corp	1,304,216	1.9
11,387		Ensco International plc (ADR)	606,927	0.9
8,353		Marathon Oil Corp	440,036	0.7
8,311		Occidental Petroleum Corp	864,676	1.3
34,916	*	Weatherford International Ltd	654,676	1.0
		Other	3,227,098	4.8

			7,574,692	11.3

FOOD & STAPLES RETAILING
24,192		CVS Corp	909,135	1.4

			909,135	1.4

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

LARGE-CAP VALUE FUND  ■  JUNE 30, 2011

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
19,337		Kraft Foods, Inc (Class A)	$681,243	1.0%
17,917		PepsiCo, Inc	1,261,894	1.8
		Other	374,375	0.6

			2,317,512	3.4

HEALTH CARE EQUIPMENT & SERVICES
28,407	*	Hologic, Inc	572,969	0.8
15,281		UnitedHealth Group, Inc	788,194	1.2
		Other	1,146,491	1.7

			2,507,654	3.7

HOUSEHOLD & PERSONAL PRODUCTS
23,894		Procter & Gamble Co	1,518,942	2.3

			1,518,942	2.3

INSURANCE
6,219		ACE Ltd	409,335	0.6
14,890		Allstate Corp	454,592	0.7
27,469		Metlife, Inc	1,205,064	1.7
11,676		Prudential Financial, Inc	742,477	1.1
		Other	1,594,327	2.4

			4,405,795	6.5

MATERIALS			1,828,365	2.7

MEDIA
19,351		Walt Disney Co	755,463	1.1
		Other	325,788	0.5

			1,081,251	1.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
6,994	*	Amgen, Inc	408,101	0.7
16,480		Johnson & Johnson	1,096,250	1.6
15,461		Merck & Co, Inc	545,619	0.8
107,275		Pfizer, Inc	2,209,865	3.4
11,184	*	Watson Pharmaceuticals, Inc	768,676	1.1
		Other	1,144,669	1.6

			6,173,180	9.2

REAL ESTATE			1,293,357	2.0

RETAILING
20,818		Lowe’s Cos, Inc	485,268	0.8
		Other	866,111	1.2

			1,351,379	2.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
29,609		Intel Corp	656,135	1.1
		Other	812,496	1.1

			1,468,631	2.2

SOFTWARE & SERVICES
50,628	*	AOL, Inc	1,005,473	1.5

48	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE FUND  ■  JUNE 30, 2011

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES — continued
19,304	*	eBay, Inc		$622,940	0.9%
		Other		1,177,472	1.7

				2,805,885	4.1

TECHNOLOGY HARDWARE & EQUIPMENT
58,051		Cisco Systems, Inc		906,176	1.4
22,156		Hewlett-Packard Co		806,478	1.2
41,842		Xerox Corp		435,575	0.6
		Other		1,225,109	1.8

				3,373,338	5.0

TELECOMMUNICATION SERVICES
37,480		AT&T, Inc		1,177,246	1.7
16,441		CenturyTel, Inc		664,710	1.0
98,789	*	Sprint Nextel Corp		532,473	0.8
25,291		Verizon Communications, Inc		941,584	1.4
		Other		224,348	0.4

				3,540,361	5.3

TRANSPORTATION				893,313	1.3

UTILITIES
11,075		Constellation Energy Group, Inc		420,407	0.6
20,617		Public Service Enterprise Group, Inc		672,939	1.0
169,185	*	RRI Energy, Inc		653,054	1.0
		Other		1,985,837	3.0

				3,732,237	5.6

		TOTAL COMMON STOCKS	(Cost $64,820,921)	68,051,725	101.1

		TOTAL PORTFOLIO	(Cost $64,820,921)	68,051,725	101.1
		OTHER ASSETS & LIABILITIES, NET		(717,664)	(1.1)

		NET ASSETS		$67,334,061	100.0%

ABBREVIATION(s):

ADR     American Depositary Receipt

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP EQUITY FUND   ■  JUNE 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
21,489	*	Dana Holding Corp	$393,248	0.7%
		Other	730,701	1.1

			1,123,949	1.8

BANKS
6,454	*	SVB Financial Group	385,367	0.7
		Other	3,475,326	5.3

			3,860,693	6.0

CAPITAL GOODS
8,057		Applied Industrial Technologies, Inc	286,910	0.4
10,610	*	EMCOR Group, Inc	310,979	0.6
6,162	*	EnPro Industries, Inc	296,208	0.4
5,323		Heico Corp	291,381	0.4
3,000		Triumph Group, Inc	298,739	0.5
		Other	4,051,524	6.3

			5,535,741	8.6

COMMERCIAL & PROFESSIONAL SERVICES
10,957		Brink’s Co	326,846	0.6
		Other	1,528,738	2.3

			1,855,584	2.9

CONSUMER DURABLES & APPAREL
12,567	*	CROCS, Inc	323,600	0.5
		Other	1,588,346	2.5

			1,911,946	3.0

CONSUMER SERVICES
9,736	*	Cheesecake Factory	305,417	0.5
6,948		PF Chang’s China Bistro, Inc	279,588	0.4
		Other	1,651,425	2.6

			2,236,430	3.5

DIVERSIFIED FINANCIALS			1,529,840	2.5

ENERGY
10,963	*	Basic Energy Services, Inc	345,006	0.5
6,600	*	Bill Barrett Corp	305,910	0.5
9,046	*	Energy XXI Bermuda Ltd	300,508	0.5
16,700	*	Key Energy Services, Inc	300,600	0.5
32,190	*	Newpark Resources, Inc	291,963	0.4
20,289	*	Pioneer Drilling Co	309,204	0.5
11,276	*	Stone Energy Corp	342,677	0.5
		Other	2,456,693	3.8

			4,652,561	7.2

FOOD & STAPLES RETAILING
8,141		Ruddick Corp	354,460	0.7
		Other	728,616	1.0

			1,083,076	1.7

50	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP EQUITY FUND   ■  JUNE 30, 2011

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO			$543,559	0.8%

HEALTH CARE EQUIPMENT & SERVICES
12,097	*	Molina Healthcare, Inc	328,071	0.5
8,200	*	WellCare Health Plans, Inc	421,562	0.6
		Other	3,870,528	6.1

			4,620,161	7.2

HOUSEHOLD & PERSONAL PRODUCTS			653,796	1.1

INSURANCE
47,919	*	Conseco, Inc	379,039	0.5
5,450	*	ProAssurance Corp	381,501	0.5
		Other	1,256,310	2.1

			2,016,850	3.1

MATERIALS
15,400		Olin Corp	348,964	0.5
7,746	*	OM Group, Inc	314,797	0.5
24,158		PolyOne Corp	373,724	0.6
8,300	*	RTI International Metals, Inc	318,471	0.5
		Other	2,386,714	3.7

			3,742,670	5.8

MEDIA			252,541	0.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
10,202	*	Cubist Pharmaceuticals, Inc	367,171	0.6
17,912	*	Viropharma, Inc	331,373	0.5
		Other	3,281,430	5.1

			3,979,974	6.2

REAL ESTATE
17,802		CBL & Associates Properties, Inc	322,750	0.5
4,811		Equity Lifestyle Properties, Inc	300,399	0.5
14,800		National Retail Properties, Inc	362,749	0.6
13,038		Tanger Factory Outlet Centers, Inc	349,027	0.5
		Other	3,823,788	6.0

			5,158,713	8.1

RETAILING
11,520	*	Ann Taylor Stores Corp	300,672	0.5
30,723	*	Pier 1 Imports, Inc	355,465	0.5
		Other	1,652,899	2.5

			2,309,036	3.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
22,714	*	GT Solar International, Inc	367,966	0.7
6,804	*	Veeco Instruments, Inc	329,382	0.5
		Other	2,793,858	4.3

			3,491,206	5.5

SOFTWARE & SERVICES
7,800	*	Ancestry.com, Inc	322,843	0.5
8,894	*	Commvault Systems, Inc	395,339	0.6

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	51

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP EQUITY FUND   ■  JUNE 30, 2011

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES — continued
4,189		MAXIMUS, Inc		$346,557	0.5%
2,076	*	MicroStrategy, Inc (Class A)		337,725	0.5
17,922	*	Valueclick, Inc		297,505	0.5
		Other		4,092,812	6.4

				5,792,781	9.0

TECHNOLOGY HARDWARE & EQUIPMENT				2,936,384	4.5

TELECOMMUNICATION SERVICES				733,924	1.1

TRANSPORTATION
6,087	*	Alaska Air Group, Inc		416,716	0.6
5,142	*	Atlas Air Worldwide Holdings, Inc		306,000	0.5
4,163	*	Dollar Thrifty Automotive Group, Inc		306,979	0.5
		Other		927,438	1.4

				1,957,133	3.0

UTILITIES
11,689		Avista Corp		300,290	0.5
14,161		Portland General Electric Co		357,989	0.6
7,690		Southwest Gas Corp		296,911	0.5
8,900		UIL Holdings Corp		287,915	0.4
7,810		WGL Holdings, Inc		300,606	0.5
		Other		574,329	0.8

				2,118,040	3.3

		TOTAL COMMON STOCKS	(Cost $57,748,571)	64,096,588	99.8

		TOTAL PORTFOLIO	(Cost $57,748,571)	64,096,588	99.8
		OTHER ASSETS & LIABILITIES, NET		116,156	0.2

		NET ASSETS		$64,212,744	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

52	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

STOCK INDEX FUND  ■  JUNE 30, 2011

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$2,060,410	1.1%

BANKS
61,156	Wells Fargo & Co	1,716,036	1.0
	Other	4,067,612	2.1

		5,783,648	3.1

CAPITAL GOODS
8,832	3M Co	837,715	0.4
9,175	Boeing Co	678,307	0.4
7,961	Caterpillar, Inc	847,529	0.5
131,816	General Electric Co	2,486,051	1.3
11,375	United Technologies Corp	1,006,800	0.6
	Other	10,538,692	5.5

		16,395,094	8.7

COMMERCIAL & PROFESSIONAL SERVICES		1,873,157	1.1

CONSUMER DURABLES & APPAREL		2,573,213	1.5

CONSUMER SERVICES
12,897	McDonald’s Corp	1,087,476	0.7
	Other	3,095,547	1.5

		4,183,023	2.2

DIVERSIFIED FINANCIALS
13,059	American Express Co	675,150	0.4
126,086	Bank of America Corp	1,381,903	0.7
35,969	Citigroup, Inc	1,497,748	0.8
6,435	Goldman Sachs Group, Inc	856,435	0.4
17,069	iShares Russell 3000 Index Fund	1,353,402	0.7
49,391	JPMorgan Chase & Co	2,022,067	1.1
	Other	4,928,411	2.6

		12,715,116	6.7

ENERGY
24,986	Chevron Corp	2,569,560	1.4
17,570	ConocoPhillips	1,321,088	0.7
61,227	Exxon Mobil Corp	4,982,653	2.6
10,104	Occidental Petroleum Corp	1,051,220	0.6
16,866	Schlumberger Ltd	1,457,221	0.8
	Other	10,264,192	5.4

		21,645,934	11.5

FOOD & STAPLES RETAILING
22,057	Wal-Mart Stores, Inc	1,172,108	0.7
	Other	2,405,596	1.2

		3,577,704	1.9

FOOD, BEVERAGE & TOBACCO
26,022	Altria Group, Inc	687,241	0.4
24,557	Coca-Cola Co	1,652,441	0.9
20,275	Kraft Foods, Inc (Class A)	714,288	0.4
19,647	PepsiCo, Inc	1,383,738	0.7

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

STOCK INDEX FUND  ■  JUNE 30, 2011

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO — continued
22,104		Philip Morris International, Inc	$1,475,885	0.7%
		Other	3,507,337	1.8

			9,420,930	4.9

HEALTH CARE EQUIPMENT & SERVICES
13,465		UnitedHealth Group, Inc	694,524	0.4
		Other	7,798,006	4.0

			8,492,530	4.4

HOUSEHOLD & PERSONAL PRODUCTS
34,694		Procter & Gamble Co	2,205,498	1.2
		Other	1,570,959	0.8

			3,776,457	2.0

INSURANCE
21,735	*	Berkshire Hathaway, Inc (Class B)	1,682,071	1.0
		Other	5,273,880	2.7

			6,955,951	3.7

MATERIALS			8,308,345	4.4

MEDIA
34,282		Comcast Corp (Class A)	868,707	0.5
23,495		Walt Disney Co	917,246	0.5
		Other	4,303,880	2.2

			6,089,833	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
19,318		Abbott Laboratories	1,016,513	0.5
11,556	*	Amgen, Inc	674,292	0.4
34,072		Johnson & Johnson	2,266,468	1.2
38,362		Merck & Co, Inc	1,353,795	0.7
98,203		Pfizer, Inc	2,022,982	1.1
		Other	5,982,286	3.2

			13,316,336	7.1

REAL ESTATE			5,644,170	3.0

RETAILING
4,517	*	Amazon.com, Inc	923,681	0.5
19,862		Home Depot, Inc	719,402	0.5
		Other	5,238,997	2.7

			6,882,080	3.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
65,896		Intel Corp	1,460,254	0.8
		Other	3,690,381	1.9

			5,150,635	2.7

SOFTWARE & SERVICES
3,121	*	Google, Inc (Class A)	1,580,413	0.9
15,055		International Business Machines Corp	2,582,684	1.4
92,235		Microsoft Corp	2,398,109	1.3
47,742		Oracle Corp	1,571,188	0.8

54	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

STOCK INDEX FUND  ■  JUNE 30, 2011

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES — continued
		Other		$8,199,248	4.3%

				16,331,642	8.7

TECHNOLOGY HARDWARE & EQUIPMENT
11,494	*	Apple, Inc		3,858,190	2.0
68,364		Cisco Systems, Inc		1,067,161	0.6
25,573	*	EMC Corp		704,536	0.4
26,897		Hewlett-Packard Co		979,051	0.5
20,737		Qualcomm, Inc		1,177,653	0.6
		Other		3,992,110	2.1

				11,778,701	6.2

TELECOMMUNICATION SERVICES
73,609		AT&T, Inc		2,312,058	1.2
35,165		Verizon Communications, Inc		1,309,193	0.7
		Other		1,613,126	0.8

				5,234,377	2.7

TRANSPORTATION
6,096		Union Pacific Corp		636,421	0.4
8,975		United Parcel Service, Inc (Class B)		654,546	0.3
		Other		2,452,426	1.2

				3,743,393	1.9

UTILITIES				6,465,538	3.4

		TOTAL COMMON STOCKS	(Cost $164,100,963)	188,398,217	99.8

		TOTAL PORTFOLIO	(Cost $164,100,963)	188,398,217	99.8
		OTHER ASSETS & LIABILITIES, NET		338,226	0.2

		NET ASSETS		$188,736,443	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	55

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SOCIAL CHOICE EQUITY FUND  ■  JUNE 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
19,602	*	Ford Motor Co	$270,312	0.7%
5,649		Johnson Controls, Inc	235,337	0.7
		Other	155,554	0.4

			661,203	1.8

BANKS
3,909		PNC Financial Services Group, Inc	233,015	0.6
11,153		US Bancorp	284,513	0.7
		Other	692,372	1.8

			1,209,900	3.1

CAPITAL GOODS
3,577		3M Co	339,278	0.9
3,333		Caterpillar, Inc	354,830	0.9
4,807		Danaher Corp	254,723	0.7
2,839		Deere & Co	234,075	0.6
4,948		Emerson Electric Co	278,324	0.7
4,330		Illinois Tool Works, Inc	244,601	0.6
		Other	1,620,911	4.2

			3,326,742	8.6

COMMERCIAL & PROFESSIONAL SERVICES			241,201	0.6

CONSUMER DURABLES & APPAREL
2,746		Nike, Inc (Class B)	247,085	0.7
		Other	275,393	0.7

			522,478	1.4

CONSUMER SERVICES
5,014		McDonald’s Corp	422,781	1.1
		Other	451,926	1.2

			874,707	2.3

DIVERSIFIED FINANCIALS
6,078		American Express Co	314,233	0.9
8,827		Bank of New York Mellon Corp	226,148	0.5
1,764		Franklin Resources, Inc	231,595	0.6
		Other	1,608,060	4.2

			2,380,036	6.2

ENERGY
2,416		Apache Corp	298,111	0.8
3,159		Devon Energy Corp	248,961	0.6
5,361		Marathon Oil Corp	282,418	0.8
3,354		National Oilwell Varco, Inc	262,317	0.7
		Other	2,865,768	7.4

			3,957,575	10.3

FOOD & STAPLES RETAILING			375,069	1.0

56	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SOCIAL CHOICE EQUITY FUND  ■  JUNE 30, 2011

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
8,860		Kraft Foods, Inc (Class A)	$312,138	0.9%
6,676		PepsiCo, Inc	470,191	1.2
		Other	825,023	2.0

			1,607,352	4.1

HEALTH CARE EQUIPMENT & SERVICES
4,424		Baxter International, Inc	264,069	0.7
6,924		Medtronic, Inc	266,781	0.7
3,433		WellPoint, Inc	270,418	0.8
		Other	735,410	1.8

			1,536,678	4.0

HOUSEHOLD & PERSONAL PRODUCTS
9,942		Procter & Gamble Co	632,014	1.6
		Other	584,774	1.5

			1,216,788	3.1

INSURANCE
6,478	*	Berkshire Hathaway, Inc (Class B)	501,332	1.3
3,641		Prudential Financial, Inc	231,531	0.6
3,921		Travelers Cos, Inc	228,908	0.6
		Other	1,233,811	3.2

			2,195,582	5.7

MATERIALS
2,379		Praxair, Inc	257,859	0.8
		Other	1,815,951	4.6

			2,073,810	5.4

MEDIA
3,070		Time Warner Cable, Inc	239,582	0.7
		Other	487,761	1.2

			727,343	1.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
7,190		Abbott Laboratories	378,338	1.0
2,265	*	Biogen Idec, Inc	242,174	0.7
10,254		Bristol-Myers Squibb Co	296,956	0.8
6,296	*	Gilead Sciences, Inc	260,717	0.8
9,723		Johnson & Johnson	646,773	1.6
12,713		Merck & Co, Inc	448,642	1.2
		Other	627,446	1.5

			2,901,046	7.6

REAL ESTATE
2,087		Simon Property Group, Inc	242,572	0.7
		Other	879,685	2.2

			1,122,257	2.9

RETAILING
5,401		Target Corp	253,361	0.6
		Other	1,336,512	3.6

			1,589,873	4.2

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	57

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SOCIAL CHOICE EQUITY FUND  ■  JUNE 30, 2011

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
21,136		Intel Corp		$468,375	1.2%
8,187		Texas Instruments, Inc		268,779	0.7
		Other		432,439	1.1

				1,169,593	3.0

SOFTWARE & SERVICES
4,635		Accenture plc		280,047	0.7
936	*	Google, Inc (Class A)		473,972	1.2
4,250		International Business Machines Corp		729,088	1.9
14,632		Oracle Corp		481,538	1.3
		Other		1,189,355	3.1

				3,154,000	8.2

TECHNOLOGY HARDWARE & EQUIPMENT
24,339		Cisco Systems, Inc		379,931	1.0
14,070	*	Dell, Inc		234,547	0.6
11,056	*	EMC Corp		304,593	0.8
9,880		Hewlett-Packard Co		359,633	1.0
		Other		578,607	1.4

				1,857,311	4.8

TELECOMMUNICATION SERVICES				928,826	2.4

TRANSPORTATION
3,125		Norfolk Southern Corp		234,155	0.6
4,089		United Parcel Service, Inc (Class B)		298,210	0.8
		Other		604,736	1.5

				1,137,101	2.9

UTILITIES				1,641,699	4.3

		TOTAL COMMON STOCKS	(Cost $33,332,309)	38,408,170	99.8

		TOTAL PORTFOLIO	(Cost $33,332,309)	38,408,170	99.8
		OTHER ASSETS & LIABILITIES, NET		83,775	0.2

		NET ASSETS		$38,491,945	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

58	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

REAL ESTATE SECURITIES FUND  ■  JUNE 30, 2011

Shares		Company	Value	% of net assets

COMMON STOCKS
DIVERSIFIED REITS
41,000		Vornado Realty Trust	$3,820,380	4.7%

			3,820,380	4.7

GOLD
10,000		Newmont Mining Corp	539,700	0.7

			539,700	0.7

HOMEBUILDING
50,000	*	Pulte Homes, Inc	383,000	0.4
		Other	293,400	0.4

			676,400	0.8

HOTELS, RESORTS & CRUISE LINES
60,000	*	Orient-Express Hotels Ltd (Class A)	645,000	0.8
		Other	285,740	0.3

			930,740	1.1

INDUSTRIAL REITS
56,784		AMB Property Corp	2,035,139	2.5
19,500		EastGroup Properties, Inc	828,945	1.0
		Other	171,750	0.2

			3,035,834	3.7

MORTGAGE REITS
30,000		CreXus Investment Corp	333,300	0.4
40,000		Starwood Property Trust, Inc	820,400	1.0
		Other	144,500	0.2

			1,298,200	1.6

OFFICE REITS
19,000		Alexandria Real Estate Equities, Inc	1,470,980	1.8
75,000		BioMed Realty Trust, Inc	1,443,000	1.8
42,000		Boston Properties, Inc	4,458,720	5.4
22,000		Digital Realty Trust, Inc	1,359,160	1.7
18,000		Mack-Cali Realty Corp	592,920	0.7
24,000		SL Green Realty Corp	1,988,880	2.4
		Other	852,355	1.0

			12,166,015	14.8

REAL ESTATE DEVELOPMENT
22,000	*	Forestar Real Estate Group, Inc	361,460	0.4

			361,460	0.4

REAL ESTATE OPERATING COMPANIES
407,000	*	Thomas Properties Group, Inc	1,306,470	1.6

			1,306,470	1.6

REAL ESTATE SERVICES
43,000	*	CB Richard Ellis Group, Inc (Class A)	1,079,730	1.3
7,500		Jones Lang LaSalle, Inc	707,250	0.9

			1,786,980	2.2

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

REAL ESTATE SECURITIES FUND  ■  JUNE 30, 2011

Shares		Company		Value	% of net assets

RESIDENTIAL REITS
40,000		American Campus Communities, Inc		$1,420,800	1.7%
23,500		AvalonBay Communities, Inc		3,017,400	3.7
7,000		BRE Properties, Inc (Class A)		349,160	0.4
10,000		Camden Property Trust		636,200	0.8
88,000		Equity Residential		5,280,000	6.4
16,500		Essex Property Trust, Inc		2,232,285	2.7
10,000		Post Properties, Inc		407,600	0.5
15,000		UDR, Inc		368,250	0.4
		Other		325,000	0.5

				14,036,695	17.1

RETAIL REITS
130,000		Developers Diversified Realty Corp		1,833,000	2.3
12,500		Federal Realty Investment Trust		1,064,750	1.3
150,000		General Growth Properties, Inc		2,503,499	3.0
35,000		Glimcher Realty Trust		332,500	0.4
59,000		Kimco Realty Corp		1,099,760	1.3
40,000		Macerich Co		2,140,000	2.6
15,000		Realty Income Corp		502,350	0.6
24,000		Regency Centers Corp		1,055,280	1.3
72,000		Simon Property Group, Inc		8,368,560	10.2
33,000		Tanger Factory Outlet Centers, Inc		883,410	1.1
		Other		207,200	0.2

				19,990,309	24.3

SECURITY & ALARM SERVICES				624,140	0.8

SPECIALIZED REITS
26,000		Entertainment Properties Trust		1,214,200	1.5
18,973		Extra Space Storage, Inc		404,694	0.5
100,000	*	FelCor Lodging Trust, Inc		533,000	0.6
75,000		HCP, Inc		2,751,750	3.4
44,626		Health Care REIT, Inc		2,339,741	2.8
110,000		Hersha Hospitality Trust		612,700	0.7
180,000		Host Marriott Corp		3,051,000	3.7
11,000		Nationwide Health Properties, Inc		455,510	0.6
30,000		Plum Creek Timber Co, Inc		1,216,200	1.5
28,500		Public Storage, Inc		3,249,285	3.9
8,000		Sovran Self Storage, Inc		328,000	0.4
60,000		U-Store-It Trust		631,200	0.8
41,000		Ventas, Inc		2,161,110	2.6
83,000		Weyerhaeuser Co		1,814,380	2.2
		Other		634,853	0.8

				21,397,623	26.0

		TOTAL COMMON STOCKS	(Cost $71,907,038)	81,970,946	99.8

		TOTAL PORTFOLIO	(Cost $71,907,038)	81,970,946	99.8
		OTHER ASSETS & LIABILITIES, NET		160,572	0.2

		NET ASSETS		$82,131,518	100.0%

60	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

REAL ESTATE SECURITIES FUND  ■  JUNE 30, 2011

ABBREVIATION(s):

REIT     Real Estate Investment Trust

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND FUND  ■  JUNE 30, 2011

Principal	Issuer	Value	% of net assets

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	$67,636	0.0%

BANKS
$ 750,000	g	Bank of Nova Scotia	1.650%, 10/29/15	737,147	0.6
900,000	g	Depfa ACS Bank	5.130%, 03/16/37	625,495	0.4
Other	3,095,564	2.1

4,458,206	3.1

CAPITAL GOODS	1,640,497	1.2

COMMERCIAL & PROFESSIONAL SERVICES	168,826	0.1

CONSUMER DURABLES & APPAREL	205,676	0.1

CONSUMER SERVICES	374,911	0.2

DIVERSIFIED FINANCIALS
1,255,000	General Electric Capital Corp	1.880%–5.500%, 01/08/13–02/11/21	1,295,495	1.0
Other	7,754,077	5.3

9,049,572	6.3

ENERGY	4,256,711	2.9

FOOD & STAPLES RETAILING	164,386	0.1

FOOD, BEVERAGE & TOBACCO	1,706,900	1.2

HEALTH CARE EQUIPMENT & SERVICES	525,137	0.4

HOUSEHOLD & PERSONAL PRODUCTS	176,336	0.1

INSURANCE	1,851,693	1.3

MATERIALS	2,632,011	1.8

MEDIA	1,372,470	0.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,748,144	1.2

REAL ESTATE	840,909	0.5

RETAILING	655,383	0.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	404,771	0.3

SOFTWARE & SERVICES	380,757	0.3

TECHNOLOGY HARDWARE & EQUIPMENT	715,062	0.5

TELECOMMUNICATION SERVICES	2,870,165	2.0

TRANSPORTATION	1,165,550	0.8

UTILITIES	3,675,394	2.5

TOTAL CORPORATE BONDS	(Cost $39,910,774)	41,107,103	28.3

GOVERNMENT BONDS
AGENCY SECURITIES
1,000,000	Bank of America Corp	2.380%, 06/22/12	1,020,456	0.7
1,000,000	Citigroup Funding, Inc	1.880%, 10/22/12	1,019,448	0.7

62	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

BOND FUND  ■  JUNE 30, 2011

Principal		Issuer		Value	% of net assets

AGENCY SECURITIES — continued
$1,000,000		Citigroup, Inc	2.130%, 04/30/12	$1,015,767	0.7%
1,000,000		Federal Home Loan Bank (FHLB)	1.880%, 06/21/13	1,026,853	0.7
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750%, 03/28/13	1,005,134	0.7
1,500,000		FHLMC	5.130%, 10/18/16	1,717,781	1.2
1,000,000		Federal National Mortgage Association (FNMA)	3.000%, 09/16/14	1,061,632	0.7
1,700,000		GMAC, Inc	2.200%, 12/19/12	1,743,154	1.2
500,000		KeyBank NA	3.200%, 06/15/12	514,044	0.4
		Other		4,486,973	3.1

				14,611,242	10.1

FOREIGN GOVERNMENT BONDS
500,000	g	Bank of Montreal	2.850%, 06/09/15	518,041	0.4
500,000		Province of Ontario Canada	4.400%, 04/14/20	530,299	0.4
		Other		7,859,867	5.3

				8,908,207	6.1

MORTGAGE BACKED
660,138		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 07/01/40	684,989	0.5
2,917,075		FGLMC	4.000%–6.500%, 02/01/19–01/01/40	3,148,978	2.1
1,493,033		Federal National Mortgage Association (FNMA)	4.560%, 01/01/15	1,600,955	1.1
629,721		FNMA	5.500%, 07/01/33	685,729	0.5
587,401		FNMA	5.500%, 11/01/33	639,645	0.4
615,818		FNMA	5.000%, 03/01/34	658,159	0.5
1,311,545		FNMA	5.000%, 09/01/34	1,401,105	1.0
750,677		FNMA	5.500%, 02/01/38	812,517	0.6
762,502		FNMA	6.000%, 07/01/38	838,921	0.6
758,431		FNMA	6.000%, 10/01/38	834,442	0.6
667,672		FNMA	4.500%, 02/01/39	692,598	0.5
1,512,119		FNMA	4.500%, 04/01/39	1,567,154	1.1
700,551		FNMA	4.000%, 07/01/39	702,415	0.5
669,658		FNMA	6.000%, 09/01/39	736,144	0.5
992,719		FNMA	4.000%, 02/01/41	994,120	0.7
22,602,646	i	FNMA	1.080%–7.500%, 06/01/13–01/01/41	17,022,181	11.7
652,612		Government National Mortgage Association (GNMA)	4.500%, 03/15/40	690,070	0.5
1,014,713		GNMA	4.500%, 04/20/40	1,070,153	0.7
532,608		GNMA	5.000%, 05/20/40	578,851	0.4
566,054		GNMA	4.000%, 07/15/40	577,758	0.4
3,873,916		GNMA	4.000%–6.230%, 07/15/33–09/15/43	4,191,614	2.9
		Other		786,380	0.4

				40,914,878	28.2

MUNICIPAL BONDS				988,135	0.7

U.S. TREASURY SECURITIES
842,500		United States Treasury Bond	5.250%, 02/15/29	972,166	0.7
1,169,000		United States Treasury Bond	3.880%, 08/15/40	1,070,366	0.7

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

BOND FUND  ■  JUNE 30, 2011

Principal	Issuer		Value	% of net assets

U.S. TREASURY SECURITIES — continued
$1,085,000	United States Treasury Bond	4.750%, 02/15/41	$1,153,321	0.8%
2,000,000	United States Treasury Bond	4.380%, 05/15/41	1,996,879	1.3
1,695,000	United States Treasury Note	0.630%, 01/31/13	1,701,687	1.2
1,025,000	United States Treasury Note	0.750%, 09/15/13	1,029,885	0.7
4,377,000	United States Treasury Note	1.880%, 04/30/14	4,513,782	3.1
913,000	United States Treasury Note	2.250%, 05/31/14	951,731	0.7
790,000	United States Treasury Note	0.750%, 06/15/14	789,074	0.5
1,180,000	United States Treasury Note	2.380%, 10/31/14	1,234,114	0.8
860,000	United States Treasury Note	2.630%, 02/29/16	900,043	0.6
2,362,000	United States Treasury Note	2.250%, 03/31/16	2,429,365	1.7
1,960,000	United States Treasury Note	1.750%, 05/31/16	1,963,058	1.4
873,500	United States Treasury Note	3.130%, 05/15/21	871,045	0.6
	Other		1,894,756	1.3

			23,471,272	16.1

	TOTAL GOVERNMENT BONDS	(Cost $86,112,717)	88,893,734	61.2

STRUCTURED ASSETS
ASSET BACKED
	Flagstar Home Equity Loan Trust
657,289	Series 2007-1A (Class AF3)	5.780%, 01/25/35	616,659	0.5
	Other		2,293,475	1.5

			2,910,134	2.0

OTHER MORTGAGE BACKED
	Wachovia Bank Commercial Mortgage Trust
540,000	Series 2006-C29 (Class AM)	5.340%, 11/15/48	533,232	0.4
720,000	Series 2006-C29 (Class AJ)	5.370%, 11/15/48	608,329	0.4
	Morgan Stanley Capital I
750,000	Series 2004-IQ8 (Class C)	5.300%, 06/15/40	730,884	0.5
	Greenwich Capital Commercial Funding Corp
710,000	Series 2006-GG7 (Class AM)	5.890%, 07/10/38	729,517	0.5
	Other		6,059,140	4.2

			8,661,102	6.0

	TOTAL STRUCTURED ASSETS	(Cost $12,149,098)	11,571,236	8.0

	TOTAL BONDS	(Cost $138,172,589)	141,572,073	97.5

64	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND FUND  ■  JUNE 30, 2011

Shares			Value	% of net assets

PREFERRED STOCKS
BANKS			$53,395	0.0%

	TOTAL PREFERRED STOCKS	(Cost $569,550)	53,395	0.0

	TOTAL PORTFOLIO	(Cost $138,742,139)	141,625,468	97.5
	OTHER ASSETS & LIABILITIES, NET		3,666,233	2.5

	NET ASSETS		$145,291,701	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/2011, the value of these securities amounted to $14,478,780 or 10.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MONEY MARKET FUND  ■  JUNE 30, 2011

Principal	Issuer		Value	% net assets

SHORT-TERM INVESTMENTS
BANKERS’ ACCEPTANCES
$1,619,000	JPMorgan Chase Bank NA	0.150%–0.300%, 07/13/11–12/12/11	$1,618,155	2.6%

			1,618,155	2.6

CERTIFICATE OF DEPOSIT
1,000,000	Bank of Nova Scotia	0.190%, 09/02/11	1,000,000	1.6
500,000	Toronto-Dominion Bank	0.270%, 07/07/11	500,000	0.8
500,000	Toronto-Dominion Bank	0.150%, 07/21/11	500,000	0.8
500,000	Toronto-Dominion Bank	0.165%, 08/18/11	500,000	0.8
	Other		1,015,054	1.7

			3,515,054	5.7

COMMERCIAL PAPER
840,000	Bank of Nova Scotia	0.100%–0.180%, 07/26/11–08/01/11	839,903	1.4
1,140,000	BNP Paribas Finance, Inc	0.230%–0.400%, 08/26/11–10/03/11	1,139,318	1.8
500,000	Coca-Cola Co	0.200%, 07/07/11	499,984	0.8
1,432,000	Coca-Cola Co	0.120%–0.215%, 07/06/11–09/16/11	1,431,667	2.4
600,000	Commonwealth Bank of Australia	0.150%, 07/05/11	599,990	1.0
545,000	Commonwealth Bank of Australia	0.130%, 07/06/11	544,990	0.9
700,000	Commonwealth Bank of Australia	0.150%–0.170%, 07/07/11–08/25/11	699,912	1.1
500,000	Fairway Finance LLC	0.160%, 07/13/11	499,974	0.8
740,000	Fairway Finance LLC	0.130%–0.205%, 07/08/11–07/19/11	739,951	1.2
760,000	Falcon Asset Securitization Co LLC	0.120%–0.130%, 07/11/11	759,974	1.3
650,000	Falcon Asset Securitization Co LLC	0.150%, 08/16/11	649,875	1.0
600,000	General Electric Capital Corp	0.230%, 07/12/11	599,958	1.0
700,000	General Electric Capital Corp	0.120%–0.230%, 09/27/11–12/06/11	699,590	1.1
600,000	General Electric Co	0.130%, 09/28/11	599,807	1.0
500,000	International Business Machines Corp	0.070%, 07/18/11	499,983	0.8
500,000	Jupiter Securitization Co LLC	0.130%, 07/13/11	499,978	0.8
500,000	Jupiter Securitization Co LLC	0.140%, 07/21/11	499,961	0.8
925,000	Lloyds TSB Bank plc	0.235%–0.275%, 07/01/11–08/09/11	924,873	1.5
500,000	National Australia Funding (Delaware)	0.190%, 07/11/11	499,974	0.8
500,000	National Australia Funding (Delaware)	0.150%, 08/01/11	499,935	0.8
600,000	Nestle Capital Corp	0.200%, 07/14/11	599,957	1.0
600,000	Nestle Capital Corp	0.120%–0.200%, 07/25/11–08/15/11	599,915	1.0
800,000	Old Line Funding LLC	0.170%, 09/21/11	799,689	1.4
988,000	Old Line Funding LLC	0.120%–0.200%, 07/08/11–09/20/11	987,829	1.6
1,000,000	Private Export Funding Corp	0.150%–0.165%, 10/04/11–10/27/11	999,536	1.5
500,000	Procter & Gamble International Funding S.C.A	0.080%, 07/05/11	499,996	0.8
520,000	Procter & Gamble International Funding S.C.A	0.090%, 07/15/11	519,981	0.8
500,000	Sheffield Receivables Corp	0.200%, 07/19/11	499,950	0.8
500,000	Sheffield Receivables Corp	0.175%, 07/20/11	499,953	0.8
500,000	Sheffield Receivables Corp	0.140%, 07/28/11	499,948	0.8
680,000	Straight-A Funding LLC	0.200%, 07/06/11	679,981	1.0
552,000	Straight-A Funding LLC	0.170%, 08/10/11	551,896	0.9
750,000	Straight-A Funding LLC	0.160%–0.170%, 08/09/11–08/22/11	749,850	1.2
685,000	Variable Funding Capital Co LLC	0.200%, 07/14/11	684,950	1.1
850,000	Variable Funding Capital Co LLC	0.150%–0.195%, 07/08/11–08/02/11	849,925	1.4

66	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

MONEY MARKET FUND  ■  JUNE 30, 2011

Principal	Issuer		Value	% net assets

COMMERCIAL PAPER — continued
$ 500,000	Westpac Banking Corp	0.190%, 07/25/11	$499,937	0.8%
530,000	Westpac Banking Corp	0.180%, 08/03/11	529,912	0.8
605,000	Westpac Banking Corp	0.240%–0.260%, 07/05/11–08/02/11	604,935	1.0
	Other		4,128,104	6.5

			29,515,841	47.5

FOREIGN GOVERNMENT BONDS			404,774	0.7

GOVERNMENT AGENCY DEBT
500,000	Federal Home Loan Bank (FHLB)	0.035%, 07/06/11	499,998	0.8
500,000	FHLB	0.040%, 07/15/11	499,992	0.8
1,361,000	FHLB	0.070%–0.085%, 08/12/11	1,360,882	2.2
500,000	FHLB	0.085%, 09/06/11	499,921	0.8
1,204,000	FHLB	0.050%–0.090%, 07/27/11–09/07/11	1,203,878	1.9
500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.050%, 07/25/11	499,983	0.8
600,000	FHLMC	0.060%, 08/08/11	599,962	1.0
1,000,000	FHLMC	0.080%, 08/11/11	999,909	1.6
1,500,000	FHLMC	0.065%, 08/23/11	1,499,857	2.4
600,000	FHLMC	0.085%, 09/06/11	599,905	1.0
3,021,000	FHLMC	0.070%–0.175%, 07/11/11–10/03/11	3,020,659	4.9
500,000	Federal National Mortgage Association (FNMA)	0.040%, 07/12/11	499,994	0.8
1,000,000	FNMA	0.045%, 07/21/11	999,975	1.6
500,000	FNMA	0.110%, 08/01/11	499,953	0.8
600,000	FNMA	0.100%, 09/27/11	599,853	1.0
1,126,000	FNMA	0.075%–0.165%, 07/05/11–10/26/11	1,125,859	1.8
	Other		376,619	0.5

			15,387,199	24.7

TREASURY DEBT
500,000	United States Treasury Bill	0.059%, 10/06/11	499,921	0.8
775,000	United States Treasury Bill	0.110%–0.156%, 10/20/11	774,682	1.2
1,680,000	United States Treasury Bill	0.091%–0.096%, 11/17/11	1,679,386	2.8
930,000	United States Treasury Bill	0.065%–0.163%, 08/25/11–12/08/11	929,704	1.5
500,000	United States Treasury Note	1.000%, 08/31/11	500,602	0.8
1,385,000	United States Treasury Note	1.000%, 10/31/11	1,388,751	2.3
1,300,000	United States Treasury Note	0.750%, 11/30/11	1,302,936	2.1
525,000	United States Treasury Note	1.125%, 12/15/11	527,263	0.8
635,000	United States Treasury Note	0.750%–0.875%, 01/31/12–05/31/12	637,555	1.0

			8,240,800	13.3

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MONEY MARKET FUND  ■  JUNE 30, 2011

Principal		Issuer		Value	% net assets

VARIABLE RATE NOTES
$1,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.060%, 11/09/11	$ 1,499,598	2.4%
	i	Other		699,979	1.1

				2,199,577	3.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $60,881,400)	60,881,400	98.0

		TOTAL PORTFOLIO	(Cost $60,881,400)	60,881,400	98.0
		OTHER ASSETS & LIABILITIES, NET		1,220,066	2.0

		NET ASSETS		$62,101,466	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

68	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Life Funds ■ 2011 Semiannual Report	69

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFE FUNDS  ■  JUNE 30, 2011

Growth Equity Fund

ASSETS
Portfolio investments, at value*	$43,428,410
Cash	72,501
Cash – foreign**	—
Receivable from securities transactions	739,063
Receivable from Fund shares sold	26,515
Due from investment advisor	799
Dividends and interest receivable	27,570
Other	1,953
Total assets	44,296,811

LIABILITIES
Management fees payable	1,564
Overdraft payable	—
Payable for securities transactions	935,389
Payable for Fund shares redeemed	98,369
Due to affiliates	7,464
Accrued expenses & other payables	24,255
Total liabilities	1,067,041
NET ASSETS	$43,229,770

NET ASSETS CONSIST OF:
Paid-in-capital	$57,634,476
Undistributed net investment income (loss)	58,995
Accumulated net realized gain (loss) on total investments	(19,084,725)
Net unrealized appreciation (depreciation) on total investments	4,621,024
NET ASSETS	$43,229,770

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,527,021
Net asset value per share	$17.11

* Portfolio investments, cost	$38,807,521
** Foreign cash, cost	$—

70	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$80,025,556	$109,810,070	$68,051,725	$64,096,588
430,554	782,584	—	57,035
487	309,459	578	—
184,276	2,731,020	399,053	1,219,061
214,280	64,384	103,085	70,069
1,102	1,777	1,089	1,039
79,804	280,859	76,921	63,609
2,492	2,917	2,292	2,152
80,938,551	113,983,070	68,634,743	65,509,553

2,914	4,401	2,439	2,486
—	—	517,146	—
218,808	3,788,860	690,216	1,237,178
60,917	47,710	45,746	15,181
14,270	22,791	12,977	11,975
32,876	51,981	32,158	29,989
329,785	3,915,743	1,300,682	1,296,809
$80,608,766	$110,067,327	$67,334,061	$64,212,744

$77,534,866	$141,970,055	$72,102,905	$59,111,602
399,362	2,357,493	922,898	83,892
(6,078,954)	(44,211,023)	(8,922,689)	(1,330,767)
8,753,492	9,950,802	3,230,947	6,348,017
$80,608,766	$110,067,327	$67,334,061	$64,212,744

2,864,212	6,297,323	2,399,232	2,071,538
$28.14	$17.48	$28.06	$31.00

$71,272,102	$99,867,611	$64,820,921	$57,748,571
$485	$309,126	$574	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	71

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFE FUNDS  ■  JUNE 30, 2011

Stock Index Fund

ASSETS
Portfolio investments, at value*	$188,398,217
Cash	195,263
Receivable from securities transactions	4,517
Receivable from Fund shares sold	115,590
Due from investment advisor	2,669
Dividends and interest receivable	231,293
Other	3,955
Total assets	188,951,504

LIABILITIES
Management fees payable	913
Payable for securities transactions	—
Payable for Fund shares redeemed	126,207
Due to affiliates	35,457
Accrued expenses & other payables	52,484
Total liabilities	215,061
NET ASSETS	$188,736,443

NET ASSETS CONSIST OF:
Paid-in-capital	$166,851,241
Undistributed net investment income (loss)	2,116,658
Accumulated net realized gain (loss) on total investments	(4,528,711)
Net unrealized appreciation (depreciation) on total investments	24,297,255
NET ASSETS	$188,736,443

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,321,130
Net asset value per share	$29.86

* Portfolio investments, cost	$164,100,963

72	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$38,408,170	$81,970,946	$141,625,468	$60,881,400
383,061	229,442	2,436,452	2,785
271,921	—	194,929	—
51,347	2,858	247,789	1,299,108
840	918	2,242	1,383
56,591	209,027	1,020,487	13,143
1,911	2,322	3,416	2,715
39,173,841	82,415,513	145,530,783	62,200,534

465	3,336	3,584	500
638,037	204,074	154,695	—
6,259	30,159	729	43,024
7,002	14,376	27,421	12,351
30,133	32,050	52,653	43,193
681,896	283,995	239,082	99,068
$38,491,945	$82,131,518	$145,291,701	$62,101,466

$35,646,545	$88,346,714	$141,088,133	$62,099,988
498,088	227,956	2,518,824	667
(2,728,549)	(16,507,026)	(1,198,585)	811
5,075,861	10,063,874	2,883,329	—
$38,491,945	$82,131,518	$145,291,701	$62,101,466

1,456,436	3,156,712	5,693,244	62,099,989
$26.43	$26.02	$25.52	$1.00

$33,332,309	$71,907,038	$138,742,139	$60,881,400

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	73

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD ENDED JUNE 30, 2011

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$160,404
Interest	16
Total income	160,420

EXPENSES
Management fees	91,567
Fund administration fees	15,351
Custody and accounting fees	10,494
Professional fees	19,534
Shareholder reports	5,558
Shareholder servicing	1,141
Trustee fees and expenses	265
Compliance fees	4,910
Interest expense	294
Other expenses	2,793
Total expenses	151,907
Less: Expenses reimbursed by the investment advisor	(46,097)
Net expenses	105,810

Net investment income (loss)	54,610

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	2,501,706
Futures transactions	—
Foreign currency transactions	(507)
Net realized gain (loss) on total investments	2,501,199

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	(59,994)
Futures transactions	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	118
Net change in unrealized appreciation (depreciation) on total investments	(59,876)
Net realized and unrealized gain (loss) on total investments	2,441,323
Net increase (decrease) resulting from operations	$2,495,933

* Net of foreign withholding taxes of	$(3,885)
** Includes net change in unrealized foreign capital gains taxes of	—

74	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	International Equity Fund	Large-Cap Value Fund	Small-Cap Equity Fund

$561,244	$1,618,930	$609,984	$277,472
19	119	11	—
561,263	1,619,049	609,995	277,472

172,964	276,383	150,444	149,683
29,266	44,775	26,070	24,678
15,425	38,158	17,771	18,705
20,027	25,603	19,898	19,859
10,958	13,857	8,933	8,221
1,300	1,328	1,129	1,127
504	748	442	427
9,339	14,537	8,334	7,884
22	1,205	794	221
4,388	20,415	3,198	3,237
264,193	437,009	237,013	234,042
(64,323)	(105,350)	(63,166)	(62,531)
199,870	331,659	173,847	171,511

361,393	1,287,390	436,148	105,961

4,118,546	7,327,402	3,398,941	6,919,207
—	—	—	2,508
(2,215)	(47,242)	(3,192)	—
4,116,331	7,280,160	3,395,749	6,921,715

1,301,687	(7,203,557)	(1,190,005)	(2,439,070)
—	—	—	—
43	13,037	21	—
1,301,730	(7,190,520)	(1,189,984)	(2,439,070)
5,418,061	89,640	2,205,765	4,482,645
$5,779,454	$1,377,030	$2,641,913	$4,588,606

$(6,659)	$(165,443)	$(3,691)	$(20)
—	(15,703)	—	—

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	75

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD ENDED JUNE 30, 2011

Stock Index Fund

INVESTMENT INCOME
Dividends*	$1,647,043
Interest	87
Total income	1,647,130

EXPENSES
Management fees	55,599
Fund administration fees	72,073
Custody and accounting fees	29,704
Professional fees	22,630
Shareholder reports	23,800
Shareholder servicing	1,246
Trustee fees and expenses	1,234
Compliance fees	23,015
Interest expense	76
Other expenses	5,329
Total expenses	234,706
Less: Expenses reimbursed by the investment advisor	(151,307)
Net expenses	83,399

Net investment income (loss)	1,563,731

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	2,423,356
Futures transactions	103,733
Net realized gain (loss) on total investments	2,527,089

Change in unrealized appreciation (depreciation) on:
Portfolio investments	7,076,176
Futures transactions	(7,233)
Net change in unrealized appreciation (depreciation) on total investments	7,068,943
Net realized and unrealized gain (loss) on total investments	9,596,032
Net increase (decrease) resulting from operations	$11,159,763

* Net of foreign withholding taxes of	$(672)

76	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

concluded

Social Choice Equity Fund	Real Estate Securities Fund	Bond Fund	Money Market Fund

$347,170	$763,416	$—	$—
—	75	2,730,782	61,729
347,170	763,491	2,730,782	61,729

27,764	195,642	207,957	30,472
14,255	29,438	52,169	22,948
7,909	4,378	40,686	20,960
19,513	21,349	26,251	22,453
8,611	9,247	17,128	13,272
1,272	1,136	3,244	860
244	507	869	392
4,745	9,404	16,940	8,057
15	129	47	6
3,019	3,103	3,254	365
87,347	274,333	368,545	119,785
(46,626)	(51,301)	(125,928)	(74,078)
40,721	223,032	242,617	45,707

306,449	540,459	2,488,165	16,022

54,975	2,736,490	239,667	811
—	—	—	—
54,975	2,736,490	239,667	811

1,567,633	4,070,085	819,466	—
—	—	—	—
1,567,633	4,070,085	819,466	—
1,622,608	6,806,575	1,059,133	811
$1,929,057	$7,347,034	$3,547,298	$16,833

$(33)	$(36)	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	77

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Growth Equity Fund
	June 30, 2011	December 31, 2010
	(unaudited)

OPERATIONS
Net investment income (loss)	$54,610	$166,962
Net realized gain (loss) on total investments	2,501,199	3,492,765
Net change in unrealized appreciation (depreciation) on total investments	(59,876)	774,504
Net increase (decrease) from operations	2,495,933	4,434,231

DISTRIBUTION TO SHAREHOLDERS
From net investment income	—	(168,491)
Total distributions	—	(168,491)

SHAREHOLDER TRANSACTIONS
Subscriptions	6,286,132	5,578,422
Reinvestments of distributions	—	168,491
Redemptions	(3,104,367)	(8,690,629)
Net increase (decrease) from shareholder transactions	3,181,765	(2,943,716)

Net increase (decrease) in net assets	5,677,698	1,322,024

NET ASSETS
Beginning of period	37,552,072	36,230,048
End of period	$43,229,770	$37,552,072

Undistributed net investment income (loss) included in net assets	$58,995	$4,385

CHANGE IN FUND SHARES
Shares sold	366,791	387,850
Shares reinvested	—	10,544
Shares redeemed	(185,404)	(606,889)
Net increase (decrease) from shareholder transactions	181,387	(208,495)

78	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		International Equity Fund
June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
(unaudited)		(unaudited)

$361,393	$834,055	$1,287,390	$1,225,506
4,116,331	4,185,520	7,280,160	4,694,205

1,301,730	3,493,880	(7,190,520)	12,213,424
5,779,454	8,513,455	1,377,030	18,133,135

—	(869,222)	—	(1,302,220)
—	(869,222)	—	(1,302,220)

7,381,725	5,545,214	5,446,417	19,543,266
—	869,222	—	1,302,220
(4,581,538)	(7,748,610)	(8,487,755)	(19,959,998)
2,800,187	(1,334,174)	(3,041,338)	885,488

8,579,641	6,310,059	(1,664,308)	17,716,403

72,029,125	65,719,066	111,731,635	94,015,232
$80,608,766	$72,029,125	$110,067,327	$111,731,635

$399,362	$37,969	$2,357,493	$1,070,103

266,584	233,377	310,795	1,257,583
—	33,665	—	77,421
(165,406)	(328,067)	(494,487)	(1,303,919)
101,178	(61,025)	(183,692)	31,085

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	79

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Large-Cap Value Fund
	June 30, 2011	December 31, 2010
	(unaudited)

OPERATIONS
Net investment income (loss)	$436,148	$869,302
Net realized gain (loss) on total investments	3,395,749	4,807,360
Net change in unrealized appreciation (depreciation) on total investments	(1,189,984)	4,164,409
Net increase (decrease) from operations	2,641,913	9,841,071

DISTRIBUTION TO SHAREHOLDERS
From net investment income	—	(927,129)
Total distributions	—	(927,129)

SHAREHOLDER TRANSACTIONS
Subscriptions	5,280,260	9,086,708
Reinvestments of distributions	—	927,129
Redemptions	(4,865,396)	(9,097,195)
Net increase (decrease) from shareholder transactions	414,864	916,642

Net increase in net assets	3,056,777	9,830,584

NET ASSETS
Beginning of period	64,277,284	54,446,700
End of period	$67,334,061	$64,277,284

Undistributed net investment income (loss) included in net assets	$922,898	$486,750

CHANGE IN FUND SHARES
Shares sold	187,281	370,508
Shares reinvested	—	35,065
Shares redeemed	(172,668)	(377,320)
Net increase (decrease) from shareholder transactions	14,613	28,253

80	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Stock Index Fund
June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
(unaudited)		(unaudited)

$105,961	$369,633	$1,563,731	$2,913,412
6,921,715	6,138,986	2,527,089	2,856,965

(2,439,070)	5,907,611	7,068,943	19,461,131
4,588,606	12,416,230	11,159,763	25,231,508

—	(397,085)	—	(2,919,196)
—	(397,085)	—	(2,919,196)

5,201,348	10,876,596	12,288,516	18,683,695
—	397,085	—	2,919,196
(6,012,152)	(5,778,725)	(11,985,821)	(18,955,052)
(810,804)	5,494,956	302,695	2,647,839

3,777,802	17,514,101	11,462,458	24,960,151

60,434,942	42,920,841	177,273,985	152,313,834
$64,212,744	$60,434,942	$188,736,443	$177,273,985

$83,892	$(22,069)	$2,116,658	$552,927

171,615	431,514	418,371	725,306
—	13,884	—	105,083
(201,334)	(234,898)	(407,271)	(748,139)
(29,719)	210,500	11,100	82,250

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	81

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Social Choice Equity Fund
	June 30, 2011	December 31, 2010
	(unaudited)

OPERATIONS
Net investment income (loss)	$306,449	$600,822
Net realized gain (loss) on total investments	54,975	20,787
Net change in unrealized appreciation (depreciation) on total investments	1,567,633	4,258,930
Net increase (decrease) from operations	1,929,057	4,880,539

DISTRIBUTION TO SHAREHOLDERS
From net investment income	—	(608,705)
Total distributions	—	(608,705)

SHAREHOLDER TRANSACTIONS
Subscriptions	2,032,598	2,274,241
Reinvestments of distributions	—	608,705
Redemptions	(813,296)	(2,740,218)
Net increase (decrease) from shareholder transactions	1,219,302	142,728

Net increase in net assets	3,148,359	4,414,562

NET ASSETS
Beginning of period	35,343,586	30,929,024
End of period	$38,491,945	$35,343,586

Undistributed net investment income (loss) included in net assets	$498,088	$191,639

CHANGE IN FUND SHARES
Shares sold	78,050	98,376
Shares reinvested	—	24,475
Shares redeemed	(31,272)	(119,990)
Net increase (decrease) from shareholder transactions	46,778	2,861

82	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

continued

Real Estate Securities Fund		Bond Fund
June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010
(unaudited)		(unaudited)

$540,459	$1,025,706	$2,488,165	$4,840,686
2,736,490	5,972,487	239,667	1,795,137

4,070,085	9,906,137	819,466	1,778,354
7,347,034	16,904,330	3,547,298	8,414,177

—	(1,467,001)	—	(4,828,498)
—	(1,467,001)	—	(4,828,498)

5,125,473	9,038,745	8,948,953	30,893,827
—	1,467,001	—	4,828,498
(4,099,521)	(5,749,400)	(4,204,926)	(18,172,693)
1,025,952	4,756,346	4,744,027	17,549,632

8,372,986	20,193,675	8,291,325	21,135,311

73,758,532	53,564,857	137,000,376	115,865,065
$82,131,518	$73,758,532	$145,291,701	$137,000,376

$227,956	$(312,503)	$2,518,824	$30,659

203,054	426,301	354,604	1,228,143
—	64,654	—	194,776
(162,282)	(281,986)	(167,933)	(717,403)
40,772	208,969	186,671	705,516

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	83

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Money Market Fund
	June 30, 2011	December 31, 2010
	(unaudited)

OPERATIONS
Net investment income (loss)	$16,022	$81,660
Net realized gain (loss) on total investments	811	257
Net change in unrealized appreciation (depreciation) on total investments	—	—
Net increase (decrease) from operations	16,833	81,917

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(16,022)	(81,660)
Total distributions	(16,022)	(81,660)

SHAREHOLDER TRANSACTIONS
Subscriptions	31,747,734	50,692,667
Reinvestments of distributions	16,022	81,660
Redemptions	(31,429,136)	(63,110,100)
Net increase (decrease) from shareholder transactions	334,620	(12,335,773)

Net increase (decrease) in net assets	335,431	(12,335,516)

NET ASSETS
Beginning of period	61,766,035	74,101,551
End of period	$62,101,466	$61,766,035

Undistributed net investment income (loss) included in net assets	$667	$667

CHANGE IN FUND SHARES
Shares sold	31,747,734	50,692,667
Shares reinvested	16,022	81,660
Shares redeemed	(31,429,136)	(63,110,100)
Net increase (decrease) from shareholder transactions	334,620	(12,335,773)

84	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS

TIAA-CREF LIFE FUNDS  ■  FOR THE PERIOD OR YEAR ENDED

	Growth Equity Fund
	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.01		$14.18	$10.55	$18.02	$14.91	$14.23

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.02		0.07	0.11	0.14	0.13	0.11
Net realized and unrealized gain (loss) on total investments	1.08		1.83	3.63	(7.48)	3.10	0.69
Total gain (loss) from investment operations	1.10		1.90	3.74	(7.34)	3.23	0.80

Less distributions from:
Net investment income	—		(0.07)	(0.11)	(0.13)	(0.12)	(0.12)
Total distributions	—		(0.07)	(0.11)	(0.13)	(0.12)	(0.12)
Net asset value, end of period	$17.11		$16.01	$14.18	$10.55	$18.02	$14.91

TOTAL RETURN	6.87	%(b)	13.42%	35.47%	(40.71)%	21.68%	5.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$43,230		$37,552	$36,230	$24,501	$42,376	$28,180
Ratio of expenses to average net assets before expense reimbursement	0.75	%(c)	0.63%	0.26%	0.28%	0.26%	0.25%
Ratio of expenses to average net assets after expense reimbursement	0.52	%(c)	0.43%	0.26%	0.28%	0.26%	0.25%
Ratio of net investment income (loss) to average net assets	0.27	%(c)	0.48%	0.98%	0.98%	0.81%	0.79%
Portfolio turnover rate	79	%(b)	208%	257%	253%	154%	98%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	85

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Growth & Income Fund
	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$26.07		$23.27	$18.50	$29.06	$24.82	$21.56

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.13		0.30	0.36	0.46	0.43	0.37
Net realized and unrealized gain (loss) on total investments	1.94		2.82	4.77	(10.58)	4.21	3.26
Total gain (loss) from investment operations	2.07		3.12	5.13	(10.12)	4.64	3.63

Less distributions from:
Net investment income	—		(0.32)	(0.36)	(0.44)	(0.40)	(0.37)
Total distributions	—		(0.32)	(0.36)	(0.44)	(0.40)	(0.37)
Net asset value, end of period	$28.14		$26.07	$23.27	$18.50	$29.06	$24.82

TOTAL RETURN	7.94	%(b)	13.41%	27.76%	(34.80)%	18.68%	16.85%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$80,609		$72,029	$65,719	$53,235	$83,834	$59,798
Ratio of expenses to average net assets before expense reimbursement	0.69	%(c)	0.56%	0.23%	0.23%	0.24%	0.23%
Ratio of expenses to average net assets after expense reimbursement	0.52	%(c)	0.42%	0.23%	0.23%	0.24%	0.23%
Ratio of net investment income (loss) to average net assets	0.94	%(c)	1.26%	1.77%	1.87%	1.56%	1.63%
Portfolio turnover rate	56	%(b)	138%	141%	135%	88%	119%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

86	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	International Equity Fund
	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$17.24		$14.58	$11.43	$24.02	$25.01	$19.54

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.20		0.19	0.22	0.51	0.42	0.35
Net realized and unrealized gain (loss) on total investments	0.04		2.67	3.40	(12.53)	4.26	5.50
Total gain (loss) from investment operations	0.24		2.86	3.62	(12.02)	4.68	5.85

Less distributions from:
Net investment income	—		(0.20)	(0.47)	(0.01)	(0.53)	(0.38)
Net realized gains	—		—	—	(0.56)	(5.14)	—
Total distributions	—		(0.20)	(0.47)	(0.57)	(5.67)	(0.38)
Net asset value, end of period	$17.48		$17.24	$14.58	$11.43	$24.02	$25.01

TOTAL RETURN	1.39	%(b)	19.63%	31.74%	(50.00)%	19.34%	29.95%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$110,067		$111,732	$94,015	$68,240	$160,045	$111,142
Ratio of expenses to average net assets before expense reimbursement	0.79	%(c)	0.65%	0.30%	0.32%	0.33%	0.29%
Ratio of expenses to average net assets after expense reimbursement	0.60	%(c)	0.50%	0.30%	0.32%	0.33%	0.29%
Ratio of net investment income (loss) to average net assets	2.33	%(c)	1.30%	1.78%	2.79%	1.51%	1.59%
Portfolio turnover rate	58	%(b)	117%	116%	185%	190%	146%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	87

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Large-Cap Value Fund
	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$26.95		$23.11	$17.87	$31.30	$36.02	$32.04

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.18		0.37	0.42	0.66	0.71	0.64
Net realized and unrealized gain (loss) on total investments	0.93		3.87	5.20	(13.42)	(0.34)	6.26
Total gain (loss) from investment operations	1.11		4.24	5.62	(12.76)	0.37	6.90

Less distributions from:
Net investment income	—		(0.40)	(0.38)	(0.43)	(0.76)	(0.61)
Net realized gains	—		—	—	(0.24)	(4.33)	(2.31)
Total distributions	—		(0.40)	(0.38)	(0.67)	(5.09)	(2.92)
Net asset value, end of period	$28.06		$26.95	$23.11	$17.87	$31.30	$36.02

TOTAL RETURN	4.12	%(b)	18.36%	31.45%	(40.74)%	0.91%	21.58%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$67,334		$64,277	$54,447	$40,302	$71,350	$66,917
Ratio of expenses to average net assets before expense reimbursement	0.71	%(c)	0.59%	0.25%	0.26%	0.27%	0.24%
Ratio of expenses to average net assets after expense reimbursement	0.52	%(c)	0.43%	0.25%	0.26%	0.27%	0.24%
Ratio of net investment income (loss) to average net assets	1.30	%(c)	1.52%	2.12%	2.60%	1.88%	1.83%
Portfolio turnover rate	37	%(b)	102%	149%	172%	133%	102%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

88	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Small-Cap Equity Fund
	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$28.76		$22.70	$17.99	$27.17	$32.12	$30.02

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.05		0.19	0.25	0.34	0.37	0.37
Net realized and unrealized gain (loss) on total investments	2.19		6.06	4.74	(9.16)	(2.10)	4.95
Total gain (loss) from investment operations	2.24		6.25	4.99	(8.82)	(1.73)	5.32

Less distributions from:
Net investment income	—		(0.19)	(0.28)	(0.36)	(0.44)	(0.38)
Net realized gains	—		—	—	—	(2.69)	(2.84)
Return of Capital	—		—	—	—	(0.09)	—
Total distributions	—		(0.19)	(0.28)	(0.36)	(3.22)	(3.22)
Net asset value, end of period	$31.00		$28.76	$22.70	$17.99	$27.17	$32.12

TOTAL RETURN	7.79	%(b)	27.55%	27.75%	(32.42)%	(5.62)%	17.84%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$64,213		$60,435	$42,921	$34,609	$51,868	$57,190
Ratio of expenses to average net assets before expense reimbursement	0.75	%(c)	0.58%	0.11%	0.11%	0.11%	0.10%
Ratio of expenses to average net assets after expense reimbursement	0.55	%(c)	0.41%	0.11%	0.11%	0.11%	0.10%
Ratio of net investment income (loss) to average net assets	0.34	%(c)	0.75%	1.33%	1.45%	1.13%	1.12%
Portfolio turnover rate	58	%(b)	98%	107%	123%	135%	246%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	89

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Stock Index Fund
	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$28.09		$24.46	$19.39	$31.70	$30.94	$27.45

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.25		0.47	0.44	0.58	0.59	0.51
Net realized and unrealized gain (loss) on total investments	1.52		3.63	5.05	(12.34)	1.02	3.77
Total gain (loss) from investment operations	1.77		4.10	5.49	(11.76)	1.61	4.28

Less distributions from:
Net investment income	—		(0.47)	(0.42)	(0.51)	(0.60)	(0.52)
Net realized gains	—		—	—	(0.04)	(0.25)	(0.27)
Total distributions	—		(0.47)	(0.42)	(0.55)	(0.85)	(0.79)
Net asset value, end of period	$29.86		$28.09	$24.46	$19.39	$31.70	$30.94

TOTAL RETURN	6.30	%(b)	16.79%	28.36%	(37.08)%	5.16%	15.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$188,736		$177,274	$152,314	$112,938	$184,339	$171,015
Ratio of expenses to average net assets before expense reimbursement	0.25	%(c)	0.21%	0.06%	0.06%	0.06%	0.06%
Ratio of expenses to average net assets after expense reimbursement	0.09	%(c)	0.08%	0.06%	0.06%	0.06%	0.06%
Ratio of net investment income (loss) to average net assets	1.69	%(c)	1.86%	2.11%	2.19%	1.82%	1.75%
Portfolio turnover rate	5	%(b)	7%	7%	7%	13%	14%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

90	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Social Choice Equity Fund
	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$25.07		$21.99	$16.91	$27.12	$26.94	$24.02

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.21		0.43	0.40	0.48	0.51	0.43
Net realized and unrealized gain (loss) on total investments	1.15		3.09	5.09	(10.28)	0.64	3.08
Total gain (loss) from investment operations	1.36		3.52	5.49	(9.80)	1.15	3.51

Less distributions from:
Net investment income	—		(0.44)	(0.41)	(0.32)	(0.51)	(0.43)
Net realized gains	—		—	—	(0.09)	(0.46)	(0.16)
Total distributions	—		(0.44)	(0.41)	(0.41)	(0.97)	(0.59)
Net asset value, end of period	$26.43		$25.07	$21.99	$16.91	$27.12	$26.94

TOTAL RETURN	5.42	%(b)	16.01%	32.51%	(36.09)%	4.25%	14.64%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$38,492		$35,344	$30,929	$23,938	$37,883	$35,931
Ratio of expenses to average net assets before expense reimbursement	0.47	%(c)	0.42%	0.08%	0.07%	0.07%	0.07%
Ratio of expenses to average net assets after expense reimbursement	0.22	%(c)	0.17%	0.08%	0.07%	0.07%	0.07%
Ratio of net investment income (loss) to average net assets	1.66	%(c)	1.87%	2.20%	2.06%	1.81%	1.69%
Portfolio turnover rate	14	%(b)	18%	15%	17%	12%	19%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	91

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Real Estate Securities Fund
	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$23.67		$18.43	$15.24	$26.50	$38.04	$30.98

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.17		0.35	0.49	0.70	0.60	0.82
Net realized and unrealized gain (loss) on total investments	2.18		5.37	3.32	(10.87)	(6.68)	9.63
Total gain (loss) from investment operations	2.35		5.72	3.81	(10.17)	(6.08)	10.45

Less distributions from:
Net investment income	—		(0.48)	(0.62)	(1.09)	(1.31)	(1.09)
Net realized gains	—		—	—	—	(4.15)	(2.30)
Total distributions	—		(0.48)	(0.62)	(1.09)	(5.46)	(3.39)
Net asset value, end of period	$26.02		$23.67	$18.43	$15.24	$26.50	$38.04

TOTAL RETURN	9.93	%(b)	31.16%	25.11%	(38.27)%	(16.12)%	34.05%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$82,132		$73,759	$53,565	$43,646	$74,751	$104,705
Ratio of expenses to average net assets before expense reimbursement	0.70	%(c)	0.60%	0.25%	0.26%	0.27%	0.25%
Ratio of expenses to average net assets after expense reimbursement	0.57	%(c)	0.48%	0.25%	0.26%	0.27%	0.25%
Ratio of net investment income (loss) to average net assets	1.38	%(c)	1.63%	3.37%	2.94%	1.62%	2.30%
Portfolio turnover rate	19	%(b)	66%	65%	97%	111%	117%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

92	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	continued

	Bond Fund
	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$24.88		$24.13	$23.38	$24.55	$24.41	$24.44

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.45		0.93	1.06	1.29	1.29	1.21
Net realized and unrealized gain (loss) on total investments	0.19		0.73	0.68	(1.19)	0.07	(0.06)
Total gain (loss) from investment operations	0.64		1.66	1.74	0.10	1.36	1.15

Less distributions from:
Net investment income	—		(0.91)	(0.99)	(1.27)	(1.22)	(1.18)
Total distributions	—		(0.91)	(0.99)	(1.27)	(1.22)	(1.18)
Net asset value, end of period	$25.52		$24.88	$24.13	$23.38	$24.55	$24.41

TOTAL RETURN	2.57	%(b)	6.91%	7.40%	0.39%	5.60%	4.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$145,292		$137,000	$115,865	$91,953	$86,661	$71,761
Ratio of expenses to average net assets before expense reimbursement	0.53	%(c)	0.41%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets after expense reimbursement	0.35	%(c)	0.27%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income (loss) to average net assets	3.59	(c)	3.66%	4.41%	5.27%	5.18%	4.88%
Portfolio turnover rate	52	%(b)	67%	147%	92%	97%	76%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Life Funds ■ 2011 Semiannual Report	93

FINANCIAL HIGHLIGHTS TIAA-CREF LIFE FUNDS ■ FOR THE PERIOD OR YEAR ENDED	concluded

	Money Market Fund
	6/30/11		12/31/10		12/31/09	12/31/08	12/31/07	12/31/06
	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (loss)(a)	0.00	(d)	0.00	(d)	0.01	0.03	0.05	0.05
Net realized and unrealized gain (loss) on total investments	0.00	(d)	0.00	(d)	0.00 (d)	—	—	—
Total gain (loss) from investment operations	0.00	(d)	0.00	(d)	0.01	0.03	0.05	0.05

Less distributions from:
Net investment income	(0.00	)(d)	(0.00	)(d)	(0.01)	(0.03)	(0.05)	(0.05)
Total distributions	(0.00	)(d)	(0.00	)(d)	(0.01)	(0.03)	(0.05)	(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.03	%(b)	0.12%		0.54%	2.86%	5.34%	5.10%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands)	$62,101		$61,766		$74,102	$117,322	$100,444	$53,894
Ratio of expenses to average net assets before expense reimbursement	0.39	%(c)	0.27%		0.09%	0.07%	0.06%	0.06%
Ratio of expenses to average net assets after expense reimbursement	0.15	%(c)	0.12%		0.09%	0.07%	0.06%	0.06%
Ratio of net investment income (loss) to average net assets	0.05	%(c)	0.12%		0.58%	2.80%	5.19%	4.99%

(a)	Based on average shares outstanding.
(b)	The percentages shown for this period are not annualized.
(c)	The percentages shown for this period are annualized.
(d)	Amount represents less than $0.01 per share.

94	2011 Semiannual Report ■ TIAA-CREF Life Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF LIFE FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of ten series (the “Funds” or individually the “Fund”). The Funds are available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

TIAA-CREF Life Funds ■ 2011 Semiannual Report	95

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2007-2010) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,

96	2011 Semiannual Report ■ TIAA-CREF Life Funds

continued

whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

TIAA-CREF Life Funds ■ 2011 Semiannual Report	97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2011, there were no significant transfers between levels by the Funds.

As of June 30, 2011, 100% of the value of investments in the Small-Cap Equity Fund, Stock Index Fund, Social Choice Equity Fund, and the Real Estate Securities Fund were valued based on Level 1 inputs.

As of June 30, 2011, 100% of the value of investments in the International Equity Fund and the Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of June 30, 2011:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Consumer Discretionary	$7,492,866	$877,145	$—	$8,370,011
Consumer Staples	1,824,761	—	—	1,824,761
Energy	2,789,222	395,906	—	3,185,128
Financials	1,681,619	—	—	1,681,619
Health Care*	5,825,450	122,628	—	5,948,078
Industrials	4,772,271	—	—	4,772,271
Information Technology*	14,418,912	—	—	14,418,912
Materials	2,582,553	131,615	—	2,714,168
Telecommunication Services	513,462	—	—	513,462
Total	$41,901,116	$1,527,294	$—	$43,428,410
Growth & Income
Consumer Discretionary	$9,247,349	$46,020	$—	$9,293,369
Consumer Staples	7,767,406	536,640	—	8,304,046
Energy*	9,058,964	159,097	—	9,218,061
Financials	10,408,181	—	—	10,408,181
Health Care	10,080,659	804,676	—	10,885,335
Industrials	9,639,501	536,499	—	10,176,000
Information Technology	14,093,904	435,726	—	14,529,630
Materials	3,328,223	209,523	—	3,537,746
Telecommunication Services	2,705,982	—	—	2,705,982
Utilities	967,206	—	—	967,206
Total	$77,297,375	$2,728,181	$—	$80,025,556

98	2011 Semiannual Report ■ TIAA-CREF Life Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value
Consumer Discretionary	$5,882,029	$234,473	$—	$6,116,502
Consumer Staples	4,509,914	235,675	—	4,745,589
Energy*	7,306,519	268,173	—	7,574,692
Financials	15,828,847	407,341	—	16,236,188
Health Care	8,158,182	522,651	—	8,680,833
Industrials	7,032,893	916,212	—	7,949,105
Information Technology*	7,536,122	111,731		7,647,853
Materials	1,663,704	164,661	—	1,828,365
Telecommunication Services	3,540,361	—	—	3,540,361
Utilities	3,732,237	—	—	3,732,237
Total	$65,190,808	$2,860,917	$—	$68,051,725
Bond
Corporate Bonds	$—	$41,107,103	$—	$41,107,103
Government Bonds	—	88,893,734	—	88,893,734
Structured Assets	—	11,571,236	—	11,571,236
Preferred Stocks	53,395	—	—	53,395
Total	$53,395	141,572,073	$—	$141,625,468

*	Includes American Depositary Receipts in Level 1.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. Realized gain (loss) and unrealized appreciation (depreciation) on futures transactions are reported separately in the Statements of Operations. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded

TIAA-CREF Life Funds ■ 2011 Semiannual Report	99

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the period ended June 30, 2011, the Stock Index Fund had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At June 30, 2011, the Funds did not hold any futures contracts.

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in overseeing the Funds’ non-advisory operations. All other administrative costs (including, but not limited to, transfer agency, custody, outside legal counsel, audit, printing and mailing of shareholder documents and compliance fees) are borne directly by the Funds.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds certain percentages. As of June 30, 2011, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment Management Fee	Maximum Expense Amounts*
Growth Equity	0.45%	0.52%
Growth & Income	0.45%	0.52%
International Equity	0.50%	0.60%
Large-Cap Value	0.45%	0.52%
Small-Cap Equity	0.48%	0.55%
Stock Index	0.06%	0.09%
Social Choice Equity	0.15%	0.22%
Real Estate Securities	0.50%	0.57%
Bond	0.30%	0.35%
Money Market	0.10%	0.15%

*	Maximum expense amounts reflect the majority of expenses, including investment management fees.
The expense reimbursement arrangements will continue through at least April 30, 2012.
The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

Fund expenses incurred for each Fund for the period ended June 30, 2011 are reflected in the Statements of Operations. The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

100	2011 Semiannual Report ■ TIAA-CREF Life Funds

continued

Certain registered separate accounts of TIAA-CREF Life, which is a wholly-owned subsidiary of TIAA, have various sub-accounts which invest in the Funds. Additionally, at the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund.

The following is the percentage of the Funds’ shares owned by affiliates as of June 30, 2011:

Fund	Investments in Funds Held By TIAA-CREF Life		Investments in Funds Held By TIAA		Precentage of Net Assets
Growth Equity	$43,229,770	100.0%	$—	—	100.0%
Growth & Income	66,677,158	82.7	13,931,608	17.3%	100.0%
International Equity	83,086,595	75.5	26,980,732	24.5	100.0%
Large-Cap Value	41,967,651	62.3	25,366,410	37.7	100.0%
Small-Cap Equity	37,304,649	58.1	26,908,095	41.9	100.0%
Stock Index	188,736,443	100.0	—	—	100.0%
Social Choice Equity	25,618,074	66.6	12,873,871	33.4	100.0%
Real Estate Securities	45,484,817	55.4	36,646,701	44.6	100.0%
Bond	76,190,213	52.4	69,101,488	47.6	100.0%
Money Market	62,101,466	100.0	—	—	100.0%

Note 5—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At June 30, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

TIAA-CREF Life Funds ■ 2011 Semiannual Report	101

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Growth Equity	$38,853,264	$5,109,779	$(534,633)	$4,575,146
Growth & Income	71,461,457	11,287,485	(2,723,386)	8,564,099
International Equity	99,978,313	12,203,942	(2,372,185)	9,831,757
Large-Cap Value	66,134,678	5,561,605	(3,644,558)	1,917,047
Small-Cap Equity	57,810,144	8,164,657	(1,878,213)	6,286,444
Stock Index	167,122,074	50,234,620	(28,958,477)	21,276,143
Social Choice Equity	33,467,771	8,818,615	(3,878,216)	4,940,399
Real Estate Securities	73,994,719	10,799,898	(2,823,671)	7,976,227
Bond	138,775,183	5,191,326	(2,341,041)	2,850,285

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds for the period ended June 30, 2011 were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales
Growth Equity	$35,741,481	$—	$32,606,317	$—
Growth & Income	46,382,221	—	43,503,096	—
International Equity	64,664,585	—	69,444,815	—
Large-Cap Value	26,626,050	—	24,889,494	—
Small-Cap Equity	37,022,106	—	37,545,209	—
Stock Index	12,023,149	—	9,196,592	—
Social Choice Equity	6,743,451	—	5,315,716	—
Real Estate Securities	18,235,947	—	15,305,500	—
Bond	27,393,422	55,943,070	16,792,310	54,925,703

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended December 31, 2010 was as follows:

	2010
Fund	Ordinary Income	Long-Term Capital Gains	Total
Growth Equity	$168,491	$—	$168,491
Growth & Income	869,222	—	869,222
International Equity	1,302,220	—	1,302,220
Large-Cap Value	927,129	—	927,129
Small-Cap Equity	397,085	—	397,085
Stock Index	2,919,196	—	2,919,196
Social Choice Equity	608,705	—	608,705
Real Estate Securities	1,467,001	—	1,467,001
Bond	4,828,498	—	4,828,498
Money Market	81,660	—	81,660

The tax character of the fiscal year 2011 distributions will be determined at the end of the fiscal year.

102	2011 Semiannual Report ■ TIAA-CREF Life Funds

concluded

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the period ended June 30, 2011, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 9—subsequent event

Effective July 7, 2011, Advisors began waiving a portion of the management fees for the Money Market Fund. This waiver is voluntary in nature and can be discontinued at any time.

TIAA-CREF Life Funds ■ 2011 Semiannual Report	103

BOARD RENEWAL OF THE INVESTMENT

ADVISORY AGREEMENT (UNAUDITED)

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Life Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment advisory agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each series of the Trust. Under the Agreement, TAI is responsible for providing investment advisory services to the Trust.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each series of the Trust (the “Funds”) will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on March 31, 2011, at which it considered the renewal of the Agreement with respect to each series of the Trust (the “Funds”) using its previously established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewal, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2011 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Funds, and then evaluated the information produced in accordance with those guidelines and requests. Note that the Agreement was first implemented on May 1, 2010; thus historical information based on the Trust’s 2010 fiscal year includes expense and performance data relating to both the Agreement and the Trust’s predecessor contract (under which the Funds’ expenses were lower), and historical information for prior years includes data under the predecessor contract only.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Trustees with respect to each Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense

104	2011 Semiannual Report ■ TIAA-CREF Life Funds

comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Fund against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable products with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not management) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients. In considering Lipper’s data, the Board noted that the data on similar funds that underlie variable products was based on historical information and had not been adjusted to reflect market volatility that affected the asset levels of many mutual funds during the period covered by that data due to the financial markets’ downturn and subsequent recovery.

Among other matters, the Operations Committee also requested and reviewed various sources of information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI.

In advance of the Board meeting held on March 31, 2011, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed its Lipper peer group or benchmark (for the Stock Index Fund only) by a specified amount over a three-year period, together with an explanation of any events that had a material impact on performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its

TIAA-CREF Life Funds ■ 2011 Semiannual Report	105

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ADVISORY AGREEMENT (UNAUDITED)

affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Fund, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement with respect to all Funds, the Board received and considered Fund-specific information and made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 31, 2011, the Board voted unanimously to renew the Agreement for each

106	2011 Semiannual Report ■ TIAA-CREF Life Funds

continued

Fund. Set forth below are the general factors the Board considered for all of the Funds, followed by a summary of certain specific factors the Board considered for each particular Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Funds and the TIAA Separate Account VA-1. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Funds to the Board on a regular basis. The Board considered that TAI has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In the course of its review of the quality of TAI’s services, the Board examined the investment performance of each Fund and concluded that it was within an acceptable range when compared with the Fund’s benchmark and/or its peer group/universe of mutual funds that underlie variable products, or that, in the case of a Fund that had underperformed its benchmark or peer group/universe for an extended period of time, TAI represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund, as applicable, over one-, two-, three-, four-, five- and ten-year periods. The Board considered each Fund’s performance as compared to its peer group, peer universe and benchmark index. The Board also reviewed the performance of the Stock Index Fund before any reductions for fees or expenses as compared to the Fund’s benchmark index. In this regard, the Board considered that most financial markets had experienced nearly unprecedented volatility during recent years that had impacted the performance of many Funds. Despite these circumstances, the performance of most Funds generally compared favorably to their benchmarks

TIAA-CREF Life Funds ■ 2011 Semiannual Report	107

BOARD RENEWAL OF THE INVESTMENT

ADVISORY AGREEMENT (UNAUDITED)

(after considering the effect of expenses incurred to operate the Funds) and, with some exceptions, the Funds ranked in the top three performance quintiles versus their peer groups of mutual funds that underlie variable products for most time periods. (For additional detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below.) The Board considered that, in those cases in which a Fund had underperformed its benchmark or peer group of mutual funds that underlie variable products for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Fund’s investment performance. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was within an acceptable range or that appropriate remedial actions had or were being implemented.

COST AND PROFITABILITY

The Board considered financial and profitability data relating to TAI for the calendar year 2010 with respect to the Funds. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Funds. The Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Funds. The Board considered that TAI had incurred losses with respect to its services to the Funds under the Agreement, but that perhaps after a full fiscal year under the higher fee rates of the Agreement implemented on May 1, 2010, TAI might earn a profit on some of the Funds in the future.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds that underlie variable products, as analyzed by Lipper. The Board determined that the management fee rates charged to a Fund under the Agreement typically were lower than the management fee rates charged by many or most comparable mutual funds that underlie variable products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and comparable mutual funds that underlie variable products. Additionally, the Board considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data was derived. Based on all factors considered, the Board concluded that the fee rates under the Agreement with respect to each

108	2011 Semiannual Report ■ TIAA-CREF Life Funds

continued

Fund were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds that underlie variable products.

ECONOMIES OF SCALE

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. In this connection, the Board considered that TAI had incurred operating losses with respect to its services to each of the Funds in 2010. The Board determined that the current fee rates at current asset levels generally were low compared to peer groups of mutual funds that underlie variable products. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates provide similar investment management services to other investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Board considered the schedule of fees for each of these funds and accounts, and the fees actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered through products that may charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors justify different fee rate schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Funds and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain Funds managed by TAI or its affiliates may benefit from economies of scale to the extent that these Funds are managed in the same manner and by the same personnel as certain of the CREF Accounts. Additionally, TAI and the Funds may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

TIAA-CREF Life Funds ■ 2011 Semiannual Report	109

BOARD RENEWAL OF THE INVESTMENT

ADVISORY AGREEMENT (UNAUDITED)

FUND-BY-FUND FACTORS

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All time periods referenced below end as of December 31, 2010. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category. Statements below regarding “net profit” or “net loss” refer to whether TAI earned a profit or incurred a loss for the services that it rendered to a Fund during 2010 under the Agreement (and under the predecessor contract for the first four months of 2010).

GROWTH EQUITY FUND

•	The Fund’s annual contractual management fee rate was 0.45% of average daily net assets starting May 1, 2010 under the new Agreement.
•

The Fund’s management fees and total expenses, after any waivers and reimbursements, were in the 1st quintile of its group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-, two-, three- and ten-year periods, the Fund was in the 4th quintile of its universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”). For the four- and five-year periods, the Fund was in the 2nd and 3rd quintiles, respectively, of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	The Fund continues to utilize its investment discipline of purchasing investments with above average earnings growth, while increasing its investments in the health care research sector.

GROWTH & INCOME FUND

•	The Fund’s annual contractual management fee rate was 0.45% of average daily net assets starting May 1, 2010 under the new Agreement.
•	The Fund’s management fees and total expenses, after any waivers and reimbursements, were in the 1st quintile of its Expense Group and Expense Universe.
•

For the one- and two-year periods, the Fund was in the 3rd quintile of its Performance Universe. For the three- and ten-year periods, the Fund was in the 2nd quintile of its Performance Universe. For the four- and five-year period, the Fund was in the 1st quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.

110	2011 Semiannual Report ■ TIAA-CREF Life Funds

continued

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

INTERNATIONAL EQUITY FUND

•	The Fund’s annual contractual management fee rate was 0.50% of average daily net assets starting May 1, 2010 under the new Agreement.
•	The Fund’s management fees and total expenses, after any waivers and reimbursements, were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three-, four-, five- and 10-year periods, the Fund was in the 1st, 2nd, 5th, 4th, 3rd and 2nd quintiles, respectively, of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

LARGE-CAP VALUE FUND

•	The Fund’s annual contractual management fee rate was 0.45% of average daily net assets starting May 1, 2010 under the new Agreement.
•

The Fund’s management fees, after any waivers and reimbursements, were in the 2nd and 1st quintiles of its Expense Group and Expense Universe, respectively, and the Fund’s total expenses, after any waivers and reimbursements, were in the 1st quintile of its Expense Group and Expense Universe.

•	For the one- and five-year periods, the Fund was in the 1st quintile of its Performance Universe and in the 2nd quintile of its Performance Universe for the two-, three- and four-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

SMALL-CAP EQUITY FUND

•	The Fund’s annual contractual management fee rate was 0.48% of average daily net assets starting May 1, 2010 under the new Agreement.
•	The Fund’s management fees and total expenses, after any waivers and reimbursements, were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one- and three-year periods, the Fund was in the 2nd quintile of its Performance Universe and in the 3rd quintile of its Performance Universe for the two-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

STOCK INDEX FUND

•	The Fund’s annual contractual management fee rate was 0.06% of average daily net assets starting May 1, 2010 under the new Agreement.
•	The Fund’s management fees and total expenses, after any waivers and reimbursements, were in the 1st quintile of its Expense Group and Expense Universe.

TIAA-CREF Life Funds ■ 2011 Semiannual Report	111

BOARD RENEWAL OF THE INVESTMENT

ADVISORY AGREEMENT (UNAUDITED)

•	For the one-year period, the Fund was in the 2nd quintile of its Performance Universe and in the 3rd quintile of its Performance Universe for the two-, three-, four-, five- and ten-year periods.
•

For the one-, three- and five-year periods, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 3000® Index, was -6, +14 and +10 basis points, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

SOCIAL CHOICE EQUITY FUND

•	The Fund’s annual contractual management fee rate was 0.15% of average daily net assets starting May 1, 2010 under the new Agreement.
•	The Fund’s management fees and total expenses, after any waivers and reimbursements, were in the 1st quintile of its Expense Group and Expense Universe.
•

For the one- and ten-year periods, the Fund was in the 3rd quintile of its Performance Universe. For the two-, three-, four- and five-year periods, the Fund was in the 2nd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

REAL ESTATE SECURITIES FUND

•	The Fund’s annual contractual management fee rate was 0.50% of average daily net assets starting May 1, 2010 under the new Agreement.
•	The Fund’s management fees and total expenses, after any waivers and reimbursements, were in the 1st quintile of its Expense Group and Expense Universe.
•

For the one- and four-year periods, the Fund was in the 1st and 4th quintiles of its Performance Universe, respectively, and for the two-, three- and five-year periods was in the 3rd quintile of its Performance Universe.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

BOND FUND

•	The Fund’s annual contractual management fee rate was 0.30% of average daily net assets starting May 1, 2010 under the new Agreement.
•	The Fund’s management fees and total expenses, after any waivers and reimbursements, were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, three-, four- and five-year periods, the Fund was in the 4th quintile of its Performance Universe. For the two-year period, the Fund was in the 5th quintile of its Performance Universe.
•	The Fund received an Overall Morningstar Rating of 3 stars for the one-year period.

112	2011 Semiannual Report ■ TIAA-CREF Life Funds

concluded

•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.
•	The Fund’s tracking error and risk profile was moderately increased during 2010 in order to be more in line with its peers.

MONEY MARKET FUND

•	The Fund’s annual contractual management fee rate was 0.10% of average daily net assets starting May 1, 2010 under the new Agreement.
•	The Fund’s management fees and total expenses, after any waivers and reimbursements, were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three-, four- and five-year periods, the Fund was in the 1st quintile of its Performance Universe.
•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Life Funds ■ 2011 Semiannual Report	113

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

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TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday-Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 6 p.m. ET, Monday–Friday

FOR THE HEARING- OR

SPEECH-IMPAIRED

800 842-2755

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9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206

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C114	A10937 (8/11)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audited Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.5%
AUTOMOBILES & COMPONENTS - 1.6%
16,865		Johnson Controls, Inc	$702,596

		TOTAL AUTOMOBILES & COMPONENTS	702,596

CAPITAL GOODS - 10.5%
6,764		Boeing Co	500,063
4,220		Caterpillar, Inc	449,261
7,858		Danaher Corp	416,395
12,145		Emerson Electric Co	683,156
4,448		Goodrich Corp	424,784
7,190		Precision Castparts Corp	1,183,833
5,323		Roper Industries, Inc	443,406
4,967		United Technologies Corp	439,629

		TOTAL CAPITAL GOODS	4,540,527

CONSUMER DURABLES & APPAREL - 3.6%
20,433		Burberry Group plc	475,162
725	*	Fossil, Inc	85,347
5,807		Jarden Corp	200,399
2,237		LVMH Moet Hennessy Louis Vuitton S.A.	401,982
2,620		Nike, Inc (Class B)	235,748
2,230		Tupperware Corp	150,414

		TOTAL CONSUMER DURABLES & APPAREL	1,549,052

CONSUMER SERVICES - 4.0%
1,052	*	Chipotle Mexican Grill, Inc (Class A)	324,216
13,566	*	Las Vegas Sands Corp	572,621
9,827	*	Orient-Express Hotels Ltd (Class A)	105,640
18,828		Starbucks Corp	743,518

		TOTAL CONSUMER SERVICES	1,745,995

DIVERSIFIED FINANCIALS - 3.9%
1,730		BlackRock, Inc	331,832
4,959		Blackstone Group LP	82,121
16,632		Charles Schwab Corp	273,596
1,467		CME Group, Inc	427,763
4,541	*	IntercontinentalExchange, Inc	566,308

		TOTAL DIVERSIFIED FINANCIALS	1,681,620

ENERGY - 7.4%
8,024		Anadarko Petroleum Corp	615,922
10,738		Cenovus Energy, Inc	404,393
4,374	*	Concho Resources, Inc	401,752
8,567		Crescent Point Energy Corp	395,906
6,155		National Oilwell Varco, Inc	481,383
10,252		Schlumberger Ltd	885,772

		TOTAL ENERGY	3,185,128

FOOD & STAPLES RETAILING - 1.5%
7,907		Costco Wholesale Corp	642,365

		TOTAL FOOD & STAPLES RETAILING	642,365

FOOD, BEVERAGE & TOBACCO - 1.0%
14,609		Coca-Cola Enterprises, Inc	426,291

		TOTAL FOOD, BEVERAGE & TOBACCO	426,291

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
7,120	*	Cerner Corp	435,103
3,816	*	Edwards Lifesciences Corp	332,679
10,299	*	Hologic, Inc	207,731
2,320	*	Intuitive Surgical, Inc	863,295

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,838,808

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
7,188		Estee Lauder Cos (Class A)	$756,106

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	756,106

MATERIALS - 6.3%
1,506		Ashland, Inc	97,318
1,106		CF Industries Holdings, Inc	156,687
9,812		Dow Chemical Co	353,232
2,488		Freeport-McMoRan Copper & Gold, Inc (Class B)	131,615
20,261		Monsanto Co	1,469,733
4,366		Walter Energy, Inc	505,583

		TOTAL MATERIALS	2,714,168

MEDIA - 4.6%
48,305		Interpublic Group of Cos, Inc	603,813
17,358		News Corp (Class A)	307,237
27,361		Walt Disney Co	1,068,173

		TOTAL MEDIA	1,979,223

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
6,018	*	Agilent Technologies, Inc	307,580
2,622	*	Alexion Pharmaceuticals, Inc	123,313
11,198		Allergan, Inc	932,234
4,192	*	Biogen Idec, Inc	448,208
4,739	*	Illumina, Inc	356,136
1,005	*	Mettler-Toledo International, Inc	169,513
19,949		Pfizer, Inc	410,949
2,732		Shire plc (ADR)	257,382
2,729		UCB S.A.	122,628
14,278	*	Watson Pharmaceuticals, Inc	981,326

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,109,269

RETAILING - 5.5%
8,916	*	Amazon.com, Inc	1,823,233
1,131	*	NetFlix, Inc	297,102
6,013		Petsmart, Inc	272,810

		TOTAL RETAILING	2,393,145

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
4,285		Avago Technologies Ltd	162,830
1,670	*	First Solar, Inc	220,891
2,819	*	Freescale Semiconductor Holdings Ltd	51,841
22,796	*	ON Semiconductor Corp	238,674

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	674,236

SOFTWARE & SERVICES - 19.4%
6,831		Accenture plc	412,729
14,363	*	Autodesk, Inc	554,412
2,319	*	Baidu, Inc (ADR)	324,961
5,803	*	Check Point Software Technologies	329,901
3,605	*	Citrix Systems, Inc	288,400
3,481	*	Google, Inc (Class A)	1,762,709
24,143	*	Intuit, Inc	1,252,056
1,571		Mercadolibre, Inc	124,643
13,735	*	Nuance Communications, Inc	294,890
31,073		Oracle Corp	1,022,612
18,893	*	Red Hat, Inc	867,189
7,437		Visa, Inc (Class A)	626,642
4,883	*	VMware, Inc (Class A)	489,423

		TOTAL SOFTWARE & SERVICES	8,350,567

TECHNOLOGY HARDWARE & EQUIPMENT - 12.5%
946	*	Acme Packet, Inc	66,343
5,380	*	Apple, Inc	1,805,905
16,144	*	EMC Corp	444,767
1,550	*	F5 Networks, Inc	170,888

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

23,177	*	Juniper Networks, Inc	$730,076
8,349	*	NetApp, Inc	440,660
7,264	*	Polycom, Inc	467,075
18,703		Qualcomm, Inc	1,062,143
14,343		Telefonaktiebolaget Lm Ericsson (ADR)	206,252

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,394,109

TELECOMMUNICATION SERVICES - 1.1%
9,812	*	American Tower Corp (Class A)	513,462

		TOTAL TELECOMMUNICATION SERVICES	513,462

TRANSPORTATION - 0.5%
3,906	*	Kansas City Southern Industries, Inc	231,743

		TOTAL TRANSPORTATION	231,743

		TOTAL COMMON STOCKS (Cost $38,807,521)	43,428,410

		TOTAL INVESTMENTS - 100.5% (Cost $38,807,521)	43,428,410
		OTHER ASSETS & LIABILITIES, NET - (0.5)%	(198,640)

		NET ASSETS - 100.0%	$43,229,770

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 0.4%
4,359	*	Visteon Corp	$298,199

		TOTAL AUTOMOBILES & COMPONENTS	298,199

BANKS - 3.5%
18,761		Fifth Third Bancorp	239,203
5,228	*	First Republic Bank	168,760
9,981		PNC Financial Services Group, Inc	594,967
55,482		Wells Fargo & Co	1,556,825
11,361		Zions Bancorporation	272,778

		TOTAL BANKS	2,832,533

CAPITAL GOODS - 8.7%
3,483		Ametek, Inc	156,386
6,159		Caterpillar, Inc	655,687
7,599		Dover Corp	515,212
9,782		Eaton Corp	503,284
14,032	*	FIAT Industrial S.p.A.	181,232
13,946	*	Gamesa Corp Tecnologica S.A.	112,673
58,176		General Electric Co	1,097,199
8,230		Goodrich Corp	785,965
3,863		Harsco Corp	125,934
15,931		Honeywell International, Inc	949,328
4,353		KBR, Inc	164,065
2,426		L-3 Communications Holdings, Inc	212,154
8,922		Paccar, Inc	455,825
3,403		Precision Castparts Corp	560,304
5,393		Stanley Works	388,566
8,376		Textron, Inc	197,757

		TOTAL CAPITAL GOODS	7,061,571

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
7,951		Accor Services	242,594
3,656		Manpower, Inc	196,144
6,097	*	Stericycle, Inc	543,365

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	982,103

CONSUMER DURABLES & APPAREL - 2.2%
4,920	*	Deckers Outdoor Corp	433,649
24,503		DR Horton, Inc	282,275
2,246	*	Fossil, Inc	264,399
11,953		Jarden Corp	412,498
7,597	*	Prada S.p.A	45,836
4,531	*	Tempur-Pedic International, Inc	307,292

		TOTAL CONSUMER DURABLES & APPAREL	1,745,949

CONSUMER SERVICES - 2.1%
850	*	Chipotle Mexican Grill, Inc (Class A)	261,962
7,409		Darden Restaurants, Inc	368,672
15,651	*	Orient-Express Hotels Ltd (Class A)	168,248
16,456		Starbucks Corp	649,847
2,806		Weight Watchers International, Inc	211,769

		TOTAL CONSUMER SERVICES	1,660,498

DIVERSIFIED FINANCIALS - 7.1%
7,901		American Express Co	408,482
23,617		Blackstone Group LP	391,098
29,897		Citigroup, Inc	1,244,911
2,069		CME Group, Inc	603,300
20,709		Discover Financial Services	553,965

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

14,373	*	E*Trade Financial Corp	$198,347
3,354		Goldman Sachs Group, Inc	446,384
18,022		Invesco Ltd	421,715
17,667		JPMorgan Chase & Co	723,287
8,500		Lazard Ltd (Class A)	315,350
10,903		Moody’s Corp	418,130

		TOTAL DIVERSIFIED FINANCIALS	5,724,969

ENERGY - 11.5%
11,180		Anadarko Petroleum Corp	858,177
7,232		Baker Hughes, Inc	524,754
3,252		BG Group plc	73,840
7,671		Cenovus Energy, Inc	288,890
3,853		Chevron Corp	396,243
2,478	*	Concho Resources, Inc	227,604
18,545		El Paso Corp	374,609
6,553		Ensco International plc (ADR)	349,275
37,793		Exxon Mobil Corp	3,075,593
16,776		Halliburton Co	855,576
10,034		Marathon Oil Corp	528,591
9,984		Occidental Petroleum Corp	1,038,735
4,790		Petroleo Brasileiro S.A. (ADR)	162,189
1,651		Saipem S.p.A.	85,258
3,788		Suncor Energy, Inc (NY)	148,111
9,019		Valero Energy Corp	230,616

		TOTAL ENERGY	9,218,061

FOOD & STAPLES RETAILING - 1.1%
6,270		Costco Wholesale Corp	509,375
6,574		Whole Foods Market, Inc	417,120

		TOTAL FOOD & STAPLES RETAILING	926,495

FOOD, BEVERAGE & TOBACCO - 6.8%
24,475		Coca-Cola Co	1,646,923
8,329		Coca-Cola Enterprises, Inc	243,040

6,021		Corn Products International, Inc	332,841
5,539		Groupe Danone	413,503
5,483	*	Hansen Natural Corp	443,849
7,202		Hershey Co	409,434
5,610		Lorillard, Inc	610,761
19,715		Philip Morris International, Inc	1,316,370
1,464		Remy Cointreau S.A.	123,136

		TOTAL FOOD, BEVERAGE & TOBACCO	5,539,857

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
13,936		Cardinal Health, Inc	632,973
6,786	*	Cerner Corp	414,692
2,427		Cooper Cos, Inc	192,315
11,836	*	Coventry Health Care, Inc	431,659
3,164	*	Edwards Lifesciences Corp	275,838
6,500	*	HCA Holdings, Inc	214,500
14,986	*	Hologic, Inc	302,268
7,369		Humana, Inc	593,499

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,057,744

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
5,462		Estee Lauder Cos (Class A)	574,548
3,536		Herbalife Ltd	203,815
16,664		Procter & Gamble Co	1,059,330

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,837,693

INSURANCE - 2.3%
12,247		ACE Ltd	806,098
13,965		Prudential Financial, Inc	888,034
2,238		RenaissanceRe Holdings Ltd	156,548

		TOTAL INSURANCE	1,850,680

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MATERIALS - 4.4%
3,037		Agrium, Inc	$266,527
6,443		Barrick Gold Corp	291,803
1,583		CF Industries Holdings, Inc	224,264
8,818		Christian Hansen Holding	209,523
7,854		Dow Chemical Co	282,744
13,274		Du Pont (E.I.) de Nemours & Co	717,459
4,013		Eastman Chemical Co	409,607
14,143		Huntsman Corp	266,596
18,548	*	Louisiana-Pacific Corp	150,981
7,320		Monsanto Co	530,993
1,617		Walter Energy, Inc	187,249

		TOTAL MATERIALS	3,537,746

MEDIA - 3.4%
6,765		Cablevision Systems Corp (Class A)	244,961
13,271		CBS Corp (Class B)	378,091
25,897		Comcast Corp (Class A)	656,230
15,677		Viacom, Inc (Class B)	799,526

17,139		Walt Disney Co	669,107

		TOTAL MEDIA	2,747,915

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
4,965		Allergan, Inc	413,336
11,161		Biovail Corp	579,926
23,446		Bristol-Myers Squibb Co	678,996
8,262	*	Gilead Sciences, Inc	342,129
5,727	*	Human Genome Sciences, Inc	140,541
6,430		Johnson & Johnson	427,724
2,123	*	Mettler-Toledo International, Inc	358,086
21,709	*	Mylan Laboratories, Inc	535,561
82,111		Pfizer, Inc	1,691,486
3,251	*	Pharmasset, Inc	364,762
4,062		Sanofi-Aventis	326,750
10,300		Shire Ltd	322,047
3,469		UCB S.A.	155,880
5,437	*	United Therapeutics Corp	299,579
16,559		Warner Chilcott plc	399,569
11,512	*	Watson Pharmaceuticals, Inc	791,219

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,827,591

RETAILING - 3.5%
2,829		Abercrombie & Fitch Co (Class A)	189,317
1,665	*	Amazon.com, Inc	340,475
14,010		Foot Locker, Inc	332,878
8,479	*	GameStop Corp (Class A)	226,135
21,644		Home Depot, Inc	783,945
248	*	HomeAway, Inc	9,598
69	*	L’ Occitane International S.A.	185
15,596		Macy’s, Inc	456,027
3,641		Tiffany & Co	285,891
3,235		Tractor Supply Co	216,357

		TOTAL RETAILING	2,840,808

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
33,856		ARM Holdings plc	318,369
7,957		Avago Technologies Ltd	302,366
40,172		Intel Corp	890,211
32,110	*	Micron Technology, Inc	240,183
23,840	*	ON Semiconductor Corp	249,605

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,000,734

SOFTWARE & SERVICES - 8.4%
5,531		Accenture plc	334,183
9,287	*	Amdocs Ltd	282,232
5,266	*	BMC Software, Inc	288,050
8,319	*	Electronic Arts, Inc	196,328

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

2,289	*	Google, Inc (Class A)	$1,159,104
3,774		International Business Machines Corp	647,430
3,139	*	Micros Systems, Inc	156,040
24,072		Microsoft Corp	625,872
1,013	*	MicroStrategy, Inc (Class A)	164,795
33,765		Oracle Corp	1,111,206
3,860	*	Quest Software, Inc	87,738
36,050	*	Symantec Corp	710,906
4,300		Tencent Holdings Ltd	117,357
6,720	*	Teradata Corp	404,544
4,923	*	VeriFone Systems, Inc	218,335
2,046	*	VMware, Inc (Class A)	205,071

		TOTAL SOFTWARE & SERVICES	6,709,191

TECHNOLOGY HARDWARE & EQUIPMENT - 7.2%
7,479	*	Apple, Inc	2,510,476
29,428		Cisco Systems, Inc	459,371
13,220	*	EMC Corp	364,211
7,850		Hewlett-Packard Co	285,740
29,718	*	JDS Uniphase Corp	495,102
5,003	*	Polycom, Inc	321,693
21,410		Qualcomm, Inc	1,215,874
4,597	*	Western Digital Corp	167,239

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,819,706

TELECOMMUNICATION SERVICES - 3.4%
8,124	*	American Tower Corp (Class A)	425,129
13,990		CenturyTel, Inc	565,616
63,006	*	Level 3 Communications, Inc	153,735
6,638	*	MetroPCS Communications, Inc	114,240
45,564	*	Sprint Nextel Corp	245,590
32,277		Verizon Communications, Inc	1,201,672

		TOTAL TELECOMMUNICATION SERVICES	2,705,982

TRANSPORTATION - 2.6%
6,067		Con-Way, Inc	235,460
45,307	*	JetBlue Airways Corp	276,373
9,085	*	Kansas City Southern Industries, Inc	539,013
14,829		United Parcel Service, Inc (Class B)	1,081,479

		TOTAL TRANSPORTATION	2,132,325

UTILITIES - 1.2%
4,227		American Electric Power Co, Inc	159,273
2,934		ITC Holdings Corp	210,573
22,925		NV Energy, Inc	351,899
8,820		PPL Corp	245,461

		TOTAL UTILITIES	967,206

		TOTAL COMMON STOCKS (Cost $71,272,102)	80,025,556

		TOTAL INVESTMENTS - 99.3% (Cost $71,272,102)	80,025,556
		OTHER ASSETS & LIABILITIES, NET - 0.7%	583,210

		NET ASSETS - 100.0%	$80,608,766

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%
CHINA - 5.0%
4,521,000		Agricultural Bank of China	$2,387,206
329,432		Asian Citrus Holdings Ltd	300,100
1,415,614		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	2,710,491

		TOTAL CHINA	5,397,797

FINLAND - 0.6%
24,299		Fortum Oyj	704,556

		TOTAL FINLAND	704,556

FRANCE - 2.4%
27,813		BNP Paribas	2,144,631
11,722		Peugeot S.A.	525,864
384		Societe Generale	22,743

		TOTAL FRANCE	2,693,238

GERMANY - 25.1%
110,013		Bayer AG.	8,835,864
83,334		Henkel KGaA (Preference)	5,794,891
97,182		Lanxess AG.	7,971,700
20,851		Rheinmetall AG.	1,844,533
60,089		ThyssenKrupp AG.	3,122,082

		TOTAL GERMANY	27,569,070

HONG KONG - 2.3%
1,069,282		Li & Fung Ltd	2,137,162
426,000		Trinity Ltd	430,259

		TOTAL HONG KONG	2,567,421

INDIA - 4.1%
77,892		HDFC Bank Ltd	4,399,634

		TOTAL INDIA	4,399,634

IRELAND - 0.5%
50,325	*	Smurfit Kappa Group plc	599,886

		TOTAL IRELAND	599,886

ITALY - 0.4%
9,197		Saipem S.p.A.	474,936

		TOTAL ITALY	474,936

JAPAN - 14.6%
41,000		Aeon Credit Service Co Ltd	561,572
2,270		Canon, Inc	107,975
500		Daikin Industries Ltd	17,723
1,172		Denso Corp	43,590
850	*	Fanuc Ltd	142,140
269,000		Hitachi Ltd	1,596,515
47,800		JTEKT Corp	704,323
3,803		Kao Corp	99,997
3,080		Komatsu Ltd	96,167
3,243		Mitsubishi Corp	81,003
23,016		Mitsubishi Electric Corp	267,356
139,000		Mitsubishi Heavy Industries Ltd	653,609
122,653		Mitsubishi UFJ Financial Group, Inc	597,729
5,960		Mitsubishi UFJ Lease & Finance Co Ltd	230,658
7,000		Mitsui Trust Holdings, Inc	24,365
14,000		Nippon Electric Glass Co Ltd	179,636
850		Nitto Denko Corp	43,189
2,850	*	NOK Corp	48,842
6,253	*	Nomura Holdings, Inc	30,857

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

119,000		NTN Corp	$677,901
2,472	*	ORIX Corp	240,456
66,800		Shin-Etsu Chemical Co Ltd	3,580,596
2,750	*	Sony Corp	72,559
7,350		Sumitomo Corp	99,991
3,200		Sumitomo Metal Mining Co Ltd	52,574
3,000		Suruga Bank Ltd	26,155
591,000		Teijin Ltd	2,605,026
4,800		United Arrows Ltd	101,453
64,900		Ushio, Inc	1,283,222
23,540		Yamada Denki Co Ltd	1,918,028

		TOTAL JAPAN	16,185,207

MACAU - 5.0%
2,022,609	*	Sands China Ltd	5,482,379

		TOTAL MACAU	5,482,379

NETHERLANDS - 0.1%
1,711		Royal Dutch Shell plc (A Shares)	60,883

		TOTAL NETHERLANDS	60,883

SWEDEN - 6.0%
76,428		Assa Abloy AB (Class B)	2,054,250
156,641		SKF AB (B Shares)	4,535,495

		TOTAL SWEDEN	6,589,745

SWITZERLAND - 15.6%
75,155		Adecco S.A.	4,823,849
4,653		Burckhardt Compression Holding AG.	1,417,518
185,256	*	Clariant AG.	3,544,206
7,121		Credit Suisse Group	277,521
2,043		Givaudan S.A.	2,161,221
34,268		Tecan Group AG.	2,868,242
110,365	*	UBS AG. (Switzerland)	2,014,113

		TOTAL SWITZERLAND	17,106,670

TAIWAN - 2.0%
327,000		Formosa Plastics Corp	1,181,746
30,000		High Tech Computer Corp	1,014,337

		TOTAL TAIWAN	2,196,083

UNITED KINGDOM - 16.1%
478,884		ICAP plc	3,632,020
37,050		Pearson plc	700,884
138,974		Reckitt Benckiser Group plc	7,675,820
265,793		Smiths Group plc	5,126,931
32,485		Tullow Oil plc	646,910

		TOTAL UNITED KINGDOM	17,782,565

		TOTAL COMMON STOCKS (Cost $99,867,611)	109,810,070

		TOTAL INVESTMENTS - 99.8% (Cost $99,867,611)	109,810,070
		OTHER ASSETS & LIABILITIES, NET - 0.2%	257,257

		NET ASSETS - 100.0%	$110,067,327

*	Non-income producing.

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (Unaudited)

June 30, 2011

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$26,536,502	24.1%
MATERIALS	24,862,226	22.6
FINANCIALS	16,589,660	15.1
CONSUMER STAPLES	13,870,808	12.6
HEALTH CARE	11,704,106	10.6
CONSUMER DISCRETIONARY	11,461,020	10.4
INFORMATION TECHNOLOGY	2,898,463	2.6
ENERGY	1,182,729	1.1
UTILITIES	704,556	0.7
OTHER ASSETS & LIABILITIES, NET	257,257	0.2

NET ASSETS	$110,067,327	100.0%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 101.1%
AUTOMOBILES & COMPONENTS - 1.3%
44,244	*	American Axle & Manufacturing Holdings, Inc	$503,497
12,174	*	Ford Motor Co	167,879
3,747	*	Visteon Corp	256,332

		TOTAL AUTOMOBILES & COMPONENTS	927,708

BANKS - 6.1%
13,863		Fifth Third Bancorp	176,753
48,048		Huntington Bancshares, Inc	315,195
4,781	*	MGIC Investment Corp	28,447
4,152		PNC Financial Services Group, Inc	247,501
10,023		SunTrust Banks, Inc	258,593
33,776		US Bancorp	861,626
70,924		Wells Fargo & Co	1,990,127
11,051		Zions Bancorporation	265,335

		TOTAL BANKS	4,143,577

CAPITAL GOODS - 9.1%
11,497		Boeing Co	849,974
16,389		CAE, Inc	221,080
10,682		Danaher Corp	566,039
31,263	*	FIAT Industrial S.p.A.	403,781
82,420		General Electric Co	1,554,441
9,164		Harsco Corp	298,746
7,929		Honeywell International, Inc	472,489
4,294		L-3 Communications Holdings, Inc	375,510
37,531		Masco Corp	451,498
4,114		SPX Corp	340,063
12,954		Textron, Inc	305,844
24,452	*	USG Corp	350,642

		TOTAL CAPITAL GOODS	6,190,107

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
9,549		Accor Services	291,351
18,617		Republic Services, Inc	574,334

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	865,685

CONSUMER DURABLES & APPAREL - 2.2%
9,190		Jarden Corp	317,147
12,630		Newell Rubbermaid, Inc	199,301
123,727	*	Pulte Homes, Inc	947,749

		TOTAL CONSUMER DURABLES & APPAREL	1,464,197

CONSUMER SERVICES - 2.0%
8,310	*	Las Vegas Sands Corp	350,764
4,913		Marriott International, Inc (Class A)	174,362
28,186	*	Orient-Express Hotels Ltd (Class A)	303,000
2,467		Sotheby’s (Class A)	107,315
3,973	*	WMS Industries, Inc	122,051
71,600		Wynn Macau Ltd	234,473

		TOTAL CONSUMER SERVICES	1,291,965

DIVERSIFIED FINANCIALS - 9.5%
10,682		Apollo Management LP	183,730
121,577		Bank of America Corp	1,332,484
5,386		Bank of New York Mellon Corp	137,989
1,024		BlackRock, Inc	196,413
23,662		Blackstone Group LP	391,843
42,387		Citigroup, Inc	1,764,995
453		CME Group, Inc	132,090

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

10,348		Discover Financial Services	$276,809
13,634	*	E*Trade Financial Corp	188,149
3,273		Goldman Sachs Group, Inc	435,605
15,147		JPMorgan Chase & Co	620,118
13,740		Morgan Stanley	316,157
2,180	*	ORIX Corp	212,053
4,547		State Street Corp	205,024

		TOTAL DIVERSIFIED FINANCIALS	6,393,459

ENERGY - 11.3%
6,215		Anadarko Petroleum Corp	477,063
2,067		Apache Corp	255,047
1,933		Baker Hughes, Inc	140,258
2,828		Cabot Oil & Gas Corp	187,525
8,289		Cenovus Energy, Inc	312,164
815		Chesapeake Energy Corp	24,197
12,682		Chevron Corp	1,304,216
24,415	*	Cobalt International Energy, Inc	332,776
2,292	*	Concho Resources, Inc	210,520
3,603		ConocoPhillips	270,910
5,803	*,g,m	Crescent Point Energy Corp 144A	268,173
1,428	*	Devon Energy Corp	112,541
11,261		El Paso Corp	227,472
11,387		Ensco International plc (ADR)	606,927
1,782		Exxon Mobil Corp	145,019
8,353		Marathon Oil Corp	440,036
8,311		Occidental Petroleum Corp	864,676
1,821		Questar Market Resources, Inc	76,172
117		Southern Union Co	4,698
2,429	*	Southwestern Energy Co	104,156
332		Spectra Energy Corp	9,100
8,606		Suncor Energy, Inc (NY)	336,495
34,916	*	Weatherford International Ltd	654,676
6,938		Williams Cos, Inc	209,875

		TOTAL ENERGY	7,574,692

FOOD & STAPLES RETAILING - 1.4%
24,192		CVS Corp	909,135

		TOTAL FOOD & STAPLES RETAILING	909,135

FOOD, BEVERAGE & TOBACCO - 3.4%
19,337		Kraft Foods, Inc (Class A)	681,243
1,274		Lorillard, Inc	138,700
17,917		PepsiCo, Inc	1,261,894
2,802		Remy Cointreau S.A.	235,675

		TOTAL FOOD, BEVERAGE & TOBACCO	2,317,512

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
4,299		Aetna, Inc	189,543
54,679	*	Boston Scientific Corp	377,832
5,728	*	CareFusion Corp	155,630
9,980	*	HCA Holdings, Inc	329,340
28,407	*	Hologic, Inc	572,969
1,593		Quest Diagnostics, Inc	94,146
15,281		UnitedHealth Group, Inc	788,194

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,507,654

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
23,894		Procter & Gamble Co	1,518,942

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,518,942

INSURANCE - 6.5%
6,219		ACE Ltd	409,335
5,096		Aflac, Inc	237,881
14,890		Allstate Corp	454,592
4,929		Axis Capital Holdings Ltd	152,602
3,971		Chubb Corp	248,624

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

2,238		Everest Re Group Ltd	$182,957
7,354	*	Genworth Financial, Inc (Class A)	75,599
5,495		Lincoln National Corp	156,553
6,544		Marsh & McLennan Cos, Inc	204,107
2,061		Max Capital Group Ltd	45,960
27,469		Metlife, Inc	1,205,064
1,943		PartnerRe Ltd	133,776
11,676		Prudential Financial, Inc	742,477
2,234		RenaissanceRe Holdings Ltd	156,268

		TOTAL INSURANCE	4,405,795

MATERIALS - 2.7%
1,769		Akzo Nobel NV	111,767
3,096		Ashland, Inc	200,064
10,236		Dow Chemical Co	368,495
9,134	*	Ferro Corp	122,761
10,214	*	Georgia Gulf Corp	246,566
9,531		PolyOne Corp	147,445
6,121		Sonoco Products Co	217,540
12,000		Teijin Ltd	52,894
3,116		Walter Energy, Inc	360,833

		TOTAL MATERIALS	1,828,365

MEDIA - 1.6%
3,753		DISH Network Corp (Class A)	115,105
11,903		News Corp (Class A)	210,683
19,351		Walt Disney Co	755,463

		TOTAL MEDIA	1,081,251

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
6,994	*	Amgen, Inc	408,101
76,036	*	Biovitrum AB	300,940
16,480		Johnson & Johnson	1,096,250
2,830		Lonza Group AG.	221,711
15,461		Merck & Co, Inc	545,619
10,046	*	Mylan Laboratories, Inc	247,835
107,275		Pfizer, Inc	2,209,865
10,338	*	Vanda Pharmaceuticals, Inc	73,813
12,448		Warner Chilcott plc	300,370
11,184	*	Watson Pharmaceuticals, Inc	768,676

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,173,180

REAL ESTATE - 2.0%
323		Boston Properties, Inc	34,290
40,888		Chimera Investment Corp	141,472
3,969		General Growth Properties, Inc	66,243
15,265		Kimco Realty Corp	284,539
2,313		Rayonier, Inc	151,155
644		Regency Centers Corp	28,317
297		Simon Property Group, Inc	34,520
2,203		SL Green Realty Corp	182,562
5,587		Starwood Property Trust, Inc	114,589
8,000		Sumitomo Realty & Development Co Ltd	178,797
46,707	*	Unitech Corporate Parks plc	16,492
648		Vornado Realty Trust	60,381

		TOTAL REAL ESTATE	1,293,357

RETAILING - 2.0%
6,443		Kohl’s Corp	322,215
20,818		Lowe’s Cos, Inc	485,268
5,969	*	Talbots, Inc	19,936
6,376		Target Corp	299,098
7,988	*	Urban Outfitters, Inc	224,862

		TOTAL RETAILING	1,351,379

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
10,984	*	Freescale Semiconductor Holdings Ltd	201,996

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

29,609		Intel Corp	$656,135
29,567	*	Micron Technology, Inc	221,161
36,481	*	RF Micro Devices, Inc	223,264
464,266		Solomon Systech International Ltd	22,706
7,440	*	Spansion, Inc	143,369

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,468,631

SOFTWARE & SERVICES - 4.1%
2,156	*	Alliance Data Systems Corp	202,815
50,628	*	AOL, Inc	1,005,473
3,459		DST Systems, Inc	182,635
19,304	*	eBay, Inc	622,940
38	*	LinkedIn Corp	3,423
13,848		Microsoft Corp	360,048
2,613		Visa, Inc (Class A)	220,172
13,855	*	Yahoo!, Inc	208,379

		TOTAL SOFTWARE & SERVICES	2,805,885

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
12,803	*	AU Optronics Corp (ADR)	88,085
3,649	*	Ciena Corp	67,069
58,051		Cisco Systems, Inc	906,176
17,257		Corning, Inc	313,214
22,156		Hewlett-Packard Co	806,478
15,000		Hitachi Ltd	89,025
5,038	*	JDS Uniphase Corp	83,933
2,727	*	Motorola Mobility Holdings, Inc	60,103
3,116	*	Motorola, Inc	143,461
43		Qualcomm, Inc	2,442
12,506		Seagate Technology, Inc	202,097
30,821	*	Smart Technologies, Inc (Class A)	175,680
41,842		Xerox Corp	435,575

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,373,338

TELECOMMUNICATION SERVICES - 5.3%
37,480		AT&T, Inc	1,177,246
16,441		CenturyTel, Inc	664,710
6,604		Frontier Communications Corp	53,294
70,104	*	Level 3 Communications, Inc	171,054
98,789	*	Sprint Nextel Corp	532,473
25,291		Verizon Communications, Inc	941,584

		TOTAL TELECOMMUNICATION SERVICES	3,540,361

TRANSPORTATION - 1.3%
6,284		Con-Way, Inc	243,882
23,850	*	Swift Transportation Co, Inc	323,168
16,570		UTI Worldwide, Inc	326,263

		TOTAL TRANSPORTATION	893,313

UTILITIES - 5.6%
3,591		American Electric Power Co, Inc	135,309
17,648		Centerpoint Energy, Inc	341,489
11,075		Constellation Energy Group, Inc	420,407
715		Entergy Corp	48,820
5,464		FirstEnergy Corp	241,236
3,982		NextEra Energy, Inc	228,806
8,860		NV Energy, Inc	136,001
4,995		PG&E Corp	209,940
12,545		PPL Corp	349,127
20,617		Public Service Enterprise Group, Inc	672,939
169,185	*	RRI Energy, Inc	653,054
1,355		Sempra Energy	71,652
5,230		Utilities Select Sector SPDR F	175,100
1,990		Xcel Energy, Inc	48,357

		TOTAL UTILITIES	3,732,237

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES	COMPANY	VALUE

	TOTAL COMMON STOCKS (Cost $64,820,921)	$68,051,725

	TOTAL INVESTMENTS - 101.1% (Cost $64,820,921)	68,051,725
	OTHER ASSETS & LIABILITIES, NET - (1.1)%	(717,664)

	NET ASSETS - 100.0%	$67,334,061

Abbreviation(s):

ADR      American Depositary Receipt

SPDR    Standard & Poor’s Depository Receipts

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $268,173 or 0.4% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.8%
11,200	*	American Axle & Manufacturing Holdings, Inc	$127,456
13,361		Cooper Tire & Rubber Co	264,414
21,489	*	Dana Holding Corp	393,248
11,281	*	Exide Technologies	86,187
4,682		Standard Motor Products, Inc	71,307
4,926		Superior Industries International, Inc	108,914
4,094	*	Tower International, Inc	72,423

		TOTAL AUTOMOBILES & COMPONENTS	1,123,949

BANKS - 6.0%
1,090		1st Source Corp	22,607
12,746		Astoria Financial Corp	163,022
1,420		Berkshire Hills Bancorp, Inc	31,794
9,394		Brookline Bancorp, Inc	87,082
580		Century Bancorp, Inc	15,347
2,200		Chemical Financial Corp	41,272
800		City Holding Co	26,424
5,757		Columbia Banking System, Inc	99,136
1,792		Community Bank System, Inc	44,424
1,644		CVB Financial Corp	15,207
3,160		Dime Community Bancshares	45,946
10,712		East West Bancorp, Inc	216,490
670	*	First Defiance Financial Corp	9,842
8,515		First Financial Bancorp	142,115
3,412		First Financial Bankshares, Inc	117,543
1,500		First Interstate Bancsystem, Inc	22,110
670		First Merchants Corp	5,990
11,031		FirstMerit Corp	182,122
11,430		FNB Corp	118,301
4,041		Hancock Holding Co	125,190
790		IBERIABANK Corp	45,536
302		Independent Bank Corp	7,928
5,343		International Bancshares Corp	89,388
1,095		Lakeland Bancorp, Inc	10,928
1,423		MainSource Financial Group, Inc	11,811
4,643		National Penn Bancshares, Inc	36,819
2,912		NBT Bancorp, Inc	64,443
12,461		Northwest Bancshares, Inc	156,760
1,900		Oritani Financial Corp	24,301
6,200		PrivateBancorp, Inc	85,560
5,032		Prosperity Bancshares, Inc	220,501
10,548		Provident Financial Services, Inc	151,047
861		Republic Bancorp, Inc (Class A)	17,134
441		SCBT Financial Corp	12,648
959	*	Signature Bank	54,855
1,640		Simmons First National Corp (Class A)	42,082
1,117		Sterling Bancorp	10,600
1,660	*	Sun Bancorp, Inc	6,059
1,331		Susquehanna Bancshares, Inc	10,648
6,454	*	SVB Financial Group	385,367
1,730	*	The Bancorp, Inc	18,079
1,110		Trico Bancshares	16,206
600		Trustmark Corp	14,046
5,185		UMB Financial Corp	217,147
13,600		Umpqua Holdings Corp	157,352
610		Union Bankshares Corp	7,430
1,100		United Bankshares, Inc	26,928
2,182		United Financial Bancorp, Inc	33,668

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,340		Webster Financial Corp	$133,267
610		WesBanco, Inc	11,993
9,508	*	Western Alliance Bancorp	67,507
5,615		Wintrust Financial Corp	180,691

		TOTAL BANKS	3,860,693

CAPITAL GOODS - 8.6%
740		A.O. Smith Corp	31,302
2,332		AAR Corp	63,174
7,480		Actuant Corp (Class A)	200,688
1,860		Alamo Group, Inc	44,082
3,820	*	Altra Holdings, Inc	91,642
2,136		Ampco-Pittsburgh Corp	50,089
8,057		Applied Industrial Technologies, Inc	286,910
3,073	*	Astec Industries, Inc	113,640
9,327		Barnes Group, Inc	231,403
5,311	*	Beacon Roofing Supply, Inc	121,197
2,000		Belden CDT, Inc	69,720
5,583	*	Blount International, Inc	97,535
2,695		Briggs & Stratton Corp	53,523
2,352		Cascade Corp	111,885
2,550	*	Ceradyne, Inc	99,425
2,021		Cubic Corp	103,051
8,616		Curtiss-Wright Corp	278,900
2,063		Ducommun, Inc	42,436
1,700	*	DXP Enterprises, Inc	43,095
10,610	*	EMCOR Group, Inc	310,979
1,270	*	EnerSys	43,713
6,162	*	EnPro Industries, Inc	296,208
18,864	*	Force Protection, Inc	93,660
2,500		Franklin Electric Co, Inc	117,375
12,165	*	GenCorp, Inc	78,099
8,589		Great Lakes Dredge & Dock Corp	47,927
5,323		Heico Corp	291,381
3,595	*	Kadant, Inc	113,278
2,156		Kaman Corp	76,473
2,710	*	Layne Christensen Co	82,221
1,470		LB Foster Co (Class A)	48,378
8,000	*	Mastec, Inc	157,760
6,928		Mueller Industries, Inc	262,640
1,200	*	MYR Group, Inc	28,080
1,621		Nacco Industries, Inc (Class A)	156,945
1,700	*	NCI Building Systems, Inc	19,363
2,270	*	Powell Industries, Inc	82,855
1,200		Primoris Services Corp	15,480
12,473		Quanex Building Products Corp	204,432
51		Seaboard Corp	123,318
3,230		Snap-On, Inc	201,810
2,494		Standex International Corp	76,491
3,695	*	Sterling Construction Co, Inc	50,880
3,000		Triumph Group, Inc	298,739
882		Watsco, Inc	59,967
900		Watts Water Technologies, Inc (Class A)	31,869
910		Woodward Governor Co	31,723

		TOTAL CAPITAL GOODS	5,535,741

COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
6,091	*	Acacia Research (Acacia Technologies)	223,479
5,016		Administaff, Inc	148,524
1,996	*	Advisory Board Co	115,528
10,957		Brink’s Co	326,846
2,750	*	Consolidated Graphics, Inc	151,113
3,891		Corporate Executive Board Co	169,842
3,300	*	EnerNOC, Inc	51,942
1,694	*	Exponent, Inc	73,706
17,884		Steelcase, Inc (Class A)	203,699

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,471	*	SYKES Enterprises, Inc	$139,321
5,766	*	Tetra Tech, Inc	129,735
7,323	*	TrueBlue, Inc	106,037
635		VSE Corp	15,812

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,855,584

CONSUMER DURABLES & APPAREL - 3.0%
2,800		American Greetings Corp (Class A)	67,312
3,866	*	Arctic Cat, Inc	51,920
5,000	*	Ascena Retail Group, Inc	170,250
1,636		Blyth, Inc	82,373
6,010		Brunswick Corp	122,604
12,567	*	CROCS, Inc	323,600
684	*	Deckers Outdoor Corp	60,288
25,670	*	Eastman Kodak Co	91,899
3,581	*	Helen of Troy Ltd	123,652
5,057	*	iRobot Corp	178,461
6,167	*	Jakks Pacific, Inc	113,534
3,207	*	Kenneth Cole Productions, Inc (Class A)	40,055
510		Polaris Industries, Inc	56,697
2,100		Pool Corp	62,601
11,300	*	Quiksilver, Inc	53,110
1,800		Sturm Ruger & Co, Inc	39,510
466	*	Timberland Co (Class A)	20,024
5,540	*	True Religion Apparel, Inc	161,103
1,779	*	Warnaco Group, Inc	92,953

		TOTAL CONSUMER DURABLES & APPAREL	1,911,946

CONSUMER SERVICES - 3.5%
2,013	*	American Public Education, Inc	89,599
5,061		Ameristar Casinos, Inc	119,996
4,900	*	Bridgepoint Education, Inc	122,500
3,260	*	Buffalo Wild Wings, Inc	216,171
5,657	*	California Pizza Kitchen, Inc	104,485
1,265	*	Capella Education Co	52,940
1,430		CBRL Group, Inc	70,513
2,818		CEC Entertainment, Inc	113,030
9,736	*	Cheesecake Factory	305,417
3,700	*	Coinstar, Inc	201,798
3,260	*	Papa John’s International, Inc	108,428
6,948		PF Chang’s China Bistro, Inc	279,588
1,000	*	Pinnacle Entertainment, Inc	14,900
4,660		Sotheby’s (Class A)	202,710
93	*	Steak N Shake Co	36,368
5,400		Texas Roadhouse, Inc (Class A)	94,689
5,225		Universal Technical Institute, Inc	103,298

		TOTAL CONSUMER SERVICES	2,236,430

DIVERSIFIED FINANCIALS - 2.5%
19,700	*	American Capital Ltd	195,620
10,420		BGC Partners, Inc (Class A)	80,547
4,024		Calamos Asset Management, Inc (Class A)	58,428
4,371		Cash America International, Inc	252,950
6,154	*	Dollar Financial Corp	133,234
200	*	DVI, Inc	0
5,539	*	E*Trade Financial Corp	76,438
4,258		Evercore Partners, Inc (Class A)	141,877
1,000		GAMCO Investors, Inc (Class A)	46,290
2,000		Hercules Technology Growth Capital, Inc	21,040
4,400	*	Investment Technology Group, Inc	61,688
5,338		Nelnet, Inc (Class A)	117,756
2,000	*	New Mountain Finance Corp	25,400
5,205	*	PHH Corp	106,807
2,733	*	Piper Jaffray Cos	78,738
2,700		Solar Capital Ltd	66,663
3,595		Triangle Capital Corp	66,364

		TOTAL DIVERSIFIED FINANCIALS	1,529,840

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 7.2%
11,637		Alon USA Energy, Inc	$131,149
10,963	*	Basic Energy Services, Inc	345,006
1,329		Berry Petroleum Co (Class A)	70,610
6,600	*	Bill Barrett Corp	305,910
12,100	*	Callon Petroleum Co	84,942
1,604	*	Complete Production Services, Inc	53,509
3,100	*	CVR Energy, Inc	76,322
1,470	*	Dawson Geophysical Co	50,201
6,907		Delek US Holdings, Inc	108,440
7,311	*	Energy Partners Ltd	108,276
9,046	*	Energy XXI Bermuda Ltd	300,508
5,868	*	Green Plains Renewable Energy, Inc	63,316
26,650	*	ION Geophysical Corp	252,109
6,098	*	James River Coal Co	126,960
16,700	*	Key Energy Services, Inc	300,600
2,300	*	Mitcham Industries, Inc	39,790
32,190	*	Newpark Resources, Inc	291,963
918	*	OYO Geospace Corp	91,800
20,289	*	Pioneer Drilling Co	309,204
5,700	*	Resolute Energy Corp	92,112
11,276	*	Stone Energy Corp	342,677
5,500	*	Swift Energy Co	204,985
3,356		Targa Resources Investments, Inc	112,292
2,408	*	Tesco Corp	46,739
16,129	*	Vaalco Energy, Inc	97,097
9,500		W&T Offshore, Inc	248,140
7,600	*	Western Refining, Inc	137,332
632	*	Westmoreland Coal Co	11,218
6,940		World Fuel Services Corp	249,354

		TOTAL ENERGY	4,652,561

FOOD & STAPLES RETAILING - 1.7%
2,185		Andersons, Inc	92,316
400		Nash Finch Co	14,324
6,273	*	Pantry, Inc	117,870
50,400	*	Rite Aid Corp	67,032
8,141		Ruddick Corp	354,460
700		Spartan Stores, Inc	13,671
4,320	*	United Natural Foods, Inc	184,334
510		Village Super Market (Class A)	14,132
2,058		Weis Markets, Inc	83,822
16,700	*	Winn-Dixie Stores, Inc	141,115

		TOTAL FOOD & STAPLES RETAILING	1,083,076

FOOD, BEVERAGE & TOBACCO - 0.8%
9,791	*	Alliance One International, Inc	31,625
1,100		Cal-Maine Foods, Inc	35,156
12,873	*	Chiquita Brands International, Inc	167,606
300		Coca-Cola Bottling Co Consolidated	20,298
3,915	*	Darling International, Inc	69,296
1,424		J&J Snack Foods Corp	70,986
6,400	*	Omega Protein Corp	88,320
1,600		Universal Corp	60,272

		TOTAL FOOD, BEVERAGE & TOBACCO	543,559

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
10,208	*	Align Technology, Inc	232,742
2,977	*	Almost Family, Inc	81,570
6,808	*	Amedisys, Inc	181,297
300		Analogic Corp	15,777
4,275	*	Arthrocare Corp	143,084
3,919		Cantel Medical Corp	105,460
1,004	*	Catalyst Health Solutions, Inc	56,043
800	*	Conmed Corp	22,784
9,872	*	Continucare Corp	61,009
429	*	Cynosure, Inc (Class A)	5,191

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,478	*	DynaVox, Inc	$26,433
800		Ensign Group, Inc	24,312
9,941	*	Five Star Quality Care, Inc	57,757
5,653	*	Greatbatch, Inc	151,613
1,899	*	ICU Medical, Inc	82,986
10,350	*	Immucor, Inc	211,347
7,964		Invacare Corp	264,326
2,153	*	Kensey Nash Corp	54,320
11,978	*	Kindred Healthcare, Inc	257,168
1,099	*	Magellan Health Services, Inc	60,159
6,788	*	Medidata Solutions, Inc	162,029
12,097	*	Molina Healthcare, Inc	328,071
2,250	*	MWI Veterinary Supply, Inc	181,733
12,055	*	NxStage Medical, Inc	250,986
6,152	*	Omnicell, Inc	95,910
5,566	*	OraSure Technologies, Inc	47,478
2,309	*	Orthofix International NV	98,063
6,533		Owens & Minor, Inc	225,323
1,917	*	Providence Service Corp	24,250
1,300	*	Quidel Corp	19,695
1,064	*	Sirona Dental Systems, Inc	56,498
2,774	*	SonoSite, Inc	97,562
3,400		STERIS Corp	118,932
10,227	*	Team Health Holdings, Inc	230,210
2,391	*	Triple-S Management Corp (Class B)	51,956
8,200	*	WellCare Health Plans, Inc	421,562
7,635	*	Wright Medical Group, Inc	114,525

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,620,161

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
3,528	*	Central Garden and Pet Co (Class A)	35,809
2,800	*	Elizabeth Arden, Inc	81,284
2,753		Inter Parfums, Inc	63,402
5,175	*	Medifast, Inc	122,803
5,114		Nu Skin Enterprises, Inc (Class A)	192,030
6,938	*	Prestige Brands Holdings, Inc	89,084
4,130	*	Revlon, Inc (Class A)	69,384

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	653,796

INSURANCE - 3.1%
2,087	*	American Safety Insurance Holdings Ltd	39,945
1,427		Argo Group International Holdings Ltd	42,410
47,919	*	Conseco, Inc	379,039
5,180		Crawford & Co (Class B)	36,623
4,702		FBL Financial Group, Inc (Class A)	151,169
16,798		First American Financial Corp	262,889
10,830		Horace Mann Educators Corp	169,056
300		Infinity Property & Casualty Corp	16,398
5,729		Maiden Holdings Ltd	52,134
8,064		Max Capital Group Ltd	179,827
4,755		Meadowbrook Insurance Group, Inc	47,122
2,481	*	National Financial Partners Corp	28,631
2,800		OneBeacon Insurance Group Ltd (Class A)	37,492
5,450	*	ProAssurance Corp	381,501
2,933		Selective Insurance Group, Inc	47,720
6,000		Symetra Financial Corp	80,580
2,700		Tower Group, Inc	64,314

		TOTAL INSURANCE	2,016,850

MATERIALS - 5.8%
1,200		A. Schulman, Inc	30,228
5,555	*	Brush Engineered Materials, Inc	205,368
8,013		Buckeye Technologies, Inc	216,191
7,100	*	Chemtura	129,220
257	*	Contango ORE, Inc	3,341
5,200		H.B. Fuller Co	126,984
2,300		Haynes International, Inc	142,439

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

35,700	*	Hecla Mining Co	$274,533
2,100	*	Innospec, Inc	70,581
842		Kaiser Aluminum Corp	45,990
3,260	*	Metals USA Holdings Corp	48,574
3,764		Minerals Technologies, Inc	249,516
3,393	*	Noranda Aluminium Holding Corp	51,370
15,400		Olin Corp	348,964
700		Olympic Steel, Inc	19,271
7,746	*	OM Group, Inc	314,797
10,860	*	Omnova Solutions, Inc	75,586
8,700		PAN American Silver Corp	268,743
24,158		PolyOne Corp	373,724
1,149	*	Rockwood Holdings, Inc	63,528
8,300	*	RTI International Metals, Inc	318,471
3,780		Silgan Holdings, Inc	154,867
1,492		Stepan Co	105,783
500	*	Universal Stainless & Alloy	23,380
1,780	*	WR Grace & Co	81,221

		TOTAL MATERIALS	3,742,670

MEDIA - 0.4%
2,800		AH Belo Corp (Class A)	20,832
3,896	*	EW Scripps Co (Class A)	37,674
2,848	*	Global Sources Ltd	26,173
10,149	*	Journal Communications, Inc (Class A)	52,470
4,338		Scholastic Corp	115,392

		TOTAL MEDIA	252,541

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.2%
2,200	*	Acorda Therapeutics, Inc	71,082
4,000	*	Affymax, Inc	27,480
13,100	*	Akorn, Inc	91,700
9,207	*	Alkermes, Inc	171,250
4,315	*	AMAG Pharmaceuticals, Inc	81,122
11,200	*	Ariad Pharmaceuticals, Inc	126,896
8,575	*	Arqule, Inc	53,594
500	*	AVEO Pharmaceuticals, Inc	10,305
5,634	*	Caliper Life Sciences, Inc	45,692
14,500	*	Combinatorx, Inc	34,510
1,920	*	Cornerstone Therapeutics, Inc	17,203
10,202	*	Cubist Pharmaceuticals, Inc	367,171
3,536	*	Depomed, Inc	28,924
5,000	*	Dusa Pharmaceuticals, Inc	31,100
7,366	*	Emergent Biosolutions, Inc	166,103
4,800	*	Enzon Pharmaceuticals, Inc	48,240
3,689	*	Impax Laboratories, Inc	80,383
9,460	*	Incyte Corp	179,172
6,757	*	Jazz Pharmaceuticals, Inc	225,346
8,989	*	Medicines Co	148,408
1,392		Medicis Pharmaceutical Corp (Class A)	53,133
1,055	*	Medivation, Inc	22,609
11,075	*	Momenta Pharmaceuticals, Inc	215,520
13,187	*	Neurocrine Biosciences, Inc	106,155
6,494	*	NPS Pharmaceuticals, Inc	61,368
2,829	*	Onyx Pharmaceuticals, Inc	99,864
1,500	*	Optimer Pharmaceuticals, Inc	17,835
7,815	*	Par Pharmaceutical Cos, Inc	257,739
16,104		PDL BioPharma, Inc	94,530
4,297	*	Questcor Pharmaceuticals, Inc	103,558
610	*	Salix Pharmaceuticals Ltd	24,296
12,590	*	Santarus, Inc	42,428
5,610	*	Sciclone Pharmaceuticals, Inc	33,884
11,800	*	Sequenom, Inc	89,090
20,800	*	Spectrum Pharmaceuticals, Inc	192,712
7,612	*	SuperGen, Inc	22,684
4,897	*	Targacept, Inc	103,180

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,181	*	Vanda Pharmaceuticals, Inc	$58,412
17,912	*	Viropharma, Inc	331,373
6,169	*	Xenoport, Inc	43,923

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,979,974

REAL ESTATE - 8.1%
2,752		Agree Realty Corp	61,452
140		Alexander’s, Inc	55,580
1,961		American Capital Agency Corp	57,085
7,121		Associated Estates Realty Corp	115,716
17,802		CBL & Associates Properties, Inc	322,750
10,300		DuPont Fabros Technology, Inc	259,560
5,430		Entertainment Properties Trust	253,581
4,811		Equity Lifestyle Properties, Inc	300,399
6,400		Equity One, Inc	119,296
11,750		Extra Space Storage, Inc	250,628
6,328		Getty Realty Corp	159,655
7,428		Highwoods Properties, Inc	246,090
1,678		Home Properties, Inc	102,157
4,510		Invesco Mortgage Capital, Inc	95,296
2,190		LaSalle Hotel Properties	57,685
6,800		Lexington Corporate Properties Trust	62,084
5,827		LTC Properties, Inc	162,107
1,270		Mid-America Apartment Communities, Inc	85,687
4,066		National Health Investors, Inc	180,652
14,800		National Retail Properties, Inc	362,749
23,973	*	Newcastle Investment Corp	138,564
9,107		Omega Healthcare Investors, Inc	191,338
3,355		Parkway Properties, Inc	57,236
4,719		Pennsylvania Real Estate Investment Trust	74,088
6,742		Pennymac Mortgage Investment Trust	111,715
5,855		Potlatch Corp	206,506
3,462		PS Business Parks, Inc	190,756
800		Sabra Healthcare REIT, Inc	13,368
2,097		Saul Centers, Inc	82,559
3,730		Sovran Self Storage, Inc	152,930
2,300		STAG Industrial, Inc	28,175
2,490		Sun Communities, Inc	92,902
13,038		Tanger Factory Outlet Centers, Inc	349,027
3,400		Urstadt Biddle Properties, Inc (Class A)	61,574
3,692		U-Store-It Trust	38,840
1,812		Washington Real Estate Investment Trust	58,926

		TOTAL REAL ESTATE	5,158,713

RETAILING - 3.5%
5,345	*	1-800-FLOWERS.COM, Inc (Class A)	16,570
11,520	*	Ann Taylor Stores Corp	300,672
3,600		Bebe Stores, Inc	21,996
3,286		Bon-Ton Stores, Inc/the	31,940
5,930		Cato Corp (Class A)	170,784
2,620	*	Children’s Place Retail Stores, Inc	116,564
1,634	*	Core-Mark Holding Co, Inc	58,334
1,111		Dillard’s, Inc (Class A)	57,927
1,122	*	DSW, Inc (Class A)	56,784
9,300		Express Parent LLC	202,740
11,297		Finish Line, Inc (Class A)	241,756
3,000	*	Hibbett Sports, Inc	122,130
3,600	*	HSN, Inc	118,512
5,060		Nutri/System, Inc	71,144
3,715	*	Overstock.com, Inc	56,542
4,559		PetMed Express, Inc	54,024
30,723	*	Pier 1 Imports, Inc	355,465
1,658	*	Shutterfly, Inc	95,202
35,783	*	Wet Seal, Inc (Class A)	159,950

		TOTAL RETAILING	2,309,036

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
9,061	*	Amkor Technology, Inc	$55,906
4,139	*	Ceva, Inc	126,074
8,514	*	Cirrus Logic, Inc	135,373
24,622	*	Entegris, Inc	249,175
23,240	*	Entropic Communications, Inc	206,604
3,598	*	FEI Co	137,408
19,212	*	FSI International, Inc	52,641
22,714	*	GT Solar International, Inc	367,966
22,467	*	Kulicke & Soffa Industries, Inc	250,282
39,982	*	Lattice Semiconductor Corp	260,683
12,833	*	LTX-Credence Corp	114,727
18,114	*	Mindspeed Technologies, Inc	144,912
10,700	*	MIPS Technologies, Inc	73,937
4,779		MKS Instruments, Inc	126,261
6,786	*	Nanometrics, Inc	128,866
5,000	*	Omnivision Technologies, Inc	174,050
16,600	*	Photronics, Inc	140,602
31,814	*	RF Micro Devices, Inc	194,702
21,502	*	Silicon Image, Inc	138,903
4,828	*	Tessera Technologies, Inc	82,752
6,804	*	Veeco Instruments, Inc	329,382

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,491,206

SOFTWARE & SERVICES - 9.0%
4,400	*	ACI Worldwide, Inc	148,588
1,375	*	Acxiom Corp	18,026
7,800	*	Ancestry.com, Inc	322,843
1,270		Blackbaud, Inc	35,204
3,870	*	BroadSoft, Inc	147,563
2,480	*	CACI International, Inc (Class A)	156,438
7,896	*	Cardtronics, Inc	185,161
8,894	*	Commvault Systems, Inc	395,339
6,331	*	CSG Systems International, Inc	116,997
5,800	*	Demand Media, Inc	78,590
8,112		Earthlink, Inc	62,422
6,931	*	Euronet Worldwide, Inc	106,807
1,780		Forrester Research, Inc	58,669
2,254	*	Fortinet, Inc	61,512
8,900	*	Glu Mobile, Inc	46,903
3,800		iGate Corp	62,016
1,700	*	Infospace, Inc	15,504
3,799	*	Interactive Intelligence, Inc	133,155
3,827	*	j2 Global Communications, Inc	108,036
2,500	*	LogMeIn, Inc	96,425
13,000	*	Magma Design Automation, Inc	103,870
4,782	*	Manhattan Associates, Inc	164,692
4,189		MAXIMUS, Inc	346,557
2,076	*	MicroStrategy, Inc (Class A)	337,725
19,400	*	MoneyGram International, Inc	64,408
5,457	*	Netscout Systems, Inc	113,997
2,845		Opnet Technologies, Inc	116,474
4,306	*	Quest Software, Inc	97,875
7,181	*	RightNow Technologies, Inc	232,664
5,034	*	S1 Corp	37,654
5,413	*	SolarWinds, Inc	141,496
1,500	*	Sourcefire, Inc	44,580
8,600	*	Take-Two Interactive Software, Inc	131,408
3,900	*	TeleNav, Inc	69,147
5,868	*	TeleTech Holdings, Inc	123,697
2,161	*	TIBCO Software, Inc	62,712
4,250	*	Travelzoo, Inc	274,720
8,716	*	Unisys Corp	224,001
12,600		United Online, Inc	75,978
17,922	*	Valueclick, Inc	297,505
7,694	*	Vasco Data Security International	95,790

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

760	*	VeriFone Systems, Inc	$33,706
1,300		VirnetX Holding Corp	37,622
8,021	*	Websense, Inc	208,305

		TOTAL SOFTWARE & SERVICES	5,792,781

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
280	*	Acme Packet, Inc	19,636
4,377	*	Agilysys, Inc	36,504
18,409	*	Arris Group, Inc	213,729
8,590	*	Blue Coat Systems, Inc	187,777
11,870	*	Brightpoint, Inc	96,266
3,900		Cognex Corp	138,177
3,670	*	Coherent, Inc	202,841
7,149		Comtech Telecommunications Corp	200,458
1,500		Daktronics, Inc	16,185
1,662	*	DG FastChannel, Inc	53,267
13,408	*	Extreme Networks, Inc	43,442
1,700	*	Insight Enterprises, Inc	30,107
6,300	*	Kemet Corp	90,027
363	*	Loral Space & Communications, Inc	25,218
3,700	*	Netgear, Inc	161,764
9,773	*	Newport Corp	177,575
2,902	*	Oplink Communications, Inc	54,064
5,410	*	OSI Systems, Inc	232,630
4,940		Plantronics, Inc	180,458
24,677	*	Power-One, Inc	199,884
34,988	*	Powerwave Technologies, Inc	103,215
55,260	*	Quantum Corp	182,358
700	*	Riverbed Technology, Inc	27,713
4,753	*	Symmetricom, Inc	27,710
8,451	*	Synaptics, Inc	217,529
5,000	*	Westell Technologies, Inc	17,850

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,936,384

TELECOMMUNICATION SERVICES - 1.1%
2,000	*	Cbeyond Communications, Inc	26,460
12,300	*	Cincinnati Bell, Inc	40,836
1,600	*	Cogent Communications Group, Inc	27,216
737	*	Global Crossing Ltd	28,286
4,693		IDT Corp (Class B)	126,805
7,050	*	Neutral Tandem, Inc	122,811
6,061		USA Mobility, Inc	92,491
61,002	*	Vonage Holdings Corp	269,019

		TOTAL TELECOMMUNICATION SERVICES	733,924

TRANSPORTATION - 3.0%
6,087	*	Alaska Air Group, Inc	416,716
1,935	*	Amerco, Inc	186,050
5,142	*	Atlas Air Worldwide Holdings, Inc	306,000
12,900	*	Avis Budget Group, Inc	220,461
7,362	*	Celadon Group, Inc	102,774
4,163	*	Dollar Thrifty Automotive Group, Inc	306,979
8,300	*	Excel Maritime Carriers Ltd	25,730
1,600	*	Hawaiian Holdings, Inc	9,120
16,413	*	JetBlue Airways Corp	100,119
6,311	*	US Airways Group, Inc	56,231
9,060		Werner Enterprises, Inc	226,953

		TOTAL TRANSPORTATION	1,957,133

UTILITIES - 3.3%
11,689		Avista Corp	300,290
1,984		Chesapeake Utilities Corp	79,420
2,182		Cleco Corp	76,043
3,219		El Paso Electric Co	103,974
1,200		Empire District Electric Co	23,112
823		Idacorp, Inc	32,509
2,265		Laclede Group, Inc	85,685

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES	COMPANY	VALUE

450	MGE Energy, Inc	$18,239
9,280	PNM Resources, Inc	155,347
14,161	Portland General Electric Co	357,989
7,690	Southwest Gas Corp	296,911
8,900	UIL Holdings Corp	287,915
7,810	WGL Holdings, Inc	300,606

	TOTAL UTILITIES	2,118,040

	TOTAL COMMON STOCKS (Cost $57,748,571)	64,096,588

	TOTAL INVESTMENTS - 99.8% (Cost $57,748,571)	64,096,588
	OTHER ASSETS & LIABILITIES, NET - 0.2%	116,156

	NET ASSETS - 100.0%	$64,212,744

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.1%
839	*	American Axle & Manufacturing Holdings, Inc	$9,548
234	*	Amerigon, Inc (Class A)	4,067
1,100		Autoliv, Inc	86,295
1,361	*	BorgWarner, Inc	109,955
700		Cooper Tire & Rubber Co	13,853
1,719	*	Dana Holding Corp	31,458
133	*	Dorman Products, Inc	5,264
290		Drew Industries, Inc	7,169
816	*	Exide Technologies	6,234
261	*	Federal Mogul Corp (Class A)	5,959
46,101	*	Ford Motor Co	635,732
280	*	Fuel Systems Solutions, Inc	6,986
9,171	*	General Motors Co	278,432
1,773		Gentex Corp	53,598
3,033	*	Goodyear Tire & Rubber Co	50,863
2,938		Harley-Davidson, Inc	120,370
8,463		Johnson Controls, Inc	352,569
1,306		Lear Corp (New)	69,845
500	*	Modine Manufacturing Co	7,685
147	*	Motorcar Parts of America, Inc	2,206
355		Spartan Motors, Inc	1,917
188		Standard Motor Products, Inc	2,863
173	*	Stoneridge, Inc	2,550
280		Superior Industries International, Inc	6,191
743	*	Tenneco, Inc	32,744
639	*	Tesla Motors, Inc	18,614
552		Thor Industries, Inc	15,920
1,265	*	TRW Automotive Holdings Corp	74,673
635	*	Visteon Corp	43,440
353	*	Winnebago Industries, Inc	3,410

		TOTAL AUTOMOBILES & COMPONENTS	2,060,410

BANKS - 3.1%
180		1st Source Corp	3,733
266	*	1st United Bancorp, Inc	1,655
278		Abington Bancorp, Inc	2,900
51		Alliance Financial Corp	1,557
283	*	Ameris Bancorp	2,510
77		Ames National Corp	1,398
106		Arrow Financial Corp	2,594
2,146		Associated Banc-Corp	29,829
951		Astoria Financial Corp	12,163
130		Bancfirst Corp	5,018
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	5,161
46		Bancorp Rhode Island, Inc	2,085
1,007		Bancorpsouth, Inc	12,497
838		Bank Mutual Corp	3,075
762		Bank of Hawaii Corp	35,448
70		Bank of Kentucky Financial Corp	1,559
61		Bank of Marin Bancorp	2,158
221		Bank of the Ozarks, Inc	11,505
300		BankFinancial Corp	2,541
415		BankUnited	11,014
203		Banner Corp	3,553
8,698		BB&T Corp	233,453
392	*	Beneficial Mutual Bancorp, Inc	3,220

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

165		Berkshire Hills Bancorp, Inc	$3,694
87	*	BofI Holding, Inc	1,254
457		BOK Financial Corp	25,030
826		Boston Private Financial Holdings, Inc	5,435
75		Bridge Bancorp, Inc	1,596
668		Brookline Bancorp, Inc	6,192
86		Bryn Mawr Bank Corp	1,742
87		Camden National Corp	2,854
140	*	Cape Bancorp, Inc	1,400
101		Capital City Bank Group, Inc	1,036
3,675		CapitalSource, Inc	23,704
2,084		Capitol Federal Financial	24,508
286		Cardinal Financial Corp	3,132
1,028		Cathay General Bancorp	16,849
150	*	Center Bancorp, Inc	1,566
431	*	Center Financial	2,737
261		Centerstate Banks of Florida, Inc	1,806
188	*	Central Pacific Financial Corp	2,632
168		Century Bancorp, Inc	4,445
294		Chemical Financial Corp	5,515
2,490	*	CIT Group, Inc	110,207
101		Citizens & Northern Corp	1,522
262		City Holding Co	8,654
710		City National Corp	38,518
112		Clifton Savings Bancorp, Inc	1,236
105		CNB Financial Corp	1,458
395		CoBiz, Inc	2,583
490		Columbia Banking System, Inc	8,438
2,263		Comerica, Inc	78,232
1,008		Commerce Bancshares, Inc	43,344
400		Community Bank System, Inc	9,916
182		Community Trust Bancorp, Inc	5,045
732		Cullen/Frost Bankers, Inc	41,614
933		CVB Financial Corp	8,630
241	m	Danvers Bancorp, Inc	5,247
309		Dime Community Bancshares	4,493
1,571	*	Doral Financial Corp	3,079
118	*	Eagle Bancorp, Inc	1,569
1,835		East West Bancorp, Inc	37,085
90		Enterprise Financial Services Corp	1,218
132		ESB Financial Corp	1,705
197		ESSA Bancorp, Inc	2,447
115		Federal Agricultural Mortgage Corp (Class C)	2,544
11,412		Fifth Third Bancorp	145,503
126		Financial Institutions, Inc	2,069
174		First Bancorp (NC)	1,782
107		First Bancorp, Inc	1,590
625		First Busey Corp	3,306
70		First Citizens Bancshares, Inc (Class A)	13,105
1,229		First Commonwealth Financial Corp	7,054
189		First Community Bancshares, Inc	2,646
120	*	First Defiance Financial Corp	1,763
747		First Financial Bancorp	12,467
448		First Financial Bankshares, Inc	15,434
188		First Financial Corp	6,155
133		First Financial Holdings, Inc	1,193
3,240		First Horizon National Corp	30,910
149		First Interstate Bancsystem, Inc	2,196
557		First Merchants Corp	4,980
893		First Midwest Bancorp, Inc	10,975
3,812		First Niagara Financial Group, Inc	50,318
66		First of Long Island Corp	1,841
110		First Pactrust Bancorp, Inc	1,635
915	*	First Republic Bank	29,536
1,352		FirstMerit Corp	22,322
2,443	*	Flagstar Bancorp, Inc	2,907

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

358		Flushing Financial Corp	$4,654
1,572		FNB Corp	16,270
185		Fox Chase Bancorp, Inc	2,507
170	*	Franklin Financial Corp	2,050
2,887		Fulton Financial Corp	30,920
133		German American Bancorp, Inc	2,205
860		Glacier Bancorp, Inc	11,593
135		Great Southern Bancorp, Inc	2,558
120	*	Hampton Roads Bankshares, Inc	1,188
949		Hancock Holding Co	29,400
158		Heartland Financial USA, Inc	2,299
121		Heritage Financial Corp	1,565
266		Home Bancshares, Inc	6,288
199		Home Federal Bancorp, Inc	2,187
5,693		Hudson City Bancorp, Inc	46,626
156		Hudson Valley Holding Corp	3,012
10,738		Huntington Bancshares, Inc	70,441
323		IBERIABANK Corp	18,618
252		Independent Bank Corp	6,615
674		International Bancshares Corp	11,276
579	*	Investors Bancorp, Inc	8,222
227		Kearny Financial Corp	2,068
11,623		Keycorp	96,820
261		Lakeland Bancorp, Inc	2,605
147		Lakeland Financial Corp	3,272
1,560		M&T Bank Corp	137,202
216		MainSource Financial Group, Inc	1,793
6,483		Marshall & Ilsley Corp	51,670
661		MB Financial, Inc	12,718
60		Merchants Bancshares, Inc	1,468
119	*	Meridian Interstate Bancorp, Inc	1,629
2,499	*	MGIC Investment Corp	14,869
56		Midsouth Bancorp, Inc	763
460	*	Nara Bancorp, Inc	3,740
84		National Bankshares, Inc	2,103
1,529		National Penn Bancshares, Inc	12,125
374		NBT Bancorp, Inc	8,277
5,439		New York Community Bancorp, Inc	81,531
227		Northfield Bancorp, Inc	3,192
1,214		Northwest Bancshares, Inc	15,272
97		OceanFirst Financial Corp	1,256
892	*	Ocwen Financial Corp	11,382
1,045		Old National Bancorp	11,286
148	*	OmniAmerican Bancorp, Inc	2,216
458		Oriental Financial Group, Inc	5,904
670		Oritani Financial Corp	8,569
60		Orrstown Financial Services, Inc	1,579
50	*	Pacific Capital Bancorp	1,590
154		Pacific Continental Corp	1,409
369		PacWest Bancorp	7,590
165		Park National Corp	10,867
360	*	Park Sterling Bank	1,786
47		Penns Woods Bancorp, Inc	1,615
164	*	Pennsylvania Commerce Bancorp, Inc	1,873
75		Peoples Bancorp, Inc	845
4,595		People’s United Financial, Inc	61,757
400	*	Pinnacle Financial Partners, Inc	6,224
1,998	*	PMI Group, Inc	2,138
6,541		PNC Financial Services Group, Inc	389,908
12,307	*	Popular, Inc	33,967
630		PrivateBancorp, Inc	8,694
555		Prosperity Bancshares, Inc	24,320
753		Provident Financial Services, Inc	10,783
421		Provident New York Bancorp	3,520
2,812		Radian Group, Inc	11,895
15,720		Regions Financial Corp	97,464

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

195		Renasant Corp	$2,826
120		Republic Bancorp, Inc (Class A)	2,388
147		Rockville Financial, Inc	1,455
100		Roma Financial Corp	1,050
300		S&T Bancorp, Inc	5,577
210		S.Y. Bancorp, Inc	4,883
250		Sandy Spring Bancorp, Inc	4,498
151		SCBT Financial Corp	4,331
900	*	Seacoast Banking Corp of Florida	1,350
87		Sierra Bancorp	985
475	*	Signature Bank	27,170
207		Simmons First National Corp (Class A)	5,312
197		Southside Bancshares, Inc	3,910
383	*	Southwest Bancorp, Inc	3,750
163		State Bancorp, Inc	2,174
397	*	State Bank & Trust Co	6,499
256		StellarOne Corp	3,100
318		Sterling Bancorp	3,018
994		Sterling Bancshares, Inc	8,111
335	*	Sterling Financial Corp	5,383
88		Suffolk Bancorp	1,228
470	*	Sun Bancorp, Inc	1,716
6,731		SunTrust Banks, Inc	173,660
1,616		Susquehanna Bancshares, Inc	12,928
520	*	SVB Financial Group	31,049
9,246		Synovus Financial Corp	19,232
118	*	Taylor Capital Group, Inc	963
1,924		TCF Financial Corp	26,551
150		Territorial Bancorp, Inc	3,108
429	*	Texas Capital Bancshares, Inc	11,081
956		TFS Financial Corp	9,254
265	*	The Bancorp, Inc	2,769
130		Tompkins Trustco, Inc	5,101
130		Tower Bancorp, Inc	3,562
232		TowneBank	3,104
171		Trico Bancshares	2,497
852		Trustco Bank Corp NY	4,175
774		Trustmark Corp	18,119
403		UMB Financial Corp	16,878
1,383		Umpqua Holdings Corp	16,001
167		Union Bankshares Corp	2,034
543		United Bankshares, Inc	13,293
281	*	United Community Banks, Inc	2,967
201		United Financial Bancorp, Inc	3,101
198		Univest Corp of Pennsylvania	3,095
23,945		US Bancorp	610,836
2,688		Valley National Bancorp	36,584
426		ViewPoint Financial Group	5,879
253	*	Virginia Commerce Bancorp	1,495
113		Washington Banking Co	1,494
1,416		Washington Federal, Inc	23,265
138		Washington Trust Bancorp, Inc	3,170
900		Webster Financial Corp	18,918
61,156		Wells Fargo & Co	1,716,036
301		WesBanco, Inc	5,918
189		West Bancorporation, Inc	1,665
225	*	West Coast Bancorp	3,771
390		Westamerica Bancorporation	19,208
712	*	Western Alliance Bancorp	5,055
366		Westfield Financial, Inc	2,972
167	*	Wilshire Bancorp, Inc	491
375		Wintrust Financial Corp	12,068
100		WSFS Financial Corp	3,965
2,222		Zions Bancorporation	53,350

		TOTAL BANKS	5,783,648

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 8.7%
852	*	3D Systems Corp	$16,793
8,832		3M Co	837,715
429		A.O. Smith Corp	18,147
2,099	*	A123 Systems, Inc	11,167
194		Aaon, Inc	4,226
468		AAR Corp	12,678
503	*	Accuride Corp	6,353
282		Aceto Corp	1,892
1,022	*	Active Power, Inc	2,504
878		Actuant Corp (Class A)	23,557
572		Acuity Brands, Inc	31,906
1,483	*	Aecom Technology Corp	40,545
484	*	Aerovironment, Inc	17,109
1,180	*	AGCO Corp	58,245
433	*	Air Lease Corp	10,518
718		Aircastle Ltd	9,133
78		Alamo Group, Inc	1,849
301		Albany International Corp (Class A)	7,943
434		Alliant Techsystems, Inc	30,957
296	*	Altra Holdings, Inc	7,101
224	*	Ameresco, Inc	3,176
90	*	American Railcar Industries, Inc	2,111
140		American Science & Engineering, Inc	11,200
544	*	American Superconductor Corp	4,918
125		American Woodmark Corp	2,165
105		Ameron International Corp	6,896
1,997		Ametek, Inc	89,665
79		Ampco-Pittsburgh Corp	1,853
311		Apogee Enterprises, Inc	3,984
508		Applied Industrial Technologies, Inc	18,090
89	*	Argan, Inc	902
297		Armstrong World Industries, Inc	13,531
1,176	*	ArvinMeritor, Inc	18,863
237	*	Astec Industries, Inc	8,764
111	*	Astronics Corp	3,419
129		AZZ, Inc	5,908
1,463	*	Babcock & Wilcox Co	40,540
258		Badger Meter, Inc	9,543
677		Barnes Group, Inc	16,796
1,206	*	BE Aerospace, Inc	49,217
825	*	Beacon Roofing Supply, Inc	18,827
565		Belden CDT, Inc	19,696
570	*	Blount International, Inc	9,958
9,175		Boeing Co	678,307
586		Brady Corp (Class A)	18,787
600		Briggs & Stratton Corp	11,916
4,337	*	Broadwind Energy, Inc	6,289
1,010		Bucyrus International, Inc (Class A)	92,577
1,363	*	Builders FirstSource, Inc	2,930
232	*	CAI International, Inc	4,793
7,608	*	Capstone Turbine Corp	11,640
741		Carlisle Cos, Inc	36,479
126		Cascade Corp	5,994
7,961		Caterpillar, Inc	847,529
321	*	Ceradyne, Inc	12,516
405	*	Chart Industries, Inc	21,862
1,217		Chicago Bridge & Iron Co NV	47,341
170		CIRCOR International, Inc	7,281
615		Clarcor, Inc	29,077
311	*	CNH Global NV	12,020
242	*	Colfax Corp	6,002
196	*	Columbus McKinnon Corp	3,520
409		Comfort Systems USA, Inc	4,339
301	*	Commercial Vehicle Group, Inc	4,271
2,017		Cooper Industries plc	120,354

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

593		Crane Co	$29,300
170		Cubic Corp	8,668
2,439		Cummins, Inc	252,412
554		Curtiss-Wright Corp	17,933
6,711		Danaher Corp	355,616
5,217		Deere & Co	430,142
434	*	DigitalGlobe, Inc	11,028
944		Donaldson Co, Inc	57,282
141		Douglas Dynamics, Inc	2,226
2,320		Dover Corp	157,296
121		Ducommun, Inc	2,489
82	*	DXP Enterprises, Inc	2,079
596	*	Dycom Industries, Inc	9,739
270		Dynamic Materials Corp	6,053
4,212		Eaton Corp	216,707
923	*	EMCOR Group, Inc	27,053
9,343		Emerson Electric Co	525,545
255		Encore Wire Corp	6,176
583	*	Ener1, Inc	641
404	*	Energy Recovery, Inc	1,321
579	*	EnerSys	19,929
215	*	EnPro Industries, Inc	10,335
317		ESCO Technologies, Inc	11,666
210	*	Essex Rental Corp	1,384
359	*	Esterline Technologies Corp	27,428
3,644		Fastenal Co	131,147
743		Federal Signal Corp	4,874
413	*	Flow International Corp	1,470
686		Flowserve Corp	75,385
2,167		Fluor Corp	140,117
1,262	*	Force Protection, Inc	6,266
277		Franklin Electric Co, Inc	13,005
227	*	Freightcar America, Inc	5,752
6,474	*	FuelCell Energy, Inc	8,481
408	*	Furmanite Corp	3,240
655		Gardner Denver, Inc	55,053
538		GATX Corp	19,971
575	*	GenCorp, Inc	3,692
233	*	Generac Holdings, Inc	4,520
640	*	General Cable Corp	27,251
4,130		General Dynamics Corp	307,768
131,816		General Electric Co	2,486,051
264	*	GeoEye, Inc	9,874
916	*	Gibraltar Industries, Inc	10,369
199	*	Global Power Equipment Group, Inc	5,277
1,565		Goodrich Corp	149,458
243		Gorman-Rupp Co	7,988
730		Graco, Inc	36,982
1,560	*	GrafTech International Ltd	31,621
128		Graham Corp	2,611
466		Granite Construction, Inc	11,431
670		Great Lakes Dredge & Dock Corp	3,739
231	*	Greenbrier Cos, Inc	4,565
686	*	Griffon Corp	6,915
334	*	H&E Equipment Services, Inc	4,673
969		Harsco Corp	31,589
517		Heico Corp	28,301
1,161	*	Hexcel Corp	25,414
9,629		Honeywell International, Inc	573,791
186		Houston Wire & Cable Co	2,892
728		Hubbell, Inc (Class B)	47,284
604	*	Huntington Ingalls	20,838
78	*	Hurco Cos, Inc	2,512
1,031		IDEX Corp	47,271
646	*	II-VI, Inc	16,538
5,571		Illinois Tool Works, Inc	314,706

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,055		Ingersoll-Rand plc	$184,138
466	*	Insituform Technologies, Inc (Class A)	9,772
155		Insteel Industries, Inc	1,944
392	*	Interline Brands, Inc	7,201
2,210		ITT Industries, Inc	130,235
1,535	*	Jacobs Engineering Group, Inc	66,389
308		John Bean Technologies Corp	5,951
1,303		Joy Global, Inc	124,098
148	*	Kadant, Inc	4,663
380		Kaman Corp	13,479
428		Kaydon Corp	15,973
1,895		KBR, Inc	71,423
983		Kennametal, Inc	41,492
128	*	KEYW Holding Corp	1,586
192	*	Kratos Defense & Security Solutions, Inc	2,335
1,319		L-3 Communications Holdings, Inc	115,347
45		Lawson Products, Inc	885
220	*	Layne Christensen Co	6,675
111		LB Foster Co (Class A)	3,653
702		Lennox International, Inc	30,235
1,026		Lincoln Electric Holdings, Inc	36,782
136		Lindsay Manufacturing Co	9,357
101	*	LMI Aerospace, Inc	2,467
3,558		Lockheed Martin Corp	288,091
131		LSI Industries, Inc	1,040
201	*	Lydall, Inc	2,404
1,601		Manitowoc Co, Inc	26,961
4,339		Masco Corp	52,198
894	*	Mastec, Inc	17,630
171		Met-Pro Corp	1,946
80	*	Michael Baker Corp	1,690
218	*	Middleby Corp	20,501
115		Miller Industries, Inc	2,149
548	*	Moog, Inc (Class A)	23,849
556		MSC Industrial Direct Co (Class A)	36,868
447		Mueller Industries, Inc	16,946
2,364		Mueller Water Products, Inc (Class A)	9,409
209	*	MYR Group, Inc	4,891
66		Nacco Industries, Inc (Class A)	6,390
58		National Presto Industries, Inc	5,886
900	*	Navistar International Corp	50,814
222	*	NCI Building Systems, Inc	2,529
202	*	NN, Inc	3,022
814		Nordson Corp	44,648
3,638		Northrop Grumman Corp	252,295
96	*	Northwest Pipe Co	2,502
706	*	Orbital Sciences Corp	11,896
434	*	Orion Marine Group, Inc	4,084
1,078	*	Oshkosh Truck Corp	31,197
1,391	*	Owens Corning, Inc	51,954
4,586		Paccar, Inc	234,299
1,415		Pall Corp	79,565
1,937		Parker Hannifin Corp	173,826
1,234		Pentair, Inc	49,804
313		Perini Corp	6,003
200	*	Pike Electric Corp	1,768
144	*	PMFG, Inc	2,858
484	*	Polypore International, Inc	32,835
94	*	Powell Industries, Inc	3,431
222	*	PowerSecure International, Inc	1,603
1,787		Precision Castparts Corp	294,230
28		Preformed Line Products Co	1,993
237		Primoris Services Corp	3,057
450		Quanex Building Products Corp	7,376
2,673	*	Quanta Services, Inc	53,995
192		Raven Industries, Inc	10,696

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,428		Raytheon Co	$220,736
262	*	RBC Bearings, Inc	9,893
464		Regal-Beloit Corp	30,981
596		Robbins & Myers, Inc	31,499
1,820		Rockwell Automation, Inc	157,903
1,914		Rockwell Collins, Inc	118,075
1,193		Roper Industries, Inc	99,377
820	*	RSC Holdings, Inc	9,807
333	*	Rush Enterprises, Inc (Class A)	6,337
2,251	*	SatCon Technology Corp	5,380
200	*	Sauer-Danfoss, Inc	10,078
4		Seaboard Corp	9,672
134		SeaCube Container Leasing Ltd	2,302
919	*	Shaw Group, Inc	27,763
459		Simpson Manufacturing Co, Inc	13,710
694		Snap-On, Inc	43,361
1,447	*	Spirit Aerosystems Holdings, Inc (Class A)	31,834
608		SPX Corp	50,257
151		Standex International Corp	4,631
1,944		Stanley Works	140,065
133	*	Sterling Construction Co, Inc	1,831
122		Sun Hydraulics Corp	5,832
200		TAL International Group, Inc	6,906
812	*	Taser International, Inc	3,695
208	*	Tecumseh Products Co (Class A)	2,122
433	*	Teledyne Technologies, Inc	21,806
200		Tennant Co	7,986
1,362	*	Terex Corp	38,749
112		Textainer Group Holdings Ltd	3,443
3,436		Textron, Inc	81,124
120	*	Thermon Group Holdings	1,440
645	*	Thomas & Betts Corp	34,733
1,085		Timken Co	54,684
512		Titan International, Inc	12,421
282	*	Titan Machinery, Inc	8,116
419		Toro Co	25,350
626		TransDigm Group, Inc	57,085
314		Tredegar Corp	5,762
189	*	Trex Co, Inc	4,627
321	*	Trimas Corp	7,945
964		Trinity Industries, Inc	33,624
234		Triumph Group, Inc	23,302
100		Twin Disc, Inc	3,863
5,828		Tyco International Ltd	288,078
747	*	United Rentals, Inc	18,974
11,375		United Technologies Corp	1,006,800
233		Universal Forest Products, Inc	5,583
1,020	*	URS Corp	45,635
813	*	USG Corp	11,658
282		Valmont Industries, Inc	27,182
200		Vicor Corp	3,234
710		W.W. Grainger, Inc	109,091
1,287	*	Wabash National Corp	12,059
870	*	WABCO Holdings, Inc	60,082
424		Watsco, Inc	28,828
573		Watts Water Technologies, Inc (Class A)	20,290
516	*	WESCO International, Inc	27,910
577		Westinghouse Air Brake Technologies Corp	37,920
728		Woodward Governor Co	25,378
95	*	Xerium Technologies, Inc	1,762

		TOTAL CAPITAL GOODS	16,395,094

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
655		ABM Industries, Inc	15,288
611	*	Acacia Research (Acacia Technologies)	22,418
684	*	ACCO Brands Corp	5,369

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

335		Administaff, Inc	$9,919
188	*	Advisory Board Co	10,881
200		American Ecology Corp	3,420
412	*	American Reprographics Co	2,913
318	*	APAC Customer Services, Inc	1,695
120	*	AT Cross Co	1,367
1,360		Avery Dennison Corp	52,537
97		Barrett Business Services, Inc	1,389
550		Brink’s Co	16,407
297	*	Casella Waste Systems, Inc (Class A)	1,812
854	*	CBIZ, Inc	6,285
100		CDI Corp	1,329
676	*	Cenveo, Inc	4,326
1,569		Cintas Corp	51,824
309	*	Clean Harbors, Inc	31,904
100	*	Consolidated Graphics, Inc	5,495
1,065	*	Coolbrands International, Inc	5,996
792	*	Copart, Inc	36,907
387		Corporate Executive Board Co	16,893
1,411	*	Corrections Corp of America	30,548
313	*	CoStar Group, Inc	18,555
73		Courier Corp	807
1,513		Covanta Holding Corp	24,949
167	*	CRA International, Inc	4,524
567		Deluxe Corp	14,011
365	*	Dolan Media Co	3,092
647		Dun & Bradstreet Corp	48,874
904		EnergySolutions, Inc	4,466
236	*	EnerNOC, Inc	3,715
269		Ennis, Inc	4,681
1,500		Equifax, Inc	52,080
172	*	Exponent, Inc	7,484
148	*	Franklin Covey Co	1,433
571	*	FTI Consulting, Inc	21,664
190	*	Fuel Tech, Inc	1,260
387		G & K Services, Inc (Class A)	13,104
772	*	Geo Group, Inc	17,779
191	*	GP Strategies Corp	2,609
825		Healthcare Services Group	13,406
200		Heidrick & Struggles International, Inc	4,528
700		Herman Miller, Inc	19,054
384	*	Higher One Holdings, Inc	7,265
270	*	Hill International, Inc	1,555
567		HNI Corp	14,243
376	*	Hudson Highland Group, Inc	2,012
279	*	Huron Consulting Group, Inc	8,429
209	*	ICF International, Inc	5,304
675	*	IHS, Inc (Class A)	56,308
259	*	Innerworkings, Inc	2,160
597		Interface, Inc (Class A)	11,564
110		Intersections, Inc	2,002
2,177		Iron Mountain, Inc	74,214
343	*	KAR Auction Services, Inc	6,486
300	*	Kelly Services, Inc (Class A)	4,950
366	*	Kforce, Inc	4,787
300		Kimball International, Inc (Class B)	1,929
546		Knoll, Inc	10,958
500	*	Korn/Ferry International	10,995
107	*	M&F Worldwide Corp	2,765
1,074		Manpower, Inc	57,619
274		McGrath RentCorp	7,694
802	*	Metalico, Inc	4,732
352		Mine Safety Appliances Co	13,144
172	*	Mistras Group, Inc	2,786
400	*	Mobile Mini, Inc	8,476
105		Multi-Color Corp	2,592

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

631	*	Navigant Consulting, Inc	$6,619
1,006	*	Nielson Holdings B.V.	31,347
817	*	Odyssey Marine Exploration, Inc	2,557
282	*	On Assignment, Inc	2,772
2,321		Pitney Bowes, Inc	53,360
313		Quad	12,163
2,582		R.R. Donnelley & Sons Co	50,633
3,913		Republic Services, Inc	120,716
514		Resources Connection, Inc	6,189
1,798		Robert Half International, Inc	48,600
772		Rollins, Inc	15,733
120	*	RPX Corp	3,364
100		Schawk, Inc (Class A)	1,656
241	*	School Specialty, Inc	3,468
624	*	Spherion Corp	5,672
189	*	Standard Parking Corp	3,018
838		Steelcase, Inc (Class A)	9,545
1,066	*	Stericycle, Inc	95,002
460	*	SYKES Enterprises, Inc	9,904
390	*	Team, Inc	9,411
728	*	Tetra Tech, Inc	16,380
159	*	TMS International Corp	2,075
712		Towers Watson & Co	46,786
220	*	TRC Cos, Inc	1,375
550	*	TrueBlue, Inc	7,964
330		Unifirst Corp	18,543
612		United Stationers, Inc	21,683
1,477	*	Verisk Analytics, Inc	51,134
263		Viad Corp	5,862
48		VSE Corp	1,195
1,413		Waste Connections, Inc	44,834
5,893		Waste Management, Inc	219,631

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,873,157

CONSUMER DURABLES & APPAREL - 1.5%
479		American Greetings Corp (Class A)	11,515
148	*	Arctic Cat, Inc	1,988
719	*	Ascena Retail Group, Inc	24,482
1,108	*	Beazer Homes USA, Inc	3,756
75		Blyth, Inc	3,776
1,127		Brunswick Corp	22,991
806		Callaway Golf Co	5,013
695	*	Carter’s, Inc	21,378
72	*	Cavco Industries, Inc	3,240
65		Cherokee, Inc	1,115
3,650		Coach, Inc	233,346
137		Columbia Sportswear Co	8,686
1,032	*	CROCS, Inc	26,574
46		CSS Industries, Inc	963
474	*	Deckers Outdoor Corp	41,778
67	*	Delta Apparel, Inc	1,139
3,350		DR Horton, Inc	38,592
3,150	*	Eastman Kodak Co	11,277
279		Ethan Allen Interiors, Inc	5,940
1,922		Fortune Brands, Inc	122,565
633	*	Fossil, Inc	74,517
642	*	Furniture Brands International, Inc	2,658
1,360		Garmin Ltd	44,921
205	*	G-III Apparel Group Ltd	7,068
1,141	*	Hanesbrands, Inc	32,576
852		Harman International Industries, Inc	38,826
1,546		Hasbro, Inc	67,916
334	*	Helen of Troy Ltd	11,533
988	*	Hovnanian Enterprises, Inc (Class A)	2,381
870	*	Iconix Brand Group, Inc	21,054
231	*	iRobot Corp	8,152

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

311	*	Jakks Pacific, Inc	$5,726
1,231		Jarden Corp	42,482
1,084		Jones Apparel Group, Inc	11,761
919		KB Home	8,988
100	*	Kenneth Cole Productions, Inc (Class A)	1,249
330	*	K-Swiss, Inc (Class A)	3,508
628	*	La-Z-Boy, Inc	6,198
256	*	Leapfrog Enterprises, Inc	1,080
1,780		Leggett & Platt, Inc	43,396
1,951		Lennar Corp (Class A)	35,411
193	*	Libbey, Inc	3,130
112		Lifetime Brands, Inc	1,315
1,307	*	Liz Claiborne, Inc	6,992
385	*	M/I Homes, Inc	4,720
300	*	Maidenform Brands, Inc	8,298
4,516		Mattel, Inc	124,144
441		MDC Holdings, Inc	10,866
377	*	Meritage Homes Corp	8,505
664	*	Mohawk Industries, Inc	39,833
200		Movado Group, Inc	3,422
3,613		Newell Rubbermaid, Inc	57,013
4,437		Nike, Inc (Class B)	399,242
74	*	NVR, Inc	53,686
200		Oxford Industries, Inc	6,752
161	*	Perry Ellis International, Inc	4,065
741		Phillips-Van Heusen Corp	48,513
402		Polaris Industries, Inc	44,690
711		Polo Ralph Lauren Corp (Class A)	94,286
567		Pool Corp	16,902
4,066	*	Pulte Homes, Inc	31,146
1,598	*	Quiksilver, Inc	7,511
101		RG Barry Corp	1,139
506		Ryland Group, Inc	8,364
1,213	*	Sealy Corp	3,069
403	*	Skechers U.S.A., Inc (Class A)	5,835
100		Skyline Corp	1,750
635	*	Smith & Wesson Holding Corp	1,905
1,250	*	Standard-Pacific Corp	4,188
100	*	Steinway Musical Instruments, Inc	2,569
420	*	Steven Madden Ltd	15,754
228		Sturm Ruger & Co, Inc	5,005
875	*	Tempur-Pedic International, Inc	59,343
558	*	Timberland Co (Class A)	23,977
1,740	*	Toll Brothers, Inc	36,088
304	*	True Religion Apparel, Inc	8,840
822		Tupperware Corp	55,444
502	*	Under Armour, Inc (Class A)	38,810
340	*	Unifi, Inc	4,692
166	*	Universal Electronics, Inc	4,193
246	*	Vera Bradley, Inc	9,397
1,068		VF Corp	115,942
515	*	Warnaco Group, Inc	26,909
60		Weyco Group, Inc	1,476
946		Whirlpool Corp	76,928
600		Wolverine World Wide, Inc	25,050

		TOTAL CONSUMER DURABLES & APPAREL	2,573,213

CONSUMER SERVICES - 2.2%
208	*	AFC Enterprises	3,422
184		Ambassadors Group, Inc	1,625
224	*	American Public Education, Inc	9,970
320		Ameristar Casinos, Inc	7,587
1,498	*	Apollo Group, Inc (Class A)	65,432
146	*	Archipelago Learning, Inc	1,440
159	*	Ascent Media Corp (Series A)	8,422
701	*	Bally Technologies, Inc	28,517

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

170	*	Benihana, Inc	$1,783
298	*	BJ’s Restaurants, Inc	15,603
379		Bob Evans Farms, Inc	13,254
704	*	Boyd Gaming Corp	6,125
141	*	Bravo Brio Restaurant Group, Inc	3,445
234	*	Bridgepoint Education, Inc	5,850
1,103		Brinker International, Inc	26,979
218	*	Buffalo Wild Wings, Inc	14,456
262	*	California Pizza Kitchen, Inc	4,839
202	*	Capella Education Co	8,454
812	*	Career Education Corp	17,174
5,332		Carnival Corp	200,643
288		CBRL Group, Inc	14,201
272		CEC Entertainment, Inc	10,910
746	*	Cheesecake Factory	23,402
385	*	Chipotle Mexican Grill, Inc (Class A)	118,653
370		Choice Hotels International, Inc	12,343
155		Churchill Downs, Inc	6,987
364	*	Coinstar, Inc	19,853
1,059	*	Corinthian Colleges, Inc	4,511
1,697		Darden Restaurants, Inc	84,443
949	*	Denny’s Corp	3,682
854		DeVry, Inc	50,497
223	*	DineEquity, Inc	11,656
767	*	Domino’s Pizza, Inc	19,359
519	*	Education Management Corp	12,425
424	*	Gaylord Entertainment Co	12,720
374	*	Grand Canyon Education, Inc	5,303
3,964		H&R Block, Inc	63,582
1,071		Hillenbrand, Inc	25,329
540	*	Hyatt Hotels Corp	22,043
3,723		International Game Technology	65,450
548		International Speedway Corp (Class A)	15,569
474	*	Interval Leisure Group, Inc	6,489
244	*	Isle of Capri Casinos, Inc	2,159
351	*	ITT Educational Services, Inc	27,462
678	*	Jack in the Box, Inc	15,445
738	*	Jamba, Inc	1,579
310	*	K12, Inc	10,273
587	*	Krispy Kreme Doughnuts, Inc	5,582
4,873	*	Las Vegas Sands Corp	205,689
484	*	Life Time Fitness, Inc	19,316
288		Lincoln Educational Services Corp	4,939
140		Mac-Gray Corp	2,163
200		Marcus Corp	1,976
3,456		Marriott International, Inc (Class A)	122,653
367		Matthews International Corp (Class A)	14,735
188	*	McCormick & Schmick’s Seafood Restaurants, Inc	1,615
12,897		McDonald’s Corp	1,087,476
4,384	*	MGM Mirage	57,913
200	*	Monarch Casino & Resort, Inc	2,088
510	*	Morgans Hotel Group Co	3,667
322	*	Multimedia Games, Inc	1,465
300	*	O’Charleys, Inc	2,193
1,101	*	Orient-Express Hotels Ltd (Class A)	11,836
360	*	Panera Bread Co (Class A)	45,238
263	*	Papa John’s International, Inc	8,747
149	*	Peet’s Coffee & Tea, Inc	8,597
929	*	Penn National Gaming, Inc	37,476
277		PF Chang’s China Bistro, Inc	11,146
793	*	Pinnacle Entertainment, Inc	11,816
154	*	Pre-Paid Legal Services, Inc	10,239
150	*	Red Robin Gourmet Burgers, Inc	5,457
674		Regis Corp	10,326
1,667	*	Royal Caribbean Cruises Ltd	62,746
779	*	Ruby Tuesday, Inc	8,398

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

200	*	Ruth’s Chris Steak House, Inc	$1,122
774	*	Scientific Games Corp (Class A)	8,003
2,964		Service Corp International	34,620
646	*	Shuffle Master, Inc	6,043
468		Six Flags Entertainment Corp	17,527
729	*	Sonic Corp	7,749
810		Sotheby’s (Class A)	35,235
164		Speedway Motorsports, Inc	2,326
9,364		Starbucks Corp	369,784
2,434		Starwood Hotels & Resorts Worldwide, Inc	136,401
20	*	Steak N Shake Co	7,821
185	*	Steiner Leisure Ltd	8,451
1,142		Stewart Enterprises, Inc (Class A)	8,337
171		Strayer Education, Inc	21,613
687		Texas Roadhouse, Inc (Class A)	12,047
250	*	Town Sports International Holdings, Inc	1,903
228		Universal Technical Institute, Inc	4,508
437		Vail Resorts, Inc	20,198
406		Weight Watchers International, Inc	30,641
3,949		Wendy’s/Arby’s Group, Inc (Class A)	20,021
698	*	WMS Industries, Inc	21,443
2,126		Wyndham Worldwide Corp	71,540
970		Wynn Resorts Ltd	139,234
5,786		Yum! Brands, Inc	319,619

		TOTAL CONSUMER SERVICES	4,183,023

DIVERSIFIED FINANCIALS - 6.7%
700		Advance America Cash Advance Centers, Inc	4,823
647	*	Affiliated Managers Group, Inc	65,638
4,393	*	American Capital Ltd	43,622
13,059		American Express Co	675,150
3,011		Ameriprise Financial, Inc	173,674
2,330		Apollo Investment Corp	23,789
2,546		Ares Capital Corp	40,914
341		Artio Global Investors, Inc	3,853
126,086		Bank of America Corp	1,381,903
15,436		Bank of New York Mellon Corp	395,470
949		BGC Partners, Inc (Class A)	7,336
678		BlackRock Kelso Capital Corp	6,082
1,154		BlackRock, Inc	221,349
945	*	Broadpoint Securities Group, Inc	1,928
200		Calamos Asset Management, Inc (Class A)	2,904
5,708		Capital One Financial Corp	294,932
47		Capital Southwest Corp	4,337
400		Cash America International, Inc	23,148
656		CBOE Holdings, Inc	16,138
12,712		Charles Schwab Corp	209,112
35,969		Citigroup, Inc	1,497,748
841		CME Group, Inc	245,227
207		Cohen & Steers, Inc	6,862
398		Compass Diversified Trust	6,563
888	*	Cowen Group, Inc	3,339
82	*	Credit Acceptance Corp	6,927
22		Diamond Hill Investment Group, Inc	1,788
6,777		Discover Financial Services	181,285
450	*	Dollar Financial Corp	9,743
332		Duff & Phelps Corp	4,260
3,332	*	E*Trade Financial Corp	45,982
1,406		Eaton Vance Corp	42,503
161	*	Encore Capital Group, Inc	4,946
160		Epoch Holding Corp	2,856
186		Evercore Partners, Inc (Class A)	6,198
545	*	Ezcorp, Inc (Class A)	19,388
653	*	FBR Capital Markets Corp	2,220
1,409		Federated Investors, Inc (Class B)	33,591
834		Fifth Street Finance Corp	9,674

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

474	*	Financial Engines, Inc	$12,286
363	*	First Cash Financial Services, Inc	15,242
641	*	First Marblehead Corp	1,135
1,800		Franklin Resources, Inc	236,322
80		Friedman Billings Ramsey Group, Inc (Class A)	2,511
69		GAMCO Investors, Inc (Class A)	3,194
704		GFI Group, Inc	3,231
239		Gladstone Capital Corp	2,208
252		Gladstone Investment Corp	1,799
6,435		Goldman Sachs Group, Inc	856,435
92		Golub Capital BDC, Inc	1,374
276	*	Green Dot Corp	9,378
354		Greenhill & Co, Inc	19,052
322	*	Harris & Harris Group, Inc	1,652
426		Hercules Technology Growth Capital, Inc	4,482
225	*	HFF, Inc (Class A)	3,395
441		Interactive Brokers Group, Inc (Class A)	6,902
960	*	IntercontinentalExchange, Inc	119,722
153	*	International Assets Holding Corp	3,704
405	*	Internet Capital Group, Inc	4,953
5,995		Invesco Ltd	140,283
524	*	Investment Technology Group, Inc	7,346
17,069		iShares Russell 3000 Index Fund	1,353,402
2,289		Janus Capital Group, Inc	21,608
1,634		Jefferies Group, Inc	33,334
173		JMP Group, Inc	1,216
49,391		JPMorgan Chase & Co	2,022,067
422		KBW, Inc	7,891
1,888	*	Knight Capital Group, Inc (Class A)	20,806
240	*	Kohlberg Capital Corp	1,908
1,144	*	Ladenburg Thalmann Financial Services, Inc	1,579
1,377		Lazard Ltd (Class A)	51,087
1,957		Legg Mason, Inc	64,111
2,393		Leucadia National Corp	81,601
425	*	LPL Investment Holdings, Inc	14,539
250		Main Street Capital Corp	4,738
383		MarketAxess Holdings, Inc	9,598
102	*	Marlin Business Services Corp	1,290
778		MCG Capital Corp	4,730
175		Medallion Financial Corp	1,706
2,044	*	MF Global Holdings Ltd	15,821
2,471		Moody’s Corp	94,763
19,195		Morgan Stanley	441,677
1,492	*	MSCI, Inc (Class A)	56,219
407		MVC Capital, Inc	5,385
1,637	*	Nasdaq Stock Market, Inc	41,416
320		Nelnet, Inc (Class A)	7,059
370	*	Netspend Holdings, Inc	3,700
341	*	NewStar Financial, Inc	3,642
300		NGP Capital Resources Co	2,460
120	*	Nicholas Financial, Inc	1,426
2,854		Northern Trust Corp	131,170
3,386		NYSE Euronext	116,038
116		Oppenheimer Holdings, Inc	3,272
480		optionsXpress Holdings, Inc	8,006
385		PennantPark Investment Corp	4,316
639	*	PHH Corp	13,112
272	*	Pico Holdings, Inc	7,888
236	*	Piper Jaffray Cos	6,799
205	*	Portfolio Recovery Associates, Inc	17,382
499	*	Primus Guaranty Ltd	2,620
1,269		Prospect Capital Corp	12,830
90		Pzena Investment Management, Inc (Class A)	511
1,266		Raymond James Financial, Inc	40,702
219	*	Safeguard Scientifics, Inc	4,135
209		Sanders Morris Harris Group, Inc	1,649

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,802		SEI Investments Co	$40,563
6,449		SLM Corp	108,408
456		Solar Capital Ltd	11,259
6,265		State Street Corp	282,489
676	*	Stifel Financial Corp	24,241
289		SWS Group, Inc	1,731
3,302		T Rowe Price Group, Inc	199,243
2,921		TD Ameritrade Holding Corp	56,989
104		THL Credit, Inc	1,352
330		TICC Capital Corp	3,168
227		Triangle Capital Corp	4,190
56	*	Virtus Investment Partners, Inc	3,399
1,037		Waddell & Reed Financial, Inc (Class A)	37,695
61		Westwood Holdings Group, Inc	2,324
199	*	World Acceptance Corp	13,048

		TOTAL DIVERSIFIED FINANCIALS	12,715,116

ENERGY - 11.5%
2,642	*	Abraxas Petroleum Corp	10,119
142		Alon USA Energy, Inc	1,600
2,853	*	Alpha Natural Resources, Inc	129,640
218	*	Amyris Biotechnologies, Inc	6,124
6,185		Anadarko Petroleum Corp	474,761
4,765		Apache Corp	587,953
180		APCO Argentina, Inc	15,647
284	*	Approach Resources, Inc	6,438
2,042		Arch Coal, Inc	54,440
643	*	ATP Oil & Gas Corp	9,844
675	*	Atwood Oceanics, Inc	29,788
5,392		Baker Hughes, Inc	391,243
369	*	Basic Energy Services, Inc	11,612
617		Berry Petroleum Co (Class A)	32,781
553	*	Bill Barrett Corp	25,632
1,271	*	BPZ Energy, Inc	4,169
1,428	*	Brigham Exploration Co	42,740
433		Bristow Group, Inc	22,092
1,290		Cabot Oil & Gas Corp	85,540
1,143	*	Cal Dive International, Inc	6,835
354	*	Callon Petroleum Co	2,485
3,069	*	Cameron International Corp	154,340
235		CARBO Ceramics, Inc	38,293
483	*	Carrizo Oil & Gas, Inc	20,165
882	*	Cheniere Energy, Inc	8,079
8,173		Chesapeake Energy Corp	242,656
24,986		Chevron Corp	2,569,560
1,064		Cimarex Energy Co	95,675
90	*	Clayton Williams Energy, Inc	5,405
485	*	Clean Energy Fuels Corp	6,378
755	*	Cloud Peak Energy, Inc	16,082
1,471	*	Cobalt International Energy, Inc	20,050
935	*	Complete Production Services, Inc	31,192
599	*	Comstock Resources, Inc	17,245
1,248	*	Concho Resources, Inc	114,629
17,570		ConocoPhillips	1,321,088
2,815		Consol Energy, Inc	136,471
151	*	Contango Oil & Gas Co	8,824
365	*	Continental Resources, Inc	23,692
598		Core Laboratories NV	66,701
456		Crosstex Energy, Inc	5,426
1,093	*	CVR Energy, Inc	26,910
80	*	Dawson Geophysical Co	2,732
69		Delek US Holdings, Inc	1,083
4,935	*	Denbury Resources, Inc	98,700
5,257	*	Devon Energy Corp	414,304
449		DHT Maritime, Inc	1,720
829		Diamond Offshore Drilling, Inc	58,370

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

994	*	Dresser-Rand Group, Inc	$53,428
416	*	Dril-Quip, Inc	28,217
9,620		El Paso Corp	194,324
780	*	Endeavour International Corp	11,755
866		Energen Corp	48,929
354	*	Energy Partners Ltd	5,243
938	*	Energy XXI Bermuda Ltd	31,160
3,337		EOG Resources, Inc	348,883
1,668		Equitable Resources, Inc	87,603
1,767		EXCO Resources, Inc	31,188
747	*	Exterran Holdings, Inc	14,813
61,227		Exxon Mobil Corp	4,982,653
2,987	*	FMC Technologies, Inc	133,788
1,348	*	Forest Oil Corp	36,005
1,325		Frontier Oil Corp	42,811
623		Frontline Ltd	9,183
386	*	FX Energy, Inc	3,389
1,809	*	Gastar Exploration Ltd	6,205
570		General Maritime Corp	770
153	*	Georesources, Inc	3,441
690	*	Global Geophysical Services, Inc	12,282
1,315	*	Global Industries Ltd	7,206
1,500	*	GMX Resources, Inc	6,675
457		Golar LNG Ltd	15,945
321	*	Goodrich Petroleum Corp	5,910
143	*	Green Plains Renewable Energy, Inc	1,543
190		Gulf Island Fabrication, Inc	6,133
287	*	Gulfmark Offshore, Inc	12,683
484	*	Gulfport Energy Corp	14,370
11,419		Halliburton Co	582,368
978	*	Harvest Natural Resources, Inc	10,787
1,341	*	Helix Energy Solutions Group, Inc	22,207
1,186		Helmerich & Payne, Inc	78,418
1,501	*	Hercules Offshore, Inc	8,271
3,751		Hess Corp	280,425
524		Holly Corp	36,366
301	*	Hornbeck Offshore Services, Inc	8,278
220		Houston American Energy Corp	3,989
1,947	*	Hyperdynamics Corp	8,372
1,704	*	ION Geophysical Corp	16,120
13	*	Isramco, Inc	859
420	*	James River Coal Co	8,744
1,861	*	Key Energy Services, Inc	33,498
1,756		Kinder Morgan, Inc	50,450
185		Knightsbridge Tankers Ltd	4,076
2,999	*	Kodiak Oil & Gas Corp	17,304
409	*	Kosmos Energy LLC	6,945
192	*	L&L Energy, Inc	985
400		Lufkin Industries, Inc	34,420
1,790	*	Magnum Hunter Resources Corp	12,100
8,852		Marathon Oil Corp	466,323
440	*	Matrix Service Co	5,887
2,913	*	McDermott International, Inc	57,707
1,294	*	McMoRan Exploration Co	23,913
1,226	*	Miller Petroleum, Inc	7,846
120	*	Mitcham Industries, Inc	2,076
2,424		Murphy Oil Corp	159,160
3,568	*	Nabors Industries Ltd	87,916
5,266		National Oilwell Varco, Inc	411,853
136	*	Natural Gas Services Group, Inc	2,198
1,672	*	Newfield Exploration Co	113,729
1,250	*	Newpark Resources, Inc	11,338
2,197		Noble Energy, Inc	196,917
562		Nordic American Tanker Shipping	12,780
746	*	Northern Oil And Gas, Inc	16,524
743	*	Oasis Petroleum, Inc	22,052

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

10,104		Occidental Petroleum Corp	$1,051,220
1,326		Oceaneering International, Inc	53,703
637	*	Oil States International, Inc	50,903
443		Overseas Shipholding Group, Inc	11,934
42	*	OYO Geospace Corp	4,200
4,228	*	Pacific Asia Petroleum, Inc	5,623
85		Panhandle Oil and Gas, Inc (Class A)	2,507
1,722	*	Parker Drilling Co	10,074
1,236	*	Patriot Coal Corp	27,513
1,923		Patterson-UTI Energy, Inc	60,786
3,378		Peabody Energy Corp	198,998
551		Penn Virginia Corp	7,279
3,628	*	PetroHawk Energy Corp	89,503
229	*	Petroleum Development Corp	6,849
815	*	Petroquest Energy, Inc	5,721
149	*	PHI, Inc	3,238
568	*	Pioneer Drilling Co	8,656
1,462		Pioneer Natural Resources Co	130,951
1,680	*	Plains Exploration & Production Co	64,042
2,161		Questar Market Resources, Inc	90,395
1,420	*	Quicksilver Resources, Inc	20,959
1,969		Range Resources Corp	109,280
2,606	*	Rentech, Inc	2,762
460	*	Resolute Energy Corp	7,434
494	*	Rex Energy Corp	5,073
92	*	Rex Stores Corp	1,527
657	*	Rosetta Resources, Inc	33,862
1,533	*	Rowan Cos, Inc	59,496
505		RPC, Inc	12,393
5,100	*	SandRidge Energy, Inc	54,366
16,866		Schlumberger Ltd	1,457,221
156	*	Scorpio Tankers, Inc	1,558
272		SEACOR Holdings, Inc	27,189
517	*	SemGroup Corp	13,271
482		Ship Finance International Ltd	8,686
135	*	Solazyme, Inc	3,101
1,550		Southern Union Co	62,233
4,325	*	Southwestern Energy Co	185,456
8,242		Spectra Energy Corp	225,913
754		St. Mary Land & Exploration Co	55,404
539	*	Stone Energy Corp	16,380
1,505		Sunoco, Inc	62,774
943	*	Superior Energy Services	35,023
514	*	Swift Energy Co	19,157
5,451	*	Syntroleum Corp	8,013
200		Targa Resources Investments, Inc	6,692
480		Teekay Corp	14,822
320		Teekay Tankers Ltd (Class A)	3,008
364	*	Tesco Corp	7,065
1,783	*	Tesoro Corp	40,849
974	*	Tetra Technologies, Inc	12,399
645		Tidewater, Inc	34,707
522	*	Triangle Petroleum Corp	3,372
1,944	*	Ultra Petroleum Corp	89,035
300	*	Union Drilling, Inc	3,087
488	*	Unit Corp	29,734
797	*	Uranerz Energy Corp	2,407
1,254	*	Uranium Energy Corp	3,837
1,160	*	Uranium Resources, Inc	1,937
1,290	*	Ur-Energy, Inc	2,064
1,472	*	USEC, Inc	4,916
621	*	Vaalco Energy, Inc	3,738
7,139		Valero Energy Corp	182,544
5,036	*	Vantage Drilling Co	9,166
231	*	Venoco, Inc	2,943
580	*	Voyager Oil & Gas	1,723

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

414		W&T Offshore, Inc	$10,814
580	*	Warren Resources, Inc	2,210
925	*	Western Refining, Inc	16,715
125	*	Westmoreland Coal Co	2,219
1,408	*	Whiting Petroleum Corp	80,129
1,032	*	Willbros Group, Inc	8,813
7,343		Williams Cos, Inc	222,126
874		World Fuel Services Corp	31,403
310	*	Zion Oil & Gas, Inc	1,845

		TOTAL ENERGY	21,645,934

FOOD & STAPLES RETAILING - 1.9%
207		Andersons, Inc	8,746
15		Arden Group, Inc (Class A)	1,380
650	*	BJ’s Wholesale Club, Inc	32,728
496		Casey’s General Stores, Inc	21,824
5,431		Costco Wholesale Corp	441,214
16,853		CVS Corp	633,336
350	*	Fresh Market, Inc	13,538
100		Ingles Markets, Inc (Class A)	1,655
7,540		Kroger Co	186,992
180		Nash Finch Co	6,446
248	*	Pantry, Inc	4,660
187		Pricesmart, Inc	9,580
7,015	*	Rite Aid Corp	9,330
610		Ruddick Corp	26,559
4,400		Safeway, Inc	102,828
217		Spartan Stores, Inc	4,238
2,554		Supervalu, Inc	24,033
91	*	Susser Holdings Corp	1,431
7,360		Sysco Corp	229,485
668	*	United Natural Foods, Inc	28,504
77		Village Super Market (Class A)	2,134
11,377		Walgreen Co	483,067
22,057		Wal-Mart Stores, Inc	1,172,108
133		Weis Markets, Inc	5,417
1,912		Whole Foods Market, Inc	121,316
610	*	Winn-Dixie Stores, Inc	5,155

		TOTAL FOOD & STAPLES RETAILING	3,577,704

FOOD, BEVERAGE & TOBACCO - 4.9%
100		Alico, Inc	2,562
1,062	*	Alliance One International, Inc	3,430
26,022		Altria Group, Inc	687,241
7,931		Archer Daniels Midland Co	239,120
571		B&G Foods, Inc (Class A)	11,774
100	*	Boston Beer Co, Inc (Class A)	8,960
1,312		Brown-Forman Corp (Class B)	97,993
1,858		Bunge Ltd	128,109
125		Calavo Growers, Inc	2,633
200		Cal-Maine Foods, Inc	6,392
2,226		Campbell Soup Co	76,908
841	*	Central European Distribution Corp	9,419
536	*	Chiquita Brands International, Inc	6,979
77		Coca-Cola Bottling Co Consolidated	5,210
24,557		Coca-Cola Co	1,652,441
4,042		Coca-Cola Enterprises, Inc	117,946
5,228		ConAgra Foods, Inc	134,935
2,181	*	Constellation Brands, Inc (Class A)	45,408
949		Corn Products International, Inc	52,461
1,454	*	Darling International, Inc	25,736
2,171	*	Dean Foods Co	26,638
262		Diamond Foods, Inc	20,001
433	*	Dole Food Co, Inc	5,854
2,800		Dr Pepper Snapple Group, Inc	117,404
200		Farmer Bros Co	2,028
1,421		Flowers Foods, Inc	31,308

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

476		Fresh Del Monte Produce, Inc	$12,695
7,937		General Mills, Inc	295,415
1,528	*	Green Mountain Coffee Roasters, Inc	136,389
38		Griffin Land & Nurseries, Inc (Class A)	1,235
3,984		H.J. Heinz Co	212,268
490	*	Hain Celestial Group, Inc	16,346
870	*	Hansen Natural Corp	70,427
954	*	Heckmann Corp	5,762
1,934		Hershey Co	109,948
1,690		Hormel Foods Corp	50,379
125		Imperial Sugar Co	2,500
192		J&J Snack Foods Corp	9,571
1,442		J.M. Smucker Co	110,226
3,059		Kellogg Co	169,224
20,275		Kraft Foods, Inc (Class A)	714,288
260		Lancaster Colony Corp	15,813
591		Lance, Inc	12,783
101		Limoneira Co	2,282
1,787		Lorillard, Inc	194,551
1,734		McCormick & Co, Inc	85,954
2,541		Mead Johnson Nutrition Co	171,645
1,727		Molson Coors Brewing Co (Class B)	77,266
129		National Beverage Corp	1,890
245	*	Omega Protein Corp	3,381
19,647		PepsiCo, Inc	1,383,738
22,104		Philip Morris International, Inc	1,475,885
586	*	Pilgrim’s Pride Corp	3,170
751	*	Ralcorp Holdings, Inc	65,022
4,046		Reynolds American, Inc	149,904
272		Sanderson Farms, Inc	12,996
7,390		Sara Lee Corp	140,336
77	*	Seneca Foods Corp	1,970
718	*	Smart Balance, Inc	3,719
2,062	*	Smithfield Foods, Inc	45,096
1,331	*	Star Scientific, Inc	5,990
215	*	Synutra International, Inc	2,111
390		Tootsie Roll Industries, Inc	11,411
417	*	TreeHouse Foods, Inc	22,772
3,645		Tyson Foods, Inc (Class A)	70,786
302		Universal Corp	11,376
760		Vector Group Ltd	13,520

		TOTAL FOOD, BEVERAGE & TOBACCO	9,420,930

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
247	*	Abaxis, Inc	6,731
400	*	Abiomed, Inc	6,480
501	*	Accretive Health, Inc	14,424
682	*	Accuray, Inc	5,463
4,718		Aetna, Inc	208,017
114	*	Air Methods Corp	8,520
700	*	Align Technology, Inc	15,960
312	*	Alliance Imaging, Inc	1,186
2,366	*	Allscripts Healthcare Solutions, Inc	45,948
72	*	Almost Family, Inc	1,973
620	*	Alphatec Holdings, Inc	2,158
341	*	Amedisys, Inc	9,081
155	*	American Dental Partners, Inc	2,009
546	*	Amerigroup Corp	38,477
3,407		AmerisourceBergen Corp	141,050
357	*	AMN Healthcare Services, Inc	2,970
451	*	Amsurg Corp	11,785
150		Analogic Corp	7,889
275	*	Angiodynamics, Inc	3,913
844	*	Antares Pharma, Inc	1,865
325	*	Arthrocare Corp	10,878
264		Assisted Living Concepts, Inc (A Shares)	4,430

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

404	*	athenahealth, Inc	$16,604
170	*	AtriCure, Inc	2,193
18		Atrion Corp	3,560
1,156		Bard (C.R.), Inc	126,998
7,088		Baxter International, Inc	423,083
2,719		Becton Dickinson & Co	234,296
350	*	Biolase Technology, Inc	1,799
412	*	Bio-Reference Labs, Inc	8,611
496	*	BioScrip, Inc	3,219
18,988	*	Boston Scientific Corp	131,207
1,200	*	Brookdale Senior Living, Inc	29,100
146		Cantel Medical Corp	3,929
236	*	Capital Senior Living Corp	2,192
4,480		Cardinal Health, Inc	203,482
291	*	CardioNet, Inc	1,545
160	*	Cardiovascular Systems, Inc	2,330
2,778	*	CareFusion Corp	75,478
560	*	Catalyst Health Solutions, Inc	31,259
390	*	CBaySystems Holdings Ltd	5,039
593	*	Centene Corp	21,069
1,766	*	Cerner Corp	107,920
449	*	Cerus Corp	1,347
281		Chemed Corp	18,411
128	*	Chindex International, Inc	1,743
3,363		Cigna Corp	172,959
1,183	*	Community Health Systems, Inc	30,379
185		Computer Programs & Systems, Inc	11,744
342	*	Conceptus, Inc	3,991
450	*	Conmed Corp	12,816
370	*	Continucare Corp	2,287
574		Cooper Cos, Inc	45,484
90	*	Corvel Corp	4,221
1,774	*	Coventry Health Care, Inc	64,698
6,161		Covidien plc	327,950
296	*	Cross Country Healthcare, Inc	2,250
253	*	CryoLife, Inc	1,417
327	*	Cyberonics, Inc	9,140
85	*	Cynosure, Inc (Class A)	1,029
1,187	*	DaVita, Inc	102,806
545	*	Delcath Systems, Inc	2,812
1,806		Dentsply International, Inc	68,772
689	*	DexCom, Inc	9,984
112	*	DynaVox, Inc	851
1,386	*	Edwards Lifesciences Corp	120,831
340	*	Emdeon, Inc	4,461
280	*	Emeritus Corp	5,950
536	*	Endologix, Inc	4,985
270		Ensign Group, Inc	8,205
78	*	Exactech, Inc	1,405
338	*	EXamWorks, Inc	8,582
6,575	*	Express Scripts, Inc	354,919
374	*	Five Star Quality Care, Inc	2,173
645	*	Gen-Probe, Inc	44,602
376	*	Gentiva Health Services, Inc	7,832
269	*	Greatbatch, Inc	7,215
360	*	Haemonetics Corp	23,173
414	*	Hanger Orthopedic Group, Inc	10,131
191	*	Hansen Medical, Inc	651
1,625	*	HCA Holdings, Inc	53,625
3,008	*	Health Management Associates, Inc (Class A)	32,426
1,131	*	Health Net, Inc	36,294
1,191	*	Healthsouth Corp	31,264
851	*	Healthspring, Inc	39,240
190	*	HealthStream, Inc	2,521
402	*	Healthways, Inc	6,102
149	*	HeartWare International, Inc	11,038

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,245	*	Henry Schein, Inc	$89,130
759		Hill-Rom Holdings, Inc	34,944
335	*	HMS Holdings Corp	25,751
3,249	*	Hologic, Inc	65,532
2,092		Humana, Inc	168,490
154	*	ICU Medical, Inc	6,730
720	*	Idexx Laboratories, Inc	55,843
866	*	Immucor, Inc	17,684
573	*	Insulet Corp	12,703
289	*	Integra LifeSciences Holdings Corp	13,817
492	*	Intuitive Surgical, Inc	183,078
316		Invacare Corp	10,488
1,041	*	Inverness Medical Innovations, Inc	38,121
220	*	IPC The Hospitalist Co, Inc	10,197
205	*	IRIS International, Inc	2,048
66	*	Kensey Nash Corp	1,665
613	*	Kindred Healthcare, Inc	13,161
794	*	Kinetic Concepts, Inc	45,758
1,245	*	Laboratory Corp of America Holdings	120,504
174		Landauer, Inc	10,717
267	*	LHC Group, Inc	6,157
654	*	LifePoint Hospitals, Inc	25,558
1,219		Lincare Holdings, Inc	35,680
430	*	Magellan Health Services, Inc	23,538
397	*	MAKO Surgical Corp	11,803
611		Masimo Corp	18,134
3,133		McKesson Corp	262,075
486	*	MedAssets, Inc	6,493
164	*	Medcath Corp	2,229
4,971	*	Medco Health Solutions, Inc	280,961
147	*	Medical Action Industries, Inc	1,198
231	*	Medidata Solutions, Inc	5,514
13,302		Medtronic, Inc	512,526
314	*	Merge Healthcare, Inc	1,633
489		Meridian Bioscience, Inc	11,790
387	*	Merit Medical Systems, Inc	6,954
478	*	Metropolitan Health Networks, Inc	2,290
349	*	Molina Healthcare, Inc	9,465
131	*	MWI Veterinary Supply, Inc	10,581
100		National Healthcare Corp	4,957
316	*	Natus Medical, Inc	4,787
250	*	Neogen Corp	11,303
1,084	*	Neoprobe Corp	3,599
472	*	NuVasive, Inc	15,519
452	*	NxStage Medical, Inc	9,411
1,451		Omnicare, Inc	46,272
387	*	Omnicell, Inc	6,033
360	*	OraSure Technologies, Inc	3,071
181	*	Orthofix International NV	7,687
754		Owens & Minor, Inc	26,005
200	*	Palomar Medical Technologies, Inc	2,256
1,289		Patterson Cos, Inc	42,395
598	*	Pediatrix Medical Group, Inc	43,170
373	*	PharMerica Corp	4,759
97	*	Providence Service Corp	1,227
731	*	PSS World Medical, Inc	20,475
226		Quality Systems, Inc	19,730
1,841		Quest Diagnostics, Inc	108,803
333	*	Quidel Corp	5,045
380	*	RadNet, Inc	1,672
1,903	*	Resmed, Inc	58,898
198	*	Rockwell Medical Technologies, Inc	2,542
611	*	RTI Biologics, Inc	1,656
230	*	Rural	3,965
599	*	Select Medical Holdings Corp	5,313
694	*	Sirona Dental Systems, Inc	36,851

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

246	*	Skilled Healthcare Group, Inc (Class A)	$2,327
685	*	Solta Medical, Inc	1,891
166	*	SonoSite, Inc	5,838
330	*	Spectranetics Corp	2,053
4,088		St. Jude Medical, Inc	194,916
407	*	Staar Surgical Co	2,157
300	*	Stereotaxis, Inc	1,053
745		STERIS Corp	26,060
3,896		Stryker Corp	228,656
199	*	Sun Healthcare Group, Inc	1,596
1,257	*	Sunrise Senior Living, Inc	11,979
147	*	SurModics, Inc	1,632
738	*	SXC Health Solutions Corp	43,483
376	*	Symmetry Medical, Inc	3,373
280	*	Synergetics USA, Inc	1,543
146	*	Synovis Life Technologies, Inc	2,543
332	*	Team Health Holdings, Inc	7,473
484		Teleflex, Inc	29,553
5,785	*	Tenet Healthcare Corp	36,098
682	*	Thoratec Corp	22,383
128	*	Tornier BV	3,450
76	*	Transcend Services, Inc	2,234
246	*	Triple-S Management Corp (Class B)	5,346
584	*	Unilife Corp	3,025
13,465		UnitedHealth Group, Inc	694,524
417		Universal American Corp	4,566
1,112		Universal Health Services, Inc (Class B)	57,301
260	*	Uroplasty, Inc	1,950
133		US Physical Therapy, Inc	3,289
1,505	*	Varian Medical Systems, Inc	105,380
200	*	Vascular Solutions, Inc	2,480
1,033	*	VCA Antech, Inc	21,900
603	*	Volcano Corp	19,471
530	*	WellCare Health Plans, Inc	27,247
4,565		WellPoint, Inc	359,585
397		West Pharmaceutical Services, Inc	17,373
456	*	Wright Medical Group, Inc	6,840
68		Young Innovations, Inc	1,939
2,443	*	Zimmer Holdings, Inc	154,398
255	*	Zoll Medical Corp	14,448

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	8,492,530

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
5,392		Avon Products, Inc	150,977
798	*	Central Garden and Pet Co (Class A)	8,100
1,786		Church & Dwight Co, Inc	72,404
1,657		Clorox Co	111,748
6,076		Colgate-Palmolive Co	531,103
350	*	Elizabeth Arden, Inc	10,161
867	*	Energizer Holdings, Inc	62,736
1,327		Estee Lauder Cos (Class A)	139,587
204		Female Health Co	1,020
1,488		Herbalife Ltd	85,768
140		Inter Parfums, Inc	3,224
4,882		Kimberly-Clark Corp	324,946
152	*	Medifast, Inc	3,607
140	*	Nature’s Sunshine Products, Inc	2,727
679		Nu Skin Enterprises, Inc (Class A)	25,496
127	*	Nutraceutical International Corp	1,953
63		Oil-Dri Corp of America	1,349
621	*	Prestige Brands Holdings, Inc	7,974
34,694		Procter & Gamble Co	2,205,498
238	*	Revlon, Inc (Class A)	3,998
217	*	Spectrum Brands, Inc	6,944
92	*	USANA Health Sciences, Inc	2,878
314		WD-40 Co	12,259

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,776,457

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 3.7%
4,194		ACE Ltd	$276,049
5,812		Aflac, Inc	271,304
70	*	Alleghany Corp	23,318
599		Allied World Assurance Co Holdings Ltd	34,490
6,498		Allstate Corp	198,384
629		American Equity Investment Life Holding Co	7,995
1,036		American Financial Group, Inc	36,975
5,461	*	American International Group, Inc	160,117
85		American National Insurance Co	6,588
118	*	American Safety Insurance Holdings Ltd	2,259
202	*	Amerisafe, Inc	4,569
294		Amtrust Financial Services, Inc	6,697
4,185		AON Corp	214,691
1,780	*	Arch Capital Group Ltd	56,818
374		Argo Group International Holdings Ltd	11,115
1,551		Arthur J. Gallagher & Co	44,266
961		Aspen Insurance Holdings Ltd	24,727
1,198		Assurant, Inc	43,451
2,211		Assured Guaranty Ltd	36,061
1,609		Axis Capital Holdings Ltd	49,815
125		Baldwin & Lyons, Inc (Class B)	2,896
21,735	*	Berkshire Hathaway, Inc (Class B)	1,682,071
1,536		Brown & Brown, Inc	39,414
3,636		Chubb Corp	227,650
1,758		Cincinnati Financial Corp	51,298
387	*	Citizens, Inc (Class A)	2,639
303		CNA Financial Corp	8,802
2,903	*	Conseco, Inc	22,963
245		Crawford & Co (Class B)	1,732
571		Delphi Financial Group, Inc (Class A)	16,679
143		Donegal Group, Inc (Class A)	1,830
280	*	eHealth, Inc	3,741
60		EMC Insurance Group, Inc	1,146
620		Employers Holdings, Inc	10,397
551		Endurance Specialty Holdings Ltd	22,773
76	*	Enstar Group Ltd	7,941
363		Erie Indemnity Co (Class A)	25,671
631		Everest Re Group Ltd	51,584
155		FBL Financial Group, Inc (Class A)	4,983
2,808		Fidelity National Title Group, Inc (Class A)	44,198
1,253		First American Financial Corp	19,609
472		Flagstone Reinsurance Holdings Ltd	3,979
118	*	Fpic Insurance Group, Inc	4,918
5,894	*	Genworth Financial, Inc (Class A)	60,590
327	*	Greenlight Capital Re Ltd (Class A)	8,597
136	*	Hallmark Financial Services	1,070
539		Hanover Insurance Group, Inc	20,326
168		Harleysville Group, Inc	5,237
5,508		Hartford Financial Services Group, Inc	145,246
1,378		HCC Insurance Holdings, Inc	43,407
525	*	Hilltop Holdings, Inc	4,641
467		Horace Mann Educators Corp	7,290
205		Infinity Property & Casualty Corp	11,205
77		Kansas City Life Insurance Co	2,399
3,894		Lincoln National Corp	110,940
3,940		Loews Corp	165,835
553		Maiden Holdings Ltd	5,032
121	*	Markel Corp	48,014
6,815		Marsh & McLennan Cos, Inc	212,560
1,052		Max Capital Group Ltd	23,460
1,717	*	MBIA, Inc	14,921
694		Meadowbrook Insurance Group, Inc	6,878
303		Mercury General Corp	11,965
10,195		Metlife, Inc	447,255
855		Montpelier Re Holdings Ltd	15,390

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

667	*	National Financial Partners Corp	$7,697
173		National Interstate Corp	3,962
27		National Western Life Insurance Co (Class A)	4,306
149	*	Navigators Group, Inc	7,003
3,022		Old Republic International Corp	35,509
313		OneBeacon Insurance Group Ltd (Class A)	4,191
896		PartnerRe Ltd	61,690
1,675	*	Phoenix Cos, Inc	4,121
543		Platinum Underwriters Holdings Ltd	18,049
200		Presidential Life Corp	2,088
424		Primerica, Inc	9,315
4,126		Principal Financial Group	125,513
400	*	ProAssurance Corp	28,000
8,090		Progressive Corp	172,964
1,036		Protective Life Corp	23,963
5,979		Prudential Financial, Inc	380,205
912		Reinsurance Group of America, Inc (Class A)	55,504
697		RenaissanceRe Holdings Ltd	48,755
224		RLI Corp	13,870
200		Safety Insurance Group, Inc	8,408
257		SeaBright Insurance Holdings, Inc	2,544
656		Selective Insurance Group, Inc	10,673
628		Stancorp Financial Group, Inc	26,495
200		State Auto Financial Corp	3,486
200		Stewart Information Services Corp	2,006
839		Symetra Financial Corp	11,268
993		Torchmark Corp	63,691
503		Tower Group, Inc	11,981
713		Transatlantic Holdings, Inc	34,944
5,206		Travelers Cos, Inc	303,926
257	*	United America Indemnity Ltd	5,700
234		United Fire & Casualty Co	4,065
614		Unitrin, Inc	18,217
4,006		UnumProvident Corp	102,073
962		Validus Holdings Ltd	29,774
1,419		W.R. Berkley Corp	46,032
92		White Mountains Insurance Group Ltd	38,655
3,842		XL Capital Ltd	84,447

		TOTAL INSURANCE	6,955,951

MATERIALS - 4.4%
412		A. Schulman, Inc	10,378
78	*	AEP Industries, Inc	2,277
2,633		Air Products & Chemicals, Inc	251,662
1,071		Airgas, Inc	75,013
1,349		AK Steel Holding Corp	21,260
1,140		Albemarle Corp	78,888
12,862		Alcoa, Inc	203,991
1,325		Allegheny Technologies, Inc	84,098
1,107	*	Allied Nevada Gold Corp	39,155
292		AMCOL International Corp	11,143
241		American Vanguard Corp	3,126
816		Aptargroup, Inc	42,709
297		Arch Chemicals, Inc	10,229
983		Ashland, Inc	63,521
331		Balchem Corp	14,491
2,222		Ball Corp	85,458
1,312		Bemis Co, Inc	44,319
1,302		Boise, Inc	10,143
300	*	Brush Engineered Materials, Inc	11,091
520		Buckeye Technologies, Inc	14,030
793		Cabot Corp	31,617
730	*	Calgon Carbon Corp	12,410
574		Carpenter Technology Corp	33,108
200	*	Castle (A.M.) & Co	3,322
1,861		Celanese Corp (Series A)	99,210

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

742	*	Century Aluminum Co	$11,612
890		CF Industries Holdings, Inc	126,086
1,194	*	Chemtura	21,731
258	*	Clearwater Paper Corp	17,616
1,700		Cleveland-Cliffs, Inc	157,165
1,061	*	Coeur d’Alene Mines Corp	25,740
1,329		Commercial Metals Co	19,071
404		Compass Minerals International, Inc	34,772
2,027	*	Crown Holdings, Inc	78,688
584		Cytec Industries, Inc	33,399
127		Deltic Timber Corp	6,819
508		Domtar Corporation	48,118
14,514		Dow Chemical Co	522,504
11,424		Du Pont (E.I.) de Nemours & Co	617,467
525		Eagle Materials, Inc	14,632
868		Eastman Chemical Co	88,597
2,980		Ecolab, Inc	168,012
1,134	*	Ferro Corp	15,241
630	*	Flotek Industries, Inc	5,368
876		FMC Corp	75,354
11,813		Freeport-McMoRan Copper & Gold, Inc (Class B)	624,907
235	*	FutureFuel Corp	2,846
1,260	*	General Moly, Inc	5,620
403	*	Georgia Gulf Corp	9,728
553		Glatfelter	8,505
743		Globe Specialty Metals, Inc	16,658
351	*	Gold Resource Corp	8,750
152	*	Golden Minerals Co	2,703
3,083	*	Golden Star Resources Ltd	6,783
298	*	Graham Packaging Co, Inc	7,516
1,659	*	Graphic Packaging Holding Co	9,025
475		Greif, Inc (Class A)	30,889
605		H.B. Fuller Co	14,774
107		Hawkins, Inc	3,876
128		Haynes International, Inc	7,927
760	*	Headwaters, Inc	2,379
3,881	*	Hecla Mining Co	29,845
716	*	Horsehead Holding Corp	9,537
2,580		Huntsman Corp	48,633
229		Innophos Holdings, Inc	11,175
293	*	Innospec, Inc	9,848
1,000		International Flavors & Fragrances, Inc	64,240
5,257		International Paper Co	156,764
650	*	Intrepid Potash, Inc	21,125
1,794	*	Jaguar Mining, Inc	8,575
162		Kaiser Aluminum Corp	8,848
460	*	Kapstone Paper and Packaging Corp	7,622
75		KMG Chemicals, Inc	1,263
239		Koppers Holdings, Inc	9,065
396	*	Kraton Polymers LLC	15,511
274		Kronos Worldwide, Inc	8,617
230	*	Landec Corp	1,518
1,562	*	Louisiana-Pacific Corp	12,715
229	*	LSB Industries, Inc	9,829
799		Lubrizol Corp	107,282
3,892		LyondellBasell Industries AF S.C.A	149,920
547		Martin Marietta Materials, Inc	43,744
2,129		MeadWestvaco Corp	70,917
135	*	Metals USA Holdings Corp	2,012
990	*	Midway Gold Corp	1,940
246		Minerals Technologies, Inc	16,307
698	*	Molycorp, Inc	42,620
6,661		Monsanto Co	483,189
3,413		Mosaic Co	231,162
426		Myers Industries, Inc	4,379
1,723		Nalco Holding Co	47,917

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

162		Neenah Paper, Inc	$3,447
125		NewMarket Corp	21,339
5,984		Newmont Mining Corp	322,955
113		NL Industries, Inc	2,075
133	*	Noranda Aluminium Holding Corp	2,014
3,989		Nucor Corp	164,427
943		Olin Corp	21,368
89		Olympic Steel, Inc	2,450
346	*	OM Group, Inc	14,061
511	*	Omnova Solutions, Inc	3,557
1,985	*	Owens-Illinois, Inc	51,233
1,223		Packaging Corp of America	34,232
1,476	*	Paramount Gold and Silver Corp	4,812
1,112		PolyOne Corp	17,203
1,966		PPG Industries, Inc	178,493
3,771		Praxair, Inc	408,739
116		Quaker Chemical Corp	4,989
928		Reliance Steel & Aluminum Co	46,075
843		Rock-Tenn Co (Class A)	55,925
850	*	Rockwood Holdings, Inc	46,997
686		Royal Gold, Inc	40,179
1,552		RPM International, Inc	35,727
362	*	RTI International Metals, Inc	13,890
246		Schnitzer Steel Industries, Inc (Class A)	14,170
221		Schweitzer-Mauduit International, Inc	12,409
554		Scotts Miracle-Gro Co (Class A)	28,426
1,913		Sealed Air Corp	45,510
479	*	Senomyx, Inc	2,462
600		Sensient Technologies Corp	22,242
1,157		Sherwin-Williams Co	97,038
1,590		Sigma-Aldrich Corp	116,674
650		Silgan Holdings, Inc	26,631
1,458	*	Solutia, Inc	33,315
1,203		Sonoco Products Co	42,755
2,115		Southern Copper Corp (NY)	69,520
370	*	Spartech Corp	2,253
2,595		Steel Dynamics, Inc	42,169
100		Stepan Co	7,090
1,282	*	Stillwater Mining Co	28,217
345	*	STR Holdings, Inc	5,147
1,260		Temple-Inland, Inc	37,472
298		Texas Industries, Inc	12,406
164	*	Texas Petrochemicals, Inc	6,432
2,060	*	Thompson Creek Metals Co, Inc	20,559
1,028		Titanium Metals Corp	18,833
30	*	United States Lime & Minerals, Inc	1,230
1,738		United States Steel Corp	80,018
72	*	Universal Stainless & Alloy	3,367
334	*	US Energy Corp Wyoming	1,426
1,134	*	US Gold Corp	6,838
1,208		Valspar Corp	43,560
851	*	Vista Gold Corp	2,408
1,590		Vulcan Materials Co	61,262
786		Walter Energy, Inc	91,019
784		Wausau Paper Corp	5,284
220		Westlake Chemical Corp	11,418
735		Worthington Industries, Inc	16,979
878	*	WR Grace & Co	40,063
247	*	Zagg, Inc	3,310
260		Zep, Inc	4,914
350	*	Zoltek Cos, Inc	3,686

		TOTAL MATERIALS	8,308,345

MEDIA - 3.2%
210		AH Belo Corp (Class A)	1,562
361		Arbitron, Inc	14,920

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

946	*	Belo (A.H.) Corp (Class A)	$7,123
2,700		Cablevision Systems Corp (Class A)	97,767
8,315		CBS Corp (Class B)	236,894
463	*	Central European Media Enterprises Ltd (Class A) Nasdaq	9,144
686	*	Charter Communications, Inc	37,222
1,151		Cinemark Holdings, Inc	23,837
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	5,080
34,282		Comcast Corp (Class A)	868,707
200	*	Crown Media Holdings, Inc (Class A)	382
9,544	*	DIRECTV	485,026
3,487	*	Discovery Communications, Inc (Class A)	142,828
2,532		DISH Network Corp (Class A)	77,656
943	*	DreamWorks Animation SKG, Inc (Class A)	18,954
285	*	Entercom Communications Corp (Class A)	2,474
599	*	Entravision Communications Corp (Class A)	1,108
354	*	EW Scripps Co (Class A)	3,423
52	*	Fisher Communications, Inc	1,551
2,876		Gannett Co, Inc	41,184
137	*	Global Sources Ltd	1,259
180	*	Global Traffic Network, Inc	2,068
591	*	Gray Television, Inc	1,560
700		Harte-Hanks, Inc	5,684
250	*	interCLICK, Inc	1,990
6,067		Interpublic Group of Cos, Inc	75,838
542		John Wiley & Sons, Inc (Class A)	28,189
474	*	Journal Communications, Inc (Class A)	2,451
284	*	Knology, Inc	4,217
736	*	Lamar Advertising Co (Class A)	20,144
3,043	*	Liberty Global, Inc (Class A)	137,057
878	*	Liberty Media Corp - Capital (Series A)	75,289
638	*	Liberty Media Corp - Starz	48,003
341	*	Lin TV Corp (Class A)	1,661
823	*	Lions Gate Entertainment Corp	5,448
1,699	*	Live Nation, Inc	19,488
715	*	Madison Square Garden, Inc	19,684
239	*	Martha Stewart Living Omnimedia, Inc (Class A)	1,037
732	*	McClatchy Co (Class A)	2,057
3,953		McGraw-Hill Cos, Inc	165,670
317		MDC Partners, Inc	5,725
426		Meredith Corp	13,261
303		Morningstar, Inc	18,416
760		National CineMedia, Inc	12,852
1,565	*	New York Times Co (Class A)	13,647
28,529		News Corp (Class A)	504,964
3,510		Omnicom Group, Inc	169,042
183		Outdoor Channel Holdings, Inc	1,252
485		Primedia, Inc	3,419
120	*	ReachLocal, Inc	2,500
1,035		Regal Entertainment Group (Class A)	12,782
114	*	Rentrak Corp	2,022
40	*	Saga Communications, Inc	1,480
365		Scholastic Corp	9,709
1,200		Scripps Networks Interactive (Class A)	58,656
540		Sinclair Broadcast Group, Inc (Class A)	5,929
50,576	*	Sirius XM Radio, Inc	110,761
4,730		Thomson Corp	177,659
4,180		Time Warner Cable, Inc	326,207
13,311		Time Warner, Inc	484,121
601	*	Valassis Communications, Inc	18,210
7,271		Viacom, Inc (Class B)	370,821
3,996		Virgin Media, Inc	119,600
23,495		Walt Disney Co	917,246
675	*	Warner Music Group Corp	5,549
62		Washington Post Co (Class B)	25,975
251		World Wrestling Entertainment, Inc (Class A)	2,392

		TOTAL MEDIA	6,089,833

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
19,318		Abbott Laboratories	$1,016,513
488	*	Achillion Pharmaceuticals, Inc	3,631
457	*	Acorda Therapeutics, Inc	14,766
166	*	Affymax, Inc	1,140
766	*	Affymetrix, Inc	6,074
4,326	*	Agilent Technologies, Inc	221,102
1,200	*	Akorn, Inc	8,400
276	*	Albany Molecular Research, Inc	1,328
2,344	*	Alexion Pharmaceuticals, Inc	110,238
1,288	*	Alkermes, Inc	23,957
3,788		Allergan, Inc	315,351
955	*	Allos Therapeutics, Inc	2,044
434	*	Alnylam Pharmaceuticals, Inc	4,067
252	*	AMAG Pharmaceuticals, Inc	4,738
11,556	*	Amgen, Inc	674,292
250	*	Ampio Pharmaceuticals, Inc	1,948
1,697	*	Amylin Pharmaceuticals, Inc	22,672
249	*	Ardea Biosciences, Inc	6,340
955	*	Arena Pharmaceuticals, Inc	1,299
1,643	*	Ariad Pharmaceuticals, Inc	18,615
364	*	Arqule, Inc	2,275
600	*	Array Biopharma, Inc	1,344
567	*	Auxilium Pharmaceuticals, Inc	11,113
1,563	*	AVANIR Pharmaceuticals, Inc	5,252
330	*	AVEO Pharmaceuticals, Inc	6,801
937	*	AVI BioPharma, Inc	1,340
572	*	BioCryst Pharmaceuticals, Inc	2,185
3,004	*	Biogen Idec, Inc	321,188
1,375	*	BioMarin Pharmaceuticals, Inc	37,414
528	*	BioMimetic Therapeutics, Inc	2,703
247	*	Bio-Rad Laboratories, Inc (Class A)	29,482
794	*	Biosante Pharmaceuticals, Inc	2,184
45	*	Biospecifics Technologies Corp	1,008
252	*	Biotime, Inc	1,293
21,207		Bristol-Myers Squibb Co	614,155
1,049	*	Bruker BioSciences Corp	21,358
480	*	Cadence Pharmaceuticals, Inc	4,416
539	*	Caliper Life Sciences, Inc	4,371
206	*	Cambrex Corp	952
5,753	*	Celgene Corp	347,020
2,078	*	Cell Therapeutics, Inc	3,273
175	*	Celldex Therapeutics, Inc	621
947	*	Cephalon, Inc	75,665
712	*	Cepheid, Inc	24,664
716	*	Charles River Laboratories International, Inc	29,105
1,587	*	Chelsea Therapeutics International, Inc	8,094
313	*	Codexis, Inc	3,014
916	*	Columbia Laboratories, Inc	2,830
804	*	Combinatorx, Inc	1,914
492	*	Corcept Therapeutics, Inc	1,963
772	*	Covance, Inc	45,834
805	*	Cubist Pharmaceuticals, Inc	28,972
754	*	Curis, Inc	2,699
335	*	Cytori Therapeutics, Inc	1,605
1,787	*	Dendreon Corp	70,479
567	*	Depomed, Inc	4,638
698	*	Durect Corp	1,417
300	*	Dusa Pharmaceuticals, Inc	1,866
1,197	*	Dyax Corp	2,370
4,132	*	Dynavax Technologies Corp	11,363
12,707		Eli Lilly & Co	476,894
220	*	Emergent Biosolutions, Inc	4,961
1,415	*	Endo Pharmaceuticals Holdings, Inc	56,841
242	*	Enzo Biochem, Inc	1,029
551	*	Enzon Pharmaceuticals, Inc	5,538

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

723	*	eResearch Technology, Inc	$4,606
422	*	Exact Sciences Corp	3,629
2,025	*	Exelixis, Inc	18,144
3,617	*	Forest Laboratories, Inc	142,293
104	*	Furiex Pharmaceuticals Inc	1,850
270	*	Genomic Health, Inc	7,536
1,585	*	Geron Corp	6,356
9,783	*	Gilead Sciences, Inc	405,113
867	*	Halozyme Therapeutics, Inc	5,991
290	*	Harvard Bioscience, Inc	1,546
118	*	Hi-Tech Pharmacal Co, Inc	3,414
2,098	*	Hospira, Inc	118,873
2,356	*	Human Genome Sciences, Inc	57,816
431	*	Idenix Pharmaceuticals, Inc	2,155
1,556	*	Illumina, Inc	116,933
811	*	Immunogen, Inc	9,886
1,809	*	Immunomedics, Inc	7,363
738	*	Impax Laboratories, Inc	16,081
1,128	*	Incyte Corp	21,364
224	*	Infinity Pharmaceuticals, Inc	1,850
620	*	Inhibitex, Inc	2,430
312	*	Insmed, Inc	3,741
614	*	InterMune, Inc	22,012
622	*	Ironwood Pharmaceuticals, Inc	9,778
1,170	*	Isis Pharmaceuticals, Inc	10,717
322	*	ISTA Pharmaceuticals, Inc	2,462
273	*	Jazz Pharmaceuticals, Inc	9,105
34,072		Johnson & Johnson	2,266,468
135	*	Kendle International, Inc	2,036
618	*	Keryx Biopharmaceuticals, Inc	2,923
640	*	KV Pharmaceutical Co (Class A)	1,741
2,404	*	Lexicon Pharmaceuticals, Inc	4,231
2,313	*	Life Technologies Corp	120,438
230	*	Ligand Pharmaceuticals, Inc (Class B)	2,749
588	*	Luminex Corp	12,289
641	*	MannKind Corp	2,436
269	*	MAP Pharmaceuticals, Inc	4,296
317		Maxygen, Inc	1,734
547	*	Medicines Co	9,031
767		Medicis Pharmaceutical Corp (Class A)	29,276
668	*	Medivation, Inc	14,315
90		Medtox Scientific, Inc	1,572
38,362		Merck & Co, Inc	1,353,795
431	*	Metabolix, Inc	3,077
437	*	Mettler-Toledo International, Inc	73,709
964	*	Micromet, Inc	5,533
571	*	Momenta Pharmaceuticals, Inc	11,112
5,458	*	Mylan Laboratories, Inc	134,649
1,132	*	Myriad Genetics, Inc	25,708
612	*	Nabi Biopharmaceuticals	3,293
1,670	*	Nektar Therapeutics	12,141
559	*	Neurocrine Biosciences, Inc	4,500
765	*	Novavax, Inc	1,545
1,652	*	NPS Pharmaceuticals, Inc	15,611
203	*	Obagi Medical Products, Inc	1,914
120	*	OncoGenex Pharmaceutical, Inc	2,044
517	*	Oncothyreon, Inc	4,751
797	*	Onyx Pharmaceuticals, Inc	28,134
2,882	*	Opko Health, Inc	10,635
571	*	Optimer Pharmaceuticals, Inc	6,789
224	*	Orexigen Therapeutics, Inc	356
170	*	Osiris Therapeutics, Inc	1,316
424	*	Pacific Biosciences of California, Inc	4,961
300		Pain Therapeutics, Inc	1,161
424	*	Par Pharmaceutical Cos, Inc	13,984
647	*	Parexel International Corp	15,243

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,837		PDL BioPharma, Inc	$10,783
617	*	Peregrine Pharmaceuticals, Inc	1,148
1,408		PerkinElmer, Inc	37,889
1,060		Perrigo Co	93,142
98,203		Pfizer, Inc	2,022,982
1,248		Pharmaceutical Product Development, Inc	33,496
468	*	Pharmacyclics, Inc	4,886
463	*	Pharmasset, Inc	51,949
322	*	Pozen, Inc	1,352
300	*	Progenics Pharmaceuticals, Inc	2,154
2,905	*	Qiagen N.V.	55,253
891	*	Questcor Pharmaceuticals, Inc	21,473
401	*	Raptor Pharmaceutical Corp	2,482
904	*	Regeneron Pharmaceuticals, Inc	51,266
854	*	Rigel Pharmaceuticals, Inc	7,831
85	*	Sagent Pharmaceuticals	2,293
722	*	Salix Pharmaceuticals Ltd	28,757
410	*	Sangamo Biosciences, Inc	2,415
630	*	Santarus, Inc	2,123
739	*	Savient Pharmaceuticals, Inc	5,535
450	*	Sciclone Pharmaceuticals, Inc	2,718
1,200	*	Seattle Genetics, Inc	24,624
1,228	*	Sequenom, Inc	9,271
310	*	SIGA Technologies, Inc	3,019
394	*	Spectrum Pharmaceuticals, Inc	3,650
703	*	SuperGen, Inc	2,095
271	*	Synta Pharmaceuticals Corp	1,363
286	*	Targacept, Inc	6,026
580		Techne Corp	48,355
853	*	Theravance, Inc	18,945
4,763	*	Thermo Electron Corp	306,689
686	*	United Therapeutics Corp	37,799
317	*	Vanda Pharmaceuticals, Inc	2,263
2,562	*	Vertex Pharmaceuticals, Inc	133,198
423	*	Vical, Inc	1,743
931	*	Viropharma, Inc	17,224
979	*	Vivus, Inc	7,969
2,109		Warner Chilcott plc	50,890
1,221	*	Waters Corp	116,899
1,573	*	Watson Pharmaceuticals, Inc	108,112
288	*	Xenoport, Inc	2,051
599	*	ZIOPHARM Oncology, Inc	3,666

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	13,316,336

REAL ESTATE - 3.0%
483		Acadia Realty Trust	9,819
79		Agree Realty Corp	1,764
24		Alexander’s, Inc	9,528
749		Alexandria Real Estate Equities, Inc	57,988
5,157		AMB Property Corp	184,827
393		American Assets Trust,Inc	8,823
786		American Campus Communities, Inc	27,919
1,601		American Capital Agency Corp	46,605
10,085		Annaly Capital Management, Inc	181,933
1,428		Anworth Mortgage Asset Corp	10,724
1,446		Apartment Investment & Management Co (Class A)	36,916
131		Apollo Commercial Real Estate Finance, Inc	2,112
619	*	ARMOUR Residential REIT, Inc	4,550
1,263		Ashford Hospitality Trust, Inc	15,724
672		Associated Estates Realty Corp	10,920
1,044		AvalonBay Communities, Inc	134,050
110	*	Avatar Holdings, Inc	1,673
1,747		BioMed Realty Trust, Inc	33,612
1,810		Boston Properties, Inc	192,150
1,550		Brandywine Realty Trust	17,965
940		BRE Properties, Inc (Class A)	46,887

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

806		Camden Property Trust	$51,278
373		Campus Crest Communities, Inc	4,827
1,088		Capital Lease Funding, Inc	5,342
838		Capstead Mortgage Corp	11,229
3,513	*	CB Richard Ellis Group, Inc (Class A)	88,212
1,729		CBL & Associates Properties, Inc	31,347
1,018		Cedar Shopping Centers, Inc	5,243
105		Chatham Lodging Trust	1,692
462		Chesapeake Lodging Trust	7,882
12,294		Chimera Investment Corp	42,537
509		Cogdell Spencer, Inc	3,049
1,235		Colonial Properties Trust	25,194
666		Colony Financial, Inc	12,035
59		Consolidated-Tomoka Land Co	1,687
238		Coresite Realty	3,903
851		Corporate Office Properties Trust	26,475
1,084		Cousins Properties, Inc	9,257
715		CreXus Investment Corp	7,944
1,094		Cypress Sharpridge Investments, Inc	14,014
3,066		DCT Industrial Trust, Inc	16,035
2,398		Developers Diversified Realty Corp	33,812
2,598		DiamondRock Hospitality Co	27,877
1,185		Digital Realty Trust, Inc	73,209
1,549		Douglas Emmett, Inc	30,810
2,789		Duke Realty Corp	39,074
734		DuPont Fabros Technology, Inc	18,497
1,055		Dynex Capital, Inc	10,212
305		EastGroup Properties, Inc	12,966
684		Education Realty Trust, Inc	5,862
580		Entertainment Properties Trust	27,086
365		Equity Lifestyle Properties, Inc	22,791
589		Equity One, Inc	10,979
3,485		Equity Residential	209,099
405		Essex Property Trust, Inc	54,792
183		Excel Trust, Inc	2,018
1,451		Extra Space Storage, Inc	30,950
774		Federal Realty Investment Trust	65,929
2,088	*	FelCor Lodging Trust, Inc	11,129
1,135	*	First Industrial Realty Trust, Inc	12,996
627		First Potomac Realty Trust	9,599
1,703	*	Forest City Enterprises, Inc (Class A)	31,795
498	*	Forestar Real Estate Group, Inc	8,182
839		Franklin Street Properties Corp	10,831
7,003		General Growth Properties, Inc	116,880
404		Getty Realty Corp	10,193
579		Gladstone Commercial Corp	10,034
1,568		Glimcher Realty Trust	14,896
625		Government Properties Income Trust	16,888
929		Hatteras Financial Corp	26,226
4,900		HCP, Inc	179,781
2,191		Health Care REIT, Inc	114,874
901		Healthcare Realty Trust, Inc	18,588
3,082		Hersha Hospitality Trust	17,167
856		Highwoods Properties, Inc	28,359
486		Home Properties, Inc	29,588
1,473		Hospitality Properties Trust	35,720
8,534		Host Marriott Corp	144,651
276	*	Howard Hughes Corp	17,951
898		HRPT Properties Trust	23,204
467		Hudson Pacific Properties	7,253
843		Inland Real Estate Corp	7,444
1,001		Invesco Mortgage Capital, Inc	21,151
895		Investors Real Estate Trust	7,751
1,264	*	iStar Financial, Inc	10,251
533		Jones Lang LaSalle, Inc	50,262
255		Kennedy-Wilson Holdings, Inc	3,124

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

707		Kilroy Realty Corp	$27,919
5,056		Kimco Realty Corp	94,244
715		Kite Realty Group Trust	3,561
1,057		LaSalle Hotel Properties	27,841
2,104		Lexington Corporate Properties Trust	19,210
1,338		Liberty Property Trust	43,592
376		LTC Properties, Inc	10,460
1,628		Macerich Co	87,098
1,019		Mack-Cali Realty Corp	33,566
642	*	Maguire Properties, Inc	1,836
1,859		Medical Properties Trust, Inc	21,379
3,878		MFA Mortgage Investments, Inc	31,179
474		Mid-America Apartment Communities, Inc	31,981
220		Mission West Properties, Inc	1,932
237		Monmouth Real Estate Investment Corp (Class A)	2,003
478		National Health Investors, Inc	21,238
1,043		National Retail Properties, Inc	25,564
1,613		Nationwide Health Properties, Inc	66,794
1,580	*	Newcastle Investment Corp	9,132
2,419		NorthStar Realty Finance Corp	9,749
499		NRDC Acquisition Corp	5,369
1,261		Omega Healthcare Investors, Inc	26,494
498		One Liberty Properties, Inc	7,689
259		Parkway Properties, Inc	4,419
650		Pebblebrook Hotel Trust	13,124
759		Pennsylvania Real Estate Investment Trust	11,916
342		Pennymac Mortgage Investment Trust	5,667
2,149		Piedmont Office Realty Trust, Inc	43,818
1,962		Plum Creek Timber Co, Inc	79,539
588		Post Properties, Inc	23,967
481		Potlatch Corp	16,965
235		PS Business Parks, Inc	12,949
1,745		Public Storage, Inc	198,946
3,285		RAIT Investment Trust	6,899
459		Ramco-Gershenson Properties	5,682
964		Rayonier, Inc	62,997
1,494		Realty Income Corp	50,034
936		Redwood Trust, Inc	14,152
1,068		Regency Centers Corp	46,960
897		Resource Capital Corp	5,669
302		RLJ Lodging Trust	5,246
199		Sabra Healthcare REIT, Inc	3,325
133		Saul Centers, Inc	5,236
1,732		Senior Housing Properties Trust	40,546
3,651		Simon Property Group, Inc	424,355
1,006		SL Green Realty Corp	83,367
311		Sovran Self Storage, Inc	12,751
810	*	St. Joe Co	16,880
204		STAG Industrial, Inc	2,499
1,129		Starwood Property Trust, Inc	23,156
1,873	*	Strategic Hotels & Resorts, Inc	13,261
346		Summit Hotel Properties, Inc	3,927
236		Sun Communities, Inc	8,805
1,531	*	Sunstone Hotel Investors, Inc	14,192
1,058		Tanger Factory Outlet Centers, Inc	28,323
659		Taubman Centers, Inc	39,013
156	*	Tejon Ranch Co	5,320
108		Terreno Realty Corp	1,837
1,167		Two Harbors Investment Corp	12,545
2,210		UDR, Inc	54,256
120		UMH Properties, Inc	1,284
200		Universal Health Realty Income Trust	7,996
213		Urstadt Biddle Properties, Inc (Class A)	3,857
1,389		U-Store-It Trust	14,612
1,860		Ventas, Inc	98,041
2,228		Vornado Realty Trust	207,604

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

287		Walter Investment Management Corp	$6,369
820		Washington Real Estate Investment Trust	26,666
1,502		Weingarten Realty Investors	37,790
6,692		Weyerhaeuser Co	146,287
242		Winthrop Realty Trust	2,889

		TOTAL REAL ESTATE	5,644,170

RETAILING - 3.7%
3,078	*	1-800-FLOWERS.COM, Inc (Class A)	9,542
521	*	99 Cents Only Stores	10,545
998		Aaron’s, Inc	28,203
1,092		Abercrombie & Fitch Co (Class A)	73,077
968		Advance Auto Parts, Inc	56,618
1,127	*	Aeropostale, Inc	19,723
4,517	*	Amazon.com, Inc	923,681
2,498		American Eagle Outfitters, Inc	31,850
122	*	America’s Car-Mart, Inc	4,026
671	*	Ann Taylor Stores Corp	17,513
359	*	Asbury Automotive Group, Inc	6,652
200	*	Audiovox Corp (Class A)	1,512
508	*	Autonation, Inc	18,598
332	*	Autozone, Inc	97,890
477		Barnes & Noble, Inc	7,909
380		Bebe Stores, Inc	2,322
3,095	*	Bed Bath & Beyond, Inc	180,655
3,933		Best Buy Co, Inc	123,536
334		Big 5 Sporting Goods Corp	2,625
961	*	Big Lots, Inc	31,857
158	*	Blue Nile, Inc	6,949
142	*	Body Central Corp	3,341
142		Bon-Ton Stores, Inc/the	1,380
482		Brown Shoe Co, Inc	5,133
310		Buckle, Inc	13,237
200	*	Build-A-Bear Workshop, Inc	1,302
535	*	Cabela’s, Inc	14,525
2,810	*	Carmax, Inc	92,927
514	*	Casual Male Retail Group, Inc	2,133
525		Cato Corp (Class A)	15,120
2,840	*	Charming Shoppes, Inc	11,814
2,122		Chico’s FAS, Inc	32,318
335	*	Children’s Place Retail Stores, Inc	14,904
390		Christopher & Banks Corp	2,243
243	*	Citi Trends, Inc	3,664
657	*	Coldwater Creek, Inc	920
922	*	Collective Brands, Inc	13,544
142	*	Conn’s, Inc	1,228
108	*	Core-Mark Holding Co, Inc	3,856
234	*	Cost Plus, Inc	2,340
118		Destination Maternity Corp	2,358
1,171	*	Dick’s Sporting Goods, Inc	45,025
433		Dillard’s, Inc (Class A)	22,577
931	*	Dollar General Corp	31,552
1,531	*	Dollar Tree, Inc	101,995
329	*	DSW, Inc (Class A)	16,651
2,472		Expedia, Inc	71,663
683		Express Parent LLC	14,889
1,521		Family Dollar Stores, Inc	79,944
681		Finish Line, Inc (Class A)	14,573
1,993		Foot Locker, Inc	47,354
480		Fred’s, Inc (Class A)	6,926
1,759	*	GameStop Corp (Class A)	46,913
5,018		Gap, Inc	90,826
349	*	Genesco, Inc	18,183
1,955		Genuine Parts Co	106,352
280	*	GNC Holdings, Inc	6,107
300		Group 1 Automotive, Inc	12,354

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

756		Guess?, Inc	$31,797
166		Haverty Furniture Cos, Inc	1,911
176	*	hhgregg, Inc	2,358
373	*	Hibbett Sports, Inc	15,185
19,862		Home Depot, Inc	719,402
450		Hot Topic, Inc	3,348
475	*	HSN, Inc	15,637
2,054		JC Penney Co, Inc	70,945
349	*	JOS A Bank Clothiers, Inc	17,453
145	*	Kirkland’s, Inc	1,743
3,611		Kohl’s Corp	180,586
7,419	*	Liberty Media Holding Corp (Interactive A)	124,417
3,240		Limited Brands, Inc	124,578
205		Lithia Motors, Inc (Class A)	4,024
1,960	*	LKQ Corp	51,136
16,182		Lowe’s Cos, Inc	377,202
278	*	Lumber Liquidators, Inc	7,061
5,081		Macy’s, Inc	148,568
257	*	MarineMax, Inc	2,251
593		Men’s Wearhouse, Inc	19,984
361		Monro Muffler, Inc	13,462
647	*	NetFlix, Inc	169,960
512	*	New York & Co, Inc	2,534
1,992		Nordstrom, Inc	93,504
414		Nutri/System, Inc	5,821
3,305	*	Office Depot, Inc	13,947
1,103	*	OfficeMax, Inc	8,659
482	*	Orbitz Worldwide, Inc	1,200
1,737	*	O’Reilly Automotive, Inc	113,791
176	*	Overstock.com, Inc	2,679
886	*	Pacific Sunwear Of California, Inc	2,312
500		Penske Auto Group, Inc	11,370
614		PEP Boys - Manny Moe & Jack	6,711
278		PetMed Express, Inc	3,294
1,427		Petsmart, Inc	64,743
1,378	*	Pier 1 Imports, Inc	15,943
617	*	Priceline.com, Inc	315,861
1,485		RadioShack Corp	19,765
793		Rent-A-Center, Inc	24,234
1,475		Ross Stores, Inc	118,177
180	*	Rue21, Inc	5,850
1,641	*	Saks, Inc	18,330
1,125	*	Sally Beauty Holdings, Inc	19,238
481	*	Sears Holdings Corp	34,363
907	*	Select Comfort Corp	16,308
66	*	Shoe Carnival, Inc	1,990
369	*	Shutterfly, Inc	21,188
1,056	*	Signet Jewelers Ltd	49,431
481		Sonic Automotive, Inc (Class A)	7,047
411		Stage Stores, Inc	6,905
8,866		Staples, Inc	140,083
200		Stein Mart, Inc	1,928
151		Systemax, Inc	2,256
846	*	Talbots, Inc	2,826
8,567		Target Corp	401,879
1,588		Tiffany & Co	124,690
4,798		TJX Companies, Inc	252,039
898		Tractor Supply Co	60,058
228	*	Tuesday Morning Corp	1,060
564	*	Ulta Salon Cosmetics & Fragrance, Inc	36,423
1,468	*	Urban Outfitters, Inc	41,324
150	*	US Auto Parts Network, Inc	1,149
517	*	Valuevision International, Inc (Class A)	3,955
310	*	Vitamin Shoppe, Inc	14,186
178	*	West Marine, Inc	1,846
1,045	*	Wet Seal, Inc (Class A)	4,671

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,307		Williams-Sonoma, Inc	$47,692
400	*	Zale Corp	2,240
245	*	Zumiez, Inc	6,118

		TOTAL RETAILING	6,882,080

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
395	*	Advanced Analogic Technologies, Inc	2,392
504	*	Advanced Energy Industries, Inc	7,454
7,126	*	Advanced Micro Devices, Inc	49,811
183	*	Alpha & Omega Semiconductor Lt	2,425
3,907		Altera Corp	181,088
1,245	*	Amkor Technology, Inc	7,682
118	*	Amtech Systems, Inc	2,436
891	*	Anadigics, Inc	2,860
3,619		Analog Devices, Inc	141,647
16,389		Applied Materials, Inc	213,220
891	*	Applied Micro Circuits Corp	7,894
5,710	*	Atmel Corp	80,340
395	*	ATMI, Inc	8,070
2,377		Avago Technologies Ltd	90,326
6,246	*	Axcelis Technologies, Inc	10,243
1,188	*	AXT, Inc	10,074
6,662		Broadcom Corp (Class A)	224,109
831	*	Brooks Automation, Inc	9,025
285	*	Cabot Microelectronics Corp	13,244
664	*	Cavium Networks, Inc	28,944
234	*	Ceva, Inc	7,128
821	*	Cirrus Logic, Inc	13,054
280		Cohu, Inc	3,671
1,347	*	Cree, Inc	45,246
364	*	Cymer, Inc	18,022
2,072		Cypress Semiconductor Corp	43,802
395	*	Diodes, Inc	10,310
289	*	DSP Group, Inc	2,514
1,676	*	Entegris, Inc	16,961
903	*	Entropic Communications, Inc	8,028
520	*	Exar Corp	3,292
1,583	*	Fairchild Semiconductor International, Inc	26,452
451	*	FEI Co	17,224
737	*	First Solar, Inc	97,483
593	*	Formfactor, Inc	5,373
537	*	Freescale Semiconductor Holdings Ltd	9,875
1,943	*	FSI International, Inc	5,324
234	*	GSI Technology, Inc	1,685
1,568	*	GT Solar International, Inc	25,402
459	*	Hittite Microwave Corp	28,417
252	*	Inphi Corp	4,385
1,945	*	Integrated Device Technology, Inc	15,288
306	*	Integrated Silicon Solution, Inc	2,959
65,896		Intel Corp	1,460,254
853	*	International Rectifier Corp	23,858
1,411		Intersil Corp (Class A)	18,131
257	*	IXYS Corp	3,850
2,049		Kla-Tencor Corp	82,944
800	*	Kopin Corp	3,768
848	*	Kulicke & Soffa Industries, Inc	9,447
1,524	*	Lam Research Corp	67,483
1,300	*	Lattice Semiconductor Corp	8,476
2,843		Linear Technology Corp	93,876
7,838	*	LSI Logic Corp	55,807
584	*	LTX-Credence Corp	5,221
6,576	*	Marvell Technology Group Ltd	97,095
3,678		Maxim Integrated Products, Inc	94,010
87	*	MaxLinear, Inc	753
2,748	*	MEMC Electronic Materials, Inc	23,440
797		Micrel, Inc	8,432

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,393		Microchip Technology, Inc	$90,719
11,037	*	Micron Technology, Inc	82,557
1,063	*	Microsemi Corp	21,792
378	*	Mindspeed Technologies, Inc	3,024
766	*	MIPS Technologies, Inc	5,293
604		MKS Instruments, Inc	15,958
407	*	Monolithic Power Systems, Inc	6,276
316	*	MoSys, Inc	1,817
214	*	Nanometrics, Inc	4,064
3,158		National Semiconductor Corp	77,718
935	*	Netlogic Microsystems, Inc	37,793
1,139	*	Novellus Systems, Inc	41,163
55	*	NVE Corp	3,215
7,224	*	Nvidia Corp	115,114
721	*	Omnivision Technologies, Inc	25,098
5,369	*	ON Semiconductor Corp	56,213
268	*	PDF Solutions, Inc	1,597
304	*	Pericom Semiconductor Corp	2,718
666	*	Photronics, Inc	5,641
410	*	PLX Technology, Inc	1,423
2,763	*	PMC - Sierra, Inc	20,916
358		Power Integrations, Inc	13,758
1,317	*	Rambus, Inc	19,334
3,137	*	RF Micro Devices, Inc	19,198
149	*	Rubicon Technology, Inc	2,512
351	*	Rudolph Technologies, Inc	3,759
936	*	Semtech Corp	25,590
373	*	Sigma Designs, Inc	2,850
1,131	*	Silicon Image, Inc	7,306
618	*	Silicon Laboratories, Inc	25,499
2,390	*	Skyworks Solutions, Inc	54,922
622	*	Spansion, Inc	11,986
300	*	Standard Microsystems Corp	8,097
509	*	Sunpower Corp (Class A)	9,839
100	*	Supertex, Inc	2,240
2,167	*	Teradyne, Inc	32,072
605	*	Tessera Technologies, Inc	10,370
14,435		Texas Instruments, Inc	473,900
1,986	*	Triquint Semiconductor, Inc	20,237
267	*	Ultra Clean Holdings	2,424
283	*	Ultratech, Inc	8,598
938	*	Varian Semiconductor Equipment Associates, Inc	57,631
512	*	Veeco Instruments, Inc	24,786
288	*	Volterra Semiconductor Corp	7,102
3,271		Xilinx, Inc	119,292
619	*	Zoran Corp	5,200

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,150,635

SOFTWARE & SERVICES - 8.7%
552	*	Accelrys, Inc	3,925
8,024		Accenture plc	484,810
400	*	ACI Worldwide, Inc	13,508
149	*	Active Network, Inc	2,622
5,714		Activision Blizzard, Inc	66,740
620	*	Actuate Corp	3,627
1,008	*	Acxiom Corp	13,215
6,395	*	Adobe Systems, Inc	201,122
374	*	Advent Software, Inc	10,536
2,323	*	Akamai Technologies, Inc	73,105
664	*	Alliance Data Systems Corp	62,462
2,552	*	Amdocs Ltd	77,555
276		American Software, Inc (Class A)	2,294
395	*	Ancestry.com, Inc	16,349
1,142	*	Ansys, Inc	62,433
1,288	*	AOL, Inc	25,580
1,201	*	Ariba, Inc	41,398

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,054	*	Aspen Technology, Inc	$18,108
2,855	*	Autodesk, Inc	110,203
6,211		Automatic Data Processing, Inc	327,195
538		Blackbaud, Inc	14,913
426	*	Blackboard, Inc	18,484
2,295	*	BMC Software, Inc	125,537
294	*	Booz Allen Hamilton Holding Co	5,618
421	*	Bottomline Technologies, Inc	10,403
1,693		Broadridge Financial Solutions, Inc	40,751
281	*	BroadSoft, Inc	10,715
4,795		CA, Inc	109,518
372	*	CACI International, Inc (Class A)	23,466
3,247	*	Cadence Design Systems, Inc	34,288
370	*	Callidus Software, Inc	2,165
531	*	Cardtronics, Inc	12,452
75		Cass Information Systems, Inc	2,832
834	*	Ciber, Inc	4,629
2,344	*	Citrix Systems, Inc	187,520
118	*,m	Clinical Data, Inc	112
3,779	*	Cognizant Technology Solutions Corp (Class A)	277,152
547	*	Commvault Systems, Inc	24,314
1,926		Computer Sciences Corp	73,111
174	*	Computer Task Group, Inc	2,292
2,948	*	Compuware Corp	28,772
399	*	comScore, Inc	10,334
555	*	Concur Technologies, Inc	27,789
342	*	Constant Contact, Inc	8,680
1,260	*	Convergys Corp	17,186
142	*	Cornerstone OnDemand, Inc	2,506
485	*	CSG Systems International, Inc	8,963
485	*	DealerTrack Holdings, Inc	11,131
235	*	Deltek, Inc	1,760
229	*	DemandTec, Inc	2,084
606	*	Dice Holdings, Inc	8,193
453	*	Digital River, Inc	14,568
85	*	DMRC Corp	2,978
426		DST Systems, Inc	22,493
110	*	Dynamics Research Corp	1,500
1,405		Earthlink, Inc	10,811
14,326	*	eBay, Inc	462,301
322	*	Ebix, Inc	6,134
134	*	Echo Global Logistics, Inc	2,379
4,129	*	Electronic Arts, Inc	97,444
94	*	Envestnet, Inc	1,396
405		EPIQ Systems, Inc	5,759
583	*	Equinix, Inc	58,895
589	*	Euronet Worldwide, Inc	9,076
250	*	ExlService Holdings, Inc	5,775
586		Factset Research Systems, Inc	59,960
602		Fair Isaac Corp	18,180
313	*	FalconStor Software, Inc	1,402
3,263		Fidelity National Information Services, Inc	100,468
1,223	*	First American Corp	20,436
1,804	*	Fiserv, Inc	112,985
178	*	FleetCor Technologies, Inc	5,276
178		Forrester Research, Inc	5,867
1,487	*	Fortinet, Inc	40,580
1,208	*	Gartner, Inc	48,670
1,564	*	Genpact Ltd	26,963
483	*	Global Cash Access, Inc	1,536
998		Global Payments, Inc	50,898
531	*	Glu Mobile, Inc	2,798
3,121	*	Google, Inc (Class A)	1,580,413
476	*	Hackett Group, Inc	2,423
451		Heartland Payment Systems, Inc	9,291
1,091	*	IAC/InterActiveCorp	41,643

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

384		iGate Corp	$6,267
1,333	*	Informatica Corp	77,887
367	*	Infospace, Inc	3,347
174	*	Integral Systems, Inc	2,118
144	*	Interactive Intelligence, Inc	5,047
538	*	Internap Network Services Corp	3,954
15,055		International Business Machines Corp	2,582,684
3,760	*	Intuit, Inc	194,994
544	*	j2 Global Communications, Inc	15,357
1,014		Jack Henry & Associates, Inc	30,430
480	*	JDA Software Group, Inc	14,827
276	*	Kenexa Corp	6,618
168		Keynote Systems, Inc	3,634
444	*	KIT Digital, Inc	5,301
298	*	Knot, Inc	2,965
2,045	*	Lawson Software, Inc	22,945
1,154		Lender Processing Services, Inc	24,130
884	*	Limelight Networks, Inc	4,031
111	*	LinkedIn Corp	10,000
704	*	Lionbridge Technologies	2,239
163	*	Liquidity Services, Inc	3,848
493	*	Liveperson, Inc	6,971
252	*	LogMeIn, Inc	9,720
297	*	LoopNet, Inc	5,459
629	*	Magma Design Automation, Inc	5,026
311	*	Manhattan Associates, Inc	10,711
292		Mantech International Corp (Class A)	12,971
206		Marchex, Inc (Class B)	1,829
1,326		Mastercard, Inc (Class A)	399,577
241		MAXIMUS, Inc	19,938
1,291	*	Mentor Graphics Corp	16,538
1,140	*	Micros Systems, Inc	56,669
92,235		Microsoft Corp	2,398,109
100	*	MicroStrategy, Inc (Class A)	16,268
529		ModusLink Global Solutions, Inc	2,370
991	*	MoneyGram International, Inc	3,290
443	*	Monotype Imaging Holdings, Inc	6,260
1,517	*	Monster Worldwide, Inc	22,239
453	*	Motricity, Inc	3,502
2,786	*	Move, Inc	6,101
74	*	NCI, Inc (Class A)	1,681
411	*	Ness Technologies, Inc	3,111
467	*	Netscout Systems, Inc	9,756
340	*	NetSuite, Inc	13,328
874	*	NeuStar, Inc (Class A)	22,899
789		NIC, Inc	10,620
2,965	*	Nuance Communications, Inc	63,659
293	*	OpenTable, Inc	24,354
1,006	*	Openwave Systems, Inc	2,304
155		Opnet Technologies, Inc	6,346
47,742		Oracle Corp	1,571,188
1,404	*	Parametric Technology Corp	32,194
4,043		Paychex, Inc	124,201
162		Pegasystems, Inc	7,541
320	*	Perficient, Inc	3,283
240	*	PRG-Schultz International, Inc	1,716
831	*	Progress Software Corp	20,052
147	*	PROS Holdings, Inc	2,571
43	*	QAD, Inc (Class A)	439
873	*	QLIK Technologies, Inc	29,734
719	*	Quest Software, Inc	16,343
335	*	QuinStreet, Inc	4,348
1,281	*	Rackspace Hosting, Inc	54,750
500	*	Radiant Systems, Inc	10,450
485	*	RealD, Inc	11,344
1,196	*	RealNetworks, Inc	4,066

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

379	*	RealPage, Inc	$10,032
2,400	*	Red Hat, Inc	110,160
100		Renaissance Learning, Inc	1,254
120	*	Responsys, Inc	2,128
307	*	RightNow Technologies, Inc	9,947
127	*	Rosetta Stone, Inc	2,050
1,436	*	Rovi Corp	82,369
792	*	S1 Corp	5,924
286	*	Saba Software, Inc	2,583
3,586	*	SAIC, Inc	60,317
1,657	*	Salesforce.com, Inc	246,859
1,239		Sapient Corp	18,622
561	*	SAVVIS, Inc	22,176
150	*	Sciquest, Inc	2,564
121	*	ServiceSource International LLC	2,689
527	*	Smith Micro Software, Inc	2,219
705	*	SolarWinds, Inc	18,429
1,004		Solera Holdings, Inc	59,397
328	*	Sourcefire, Inc	9,748
501	*	SRA International, Inc (Class A)	15,491
132	*	SRS Labs, Inc	1,266
317	*	SS&C Technologies Holdings, Inc	6,299
192		Stamps.com, Inc	2,561
979	*	SuccessFactors, Inc	28,783
513	*	SupportSoft, Inc	2,462
9,527	*	Symantec Corp	187,872
328	*	Synchronoss Technologies, Inc	10,407
1,849	*	Synopsys, Inc	47,538
190		Syntel, Inc	11,233
402	*	TA Indigo Holding Corp	6,947
925	*	Take-Two Interactive Software, Inc	14,134
481	*	Taleo Corp (Class A)	17,811
132	*	TechTarget, Inc	999
370	*	TeleCommunication Systems, Inc (Class A)	1,787
205	*	TeleNav, Inc	3,635
455	*	TeleTech Holdings, Inc	9,591
2,098	*	Teradata Corp	126,300
787	*	THQ, Inc	2,849
2,110	*	TIBCO Software, Inc	61,232
1,671	*	TiVo, Inc	17,195
303	*	TNS, Inc	5,030
1,957		Total System Services, Inc	36,361
174	*	Travelzoo, Inc	11,247
432	*	Tyler Technologies, Inc	11,569
295	*	Ultimate Software Group, Inc	16,057
586	*	Unisys Corp	15,060
1,056		United Online, Inc	6,368
1,094	*	Valueclick, Inc	18,160
248	*	Vasco Data Security International	3,088
1,109	*	VeriFone Systems, Inc	49,184
264	*	Verint Systems, Inc	9,779
2,200		VeriSign, Inc	73,613
628		VirnetX Holding Corp	18,174
156	*	Virtusa Corp	2,956
6,463		Visa, Inc (Class A)	544,572
527	*	VistaPrint Ltd	25,217
1,036	*	VMware, Inc (Class A)	103,838
202	*	Vocus, Inc	6,183
947	*	Wave Systems Corp	2,671
807	*	WebMD Health Corp (Class A)	36,783
564	*	Websense, Inc	14,647
367	*	Website Pros, Inc	4,521
8,141		Western Union Co	163,064
465	*	Wright Express Corp	24,213
16,381	*	Yahoo!, Inc	246,371
743	*	Zix Corp	2,853

		TOTAL SOFTWARE & SERVICES	16,331,642

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
639	*	Acme Packet, Inc	$44,813
806		Adtran, Inc	31,200
400	*	Agilysys, Inc	3,336
2,190		Amphenol Corp (Class A)	118,239
200	*	Anaren, Inc	4,250
356		Anixter International, Inc	23,261
11,494	*	Apple, Inc	3,858,190
1,549	*	Arris Group, Inc	17,984
1,424	*	Arrow Electronics, Inc	59,096
1,062	*	Aruba Networks, Inc	31,382
424	*	Avid Technology, Inc	7,988
1,830	*	Avnet, Inc	58,340
583		AVX Corp	8,885
245	*	AX Holding Corp	4,447
100		Bel Fuse, Inc (Class B)	2,169
750	*	Benchmark Electronics, Inc	12,375
386	*	BigBand Networks, Inc	838
226		Black Box Corp	7,067
479	*	Blue Coat Systems, Inc	10,471
1,360	*	Bookham, Inc	9,139
840	*	Brightpoint, Inc	6,812
5,865	*	Brocade Communications Systems, Inc	37,888
469	*	Calix Networks, Inc	9,765
500	*	Checkpoint Systems, Inc	8,940
1,099	*	Ciena Corp	20,200
68,364		Cisco Systems, Inc	1,067,161
459		Cognex Corp	16,262
306	*	Coherent, Inc	16,913
80		Communications Systems, Inc	1,434
330		Comtech Telecommunications Corp	9,253
19,614		Corning, Inc	355,995
347	*	Cray, Inc	2,221
409		CTS Corp	3,955
423		Daktronics, Inc	4,564
160		DDi Corp	1,526
20,368	*	Dell, Inc	339,535
300	*	DG FastChannel, Inc	9,615
772		Diebold, Inc	23,940
400	*	Digi International, Inc	5,200
633	*	Dolby Laboratories, Inc (Class A)	26,877
700	*	Dot Hill Systems Corp	1,988
179	*	DTS, Inc	7,258
330	*	Echelon Corp	3,000
485	*	EchoStar Corp (Class A)	17,669
248		Electro Rent Corp	4,246
300	*	Electro Scientific Industries, Inc	5,790
630	*	Electronics for Imaging, Inc	10,849
25,573	*	EMC Corp	704,536
1,120	*	EMCORE Corp	3,069
161	*	EMS Technologies, Inc	5,308
1,000	*	Emulex Corp	8,600
1,016	*	Extreme Networks, Inc	3,292
1,009	*	F5 Networks, Inc	111,242
252	*	Fabrinet	6,119
163	*	FARO Technologies, Inc	7,139
1,138	*	Finisar Corp	20,518
1,984		Flir Systems, Inc	66,882
299	*	Gerber Scientific, Inc	3,328
228	*	Globecomm Systems, Inc	3,548
327	*	GSI Group, Inc	3,940
1,150	*	Harmonic, Inc	8,315
1,563		Harris Corp	70,429
670	*	Harris Stratex Networks, Inc (Class A)	2,640
26,897		Hewlett-Packard Co	979,051

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

543	*	Hypercom Corp	$5,338
400	*	Imation Corp	3,776
289	*	Immersion Corp	2,465
1,220	*	Infinera Corp	8,430
2,058	*	Ingram Micro, Inc (Class A)	37,332
655	*	Insight Enterprises, Inc	11,600
564		InterDigital, Inc	23,039
745	*	Intermec, Inc	8,225
278	*	Intevac, Inc	2,838
314	*	IPG Photonics Corp	22,831
477	*	Itron, Inc	22,972
345	*	Ixia	4,416
2,392		Jabil Circuit, Inc	48,318
2,820	*	JDS Uniphase Corp	46,981
6,612	*	Juniper Networks, Inc	208,278
548	*	Kemet Corp	7,831
172	*	KVH Industries, Inc	1,828
908	*	L-1 Identity Solutions, Inc	10,669
210	*	LeCroy Corp	2,528
972	*	Lexmark International, Inc (Class A)	28,441
261		Littelfuse, Inc	15,326
124	*	Loral Space & Communications, Inc	8,614
315	*	Maxwell Technologies, Inc	5,100
187	*	Measurement Specialties, Inc	6,676
375	*	Mercury Computer Systems, Inc	7,005
447		Methode Electronics, Inc	5,190
1,076	*	Microvision, Inc	1,313
1,677		Molex, Inc	43,216
3,325	*	Motorola Mobility Holdings, Inc	73,283
3,751	*	Motorola, Inc	172,696
221		MTS Systems Corp	9,244
160	*	Multi-Fineline Electronix, Inc	3,458
1,200		National Instruments Corp	35,628
2,098	*	NCR Corp	39,631
4,572	*	NetApp, Inc	241,310
454	*	Netgear, Inc	19,849
407	*	Newport Corp	7,395
435	*	Novatel Wireless, Inc	2,384
630	*	OCZ Technology Group, Inc	5,040
252	*	Oplink Communications, Inc	4,695
2,205	*	OpNext, Inc	5,027
430	*	Orbcomm, Inc	1,346
185	*	OSI Systems, Inc	7,955
232		Park Electrochemical Corp	6,484
554		Plantronics, Inc	20,238
511	*	Plexus Corp	17,788
1,096	*	Polycom, Inc	70,473
851	*	Power-One, Inc	6,893
3,137	*	Powerwave Technologies, Inc	9,254
140	*	Procera Networks, Inc	1,502
1,437	*	QLogic Corp	22,877
20,737		Qualcomm, Inc	1,177,653
4,721	*	Quantum Corp	15,579
301	*	Rackable Systems, Inc	5,177
187	*	Radisys Corp	1,363
181		Richardson Electronics Ltd	2,460
113		Rimage Corp	1,518
1,908	*	Riverbed Technology, Inc	75,538
383	*	Rofin-Sinar Technologies, Inc	13,079
200	*	Rogers Corp	9,240
2,948	*	SanDisk Corp	122,342
958	*	Sanmina-SCI Corp	9,896
321	*	Scansource, Inc	12,031
334	*	Seachange International, Inc	3,601
495	*	ShoreTel, Inc	5,049
817	*	Smart Modular Technologies WWH, Inc	7,484

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,028	*	Sonus Networks, Inc	$9,811
488	*	STEC, Inc	8,301
234	*	Stratasys, Inc	7,886
258	*	Super Micro Computer, Inc	4,151
234		Sycamore Networks, Inc	5,204
396	*	Symmetricom, Inc	2,309
424	*	Synaptics, Inc	10,914
313	*	SYNNEX Corp	9,922
616	*	Tech Data Corp	30,116
579		Technitrol, Inc	2,559
806	*	Tekelec	7,359
4,811		Tellabs, Inc	22,179
1,525	*	Trimble Navigation Ltd	60,451
971	*	TTM Technologies, Inc	15,555
527	*	Universal Display Corp	18,492
399	*	Viasat, Inc	17,265
1,895	*	Vishay Intertechnology, Inc	28,501
161	*	Vishay Precision Group, Inc	2,718
662	*	Westell Technologies, Inc	2,363
2,890	*	Western Digital Corp	105,138
17,439		Xerox Corp	181,540
391	*	X-Rite, Inc	1,943
359	*	Xyratex Ltd	3,683
721	*	Zebra Technologies Corp (Class A)	30,405
198	*	Zygo Corp	2,618

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	11,778,701

TELECOMMUNICATION SERVICES - 2.7%
754	*	8x8, Inc	3,687
407		AboveNet, Inc	28,677
463		Alaska Communications Systems Group, Inc	4,107
4,930	*	American Tower Corp (Class A)	257,987
73,609		AT&T, Inc	2,312,058
105		Atlantic Tele-Network, Inc	4,028
277	*	Cbeyond Communications, Inc	3,665
7,410		CenturyTel, Inc	299,586
3,005	*	Cincinnati Bell, Inc	9,977
1,803	*	Clearwire Corp (Class A)	6,815
706	*	Cogent Communications Group, Inc	12,009
305		Consolidated Communications Holdings, Inc	5,929
3,627	*	Crown Castle International Corp	147,945
269	*	Fairpoint Communications, Inc	2,477
13,108		Frontier Communications Corp	105,782
464	*	General Communication, Inc (Class A)	5,600
358	*	Global Crossing Ltd	13,740
869	*	Globalstar, Inc	1,069
170	*	HickoryTech Corp	2,020
1,150	*	ICO Global Communications Holdings Ltd (Class A)	3,186
164		IDT Corp (Class B)	4,431
380	*	inContact, Inc	1,805
406	*	Iridium Communications, Inc	3,512
710	*	Leap Wireless International, Inc	11,523
21,207	*	Level 3 Communications, Inc	51,745
3,453	*	MetroPCS Communications, Inc	59,426
391	*	Neutral Tandem, Inc	6,811
2,115	*	NII Holdings, Inc (Class B)	89,634
363		NTELOS Holdings Corp	7,412
1,409	*	PAETEC Holding Corp	6,749
762	*	Premiere Global Services, Inc	6,081
1,524	*	SBA Communications Corp (Class A)	58,202
364		Shenandoah Telecom Co	6,195
37,374	*	Sprint Nextel Corp	201,446
180		SureWest Communications	3,010
1,124		Telephone & Data Systems, Inc	34,934
420	*	Towerstream Corp	2,096
1,772	*	tw telecom inc (Class A)	36,379

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

200	*	US Cellular Corp	$9,684
250		USA Mobility, Inc	3,815
35,165		Verizon Communications, Inc	1,309,193
1,236	*	Vonage Holdings Corp	5,451
6,520		Windstream Corp	84,499

		TOTAL TELECOMMUNICATION SERVICES	5,234,377

TRANSPORTATION - 1.9%
776	*	Air Transport Services Group, Inc	5,316
445	*	Alaska Air Group, Inc	30,465
519		Alexander & Baldwin, Inc	24,995
191		Allegiant Travel Co	9,455
100	*	Amerco, Inc	9,615
4,021	*	AMR Corp	21,713
300		Arkansas Best Corp	7,119
331	*	Atlas Air Worldwide Holdings, Inc	19,698
1,259	*	Avis Budget Group, Inc	21,516
198		Baltic Trading Ltd	1,137
250	*	Celadon Group, Inc	3,490
2,041		CH Robinson Worldwide, Inc	160,912
648		Con-Way, Inc	25,149
371		Copa Holdings S.A. (Class A)	24,761
13,707		CSX Corp	359,398
10,646	*	Delta Air Lines, Inc	97,624
347	*	Dollar Thrifty Automotive Group, Inc	25,588
930	*	Eagle Bulk Shipping, Inc	2,306
469	*	Excel Maritime Carriers Ltd	1,454
2,624		Expeditors International Washington, Inc	134,323
3,943		FedEx Corp	373,994
548		Forward Air Corp	18,517
344	*	Genco Shipping & Trading Ltd	2,587
480	*	Genesee & Wyoming, Inc (Class A)	28,147
633	*	Hawaiian Holdings, Inc	3,608
666		Heartland Express, Inc	11,029
3,035	*	Hertz Global Holdings, Inc	48,196
500	*	Hub Group, Inc (Class A)	18,830
64		International Shipholding Corp	1,362
1,134		J.B. Hunt Transport Services, Inc	53,400
2,933	*	JetBlue Airways Corp	17,891
1,405	*	Kansas City Southern Industries, Inc	83,359
708	*	Kirby Corp	40,122
691		Knight Transportation, Inc	11,740
644		Landstar System, Inc	29,933
384		Marten Transport Ltd	8,294
4,390		Norfolk Southern Corp	328,943
733	*	Old Dominion Freight Line	27,341
443	*	Pacer International, Inc	2,091
96	*	Park-Ohio Holdings Corp	2,029
48	*	Patriot Transportation Holding, Inc	1,074
772	*	Quality Distribution, Inc	10,051
308	*	RailAmerica, Inc	4,620
421	*	Republic Airways Holdings, Inc	2,299
125	*	Roadrunner Transportation Services Holdings, Inc	1,885
655		Ryder System, Inc	37,237
133	*	Saia, Inc	2,254
692		Skywest, Inc	10,422
9,836		Southwest Airlines Co	112,326
190	*	Spirit Airlines, Inc	2,278
985	*	Swift Transportation Co, Inc	13,347
4,194	*	UAL Corp	94,910
833	*	Ultrapetrol Bahamas Ltd	4,115
6,096		Union Pacific Corp	636,421
8,975		United Parcel Service, Inc (Class B)	654,546
68	*	Universal Truckload Services, Inc	1,165
2,013	*	US Airways Group, Inc	17,936
1,203		UTI Worldwide, Inc	23,687

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

511		Werner Enterprises, Inc	$12,801
126	*	Zipcar, Inc	2,572

		TOTAL TRANSPORTATION	3,743,393

UTILITIES - 3.4%
8,046	*	AES Corp	102,506
972		AGL Resources, Inc	39,570
597		Allete, Inc	24,501
1,335		Alliant Energy Corp	54,281
2,870		Ameren Corp	82,771
6,018		American Electric Power Co, Inc	226,758
225		American States Water Co	7,799
2,151		American Water Works Co, Inc	63,347
1,685		Aqua America, Inc	37,036
77		Artesian Resources Corp	1,388
847		Atlantic Power Corp	12,891
1,066		Atmos Energy Corp	35,445
658		Avista Corp	16,904
446		Black Hills Corp	13,420
130	*	Cadiz, Inc	1,412
468		California Water Service Group	8,756
4,146	*	Calpine Corp	66,875
5,061		Centerpoint Energy, Inc	97,930
110		Central Vermont Public Service Corp	3,977
250		CH Energy Group, Inc	13,315
107		Chesapeake Utilities Corp	4,283
757		Cleco Corp	26,381
3,237		CMS Energy Corp	63,737
98		Connecticut Water Service, Inc	2,507
3,530		Consolidated Edison, Inc	187,937
160		Consolidated Water Co, Inc	1,486
2,226		Constellation Energy Group, Inc	84,499
7,159		Dominion Resources, Inc	345,565
1,728		DPL, Inc	52,116
2,106		DTE Energy Co	105,342
16,453		Duke Energy Corp	309,810
1,127	*	Dynegy, Inc (Class A)	6,976
4,052		Edison International	157,015
600		El Paso Electric Co	19,380
648		Empire District Electric Co	12,480
2,213		Entergy Corp	151,104
8,234		Exelon Corp	352,746
5,213		FirstEnergy Corp	230,154
1,927		Great Plains Energy, Inc	39,947
1,196		Hawaiian Electric Industries, Inc	28,776
604		Idacorp, Inc	23,858
972		Integrys Energy Group, Inc	50,388
695		ITC Holdings Corp	49,880
400		Laclede Group, Inc	15,132
2,284		MDU Resources Group, Inc	51,390
287		MGE Energy, Inc	11,632
155		Middlesex Water Co	2,880
1,027		National Fuel Gas Co	74,766
646		New Jersey Resources Corp	28,818
5,211		NextEra Energy, Inc	299,424
545		Nicor, Inc	29,833
3,472		NiSource, Inc	70,308
2,119		Northeast Utilities	74,525
333		Northwest Natural Gas Co	15,028
435		NorthWestern Corp	14,403
2,998	*	NRG Energy, Inc	73,691
1,328		NSTAR	61,061
2,932		NV Energy, Inc	45,006
1,291		OGE Energy Corp	64,963
1,332		Oneok, Inc	98,581
240		Ormat Technologies, Inc	5,282

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

540		Otter Tail Corp	$11,394
60		Pennichuck Corp	1,725
2,810		Pepco Holdings, Inc	55,160
4,955		PG&E Corp	208,259
903		Piedmont Natural Gas Co, Inc	27,325
1,280		Pinnacle West Capital Corp	57,062
1,049		PNM Resources, Inc	17,560
1,142		Portland General Electric Co	28,870
7,253		PPL Corp	201,851
3,645		Progress Energy, Inc	174,996
6,289		Public Service Enterprise Group, Inc	205,273
2,092		Questar Corp	37,049
9,167	*	RRI Energy, Inc	35,385
1,360		SCANA Corp	53,543
2,977		Sempra Energy	157,424
138		SJW Corp	3,345
377		South Jersey Industries, Inc	20,475
10,482		Southern Co	423,264
542		Southwest Gas Corp	20,927
2,675		TECO Energy, Inc	50,531
1,315		UGI Corp	41,935
895		UIL Holdings Corp	28,953
432		Unisource Energy Corp	16,127
126		Unitil Corp	3,314
980		Vectren Corp	27,303
1,530		Westar Energy, Inc	41,172
637		WGL Holdings, Inc	24,518
2,903		Wisconsin Energy Corp	91,009
5,904		Xcel Energy, Inc	143,467
142		York Water Co	2,350

		TOTAL UTILITIES	6,465,538

		TOTAL COMMON STOCKS (Cost $164,100,963)	188,398,217

		TOTAL INVESTMENTS - 99.8% (Cost $164,100,963)	188,398,217
		OTHER ASSETS & LIABILITIES, NET - 0.2%	338,226

		NET ASSETS - 100.0%	$188,736,443

Abbreviation(s):

REIT    Real Estate Investment Trust

*	Non-income producing.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.8%
749	*	American Axle & Manufacturing Holdings, Inc	$8,524
400	*	BorgWarner, Inc	32,316
19,602	*	Ford Motor Co	270,312
64	*	Fuel Systems Solutions, Inc	1,597
1,501		Harley-Davidson, Inc	61,496
5,649		Johnson Controls, Inc	235,337
292	*	Modine Manufacturing Co	4,488
77		Spartan Motors, Inc	416
339		Superior Industries International, Inc	7,495
890	*	Tenneco, Inc	39,222

		TOTAL AUTOMOBILES & COMPONENTS	661,203

BANKS - 3.1%
125		Bank of Hawaii Corp	5,815
7,013		BB&T Corp	188,229
3,121	*	Citizens Republic Bancorp, Inc	2,154
984		Comerica, Inc	34,017
9,557		Fifth Third Bancorp	121,852
1,250		First Horizon National Corp	11,925
1,717		Hudson City Bancorp, Inc	14,062
8,429		Keycorp	70,214
1,075		M&T Bank Corp	94,546
125		MainSource Financial Group, Inc	1,038
1,718		Marshall & Ilsley Corp	13,692
1,341		New York Community Bancorp, Inc	20,101
145		Old National Bancorp	1,566
189		People’s United Financial, Inc	2,540
200	*	PMI Group, Inc	214
3,909		PNC Financial Services Group, Inc	233,015
14,830	*	Popular, Inc	40,931
355		Provident Financial Services, Inc	5,084
220		Radian Group, Inc	931
8,192		Regions Financial Corp	50,790
172	*	SVB Financial Group	10,270
11,153		US Bancorp	284,513
100		Zions Bancorporation	2,401

		TOTAL BANKS	1,209,900

CAPITAL GOODS - 8.6%
3,577		3M Co	339,278
40		A.O. Smith Corp	1,692
19	*	American Superconductor Corp	172
3,236		Ametek, Inc	145,296
100		Apogee Enterprises, Inc	1,281
400	*	ArvinMeritor, Inc	6,416
90	*	Astec Industries, Inc	3,328
800		Barnes Group, Inc	19,848
200		Briggs & Stratton Corp	3,972
515	*	Builders FirstSource, Inc	1,107
3,333		Caterpillar, Inc	354,830
201		Cooper Industries plc	11,994
1,716		Cummins, Inc	177,589
4,807		Danaher Corp	254,723
2,839		Deere & Co	234,075
217		Dover Corp	14,713
2,260		Eaton Corp	116,277
4,948		Emerson Electric Co	278,324
358	*	Energy Recovery, Inc	1,171

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

260		Fastenal Co	$9,357
288		Fluor Corp	18,622
312	*	FuelCell Energy, Inc	409
17		Gardner Denver, Inc	1,429
350	*	Gibraltar Industries, Inc	3,962
500		Graco, Inc	25,330
377	*	GrafTech International Ltd	7,642
4,330		Illinois Tool Works, Inc	244,601
431		Ingersoll-Rand plc	19,572
80	*	Layne Christensen Co	2,427
301		LB Foster Co (Class A)	9,906
176		Lincoln Electric Holdings, Inc	6,310
2,605		Masco Corp	31,338
905	*	NCI Building Systems, Inc	10,308
1,014		Nordson Corp	55,618
760	*	Owens Corning, Inc	28,386
2,143		Paccar, Inc	109,486
343		Pall Corp	19,287
277		Pentair, Inc	11,180
178	*	Polypore International, Inc	12,076
1,343		Precision Castparts Corp	221,125
240		Quanex Building Products Corp	3,934
565	*	Quanta Services, Inc	11,413
480		Rockwell Automation, Inc	41,645
287		Roper Industries, Inc	23,907
671	*	Sensata Technologies Holding BV	25,263
147		Snap-On, Inc	9,185
1,411	*	Spirit Aerosystems Holdings, Inc (Class A)	31,042
760		Tennant Co	30,347
500		Tredegar Corp	9,175
2,876		Tyco International Ltd	142,161
880		W.W. Grainger, Inc	135,212
300	*	WABCO Holdings, Inc	20,718
128	*	WESCO International, Inc	6,924
325		Westinghouse Air Brake Technologies Corp	21,359

		TOTAL CAPITAL GOODS	3,326,742

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,239		Avery Dennison Corp	47,863
42		Corporate Executive Board Co	1,833
160		Deluxe Corp	3,954
550		Dun & Bradstreet Corp	41,548
68		Herman Miller, Inc	1,851
168		HNI Corp	4,220
498		Iron Mountain, Inc	16,977
280		Manpower, Inc	15,022
266		Pitney Bowes, Inc	6,115
600		R.R. Donnelley & Sons Co	11,766
949		Robert Half International, Inc	25,651
318	*	Tetra Tech, Inc	7,155
1,536		Waste Management, Inc	57,246

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	241,201

CONSUMER DURABLES & APPAREL - 1.4%
200		Callaway Golf Co	1,244
1,297		Coach, Inc	82,917
30	*	K-Swiss, Inc (Class A)	319
3,956		Mattel, Inc	108,750
200		Movado Group, Inc	3,422
2,746		Nike, Inc (Class B)	247,085
200		Oxford Industries, Inc	6,752
235		Phillips-Van Heusen Corp	15,385
71	*	Tempur-Pedic International, Inc	4,815
170		Tupperware Corp	11,467
310		VF Corp	33,654
82		Whirlpool Corp	6,668

		TOTAL CONSUMER DURABLES & APPAREL	522,478

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.3%
521	*	AFC Enterprises	$8,570
55		Bob Evans Farms, Inc	1,923
676		Choice Hotels International, Inc	22,551
793		Darden Restaurants, Inc	39,460
13	*	DineEquity, Inc	680
500	*	Gaylord Entertainment Co	15,000
2,186		Marriott International, Inc (Class A)	77,581
5,014		McDonald’s Corp	422,781
177	*	Sonic Corp	1,882
4,520		Starbucks Corp	178,495
907		Starwood Hotels & Resorts Worldwide, Inc	50,828
40		Weight Watchers International, Inc	3,019
460		Wyndham Worldwide Corp	15,479
660		Yum! Brands, Inc	36,458

		TOTAL CONSUMER SERVICES	874,707

DIVERSIFIED FINANCIALS - 6.2%
2,493	*	American Capital Ltd	24,755
6,078		American Express Co	314,233
1,284		Ameriprise Financial, Inc	74,061
8,827		Bank of New York Mellon Corp	226,148
944		BlackRock, Inc	181,069
4,060		Capital One Financial Corp	209,780
10,899		Charles Schwab Corp	179,289
421		CME Group, Inc	122,758
4,545		Discover Financial Services	121,579
226		Eaton Vance Corp	6,832
363		Evercore Partners, Inc (Class A)	12,095
1,764		Franklin Resources, Inc	231,595
653	*	IntercontinentalExchange, Inc	81,435
3,088		Invesco Ltd	72,259
653		Legg Mason, Inc	21,392
3,301	*	MF Global Holdings Ltd	25,550
595	*	Nasdaq Stock Market, Inc	15,054
1,392	*	NewStar Financial, Inc	14,867
1,631		Northern Trust Corp	74,961
1,939		NYSE Euronext	66,450
55	*	PHH Corp	1,129
679		SEI Investments Co	15,284
3,743		State Street Corp	168,772
1,967		T Rowe Price Group, Inc	118,689

		TOTAL DIVERSIFIED FINANCIALS	2,380,036

ENERGY - 10.3%
128		Alon USA Energy, Inc	1,443
2,416		Apache Corp	298,111
1,612	*	ATP Oil & Gas Corp	24,680
32	*	Atwood Oceanics, Inc	1,412
860		Cabot Oil & Gas Corp	57,027
1,512	*	Cameron International Corp	76,038
159		CARBO Ceramics, Inc	25,909
40	*	Carrizo Oil & Gas, Inc	1,670
5,347		Chesapeake Energy Corp	158,752
807		Cimarex Energy Co	72,565
1,962	*	Clean Energy Fuels Corp	25,800
355	*	Complete Production Services, Inc	11,843
47	*	Concho Resources, Inc	4,317
325	*	Contango Oil & Gas Co	18,993
1,646		Crosstex Energy, Inc	19,587
980	*	CVR Energy, Inc	24,128
112	*	Dawson Geophysical Co	3,825
3,247	*	Denbury Resources, Inc	64,940
3,159		Devon Energy Corp	248,961
1,624		Diamond Offshore Drilling, Inc	114,346
6,270		El Paso Corp	126,654

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,058		EOG Resources, Inc	$215,164
2,652		Equitable Resources, Inc	139,283
49	*	Exterran Holdings, Inc	972
1,705	*	FMC Technologies, Inc	76,367
1,140	*	Global Industries Ltd	6,247
92	*	GMX Resources, Inc	409
369	*	Goodrich Petroleum Corp	6,793
166		Gulf Island Fabrication, Inc	5,358
437	*	Gulfmark Offshore, Inc	19,311
1,203	*	Hercules Offshore, Inc	6,629
2,858		Hess Corp	213,664
1,084	*	Hornbeck Offshore Services, Inc	29,810
564	*	ION Geophysical Corp	5,335
88	*	Kinder Morgan Management LLC	5,772
110		Lufkin Industries, Inc	9,466
5,361		Marathon Oil Corp	282,418
159	*	Matrix Service Co	2,127
3,354		National Oilwell Varco, Inc	262,317
1,087	*	Newfield Exploration Co	73,938
905		Noble Corp	35,666
2,220		Noble Energy, Inc	198,979
156		Oceaneering International, Inc	6,318
89	*	Oil States International, Inc	7,112
753	*	Parker Drilling Co	4,405
1,789	*	PetroHawk Energy Corp	44,135
200	*	Petroleum Development Corp	5,982
415	*	Petroquest Energy, Inc	2,913
697	*	Pioneer Drilling Co	10,622
1,292		Pioneer Natural Resources Co	115,724
2,139		Questar Market Resources, Inc	89,474
846	*	Quicksilver Resources, Inc	12,487
715		Range Resources Corp	39,683
6,716	*	Rentech, Inc	7,119
233	*	Rex Energy Corp	2,393
84	*	Rosetta Resources, Inc	4,329
248		RPC, Inc	6,086
1,719	*	Southwestern Energy Co	73,711
8,091		Spectra Energy Corp	221,774
653		St. Mary Land & Exploration Co	47,982
425		Sunoco, Inc	17,727
951	*	Ultra Petroleum Corp	43,556
300	*	Unit Corp	18,279
6,253	*	Weatherford International Ltd	117,244
2,362	*	Western Refining, Inc	42,681
682	*	Whiting Petroleum Corp	38,813

		TOTAL ENERGY	3,957,575

FOOD & STAPLES RETAILING - 1.0%
2,499		Kroger Co	61,975
3,161		Safeway, Inc	73,873
128		Spartan Stores, Inc	2,500
6,713		Sysco Corp	209,311
432		Whole Foods Market, Inc	27,410

		TOTAL FOOD & STAPLES RETAILING	375,069

FOOD, BEVERAGE & TOBACCO - 4.1%
2,616		Campbell Soup Co	90,383
615		ConAgra Foods, Inc	15,873
5,674		General Mills, Inc	211,186
569	*	Green Mountain Coffee Roasters, Inc	50,789
2,669		H.J. Heinz Co	142,204
94	*	Hansen Natural Corp	7,609
34		Hormel Foods Corp	1,014
273		J.M. Smucker Co	20,868
3,405		Kellogg Co	188,365
8,860		Kraft Foods, Inc (Class A)	312,138

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

51		Lancaster Colony Corp	$3,102
146		McCormick & Co, Inc	7,237
6,676		PepsiCo, Inc	470,191
11	*	Ralcorp Holdings, Inc	952
4,376		Sara Lee Corp	83,100
80		Tootsie Roll Industries, Inc	2,341

		TOTAL FOOD, BEVERAGE & TOBACCO	1,607,352

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
3,627		Aetna, Inc	159,914
55	*	Amsurg Corp	1,437
4,424		Baxter International, Inc	264,069
2,468		Becton Dickinson & Co	212,668
263	*	Centene Corp	9,344
75		Chemed Corp	4,914
1,128		Cigna Corp	58,013
12	*	Gen-Probe, Inc	830
85	*	Greatbatch, Inc	2,280
105	*	Henry Schein, Inc	7,517
507		Hill-Rom Holdings, Inc	23,342
737		Humana, Inc	59,358
292	*	Idexx Laboratories, Inc	22,648
33		Invacare Corp	1,095
341	*	Inverness Medical Innovations, Inc	12,487
200	*	Kinetic Concepts, Inc	11,526
337	*	LifePoint Hospitals, Inc	13,170
1,481	*	Medco Health Solutions, Inc	83,706
6,924		Medtronic, Inc	266,781
301	*	Molina Healthcare, Inc	8,163
104	*	MWI Veterinary Supply, Inc	8,400
61		Owens & Minor, Inc	2,104
522		Patterson Cos, Inc	17,169
164	*	Resmed, Inc	5,076
293		STERIS Corp	10,249
3,433		WellPoint, Inc	270,418

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,536,678

HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
1,937		Avon Products, Inc	54,236
521		Clorox Co	35,136
2,317		Colgate-Palmolive Co	202,529
276		Estee Lauder Cos (Class A)	29,032
739		Herbalife Ltd	42,596
3,324		Kimberly-Clark Corp	221,245
9,942		Procter & Gamble Co	632,014

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,216,788

INSURANCE - 5.7%
2,267		ACE Ltd	149,214
4,452		Aflac, Inc	207,819
5	*	Alleghany Corp	1,666
360	*	Arch Capital Group Ltd	11,491
903		Aspen Insurance Holdings Ltd	23,234
748		Assurant, Inc	27,130
133		Axis Capital Holdings Ltd	4,118
6,478	*	Berkshire Hathaway, Inc (Class B)	501,332
3,341		Chubb Corp	209,180
3,179		Cincinnati Financial Corp	92,763
332		Endurance Specialty Holdings Ltd	13,722
32		Everest Re Group Ltd	2,616
5,147	*	Genworth Financial, Inc (Class A)	52,911
2,587		Lincoln National Corp	73,704
38	*	Markel Corp	15,079
765		Montpelier Re Holdings Ltd	13,770
320	*	National Financial Partners Corp	3,693
28		PartnerRe Ltd	1,928
6,686	*	Phoenix Cos, Inc	16,448

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

379		Platinum Underwriters Holdings Ltd	$12,598
2,550		Principal Financial Group	77,571
6,856		Progressive Corp	146,581
300		Protective Life Corp	6,939
3,641		Prudential Financial, Inc	231,531
36		Stancorp Financial Group, Inc	1,519
3,921		Travelers Cos, Inc	228,908
992		W.R. Berkley Corp	32,180
1,635		XL Capital Ltd	35,937

		TOTAL INSURANCE	2,195,582

MATERIALS - 5.4%
2,298		Air Products & Chemicals, Inc	219,642
45		Airgas, Inc	3,152
8,717		Alcoa, Inc	138,251
516		Allegheny Technologies, Inc	32,751
1,459	*	Allied Nevada Gold Corp	51,605
900		AMCOL International Corp	34,344
157		Aptargroup, Inc	8,217
252		Ball Corp	9,692
627		Bemis Co, Inc	21,180
327		Buckeye Technologies, Inc	8,822
9	*	Clearwater Paper Corp	615
1,180		Cleveland-Cliffs, Inc	109,091
782	*	Coeur d’Alene Mines Corp	18,971
805		Commercial Metals Co	11,552
68		Compass Minerals International, Inc	5,853
103		Domtar Corporation	9,756
2,955		Ecolab, Inc	166,603
611		H.B. Fuller Co	14,921
182		Innophos Holdings, Inc	8,882
1,828		International Paper Co	54,511
898	*	Louisiana-Pacific Corp	7,310
428		Lubrizol Corp	57,468
3,591		LyondellBasell Industries AF S.C.A	138,325
1,778		MeadWestvaco Corp	59,225
176		Minerals Technologies, Inc	11,667
343		Nalco Holding Co	9,539
3,278		Nucor Corp	135,118
253	*	Owens-Illinois, Inc	6,530
2,379		Praxair, Inc	257,859
114		Rock-Tenn Co (Class A)	7,563
1,068		Royal Gold, Inc	62,553
382		Sealed Air Corp	9,088
1,560		Sigma-Aldrich Corp	114,473
810		Sonoco Products Co	28,787
297	*	Stillwater Mining Co	6,537
496		Titanium Metals Corp	9,087
2,878		United States Steel Corp	132,503
153	*	US Gold Corp	923
330		Valspar Corp	11,900
872		Vulcan Materials Co	33,598
79		Wausau Paper Corp	532
1,940		Worthington Industries, Inc	44,814

		TOTAL MATERIALS	2,073,810

MEDIA - 1.9%
1,705		Cablevision Systems Corp (Class A)	61,738
3,290	*	Discovery Communications, Inc (Class A)	134,757
423	*	Discovery Communications, Inc (Class C)	15,461
327	*	DreamWorks Animation SKG, Inc (Class A)	6,573
100	*	Fisher Communications, Inc	2,982
83		John Wiley & Sons, Inc (Class A)	4,317
2,109	*	Journal Communications, Inc (Class A)	10,904
2,132	*	Liberty Global, Inc (Class A)	96,025
1,421	*	New York Times Co (Class A)	12,391

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,070		Time Warner Cable, Inc	$239,582
339	*	Valassis Communications, Inc	10,272
2,350		Virgin Media, Inc	70,336
148		Washington Post Co (Class B)	62,005

		TOTAL MEDIA	727,343

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
7,190		Abbott Laboratories	378,338
100	*	Affymetrix, Inc	793
2,370	*	Agilent Technologies, Inc	121,131
1,090	*	Akorn, Inc	7,630
2,635		Allergan, Inc	219,364
200	*	Amylin Pharmaceuticals, Inc	2,672
792	*	Ariad Pharmaceuticals, Inc	8,973
101	*	Auxilium Pharmaceuticals, Inc	1,980
2,265	*	Biogen Idec, Inc	242,174
10,254		Bristol-Myers Squibb Co	296,956
365	*	Cepheid, Inc	12,644
771	*	Endo Pharmaceuticals Holdings, Inc	30,971
300	*	Geron Corp	1,203
6,296	*	Gilead Sciences, Inc	260,717
767	*	Incyte Corp	14,527
9,723		Johnson & Johnson	646,773
1,049	*	Life Technologies Corp	54,621
12,713		Merck & Co, Inc	448,642
1,668	*	Nektar Therapeutics	12,126
377	*	Neurocrine Biosciences, Inc	3,035
1,904		PDL BioPharma, Inc	11,176
325	*	Pharmasset, Inc	36,465
852	*	Pozen, Inc	3,578
227	*	Progenics Pharmaceuticals, Inc	1,630
490	*	Salix Pharmaceuticals Ltd	19,517
311	*	SIGA Technologies, Inc	3,029
70		Techne Corp	5,836
88	*	United Therapeutics Corp	4,849
636	*	Vivus, Inc	5,177
465	*	Waters Corp	44,519

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,901,046

REAL ESTATE - 2.9%
2,169		AMB Property Corp	77,737
9,532		Annaly Capital Management, Inc	171,957
736		Boston Properties, Inc	78,134
1,107	*	CB Richard Ellis Group, Inc (Class A)	27,796
180		Digital Realty Trust, Inc	11,120
1,259		Duke Realty Corp	17,639
80		Federal Realty Investment Trust	6,814
1,987	*	First Industrial Realty Trust, Inc	22,751
4,445		General Growth Properties, Inc	74,187
3,260		HCP, Inc	119,609
559		Health Care REIT, Inc	29,308
4,628		Host Marriott Corp	78,445
15		Jones Lang LaSalle, Inc	1,415
325		Liberty Property Trust	10,589
265		Macerich Co	14,178
107		Mid-America Apartment Communities, Inc	7,219
38		Post Properties, Inc	1,549
6,300		RAIT Investment Trust	13,230
78		Regency Centers Corp	3,430
2,087		Simon Property Group, Inc	242,572
292		Ventas, Inc	15,391
1,043		Vornado Realty Trust	97,187

		TOTAL REAL ESTATE	1,122,257

RETAILING - 4.2%
15		Advance Auto Parts, Inc	877
600		American Eagle Outfitters, Inc	7,650

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

89	*	Ann Taylor Stores Corp	$2,323
354	*	Autozone, Inc	104,377
1,343	*	Bed Bath & Beyond, Inc	78,391
2,271		Best Buy Co, Inc	71,332
215		Bon-Ton Stores, Inc/the	2,090
456	*	Carmax, Inc	15,080
400		Chico’s FAS, Inc	6,092
400		Foot Locker, Inc	9,504
246	*	GameStop Corp (Class A)	6,561
3,708		Gap, Inc	67,115
2,206		Genuine Parts Co	120,006
248	*	HSN, Inc	8,164
1,010		JC Penney Co, Inc	34,885
2,311		Kohl’s Corp	115,573
3,113	*	Liberty Media Holding Corp (Interactive A)	52,205
1,876		Limited Brands, Inc	72,132
9,465		Lowe’s Cos, Inc	220,629
800		Macy’s, Inc	23,392
750		Nordstrom, Inc	35,205
700	*	Office Depot, Inc	2,954
404	*	Orbitz Worldwide, Inc	1,006
224		Petsmart, Inc	10,163
200		RadioShack Corp	2,662
4,630		Staples, Inc	73,154
5,401		Target Corp	253,361
300		Tiffany & Co	23,556
3,156		TJX Companies, Inc	165,785
100		Williams-Sonoma, Inc	3,649

		TOTAL RETAILING	1,589,873

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
873	*	Advanced Energy Industries, Inc	12,912
5,624	*	Advanced Micro Devices, Inc	39,312
624		Analog Devices, Inc	24,423
15,093		Applied Materials, Inc	196,360
51	*	Cabot Microelectronics Corp	2,370
1,595	*	Entegris, Inc	16,141
21,136		Intel Corp	468,375
499	*	Lattice Semiconductor Corp	3,253
654	*	LTX-Credence Corp	5,847
3,605	*	Nvidia Corp	57,446
3,239	*	ON Semiconductor Corp	33,912
706	*	RF Micro Devices, Inc	4,321
210	*	Sigma Designs, Inc	1,604
487	*	Skyworks Solutions, Inc	11,191
689	*	Sunpower Corp (Class A)	13,318
248	*	Sunpower Corp (Class B)	4,124
50	*	Teradyne, Inc	740
8,187		Texas Instruments, Inc	268,779
170	*	Ultratech, Inc	5,165

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,169,593

SOFTWARE & SERVICES - 8.2%
4,635		Accenture plc	280,047
3,627	*	Adobe Systems, Inc	114,069
33	*	Ansys, Inc	1,804
1,149	*	Autodesk, Inc	44,351
61	*	Blackboard, Inc	2,647
749		Broadridge Financial Solutions, Inc	18,028
3,288		CA, Inc	75,098
2,835	*	Cognizant Technology Solutions Corp (Class A)	207,919
696	*	Compuware Corp	6,793
710		Earthlink, Inc	5,463
204	*	Equinix, Inc	20,608
130	*	Fortinet, Inc	3,548
936	*	Google, Inc (Class A)	473,972

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

584	*	Informatica Corp	$34,123
4,250		International Business Machines Corp	729,088
2,472	*	Intuit, Inc	128,198
205	*	Liquidity Services, Inc	4,840
249		Marchex, Inc (Class B)	2,211
120	*	NeuStar, Inc (Class A)	3,144
1,258		NIC, Inc	16,933
14,632		Oracle Corp	481,538
1,293	*	Rackspace Hosting, Inc	55,263
758	*	Salesforce.com, Inc	112,927
6,316	*	Symantec Corp	124,552
146	*	Ultimate Software Group, Inc	7,947
13,224	*	Yahoo!, Inc	198,889

		TOTAL SOFTWARE & SERVICES	3,154,000

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
475	*	Acme Packet, Inc	33,312
660	*	Aruba Networks, Inc	19,503
97	*	Avid Technology, Inc	1,827
147	*	Benchmark Electronics, Inc	2,426
553	*	Bookham, Inc	3,716
24,339		Cisco Systems, Inc	379,931
1,082	*	Cray, Inc	6,925
14,070	*	Dell, Inc	234,547
24	*	DG FastChannel, Inc	769
11,056	*	EMC Corp	304,593
532	*	Finisar Corp	9,592
9,880		Hewlett-Packard Co	359,633
169		InterDigital, Inc	6,904
124	*	Intevac, Inc	1,266
185	*	IPG Photonics Corp	13,451
14	*	Itron, Inc	674
300	*	Lexmark International, Inc (Class A)	8,778
719	*	Motorola Mobility Holdings, Inc	15,847
3,096	*	Motorola, Inc	142,540
645	*	Oplink Communications, Inc	12,016
293		Plantronics, Inc	10,703
416	*	Polycom, Inc	26,749
1,208	*	Power-One, Inc	9,785
6,042	*	Quantum Corp	19,939
975	*	Radisys Corp	7,108
790	*	Smart Modular Technologies WWH, Inc	7,236
406	*	STEC, Inc	6,906
172	*	Super Micro Computer, Inc	2,767
40		Sycamore Networks, Inc	890
141	*	Synaptics, Inc	3,629
26	*	Tech Data Corp	1,271
1,492		Tellabs, Inc	6,878
281	*	Trimble Navigation Ltd	11,139
184	*	TTM Technologies, Inc	2,948
17,398		Xerox Corp	181,113

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,857,311

TELECOMMUNICATION SERVICES - 2.4%
3,827	*	American Tower Corp (Class A)	200,267
5,555		CenturyTel, Inc	224,588
1,541	*	Cincinnati Bell, Inc	5,116
1,175	*	Crown Castle International Corp	47,928
12,751		Frontier Communications Corp	102,901
2,464	*	MetroPCS Communications, Inc	42,405
1,573	*	NII Holdings, Inc (Class B)	66,664
90	*	SBA Communications Corp (Class A)	3,437
27,432	*	Sprint Nextel Corp	147,858
443	*	tw telecom inc (Class A)	9,095
18	*	US Cellular Corp	872
5,995		Windstream Corp	77,695

		TOTAL TELECOMMUNICATION SERVICES	928,826

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.9%
215		CH Robinson Worldwide, Inc	$16,951
8,580		CSX Corp	224,968
3,122	*	Delta Air Lines, Inc	28,629
199		Expeditors International Washington, Inc	10,187
2,335		FedEx Corp	221,475
34	*	Genesee & Wyoming, Inc (Class A)	1,994
500	*	Kansas City Southern Industries, Inc	29,665
3,125		Norfolk Southern Corp	234,155
68		Ryder System, Inc	3,866
5,867		Southwest Airlines Co	67,001
4,089		United Parcel Service, Inc (Class B)	298,210

		TOTAL TRANSPORTATION	1,137,101

UTILITIES - 4.3%
1,154		Alliant Energy Corp	46,922
1,100		Atmos Energy Corp	36,575
1,390	*	Calpine Corp	22,421
1,918		Centerpoint Energy, Inc	37,113
167		CH Energy Group, Inc	8,894
3,006		Cleco Corp	104,759
3,428		Consolidated Edison, Inc	182,506
175		DTE Energy Co	8,754
2,588		Idacorp, Inc	102,226
87		ITC Holdings Corp	6,244
222		Laclede Group, Inc	8,398
500		MGE Energy, Inc	20,265
197		New Jersey Resources Corp	8,788
3,805		NextEra Energy, Inc	218,635
728		Nicor, Inc	39,851
4,938		NiSource, Inc	99,995
1,413		Northeast Utilities	49,695
162		Northwest Natural Gas Co	7,311
819		NSTAR	37,658
3,211		NV Energy, Inc	49,289
665		Oneok, Inc	49,217
6,116		Pepco Holdings, Inc	120,057
2,273		PG&E Corp	95,534
1,421		Piedmont Natural Gas Co, Inc	42,999
2,949		PPL Corp	82,071
104		SCANA Corp	4,094
1,493		Sempra Energy	78,950
211		SJW Corp	5,115
560		South Jersey Industries, Inc	30,414
524		WGL Holdings, Inc	20,169
250		Wisconsin Energy Corp	7,838
368		Xcel Energy, Inc	8,942

		TOTAL UTILITIES	1,641,699

		TOTAL COMMON STOCKS (Cost $33,332,309)	38,408,170

		TOTAL INVESTMENTS - 99.8% (Cost $33,332,309)	38,408,170
		OTHER ASSETS & LIABILITIES, NET - 0.2%	83,775

		NET ASSETS - 100.0%	$38,491,945

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%
DIVERSIFIED REITS - 4.7%
41,000		Vornado Realty Trust	$3,820,380

		TOTAL DIVERSIFIED REITS	3,820,380

GOLD - 0.7%
10,000		Newmont Mining Corp	539,700

		TOTAL GOLD	539,700

HOMEBUILDING - 0.8%
30,000		KB Home	293,400
50,000	*	Pulte Homes, Inc	383,000

		TOTAL HOMEBUILDING	676,400

HOTELS, RESORTS & CRUISE LINES - 1.1%
7,000	*	Hyatt Hotels Corp	285,740
60,000	*	Orient-Express Hotels Ltd (Class A)	645,000

		TOTAL HOTELS, RESORTS & CRUISE LINES	930,740

INDUSTRIAL REITS - 3.7%
56,784		AMB Property Corp	2,035,139
19,500		EastGroup Properties, Inc	828,945
15,000	*	First Industrial Realty Trust, Inc	171,750

		TOTAL INDUSTRIAL REITS	3,035,834

MORTGAGE REITS - 1.6%
30,000		CreXus Investment Corp	333,300
25,000	*	Newcastle Investment Corp	144,500
40,000		Starwood Property Trust, Inc	820,400

		TOTAL MORTGAGE REITS	1,298,200

OFFICE REITS - 14.8%
19,000		Alexandria Real Estate Equities, Inc	1,470,980
75,000		BioMed Realty Trust, Inc	1,443,000
42,000		Boston Properties, Inc	4,458,720
8,000		Corporate Office Properties Trust	248,880
22,000		Digital Realty Trust, Inc	1,359,160
7,500		Kilroy Realty Corp	296,175
18,000		Mack-Cali Realty Corp	592,920
35,000		Mission West Properties, Inc	307,300
24,000		SL Green Realty Corp	1,988,880

		TOTAL OFFICE REITS	12,166,015

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,g,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE DEVELOPMENT - 0.4%
22,000	*	Forestar Real Estate Group, Inc	361,460

		TOTAL REAL ESTATE DEVELOPMENT	361,460

REAL ESTATE OPERATING COMPANIES - 1.6%
407,000	*	Thomas Properties Group, Inc	1,306,470

		TOTAL REAL ESTATE OPERATING COMPANIES	1,306,470

REAL ESTATE SERVICES - 2.2%
43,000	*	CB Richard Ellis Group, Inc (Class A)	1,079,730
7,500		Jones Lang LaSalle, Inc	707,250

		TOTAL REAL ESTATE SERVICES	1,786,980

RESIDENTIAL REITS - 17.1%
40,000		American Campus Communities, Inc	1,420,800

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

20,000		Associated Estates Realty Corp	$325,000
23,500		AvalonBay Communities, Inc	3,017,400
7,000		BRE Properties, Inc (Class A)	349,160
10,000		Camden Property Trust	636,200
88,000		Equity Residential	5,280,000
16,500		Essex Property Trust, Inc	2,232,285
10,000		Post Properties, Inc	407,600
15,000		UDR, Inc	368,250

		TOTAL RESIDENTIAL REITS	14,036,695

RETAIL REITS - 24.3%
130,000		Developers Diversified Realty Corp	1,833,000
12,500		Federal Realty Investment Trust	1,064,750
150,000		General Growth Properties, Inc	2,503,499
35,000		Glimcher Realty Trust	332,500
59,000		Kimco Realty Corp	1,099,760
40,000		Macerich Co	2,140,000
15,000		Realty Income Corp	502,350
24,000		Regency Centers Corp	1,055,280
72,000		Simon Property Group, Inc	8,368,560
33,000		Tanger Factory Outlet Centers, Inc	883,410
3,500		Taubman Centers, Inc	207,200

		TOTAL RETAIL REITS	19,990,309

SECURITY & ALARM SERVICES - 0.8%
15,000	*	Corrections Corp of America	324,750
13,000	*	Geo Group, Inc	299,390

		TOTAL SECURITY & ALARM SERVICES	624,140

SPECIALIZED REITS - 26.0%
26,000		Entertainment Properties Trust	1,214,200
18,973		Extra Space Storage, Inc	404,694
100,000	*	FelCor Lodging Trust, Inc	533,000
75,000		HCP, Inc	2,751,750
44,626		Health Care REIT, Inc	2,339,741
110,000		Hersha Hospitality Trust	612,700
180,000		Host Marriott Corp	3,051,000
6,000		LaSalle Hotel Properties	158,040
11,000		Nationwide Health Properties, Inc	455,510
30,000		Plum Creek Timber Co, Inc	1,216,200
28,500		Public Storage, Inc	3,249,285
3,750		Rayonier, Inc	245,063
8,000		Sovran Self Storage, Inc	328,000
25,000	*	Sunstone Hotel Investors, Inc	231,750
60,000		U-Store-It Trust	631,200
41,000		Ventas, Inc	2,161,110
83,000		Weyerhaeuser Co	1,814,380

		TOTAL SPECIALIZED REITS	21,397,623

		TOTAL COMMON STOCKS (Cost $71,907,038)	81,970,946

		TOTAL INVESTMENTS - 99.8% (Cost $71,907,038)	81,970,946
		OTHER ASSETS & LIABILITIES, NET - 0.2%	160,572

		NET ASSETS - 100.0%	$82,131,518

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $0 or 0.0% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 97.5%
CORPORATE BONDS - 28.3%
AUTOMOBILES & COMPONENTS - 0.0%
$ 32,000	g	Delphi Corp	5.880%	05/15/19	$31,360
32,000		Ford Motor Co	7.450	07/16/31	36,276

		TOTAL AUTOMOBILES & COMPONENTS			67,636

BANKS - 3.1%
100,000	g	Banco de Credito del Peru	4.750	03/16/16	99,000
100,000	g	BanColombia S.A.	4.250	01/12/16	100,500
110,000	g	BanColombia S.A.	5.950	06/03/21	111,650
750,000	g	Bank of Nova Scotia	1.650	10/29/15	737,147
75,000		BB&T Corp	3.850	07/27/27	77,467
150,000	g	BBVA Bancomer S.A.	4.500	03/10/16	152,625
900,000	g	Depfa ACS Bank	5.130	03/16/37	625,495
100,000		Deutsche Bank AG	3.880	08/18/14	105,110
50,000		Discover Bank	7.000	04/15/20	55,535
50,000		First Horizon National Corp	5.380	12/15/15	53,196
100,000	g	HSBC Bank plc	3.500	06/28/15	102,613
150,000	g	HSBC Bank plc	4.130	08/12/20	145,200
100,000	g	ICICI Bank Ltd	5.500	03/25/15	105,013
60,000		JPMorgan Chase & Co	5.130	09/15/14	64,839
75,000		JPMorgan Chase & Co	3.450	03/01/16	76,398
200,000		JPMorgan Chase & Co	3.150	07/05/16	201,224
275,000		JPMorgan Chase & Co	4.250	10/15/20	269,041
100,000		JPMorgan Chase & Co	5.500	10/15/40	99,429
175,000		Northern Trust Corp	4.630	05/01/14	191,110
100,000		PNC Funding Corp	5.130	02/08/20	107,070
200,000	g	Shinhan Bank	4.130	10/04/16	203,663
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	102,303
150,000		Union Bank of California NA	5.950	05/11/16	164,028
25,000		USB Capital XIII Trust	6.630	12/15/39	25,698
25,000		Wachovia Bank NA	4.800	11/01/14	26,721
100,000		Wachovia Bank NA	5.850	02/01/37	100,671
100,000		Wells Fargo & Co	4.750	02/09/15	106,959
150,000		Wells Fargo & Co	3.680	06/15/16	154,101
50,000		Westpac Banking Corp	3.000	08/04/15	50,542
40,000		Zions Bancorporation	7.750	09/23/14	43,858

		TOTAL BANKS			4,458,206

CAPITAL GOODS - 1.2%
25,000		Black & Decker Corp	8.950	04/15/14	29,582
200,000		Caterpillar, Inc	1.380	05/27/14	200,810
130,000		Caterpillar, Inc	5.200	05/27/41	130,012
50,000		CRH America, Inc	4.130	01/15/16	51,156
250,000		Danaher Corp	1.300	06/23/14	249,855
250,000		Danaher Corp	2.300	06/23/16	249,801
55,000		Goodrich Corp	6.130	03/01/19	62,932
32,000	g	Huntington Ingalls	6.880	03/15/18	32,800
50,000		ITT Corp	4.900	05/01/14	54,544
100,000	g	Myriad International Holding BV	6.380	07/28/17	108,000
100,000		Pentair, Inc	5.000	05/15/21	99,854
150,000	g	Sigma Alimentos S.A.	5.630	04/14/18	153,000
50,000		Tyco International Finance S.A.	6.000	11/15/13	55,273
25,000		Tyco International Finance S.A.	4.130	10/15/14	26,594
25,000		United Technologies Corp	5.700	04/15/40	26,779
100,000		Valmont Industries, Inc	6.630	04/20/20	109,505

		TOTAL CAPITAL GOODS			1,640,497

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$ 100,000	g	National Agricultural Cooperative Federation	4.250%	01/28/16	$102,426
40,000		Republic Services, Inc	6.200	03/01/40	41,994
25,000		Republic Services, Inc	5.700	05/15/41	24,406

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			168,826

CONSUMER DURABLES & APPAREL - 0.1%
100,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	101,705
75,000		Whirlpool Corp	8.000	05/01/12	79,243
25,000		Xerox Corp	4.500	05/15/21	24,728

		TOTAL CONSUMER DURABLES & APPAREL			205,676

CONSUMER SERVICES - 0.2%
60,000		McDonald’s Corp	3.500	07/15/20	59,958
200,000	g	Transnet Ltd	4.500	02/10/16	206,418
100,000		Walt Disney Co	4.500	12/15/13	108,535

		TOTAL CONSUMER SERVICES			374,911

DIVERSIFIED FINANCIALS - 6.3%
80,000		Abbey National Treasury Services plc	4.000	04/27/16	79,385
25,000		American Express Co	7.000	03/19/18	29,421
125,000		American Express Co	8.130	05/20/19	158,473
50,000		Ameriprise Financial, Inc	5.300	03/15/20	53,599
100,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	101,625
100,000	g	Bangkok Bank PCL	4.800	10/18/20	94,691
185,000		Bank of America Corp	3.630	03/17/16	185,533
200,000		Bank of America Corp	5.300	03/15/17	206,149
75,000		Bank of America Corp	5.750	12/01/17	79,746
50,000		Bank of New York Mellon Corp	4.300	05/15/14	54,048
50,000		Bank of New York Mellon Corp	5.450	05/15/19	55,457
100,000	g	Banque PSA Finance	3.380	04/04/14	102,064
50,000		Barclays Bank plc	5.200	07/10/14	54,089
50,000		BlackRock, Inc	3.500	12/10/14	52,693
150,000		BlackRock, Inc	4.250	05/24/21	147,522
100,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	103,550
50,000		Capital One Bank USA NA	8.800	07/15/19	61,362
50,000		Capital One Capital V	8.880	05/15/40	51,570
100,000		Citigroup, Inc	6.000	12/13/13	108,728
50,000		Citigroup, Inc	5.000	09/15/14	52,398
350,000		Citigroup, Inc	3.950	06/15/16	358,298
75,000		Citigroup, Inc	6.130	05/15/18	82,592
100,000		Citigroup, Inc	5.380	08/09/20	104,356
75,000		Citigroup, Inc	6.880	03/05/38	83,464
50,000		Citigroup, Inc	8.130	07/15/39	62,568
150,000		Credit Suisse	5.000	05/15/13	160,112
100,000		Credit Suisse	5.500	05/01/14	109,835
25,000		Credit Suisse	4.380	08/05/20	24,444
25,000		Credit Suisse AG.	5.400	01/14/20	25,309
100,000		Eaton Vance Corp	6.500	10/02/17	115,471
60,000		Franklin Resources, Inc	3.130	05/20/15	62,479
25,000		General Electric Capital Corp	2.800	01/08/13	25,635
200,000		General Electric Capital Corp	1.880	09/16/13	202,283
375,000		General Electric Capital Corp	5.500	06/04/14	412,340
150,000		General Electric Capital Corp	2.950	05/09/16	150,826
405,000		General Electric Capital Corp	4.380	09/16/20	400,357
100,000		General Electric Capital Corp	5.300	02/11/21	104,054
100,000	i	Goldman Sachs Capital II	5.790	12/30/49	80,000
100,000		Goldman Sachs Group, Inc	4.750	07/15/13	105,563
100,000		Goldman Sachs Group, Inc	3.700	08/01/15	101,827
240,000		Goldman Sachs Group, Inc	3.630	02/07/16	242,605
50,000		Goldman Sachs Group, Inc	7.500	02/15/19	58,177
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	25,000
50,000		Goldman Sachs Group, Inc	6.250	02/01/41	50,409
200,000	g	Gruposura Finance	5.700	05/18/21	199,500
165,000		HSBC Finance Corp	4.750	07/15/13	174,721
100,000	g	Hyundai Capital America	3.750	04/06/16	100,355

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 35,000	g	International Lease Finance Corp	6.500%	09/01/14	$37,100
25,000		International Lease Finance Corp	8.630	09/15/15	27,094
90,000		International Lease Finance Corp	5.750	05/15/16	88,625
50,000		International Lease Finance Corp	8.250	12/15/20	54,000
100,000	g	Inversiones CMPC S.A.	4.750	01/19/18	99,904
500,000		Jefferies Group, Inc	5.130	04/13/18	501,008
50,000		Jefferies Group, Inc	6.250	01/15/36	46,632
200,000		John Deere Capital Corp	2.250	06/07/16	199,841
100,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	10
50,000		Lloyds TSB Bank plc	6.380	01/21/21	52,053
100,000		MBNA Corp	6.130	03/01/13	107,083
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	318,237
50,000		Merrill Lynch & Co, Inc	6.400	08/28/17	54,579
150,000		Merrill Lynch & Co, Inc	6.880	04/25/18	165,963
175,000		Morgan Stanley	6.000	05/13/14	190,596
50,000		Morgan Stanley	6.000	04/28/15	54,203
150,000		Morgan Stanley	3.800	04/29/16	148,258
100,000		Morgan Stanley	5.450	01/09/17	105,753
150,000		Morgan Stanley	7.300	05/13/19	170,104
60,000		Morgan Stanley	5.630	09/23/19	61,569
200,000		Morgan Stanley	5.750	01/25/21	202,366
50,000		NASDAQ OMX Group, Inc	4.000	01/15/15	50,579
35,000		NASDAQ OMX Group, Inc	5.550	01/15/20	34,887
55,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	56,260
50,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	69,246
65,000		Nomura Holdings, Inc	4.130	01/19/16	65,826
100,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	102,788
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	178,640
70,000	g	RCI Banque S.A.	3.400	04/11/14	71,295
75,000		State Street Corp	4.300	05/30/14	81,108
75,000		UBS AG.	4.880	08/04/20	75,859
95,000	g	Waha Aerospace BV	3.930	07/28/20	96,188
25,000	g	WT Finance Aust Pty Ltd	5.130	11/15/14	27,235

		TOTAL DIVERSIFIED FINANCIALS			9,049,572

ENERGY - 2.9%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	56,279
30,000		Anadarko Petroleum Corp	8.700	03/15/19	38,229
45,000		Anadarko Petroleum Corp	6.450	09/15/36	46,955
100,000		Apache Corp	5.100	09/01/40	96,052
55,000	g	Arch Coal, Inc	7.000	06/15/19	54,863
75,000		Baker Hughes, Inc	6.500	11/15/13	84,330
100,000		Baker Hughes, Inc	5.130	09/15/40	96,845
100,000		BP Capital Markets plc	3.130	03/10/12	101,734
310,000		BP Capital Markets plc	3.200	03/11/16	315,302
100,000		Burlington Resources Finance Co	7.200	08/15/31	121,503
32,000		Chesapeake Energy Corp	6.630	08/15/20	33,680
75,000		Chevron Corp	3.450	03/03/12	76,571
125,000		ConocoPhillips	4.600	01/15/15	138,069
100,000		ConocoPhillips	6.500	02/01/39	116,814
88,360		Dolphin Energy Ltd	5.890	06/15/19	95,208
100,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	101,381
25,000		Enbridge Energy Partners LP	5.200	03/15/20	26,508
25,000		EnCana Corp	6.630	08/15/37	26,876
75,000		Enterprise Products Operating LLC	4.600	08/01/12	77,893
25,000		Enterprise Products Operating LLC	5.000	03/01/15	27,217
45,000		Enterprise Products Operating LLC	6.130	10/15/39	45,762
55,000		Enterprise Products Operating LLC	5.950	02/01/41	54,625
75,000		EOG Resources, Inc	4.100	02/01/21	74,075
25,000		Hess Corp	8.130	02/15/19	31,632
75,000		Hess Corp	5.600	02/15/41	73,310
50,000	g	Marathon Petroleum Corp	3.500	03/01/16	51,255
50,000	g	Marathon Petroleum Corp	5.130	03/01/21	51,402
25,000		Noble Holding International Ltd	3.450	08/01/15	25,877
75,000		Noble Holding International Ltd	4.900	08/01/20	77,959

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Occidental Petroleum Corp	4.100%	02/01/21	$101,858
85,000		Pemex Project Funding Master Trust	6.630	06/15/35	89,592
25,000		Pemex Project Funding Master Trust	6.630	06/15/38	26,216
100,000		Petrobras International Finance Co	3.880	01/27/16	101,832
60,000		Petrobras International Finance Co	7.880	03/15/19	72,655
59,000		Petrobras International Finance Co	6.880	01/20/40	62,821
50,000		Petroleos Mexicanos	4.880	03/15/15	54,125
20,000		Petroleos Mexicanos	8.000	05/03/19	24,660
90,000		Petroleos Mexicanos	5.500	01/21/21	94,365
100,000	g	Petroleos Mexicanos	6.500	06/02/41	101,465
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	120,750
100,000		Plains All American Pipeline LP	5.000	02/01/21	101,685
100,000	g	Reliance Holdings USA	4.500	10/19/20	93,432
50,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	53,655
125,000	g	Schlumberger Norge AS.	4.200	01/15/21	126,390
125,000	g	Schlumberger Oilfield UK plc	4.200	01/15/21	126,390
50,000		SEACOR Holdings, Inc	7.380	10/01/19	54,890
75,000		Shell International Finance BV	4.300	09/22/19	78,765
25,000		Shell International Finance BV	6.380	12/15/38	28,987
25,000		Statoil ASA	2.900	10/15/14	26,229
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	104,424
25,000		Vale Overseas Ltd	6.250	01/23/17	28,281
25,000		Vale Overseas Ltd	6.880	11/21/36	27,145
60,000		Vale Overseas Ltd	6.880	11/10/39	65,207
50,000		Valero Energy Corp	4.500	02/01/15	53,375
55,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	56,156
100,000		XTO Energy, Inc	6.250	04/15/13	109,479
50,000		XTO Energy, Inc	4.630	06/15/13	53,676

		TOTAL ENERGY			4,256,711

FOOD & STAPLES RETAILING - 0.1%
50,000		CVS Caremark Corp	3.250	05/18/15	51,892
50,000		Delhaize Group S.A.	5.880	02/01/14	54,849
50,000		Delhaize Group S.A.	6.500	06/15/17	57,645

		TOTAL FOOD & STAPLES RETAILING			164,386

FOOD, BEVERAGE & TOBACCO - 1.2%
200,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	203,784
80,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	88,128
75,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	80,563
25,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	28,450
100,000		Coca-Cola Co	3.150	11/15/20	96,002
50,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	54,429
7,000		ConAgra Foods, Inc	6.750	09/15/11	7,083
25,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	27,161
55,000		General Mills, Inc	5.200	03/17/15	61,251
200,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	200,678
100,000	g	HJ Heinz Finance Co	7.130	08/01/39	118,736
25,000		Kraft Foods, Inc	6.130	02/01/18	28,761
50,000		Kraft Foods, Inc	5.380	02/10/20	54,660
135,000		Kraft Foods, Inc	6.500	02/09/40	149,954
100,000		PepsiCo, Inc	0.880	10/25/13	99,944
250,000		PepsiCo, Inc	2.500	05/10/16	252,642
5,000		PepsiCo, Inc	7.900	11/01/18	6,444
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	33,410
100,000		Philip Morris International, Inc	6.880	03/17/14	114,820

		TOTAL FOOD, BEVERAGE & TOBACCO			1,706,900

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
50,000		Boston Scientific Corp	4.500	01/15/15	52,719
32,000		HCA, Inc	7.880	02/15/20	34,720
44,000		McKesson Corp	3.250	03/01/16	45,366
100,000		Medtronic, Inc	4.750	09/15/15	111,052
50,000		Medtronic, Inc	4.450	03/15/20	52,275
100,000		Quest Diagnostics, Inc	6.400	07/01/17	115,377
95,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	97,830

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 15,000		Thermo Fisher Scientific, Inc	4.700%	05/01/20	$15,798

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			525,137

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
65,000		Procter & Gamble Co	5.550	03/05/37	69,485
50,000		Unilever Capital Corp	4.800	02/15/19	54,804
50,000		Unilever Capital Corp	4.250	02/10/21	52,047

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			176,336

INSURANCE - 1.3%
50,000		ACE INA Holdings, Inc	5.880	06/15/14	55,903
75,000		Allstate Corp	7.450	05/16/19	89,245
150,000		American International Group, Inc	3.650	01/15/14	152,864
100,000		Chubb Corp	6.000	05/11/37	104,872
20,000		CIGNA Corp	5.130	06/15/20	21,125
100,000		CIGNA Corp	4.500	03/15/21	99,853
50,000		Genworth Financial, Inc	7.200	02/15/21	50,036
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	77,314
75,000		Hartford Financial Services Group, Inc	5.500	03/30/20	77,311
50,000		Hartford Financial Services Group, Inc	6.630	03/30/40	51,006
25,000		Lincoln National Corp	7.000	06/15/40	28,191
250,000		Markel Corp	5.350	06/01/21	245,134
50,000		Metlife, Inc	5.000	06/15/15	54,552
100,000		Metlife, Inc	6.750	06/01/16	116,396
100,000	g	Principal Life Global Funding I	5.130	10/15/13	106,901
150,000		Prudential Financial, Inc	6.200	11/15/40	153,288
100,000	g	Prudential Funding LLC	6.750	09/15/23	112,749
25,000		Travelers Cos, Inc	5.800	05/15/18	28,014
25,000		Travelers Cos, Inc	5.900	06/02/19	27,765
20,000		Unum Group	5.630	09/15/20	20,944
150,000		Willis Group Holdings plc	4.130	03/15/16	152,930
25,000		WR Berkley Corp	5.380	09/15/20	25,300

		TOTAL INSURANCE			1,851,693

MATERIALS - 1.8%
125,000		3M Co	5.700	03/15/37	137,204
100,000		Air Products & Chemicals, Inc	4.150	02/01/13	105,009
35,000		Air Products & Chemicals, Inc	4.380	08/21/19	36,571
10,000		Airgas, Inc	4.500	09/15/14	10,707
250,000		Alcoa, Inc	5.400	04/15/21	250,771
220,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	216,615
35,000		ArcelorMittal	3.750	08/05/15	35,788
100,000		ArcelorMittal	3.750	02/01/16	101,118
30,000		ArcelorMittal	7.000	10/15/39	30,333
100,000		ArcelorMittal	6.750	03/01/41	99,116
32,000		Ball Corp	6.750	09/15/20	33,960
250,000	g	Barrick North America Finance LLC	4.400	05/30/21	248,841
100,000		Cliffs Natural Resources, Inc	6.250	10/01/40	98,679
100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	95,007
32,000	g	Crown Americas LLC	6.250	02/01/21	32,320
50,000		EI Du Pont de Nemours & Co	3.250	01/15/15	52,393
200,000	g	Hyundai Steel Co	4.630	04/21/16	205,409
50,000		International Paper Co	7.300	11/15/39	54,395
25,000		Martin Marietta Materials, Inc	6.600	04/15/18	27,778
33,000	g	Polymer Group, Inc	7.750	02/01/19	33,083
140,000	g	POSCO	4.250	10/28/20	131,872
200,000	g	POSCO	5.250	04/14/21	202,117
50,000		Praxair, Inc	5.250	11/15/14	56,164
115,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	110,056
100,000	g	Sinochem Corp	6.300	11/12/40	99,078
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	103,098
25,000		Teck Resources Ltd	6.000	08/15/40	24,529

		TOTAL MATERIALS			2,632,011

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MEDIA - 0.9%
$ 50,000		CBS Corp	4.300%	02/15/21	$48,813
75,000		Comcast Corp	5.650	06/15/35	73,465
50,000		Comcast Corp	6.400	03/01/40	53,511
140,000		DIRECTV Holdings LLC	3.500	03/01/16	144,510
127,000		Lamar Media Corp	6.630	08/15/15	128,429
25,000	g	NBC Universal, Inc	5.150	04/30/20	26,398
350,000	g	NBC Universal, Inc	4.380	04/01/21	346,343
25,000		News America, Inc	7.250	05/18/18	29,690
50,000		News America, Inc	6.200	12/15/34	51,063
50,000		News America, Inc	6.900	08/15/39	55,061
100,000		Time Warner Cable, Inc	8.750	02/14/19	127,421
125,000		Time Warner Cable, Inc	8.250	04/01/19	155,900
50,000		Time Warner, Inc	3.150	07/15/15	51,709
50,000		Time Warner, Inc	6.500	11/15/36	53,306
25,000		Viacom, Inc	4.380	09/15/14	26,851

		TOTAL MEDIA			1,372,470

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
50,000		Agilent Technologies, Inc	2.500	07/15/13	50,909
75,000		Amgen, Inc	3.450	10/01/20	71,513
75,000		Amgen, Inc	4.100	06/15/21	74,408
65,000		Eli Lilly & Co	3.550	03/06/12	66,421
70,000	g	Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	71,750
250,000		Gilead Sciences, Inc	4.500	04/01/21	250,415
25,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	28,516
150,000		Johnson & Johnson	2.150	05/15/16	150,356
50,000		Johnson & Johnson	5.850	07/15/38	55,107
65,000		Life Technologies Corp	3.500	01/15/16	66,481
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	51,852
200,000		Merck & Co, Inc	3.880	01/15/21	198,534
32,000	g	Mylan, Inc	7.880	07/15/20	35,120
35,000		Novartis Capital Corp	4.130	02/10/14	37,719
200,000		Novartis Capital Corp	2.900	04/24/15	208,065
35,000		Novartis Capital Corp	4.400	04/24/20	36,964
35,000		Pfizer, Inc	5.350	03/15/15	39,462
250,000		Sanofi-Aventis S.A.	2.630	03/29/16	254,552

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,748,144

REAL ESTATE - 0.5%
15,000		AMB Property LP	7.630	08/15/14	17,087
30,000		AMB Property LP	4.500	08/15/17	30,019
15,000		Boston Properties LP	4.130	05/15/21	14,327
25,000		Brandywine Operating Partnership LP	7.500	05/15/15	28,674
150,000		Brandywine Operating Partnership LP	4.950	04/15/18	152,073
35,000		Camden Property Trust	4.630	06/15/21	34,496
100,000		Developers Diversified Realty Corp	4.750	04/15/18	98,575
40,000		Developers Diversified Realty Corp	7.880	09/01/20	45,863
15,000		HCP, Inc	3.750	02/01/16	15,254
100,000		Health Care REIT, Inc	3.630	03/15/16	100,632
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	25,536
32,000	g	Host Hotels & Resorts LP	5.880	06/15/19	32,040
25,000		Kilroy Realty Corp	5.000	11/03/15	26,056
10,000		Kimco Realty Corp	5.700	05/01/17	11,084
50,000		National Retail Properties, Inc	5.500	07/15/21	48,919
25,000		Nationwide Health Properties, Inc	6.250	02/01/13	26,595
25,000		Simon Property Group LP	5.250	12/01/16	27,462
40,000		Simon Property Group LP	10.350	04/01/19	55,368
50,000		Washington Real Estate Investment Trust	4.950	10/01/20	50,849

		TOTAL REAL ESTATE			840,909

RETAILING - 0.5%
115,000		Gap, Inc	5.950	04/12/21	110,482
150,000		Home Depot, Inc	5.950	04/01/41	154,473

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 32,000		Limited Brands, Inc	6.630%	04/01/21	$32,720
150,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	168,384
55,000		O’Reilly Automotive, Inc	4.880	01/14/21	55,267
32,000	g	QVC Inc	7.380	10/15/20	33,680
25,000		Staples, Inc	9.750	01/15/14	29,762
75,000		Wal-Mart Stores, Inc	5.000	10/25/40	70,615

		TOTAL RETAILING			655,383

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
50,000		Analog Devices, Inc	5.000	07/01/14	55,072
50,000	g	Broadcom Corp	1.500	11/01/13	50,117
50,000	g	Broadcom Corp	2.380	11/01/15	49,506
250,000		Texas Instruments, Inc	2.380	05/16/16	250,076

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			404,771

SOFTWARE & SERVICES - 0.3%
75,000		International Business Machines Corp	1.000	08/05/13	75,216
35,000		Microsoft Corp	0.880	09/27/13	35,062
125,000		Microsoft Corp	1.630	09/25/15	123,676
50,000		Oracle Corp	3.750	07/08/14	53,603
25,000		Oracle Corp	5.750	04/15/18	28,612
65,000	g	Oracle Corp	3.880	07/15/20	64,588

		TOTAL SOFTWARE & SERVICES			380,757

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
50,000		Amphenol Corp	4.750	11/15/14	54,477
75,000		Hewlett-Packard Co	4.250	02/24/12	76,806
35,000		Hewlett-Packard Co	4.500	03/01/13	37,067
25,000		Hewlett-Packard Co	4.750	06/02/14	27,282
115,000		Hewlett-Packard Co	2.650	06/01/16	115,482
20,000		Hewlett-Packard Co	3.750	12/01/20	19,446
32,000		Jabil Circuit, Inc	5.630	12/15/20	31,360
100,000		Juniper Networks, Inc	3.100	03/15/16	101,891
50,000		L-3 Communications Corp	6.380	10/15/15	51,375
35,000		L-3 Communications Corp	5.200	10/15/19	36,239
100,000		L-3 Communications Corp	4.950	02/15/21	99,783
32,000		Scientific Games Corp	9.250	06/15/19	34,520
25,000		Xerox Corp	8.250	05/15/14	29,334

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			715,062

TELECOMMUNICATION SERVICES - 2.0%
40,000		America Movil SAB de C.V.	5.000	03/30/20	41,728
100,000		AT&T, Inc	6.150	09/15/34	103,526
125,000		AT&T, Inc	6.300	01/15/38	132,372
92,000		AT&T, Inc	5.350	09/01/40	87,204
100,000		BellSouth Corp	6.880	10/15/31	112,335
25,000		BellSouth Corp	6.550	06/15/34	26,899
175,000		Cellco Partnership	8.500	11/15/18	227,249
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	131,979
50,000		France Telecom S.A.	2.130	09/16/15	49,916
110,000	g	Qtel International Finance	4.750	02/16/21	107,250
100,000		Sprint Capital Corp	8.750	03/15/32	108,250
50,000		Telecom Italia Capital S.A.	6.180	06/18/14	53,804
25,000		Telecom Italia Capital S.A.	7.000	06/04/18	27,342
200,000		Telecom Italia Capital S.A.	7.180	06/18/19	220,817
150,000		Telefonica Emisiones SAU	3.990	02/16/16	151,728
135,000		Telefonica Emisiones SAU	5.130	04/27/20	133,821
250,000		Telefonica Emisiones SAU	5.460	02/16/21	253,793
100,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	98,224
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	105,414
100,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	98,750
95,000		Verizon Communications, Inc	5.250	04/15/13	102,005
40,000		Verizon Communications, Inc	8.750	11/01/18	52,044
25,000		Verizon Communications, Inc	8.950	03/01/39	35,292
100,000		Verizon Communications, Inc	6.000	04/01/41	104,425

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000	g,m	Vimpelcom Holdings	6.250%	03/01/17	$197,507
100,000	g	Virgin Media Secured Finance plc	5.250	01/15/21	106,491

		TOTAL TELECOMMUNICATION SERVICES			2,870,165

TRANSPORTATION - 0.8%
165,000	g	Asciano Finance	5.000	04/07/18	169,370
100,000		Boeing Co	6.130	02/15/33	113,336
75,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	77,259
100,000		CSX Corp	5.500	04/15/41	97,574
250,000		Delta Air Lines, Inc	5.300	04/15/19	250,000
25,000		Embraer Overseas Ltd	6.380	01/15/20	27,250
100,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	106,800
50,000		Norfolk Southern Corp	5.750	04/01/18	56,605
100,000		Norfolk Southern Corp	5.590	05/17/25	108,041
65,000	g	Union Pacific Corp	4.160	07/15/22	64,345
100,000		United Parcel Service, Inc	3.130	01/15/21	94,970

		TOTAL TRANSPORTATION			1,165,550

UTILITIES - 2.5%
35,000	g	AES Corp	7.380	07/01/21	35,525
50,000		AGL Capital Corp	5.250	08/15/19	53,638
75,000		Alliant Energy Corp	4.000	10/15/14	78,901
75,000		Atmos Energy Corp	8.500	03/15/19	95,674
200,000		Carolina Power & Light Co	5.300	01/15/19	223,240
50,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	57,167
100,000	g	CenterPoint Energy Resources Corp	5.850	01/15/41	101,855
100,000	g	Colbun S.A.	6.000	01/21/20	104,840
100,000	g	Comision Federal Electricidad	4.880	05/26/21	99,860
150,000		Commonwealth Edison Co	4.000	08/01/20	148,555
25,000		Connecticut Light & Power Co	5.500	02/01/19	28,108
35,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	36,957
150,000		Dominion Resources, Inc	4.450	03/15/21	152,855
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	110,931
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	15,555
100,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	102,721
165,000		Great Plains Energy, Inc	4.850	06/01/21	165,529
50,000		Indiana Michigan Power Co	7.000	03/15/19	59,632
25,000		Integrys Energy Group, Inc	4.170	11/01/20	24,361
100,000	g	Kentucky Utilities Co	3.750	11/15/20	94,260
100,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	102,957
50,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	51,919
100,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	98,942
50,000		Midamerican Energy Holdings Co	5.950	05/15/37	52,590
100,000		Nevada Power Co	6.650	04/01/36	115,449
50,000		Nevada Power Co	5.380	09/15/40	49,314
165,000		Nevada Power Co	5.450	05/15/41	164,047
75,000		Pacific Gas & Electric Co	8.250	10/15/18	96,264
50,000		PacifiCorp	6.000	01/15/39	55,201
75,000		Pepco Holdings, Inc	2.700	10/01/15	75,396
50,000		PG&E Corp	5.750	04/01/14	55,192
50,000		Progress Energy, Inc	7.050	03/15/19	59,978
75,000		Public Service Co of Colorado	3.200	11/15/20	71,152
100,000		Public Service Co of Oklahoma	5.150	12/01/19	106,242
32,000		Questar Market Resources, Inc	6.880	03/01/21	33,760
25,000		San Diego Gas & Electric Co	5.350	05/15/40	25,673
50,000		Sempra Energy	6.000	10/15/39	52,678
80,000		Southern California Edison Co	3.880	06/01/21	79,848
25,000		Veolia Environnement	5.250	06/03/13	26,804
100,000		Virginia Electric and Power Co	4.750	03/01/13	106,224
50,000		Williams Partners LP	3.800	02/15/15	52,375
75,000		Williams Partners LP	5.250	03/15/20	78,960
75,000		Williams Partners LP	6.300	04/15/40	77,752
200,000	g	Xinao Gas Holdings Ltd	6.000	05/13/21	196,513

		TOTAL UTILITIES			3,675,394

		TOTAL CORPORATE BONDS (Cost $39,910,774)			41,107,103

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 61.2%
AGENCY SECURITIES - 10.1%
		Federal Farm Credit Bank (FFCB)
$ 500,000		FFCB	1.380%	06/25/13	$509,152
		Federal Home Loan Bank (FHLB)
1,000,000		FHLB	1.880	06/21/13	1,026,853
		Federal Home Loan Mortgage Corp (FHLMC)
1,000,000		FHLMC	0.750	03/28/13	1,005,134
200,000		FHLMC	2.500	04/23/14	208,863
1,500,000		FHLMC	5.130	10/18/16	1,717,781
277,205		FHLMC	4.000	06/15/34	35,567
		Federal National Mortgage Association (FNMA)
100,000		FNMA	1.250	08/20/13	101,367
1,000,000		FNMA	3.000	09/16/14	1,061,632
1,000,000		Bank of America Corp	2.380	06/22/12	1,020,456
1,000,000		Citigroup Funding, Inc	1.880	10/22/12	1,019,448
1,000,000		Citigroup, Inc	2.130	04/30/12	1,015,767
500,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	492,505
500,000		General Electric Capital Corp	2.250	03/12/12	507,187
200,000		General Electric Capital Corp	2.200	06/08/12	203,708
200,000		General Electric Capital Corp	2.130	12/21/12	204,767
450,000		GMAC, Inc	1.750	10/30/12	457,640
1,700,000		GMAC, Inc	2.200	12/19/12	1,743,154
500,000		KeyBank NA	3.200	06/15/12	514,044
250,000		New York Community Bank	3.000	12/16/11	253,288
250,000		Private Export Funding Corp	3.050	10/15/14	265,081
500,000		Sovereign Bancorp, Inc	2.750	01/17/12	506,593
350,000		State Street Corp	2.150	04/30/12	355,580
265,625		Totem Ocean Trailer Express, Inc	4.510	12/18/19	283,982
100,000		Wells Fargo & Co	2.130	06/15/12	101,693

		TOTAL AGENCY SECURITIES			14,611,242

FOREIGN GOVERNMENT BONDS - 6.1%
500,000	g	Bank of Montreal	2.850	06/09/15	518,041
250,000	g	Bank of Montreal	2.630	01/25/16	254,401
100,000		Brazilian Government International Bond	4.880	01/22/21	106,950
25,000		Brazilian Government International Bond	7.130	01/20/37	30,875
100,000		Brazilian Government International Bond	5.630	01/07/41	102,750
150,000		Canada Government International Bond	2.380	09/10/14	156,086
100,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	101,877
200,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	204,935
150,000		Chile Government International Bond	3.880	08/05/20	150,900
100,000	g	Croatia Government International Bond	6.630	07/14/20	105,875
100,000		Eksportfinans ASA	5.000	02/14/12	102,806
230,000		Eksportfinans ASA	2.000	09/15/15	229,382
200,000	g	Eskom Holdings Ltd	5.750	01/26/21	207,000
100,000		European Investment Bank	4.880	02/15/36	103,077
250,000		Export Development Canada	2.250	05/28/15	257,642
100,000		Export-Import Bank of Korea	5.130	06/29/20	101,197
175,000		Federative Republic of Brazil	6.000	01/17/17	204,488
66,000		Hungary Government International Bond	6.380	03/29/21	69,630
130,000		Hungary Government International Bond	7.630	03/29/41	140,238
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	104,848
140,000		Mexico Government International Bond	6.050	01/11/40	148,960
250,000	g	National Bank of Canada	1.650	01/30/14	253,548
25,000		Peruvian Government International Bond	7.350	07/21/25	30,538
80,000		Poland Government International Bond	3.880	07/16/15	82,720
30,000		Poland Government International Bond	6.380	07/15/19	34,275
200,000		Poland Government International Bond	5.130	04/21/21	206,750
175,000		Province of British Columbia Canada	2.850	06/15/15	183,549
500,000		Province of Manitoba Canada	2.130	04/22/13	513,452
500,000		Province of New Brunswick Canada	2.750	06/15/18	493,171
500,000		Province of Nova Scotia Canada	2.380	07/21/15	512,396
300,000		Province of Ontario Canada	4.100	06/16/14	324,936
300,000		Province of Ontario Canada	2.950	02/05/15	314,588

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 400,000		Province of Ontario Canada	2.700%	06/16/15	$415,040
500,000		Province of Ontario Canada	4.400	04/14/20	530,299
110,000		Province of Quebec Canada	4.630	05/14/18	121,364
500,000		Province of Quebec Canada	3.500	07/29/20	495,085
100,000		Qatar Government International Bond	5.250	01/20/20	106,600
30,000		Republic of Hungary	6.250	01/29/20	31,680
100,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	102,750
100,000		South Africa Government International Bond	6.880	05/27/19	119,250
100,000		South Africa Government International Bond	6.250	03/08/41	107,250
300,000	g	Toronto-Dominion Bank	2.200	07/29/15	303,991
52,000		United Mexican States	5.880	02/17/14	57,642
50,000		United Mexican States	5.950	03/19/19	57,375
100,000		United Mexican States	5.130	01/15/20	108,000

		TOTAL FOREIGN GOVERNMENT BONDS			8,908,207

MORTGAGE BACKED - 28.2%
		Federal Home Loan Mortgage Corp (FHLMC)
54,620	i	FHLMC	2.510	02/01/36	57,260
186,748	i	FHLMC	5.080	07/01/36	193,925
41,859	i	FHLMC	2.820	09/01/36	43,836
103,563	i	FHLMC	4.610	09/01/36	108,645
34,595	i	FHLMC	5.920	09/01/36	36,761
99,433	i	FHLMC	5.000	03/01/37	104,932
175,780	i	FHLMC	5.930	04/01/37	190,244
47,042	i	FHLMC	5.740	05/01/37	50,777
		Federal Home Loan Mortgage Corp Gold (FGLMC)
204,937		FGLMC	5.000	02/01/19	221,718
34,228		FGLMC	4.500	01/01/20	36,572
139,741		FGLMC	4.500	07/01/20	149,276
34,155		FGLMC	5.000	04/01/23	36,632
121,571		FGLMC	4.000	07/01/24	126,916
45,397		FGLMC	4.500	09/01/24	48,152
18,692		FGLMC	6.000	03/01/33	20,743
200,235		FGLMC	5.000	11/01/33	213,906
340,650		FGLMC	6.000	11/01/33	378,037
78,084		FGLMC	5.000	05/01/34	83,366
54,553		FGLMC	6.000	09/01/34	60,336
16,277		FGLMC	6.000	04/01/35	17,972
32,021		FGLMC	5.000	02/01/36	34,162
20,843		FGLMC	6.500	05/01/36	23,526
248,471		FGLMC	5.500	04/01/37	269,017
292,218		FGLMC	5.500	05/01/37	316,382
205,802		FGLMC	6.000	08/01/37	227,361
16,466		FGLMC	6.000	08/01/37	18,145
70,695		FGLMC	6.500	09/01/37	79,717
51,053		FGLMC	6.500	11/01/37	57,568
167,037		FGLMC	5.000	04/01/38	178,311
53,424		FGLMC	6.500	05/01/38	60,241
67,652		FGLMC	5.500	01/01/39	73,183
175,396		FGLMC	4.000	06/01/39	175,833
97,822		FGLMC	5.000	07/01/39	104,027
129,655		FGLMC	5.000	01/01/40	137,879
660,138		FGLMC	4.500	07/01/40	684,989
		Federal National Mortgage Association (FNMA)
5,502		FNMA	5.000	06/01/13	5,794
1,493,033		FNMA	4.560	01/01/15	1,600,955
60,596		FNMA	5.500	04/01/18	65,722
55,203		FNMA	5.500	05/01/18	60,056
150,000		FNMA	4.000	02/25/19	158,224
58,957		FNMA	4.500	03/01/19	63,069
30,806		FNMA	4.500	06/01/19	32,954
174,212		FNMA	5.500	07/01/20	190,669
14,711		FNMA	4.500	11/01/20	15,737
116,924		FNMA	4.500	12/01/20	125,060
43,679		FNMA	5.000	12/01/20	47,242

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 41,620		FNMA	4.500%	03/01/23	$44,249
129,211		FNMA	5.000	04/01/23	138,983
96,120		FNMA	4.500	06/01/23	102,193
96,203		FNMA	5.000	07/01/23	103,329
89,623		FNMA	5.000	07/01/23	96,262
116,300		FNMA	5.500	02/01/24	126,858
332,189		FNMA	4.500	04/01/24	352,969
137,019		FNMA	4.000	05/01/24	143,064
257,305		FNMA	5.500	07/01/24	280,663
9,219		FNMA	5.500	09/01/24	10,056
469,799		FNMA	4.000	02/01/25	490,379
49,533		FNMA	6.500	07/01/32	56,370
61,775		FNMA	5.500	01/01/33	67,269
104,743		FNMA	5.500	07/01/33	114,059
629,721		FNMA	5.500	07/01/33	685,729
251,273		FNMA	5.500	07/01/33	273,622
305,309		FNMA	6.000	10/01/33	338,675
158,673		FNMA	5.000	11/01/33	169,582
587,401		FNMA	5.500	11/01/33	639,645
6,766,535	i	FNMA	1.080	11/25/33	274,905
350,819		FNMA	5.000	03/01/34	374,940
615,818		FNMA	5.000	03/01/34	658,159
94,971		FNMA	5.500	04/01/34	103,418
51,930		FNMA	5.000	08/01/34	55,522
1,311,545		FNMA	5.000	09/01/34	1,401,105
60,292		FNMA	5.000	11/01/34	64,438
42,793		FNMA	6.500	02/01/35	48,914
156,651		FNMA	5.500	04/01/35	170,485
19,153		FNMA	7.500	06/01/35	22,383
33,027		FNMA	5.500	07/01/35	35,924
17,831		FNMA	7.500	07/01/35	20,838
60,188		FNMA	4.500	08/01/35	62,708
84,619		FNMA	5.000	08/01/35	90,345
210,567		FNMA	5.500	09/01/35	229,295
82,549		FNMA	5.500	10/01/35	89,762
92,203		FNMA	5.000	02/01/36	98,441
278,330		FNMA	6.000	04/01/36	306,747
174,548		FNMA	6.000	06/01/36	192,860
88,110	i	FNMA	6.040	07/01/36	91,521
52,140		FNMA	6.500	09/01/36	59,101
66,627		FNMA	6.000	12/01/36	73,429
45,453		FNMA	5.000	02/01/37	48,386
233,736		FNMA	5.500	02/01/37	253,466
40,708		FNMA	7.000	02/01/37	46,852
126,373		FNMA	5.500	03/01/37	136,901
102,831		FNMA	7.000	04/01/37	118,349
45,892		FNMA	5.500	06/01/37	49,716
27,390		FNMA	6.500	08/01/37	31,103
48,862		FNMA	6.000	11/01/37	53,759
23,677		FNMA	7.000	11/01/37	27,250
92,864		FNMA	5.500	01/01/38	100,601
8,778		FNMA	6.500	01/01/38	9,945
750,677		FNMA	5.500	02/01/38	812,517
205,996		FNMA	5.500	02/01/38	222,966
3,636		FNMA	6.500	02/01/38	4,122
6,096		FNMA	6.500	03/01/38	6,907
18,169		FNMA	6.500	03/01/38	20,588
274,719		FNMA	5.000	04/01/38	292,363
232,120		FNMA	5.000	04/01/38	247,028
156,720		FNMA	6.000	04/01/38	172,279
340,705		FNMA	5.500	05/01/38	368,772
340,984		FNMA	5.500	06/01/38	369,074
762,502		FNMA	6.000	07/01/38	838,921
758,431		FNMA	6.000	10/01/38	834,442
304,785		FNMA	4.000	01/01/39	305,597

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 108,300	FNMA	4.500%	01/01/39	$112,343
67,764	FNMA	5.500	01/01/39	73,347
74,503	FNMA	6.000	01/01/39	81,900
58,614	FNMA	6.000	01/01/39	64,434
124,966	FNMA	4.000	02/01/39	125,455
111,632	FNMA	4.500	02/01/39	115,800
667,672	FNMA	4.500	02/01/39	692,598
58,572	FNMA	5.500	02/01/39	63,397
1,512,119	FNMA	4.500	04/01/39	1,567,154
92,100	FNMA	5.000	04/01/39	98,015
506,894	FNMA	4.000	05/01/39	508,718
414,682	FNMA	4.500	06/01/39	429,775
700,551	FNMA	4.000	07/01/39	702,415
385,621	FNMA	6.500	07/01/39	436,921
460,870	FNMA	4.000	08/01/39	462,097
469,202	FNMA	4.500	08/01/39	486,279
669,658	FNMA	6.000	09/01/39	736,144
295,107	FNMA	4.500	10/01/39	305,847
317,922	FNMA	4.500	11/01/39	329,493
328,489	FNMA	4.500	11/01/39	340,445
216,516	FNMA	5.000	11/01/39	230,422
500,000	FNMA	4.000	02/25/40	491,923
462,403	FNMA	5.000	06/01/40	493,690
420,868	FNMA	4.500	07/01/40	436,054
409,244	FNMA	4.500	07/01/40	424,011
466,813	FNMA	5.500	07/01/40	505,269
390,634	FNMA	4.500	11/01/40	404,730
487,391	FNMA	4.500	12/01/40	504,978
492,657	FNMA	3.500	01/01/41	471,729
992,719	FNMA	4.000	02/01/41	994,120
	Government National Mortgage Association (GNMA)
32,169	GNMA	5.500	07/15/33	35,617
207,418	GNMA	5.500	07/20/33	229,650
23,601	GNMA	5.000	03/15/34	25,737
182,540	GNMA	5.000	06/15/34	199,121
278,802	GNMA	5.500	02/15/37	307,205
219,870	GNMA	5.000	01/15/38	238,604
84,248	GNMA	5.000	04/15/38	91,427
163,866	GNMA	5.500	05/15/38	180,509
32,386	GNMA	6.000	08/15/38	36,107
33,141	GNMA	6.000	08/20/38	36,655
400,986	GNMA	5.500	07/15/39	441,711
153,552	GNMA	4.500	07/20/39	162,037
52,579	GNMA	5.000	07/20/39	57,177
66,761	GNMA	4.000	08/15/39	68,141
652,612	GNMA	4.500	03/15/40	690,070
237,800	GNMA	4.500	04/15/40	251,448
167,908	GNMA	5.000	04/15/40	182,216
414,291	GNMA	5.000	04/15/40	449,592
1,014,713	GNMA	4.500	04/20/40	1,070,153
532,608	GNMA	5.000	05/20/40	578,851
478,067	GNMA	4.500	06/15/40	505,506
448,455	GNMA	5.000	06/15/40	486,667
566,054	GNMA	4.000	07/15/40	577,758
195,478	GNMA	6.230	09/15/43	206,487

	TOTAL MORTGAGE BACKED			40,914,878

MUNICIPAL BONDS - 0.7%
150,000	Grant County Public Utility District No 2	5.630	01/01/27	155,517
500,000	Long Island Power Authority	5.850	05/01/41	485,044
150,000	State of California	7.630	03/01/40	172,682
175,000	State of Illinois	6.730	04/01/35	174,892

	TOTAL MUNICIPAL BONDS			988,135

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

U.S. TREASURY SECURITIES - 16.1%
$ 842,500		United States Treasury Bond	5.250%	02/15/29	$972,166
1,169,000		United States Treasury Bond	3.880	08/15/40	1,070,366
1,085,000		United States Treasury Bond	4.750	02/15/41	1,153,321
2,000,000		United States Treasury Bond	4.380	05/15/41	1,996,879
200,000		United States Treasury Note	1.000	12/31/11	200,867
55,000		United States Treasury Note	0.630	06/30/12	55,215
48,000		United States Treasury Note	1.380	10/15/12	48,660
1,695,000		United States Treasury Note	0.630	01/31/13	1,701,687
1,025,000		United States Treasury Note	0.750	09/15/13	1,029,885
50,000	j	United States Treasury Note	0.500	10/15/13	49,922
4,377,000		United States Treasury Note	1.880	04/30/14	4,513,782
913,000		United States Treasury Note	2.250	05/31/14	951,731
790,000		United States Treasury Note	0.750	06/15/14	789,074
449,000		United States Treasury Note	2.380	08/31/14	469,801
1,180,000		United States Treasury Note	2.380	10/31/14	1,234,114
860,000		United States Treasury Note	2.630	02/29/16	900,043
2,362,000		United States Treasury Note	2.250	03/31/16	2,429,365
1,960,000		United States Treasury Note	1.750	05/31/16	1,963,058
315,000		United States Treasury Note	2.880	03/31/18	324,499
514,000		United States Treasury Note	2.630	11/15/20	495,046
873,500		United States Treasury Note	3.130	05/15/21	871,045
500,000	j	United States Treasury Strip Principal	0.000	08/15/27	250,746

		TOTAL U.S. TREASURY SECURITIES			23,471,272

		TOTAL GOVERNMENT BONDS (Cost $86,112,717)			88,893,734

STRUCTURED ASSETS - 8.0%
ASSET BACKED - 2.0%
50,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	50,752
		Series - 2010 3 (Class C)
100,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	101,081
		Series - 2010 5A (Class A)
382,259		Centex Home Equity	5.540	01/25/32	382,242
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	92,256
		Series - 2004 2 (Class 1B)
341,152		CIT Group Home Equity Loan Trust	6.390	12/25/30	54,353
		Series - 2002 2 (Class MF2)
68,827	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	67,192
		Series - 2006 15 (Class A2)
30,000	g,i	DB/UBS Mortgage Trust	5.470	11/10/46	31,064
		Series - 2011 LC1A (Class B)
175,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	167,201
		Series - 2011 LC1A (Class C)
657,289	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	616,659
		Series - 2007 1A (Class AF3)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	75,975
		Series - 2011 A (Class D)
57,095		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	55,958
		Series - 2006 HLTV (Class A3)
250,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	200,245
		Series - 2006 HLTV (Class A4)
42		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	42
		Series - 2007 1 (Class A1F)
261,294		Lehman XS Trust	6.500	06/25/46	150,866
		Series - 2006 13 (Class 2A1)
18,535	i	Morgan Stanley ABS Capital I	0.270	01/25/37	18,041
		Series - 2007 HE2 (Class A2A)
310,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	149,736
		Series - 2006 3 (Class AF3)
30,000	i	Residential Asset Securities Corp	0.620	04/25/35	26,658
		Series - 2005 KS3 (Class M3)
69,124		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	68,263
		Series - 2006 HI5 (Class A2)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Residential Funding Mortgage Securities II, Inc	6.060%	02/25/36	$78,614
		Series - 2006 HI1 (Class M2)
32,468	i	Securitized Asset Backed Receivables LLC Trust	0.340	03/25/36	30,645
		Series - 2006 NC2 (Class A2)
100,000	g,m	SLM Student Loan Trust	4.370	04/17/28	103,618
		Series - 2011 A (Class A2)
60,000	g,m	SLM Student Loan Trust	3.740	02/15/29	59,975
		Series - 2011 B (Class A2)
95,312	i	Soundview Home Equity Loan Trust	0.300	10/25/36	93,214
		Series - 2006 EQ1 (Class A2)
100,000	g	Vornado DP LLC	5.280	09/13/28	94,830
		Series - 2010 VNO (Class C)
133,229	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	109,914
		Series - 2006 N1 (Class N1)
34,994	i	Wells Fargo Home Equity Trust	0.330	07/25/36	30,740
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			2,910,134

OTHER MORTGAGE BACKED - 6.0%
80,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	72,290
		Series - 2005 3 (Class AJ)
70,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	74,985
		Series - 2006 6 (Class A4)
110,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	109,313
		Series - 2006 4 (Class AM)
53,128		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	47,576
		Series - 2005 AC2 (Class 1A)
25,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	26,909
		Series - 2006 PW14 (Class A4)
80,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	81,226
		Series - 2006 PW13 (Class AM)
50,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	49,544
		Series - 2006 T24 (Class AM)
75,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	80,198
		Series - 2004 T16 (Class A6)
20,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	21,722
		Series - 2007 PW17 (Class A4)
34,633		Chase Mortgage Finance Corp	5.500	10/25/35	34,239
		Series - 2005 S2 (Class A24)
335,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	330,836
		Series - 2007 C9 (Class AM)
70,414		Countrywide Alternative Loan Trust	5.500	08/25/16	69,229
		Series - 2004 30CB (Class 1A15)
36,937		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	36,341
		Series - 2005 12 (Class 1A5)
26,138		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	25,865
		Series - 2005 J3 (Class 1A1)
100,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	96,743
		Series - 2009 RR1 (Class A3C)
50,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	51,252
		Series - 2003 C3 (Class B)
35,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	33,508
		Series - 2005 C5 (Class AJ)
37,704		First Horizon Asset Securities, Inc	5.500	11/25/33	37,782
		Series - 2003 9 (Class 1A4)
72,932	i	GMAC Mortgage Corp Loan Trust	4.560	10/19/33	73,545
		Series - 2003 AR1 (Class A5)
710,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	729,517
		Series - 2006 GG7 (Class AM)
400,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	429,078
		Series - 2007 GG9 (Class A4)
70,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	76,073
		Series - 2006 GG6 (Class A4)
25,000		GS Mortgage Securities Corp II	5.560	11/10/39	27,091
		Series - 2006 GG8 (Class A4)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000	g	GS Mortgage Securities Corp II	5.150%	08/10/43	$98,822
		Series - 2010 C1 (Class B)
120,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	114,907
		Series - 2010 C2 (Class C)
70,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	69,496
		Series - 2010 C2 (Class B)
28,016	i	GSR Mortgage Loan Trust	2.800	01/25/36	26,397
		Series - 2006 AR1 (Class 2A2)
15,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	14,858
		Series - 2010 C2 (Class B)
30,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.720	11/15/43	29,169
		Series - 2010 C2 (Class C)
140,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	142,058
		Series - 2006 LDP8 (Class AM)
100,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.250	07/15/46	92,724
		Series - 2011 C4 (Class C)
150,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	159,715
		Series - 2006 LDP9 (Class A3)
55,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	58,782
		Series - 2007 CB18 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	215,700
		Series - 2007 LD11 (Class A4)
36,212	i	JP Morgan Mortgage Trust	4.290	04/25/35	35,832
		Series - 2005 A2 (Class 5A1)
50,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	54,001
		Series - 2005 C2 (Class A5)
220,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	237,109
		Series - 2007 C1 (Class A4)
115,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	122,565
		Series - 2007 C2 (Class A3)
145,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	140,927
		Series - 2007 C1 (Class AM)
75,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	81,371
		Series - 2007 C6 (Class A4)
48,033		MASTR Asset Securitization Trust	5.000	05/25/35	48,256
		Series - 2005 1 (Class 2A5)
200,000	i	Merrill Lynch Mortgage Trust	5.390	11/12/37	218,769
		Series - 2005 CKI1 (Class A6)
41,024	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	42,533
		Series - 2005 CIP1 (Class AM)
75,000	i	Merrill Lynch Mortgage Trust	5.860	05/12/39	82,916
		Series - 2006 C1 (Class A4)
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.610	02/12/39	81,848
		Series - 2006 1 (Class A4)
130,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	138,578
		Series - 2006 4 (Class A3)
750,000	i	Morgan Stanley Capital I	5.300	06/15/40	730,884
		Series - 2004 IQ8 (Class C)
270,000	i	Morgan Stanley Capital I	5.450	02/12/44	290,678
		Series - 2007 HQ11 (Class A4)
85,000		Morgan Stanley Capital I	5.360	03/15/44	90,190
		Series - 2007 IQ13 (Class A4)
40,000	g,i	Morgan Stanley Capital I	5.260	09/15/47	41,055
		Series - 2011 C1 (Class B)
290,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	275,726
		Series - 2011 C1 (Class C)
60,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	54,586
		Series - 2011 C1 (Class D)
30,000	i	Morgan Stanley Capital I	5.540	11/12/49	30,526
		Series - 2007 T25 (Class AM)
35,000		Morgan Stanley Capital I	4.770	07/15/56	33,962
		Series - 0 IQ9 (Class AJ)
75,000	g,i	RBSCF Trust	4.830	04/15/24	77,559
		Series - 2010 MB1 (Class D)
97,562		Residential Accredit Loans, Inc	6.000	06/25/36	60,344
		Series - 2006 QS7 (Class A3)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,719	i	Residential Accredit Loans, Inc	0.380%	05/25/46	$63,209
		Series - 2006 QO5 (Class 2A1)
103,438	i	Residential Funding Mortgage Securities I, Inc	3.000	08/25/35	91,827
		Series - 2005 SA3 (Class 2A1)
19,702	i	Structured Adjustable Rate Mortgage Loan Trust	0.570	03/25/35	18,941
		Series - 2005 6XS (Class A3)
137	i	Structured Adjustable Rate Mortgage Loan Trust	5.620	07/25/36	137
		Series - 2006 6 (Class 2A1)
195,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	176,315
		Series - 2007 C30 (Class AM)
290,000	i	Wachovia Bank Commercial Mortgage Trust	6.170	06/15/45	300,736
		Series - 2006 C26 (Class AM)
35,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	32,979
		Series - 2007 C34 (Class AM)
85,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	89,087
		Series - 2007 C31 (Class A5)
540,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	533,232
		Series - 2006 C29 (Class AM)
720,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	608,329
		Series - 2006 C29 (Class AJ)
50,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	54,397
		Series - 2007 C33 (Class A4)
33,146	i	Wells Fargo Mortgage Backed Securities Trust	5.400	03/25/36	33,268
		Series - 2006 AR1 (Class 2A2)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.280	10/15/57	50,940

		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			8,661,102

		TOTAL STRUCTURED ASSETS (Cost $12,149,098)			11,571,236

		TOTAL BONDS (Cost $138,172,589)			141,572,073

SHARES		COMPANY

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
5,517		Federal Home Loan Mortgage Corp	8.380	12/30/49	16,275
17,265		Federal National Mortgage Association	8.250	12/30/49	37,120

		TOTAL BANKS			53,395

		TOTAL PREFERRED STOCKS (Cost $569,550)			53,395

		TOTAL INVESTMENTS - 97.5% (Cost $138,742,139)			141,625,468
		OTHER ASSETS & LIABILITIES, NET - 2.5%			3,666,233

		NET ASSETS - 100.0%			$145,291,701

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $14,478,780 or 10.0% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.

j	Zero coupon.

m	Indicates a security that has been deemed illiquid.

n	In default.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 98.0%
BANKERS’ ACCEPTANCES - 2.6%
$ 109,000	JPMorgan Chase Bank NA	0.210%	07/13/11	$108,992
145,000	JPMorgan Chase Bank NA	0.210	07/18/11	144,986
104,000	JPMorgan Chase Bank NA	0.280	07/20/11	103,985
117,000	JPMorgan Chase Bank NA	0.210	08/01/11	116,979
112,000	JPMorgan Chase Bank NA	0.300	08/08/11	111,965
146,000	JPMorgan Chase Bank NA	0.150	08/10/11	145,976
120,000	JPMorgan Chase Bank NA	0.270	09/21/11	119,926
126,000	JPMorgan Chase Bank NA	0.180	09/26/11	125,945
161,000	JPMorgan Chase Bank NA	0.260	10/06/11	160,887
125,000	JPMorgan Chase Bank NA	0.260	11/07/11	124,884
181,000	JPMorgan Chase Bank NA	0.240	11/14/11	180,835
173,000	JPMorgan Chase Bank NA	0.260	12/12/11	172,795

	TOTAL BANKERS’ ACCEPTANCES			1,618,155

CERTIFICATE OF DEPOSIT - 5.7%
1,000,000	Bank of Nova Scotia	0.190	09/02/11	1,000,000
400,000	Barclays Bank PLC	0.410	12/13/11	400,000
315,000	BNP Paribas	0.470	11/01/11	315,054
500,000	Toronto-Dominion Bank	0.270	07/07/11	500,000
500,000	Toronto-Dominion Bank	0.150	07/21/11	500,000
500,000	Toronto-Dominion Bank	0.165	08/18/11	500,000
300,000	Toronto-Dominion Bank	0.170	08/23/11	300,000

	TOTAL CERTIFICATE OF DEPOSIT			3,515,054

COMMERCIAL PAPER - 47.5%
260,000	Abbott Laboratories	0.140	08/01/11	259,969
289,000	Abbott Laboratories	0.150	08/23/11	288,936
290,000	Australia & New Zealand Banking Group Ltd	0.305	09/07/11	289,833
250,000	Bank of Nova Scotia	0.100	07/26/11	249,983
340,000	Bank of Nova Scotia	0.180	07/29/11	339,952
250,000	Bank of Nova Scotia	0.150	08/01/11	249,968
500,000	Barclays US Funding Corp	0.235	09/12/11	499,762
210,000	BNP Paribas Finance, Inc	0.300	08/26/11	209,902
200,000	BNP Paribas Finance, Inc	0.400	09/09/11	199,844
230,000	BNP Paribas Finance, Inc	0.250	09/19/11	229,872
500,000	BNP Paribas Finance, Inc	0.230	10/03/11	499,700
300,000	Coca-Cola Co	0.200	07/06/11	299,992
500,000	Coca-Cola Co	0.200	07/07/11	499,984
300,000	Coca-Cola Co	0.215	08/24/11	299,903
250,000	Coca-Cola Co	0.120	08/30/11	249,950
282,000	Coca-Cola Co	0.140	09/07/11	281,925
300,000	Coca-Cola Co	0.160	09/16/11	299,897
600,000	Commonwealth Bank of Australia	0.150	07/05/11	599,990
545,000	Commonwealth Bank of Australia	0.130	07/06/11	544,990
400,000	Commonwealth Bank of Australia	0.150	07/07/11	399,990
300,000	Commonwealth Bank of Australia	0.170	08/25/11	299,922
210,000	Credit Agricole North America, Inc	0.240	08/17/11	209,934
350,000	Fairway Finance LLC	0.130	07/08/11	349,991
500,000	Fairway Finance LLC	0.160	07/13/11	499,974
390,000	Fairway Finance LLC	0.205	07/19/11	389,960
760,000	Falcon Asset Securitization Co LLC	0.120-0.130	07/11/11	759,974
275,000	Falcon Asset Securitization Co LLC	0.130	07/18/11	274,983
650,000	Falcon Asset Securitization Co LLC	0.150	08/16/11	649,875
600,000	General Electric Capital Corp	0.230	07/12/11	599,958
250,000	General Electric Capital Corp	0.120	09/27/11	249,927
250,000	General Electric Capital Corp	0.190	10/11/11	249,865
200,000	General Electric Capital Corp	0.230	12/06/11	199,798

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 600,000	General Electric Co	0.130%	09/28/11	$599,807
500,000	International Business Machines Corp	0.070	07/18/11	499,983
500,000	Jupiter Securitization Co LLC	0.130	07/13/11	499,978
500,000	Jupiter Securitization Co LLC	0.140	07/21/11	499,961
425,000	Lloyds TSB Bank plc	0.275	07/01/11	425,000
500,000	Lloyds TSB Bank plc	0.235	08/09/11	499,873
500,000	Merck & Co, Inc	0.100	08/30/11	499,917
500,000	National Australia Funding (Delaware)	0.190	07/11/11	499,974
500,000	National Australia Funding (Delaware)	0.150	08/01/11	499,935
465,000	National Australia Funding (Delaware)	0.155	09/02/11	464,874
600,000	Nestle Capital Corp	0.200	07/14/11	599,957
300,000	Nestle Capital Corp	0.200	07/25/11	299,960
300,000	Nestle Capital Corp	0.120	08/15/11	299,955
400,000	Old Line Funding LLC	0.120	07/08/11	399,991
250,000	Old Line Funding LLC	0.200	07/25/11	249,967
338,000	Old Line Funding LLC	0.170	09/20/11	337,871
800,000	Old Line Funding LLC	0.170	09/21/11	799,689
500,000	Private Export Funding Corp	0.165	10/04/11	499,782
500,000	Private Export Funding Corp	0.150	10/27/11	499,754
500,000	Procter & Gamble International Funding S.C.A	0.080	07/05/11	499,996
520,000	Procter & Gamble International Funding S.C.A	0.090	07/15/11	519,981
400,000	Procter & Gamble International Funding S.C.A	0.085	07/20/11	399,982
100,000	Province of Ontario Canada	0.150	07/12/11	99,995
300,000	Province of Ontario Canada	0.080	07/29/11	299,982
100,000	Rabobank USA Financial Corp	0.140	07/05/11	99,998
175,000	Rabobank USA Financial Corp	0.300	08/03/11	174,952
500,000	Sheffield Receivables Corp	0.200	07/19/11	499,950
500,000	Sheffield Receivables Corp	0.175	07/20/11	499,953
500,000	Sheffield Receivables Corp	0.140	07/28/11	499,948
680,000	Straight-A Funding LLC	0.200	07/06/11	679,981
500,000	Straight-A Funding LLC	0.170	08/09/11	499,908
552,000	Straight-A Funding LLC	0.170	08/10/11	551,896
250,000	Straight-A Funding LLC	0.160	08/22/11	249,942
265,000	UBS Finance Delaware LLC	0.150	07/13/11	264,987
300,000	Variable Funding Capital Co LLC	0.160	07/08/11	299,991
685,000	Variable Funding Capital Co LLC	0.200	07/14/11	684,950
250,000	Variable Funding Capital Co LLC	0.195	07/20/11	249,974
300,000	Variable Funding Capital Co LLC	0.150	08/02/11	299,960
345,000	Westpac Banking Corp	0.260	07/05/11	344,990
500,000	Westpac Banking Corp	0.190	07/25/11	499,937
260,000	Westpac Banking Corp	0.240	08/02/11	259,945
530,000	Westpac Banking Corp	0.180	08/03/11	529,912

	TOTAL COMMERCIAL PAPER			29,515,841

FOREIGN GOVERNMENT BONDS - 0.7%
400,000	Province of Ontario Canada	2.625	01/20/12	404,774

	TOTAL FOREIGN GOVERNMENT BONDS			404,774

GOVERNMENT AGENCY DEBT - 24.7%
160,000	Federal Farm Credit Bank (FFCB)	0.100	09/07/11	159,970
217,000	FFCB	0.320	12/30/11	216,649
500,000	Federal Home Loan Bank (FHLB)	0.035	07/06/11	499,998
500,000	FHLB	0.040	07/15/11	499,992
394,000	FHLB	0.060	07/27/11	393,983
200,000	FHLB	0.070	08/05/11	199,986
110,000	FHLB	0.050	08/10/11	109,994
1,361,000	FHLB	0.070-0.085	08/12/11	1,360,882
500,000	FHLB	0.085	09/06/11	499,921
500,000	FHLB	0.090	09/07/11	499,915
200,000	Federal Home Loan Mortgage Corp (FHLMC)	0.080	07/11/11	199,996
200,000	FHLMC	0.100	07/22/11	199,988
500,000	FHLMC	0.050	07/25/11	499,983
330,000	FHLMC	0.070	07/29/11	329,982
361,000	FHLMC	0.090	08/02/11	360,971
600,000	FHLMC	0.060	08/08/11	599,962
305,000	FHLMC	0.080	08/10/11	304,973
1,000,000	FHLMC	0.080	08/11/11	999,909
490,000	FHLMC	0.080	08/15/11	489,951
200,000	FHLMC	0.070	08/16/11	199,982

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 280,000		FHLMC	0.070%	08/17/11	$279,974
1,500,000		FHLMC	0.065	08/23/11	1,499,857
600,000		FHLMC	0.085	09/06/11	599,905
55,000		FHLMC	0.175	09/08/11	54,982
300,000		FHLMC	0.100	09/14/11	299,938
300,000		FHLMC	0.100	10/03/11	299,922
100,000		Federal National Mortgage Association (FNMA)	0.165	07/05/11	99,998
125,000		FNMA	0.080	07/07/11	124,998
500,000		FNMA	0.040	07/12/11	499,994
322,000		FNMA	0.075	07/13/11	321,992
1,000,000		FNMA	0.045	07/21/11	999,975
99,000		FNMA	0.075	07/25/11	98,995
500,000		FNMA	0.110	08/01/11	499,953
68,000		FNMA	0.100	08/03/11	67,994
268,000		FNMA	0.095	09/26/11	267,938
600,000		FNMA	0.100	09/27/11	599,853
144,000		FNMA	0.120	10/26/11	143,944

		TOTAL GOVERNMENT AGENCY DEBT			15,387,199

TREASURY DEBT - 13.3%
320,000		United States Treasury Bill	0.163	08/25/11	319,921
500,000		United States Treasury Bill	0.059	10/06/11	499,921
775,000		United States Treasury Bill	0.096-0.156	10/20/11	774,682
1,680,000		United States Treasury Bill	0.096-0.156	11/17/11	1,679,386
110,000		United States Treasury Bill	0.098	11/25/11	109,956
250,000		United States Treasury Bill	0.095	12/01/11	249,899
250,000		United States Treasury Bill	0.065	12/08/11	249,928
500,000		United States Treasury Note	1.000	08/31/11	500,602
1,385,000		United States Treasury Note	1.000	10/31/11	1,388,751
1,300,000		United States Treasury Note	0.750	11/30/11	1,302,936
525,000		United States Treasury Note	1.125	12/15/11	527,263
365,000		United States Treasury Note	0.875	01/31/12	366,410
270,000		United States Treasury Note	0.750	05/31/12	271,145

		TOTAL TREASURY DEBT			8,240,800

VARIABLE RATE NOTES - 3.5%
300,000	i	Federal Farm Credit Bank (FFCB)	0.140	02/13/12	299,990
400,000	i	Federal Home Loan Bank (FHLB)	0.150	01/13/12	399,989
1,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.060	11/09/11	1,499,598

		TOTAL VARIABLE RATE NOTES			2,199,577

		TOTAL SHORT-TERM INVESTMENTS (Cost $60,881,400)			60,881,400

		TOTAL PORTFOLIO - 98.0% (Cost $60,881,400)			60,881,400
		OTHER ASSETS & LIABILITIES, NET - 2.0%			1,220,066

		NET ASSETS - 100.0%			$62,101,466

i	Floating or variable rate security. Coupon reflects the rate at period end.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: August 16, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 16, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Dated: August 16, 2011	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer